UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-649

Fidelity Puritan Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2015

Item 1. Reports to Stockholders

Fidelity®

Balanced

Fund

Semiannual Report

February 28, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2014 to February 28, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During Period* September 1, 2014 to February 28, 2015
Balanced	.56%
Actual		$ 1,000.00	$ 1,048.50	$ 2.84
HypotheticalA		$ 1,000.00	$ 1,022.02	$ 2.81
Class K	.46%
Actual		$ 1,000.00	$ 1,049.00	$ 2.34
HypotheticalA		$ 1,000.00	$ 1,022.51	$ 2.31

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year ranged from were less than .01%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Top Five Stocks as of February 28, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.8	2.6
Citigroup, Inc.	1.3	0.6
Google, Inc. Class C	1.3	1.3
Bank of America Corp.	1.2	1.1
Capital One Financial Corp.	1.1	1.2
	7.7
Top Five Bond Issuers as of February 28, 2015
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	5.9	3.2
Fannie Mae	3.4	4.5
Freddie Mac	1.1	0.9
Ginnie Mae	1.1	1.1
Morgan Stanley	0.8	0.4
	12.3
Top Five Market Sectors as of February 28, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.4	17.4
Information Technology	12.9	13.2
Health Care	10.8	10.8
Consumer Discretionary	10.7	9.9
Energy	7.7	9.2
Asset Allocation (% of fund's net assets)
As of February 28, 2015*		As of August 31, 2014**
	Stocks and Equity Futures 67.8%		Stocks and Equity Futures 72.0%
	Bonds 30.8%		Bonds 26.6%
	Convertible Securities 0.1%		Convertible Securities 0.0%
	Other Investments 0.4%		Other Investments 0.4%
	Short-Term Investments and Net Other Assets (Liabilities) 0.9%		Short-Term Investments and Net Other Assets (Liabilities) 1.0%
* Foreign investments	11.3%	** Foreign investments	9.7%

Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Semiannual Report

Investments February 28, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 66.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.4%
Automobiles - 0.1%
Harley-Davidson, Inc.	583,100	$ 37,068
Diversified Consumer Services - 0.4%
H&R Block, Inc.	3,162,171	107,988
Hotels, Restaurants & Leisure - 2.4%
ARAMARK Holdings Corp.	883,936	27,977
Extended Stay America, Inc. unit	6,339,070	122,344
McDonald's Corp.	1,968,974	194,732
Panera Bread Co. Class A (a)	746,000	120,427
Starbucks Corp.	2,015,377	188,408
Wynn Resorts Ltd.	375,900	53,566
		707,454
Internet & Catalog Retail - 1.5%
Amazon.com, Inc. (a)	150,100	57,062
Ctrip.com International Ltd. sponsored ADR (a)	803,000	36,432
Liberty Interactive Corp. Series A (a)	5,705,535	168,484
Priceline Group, Inc. (a)	109,700	135,752
Travelport Worldwide Ltd. (e)	2,487,116	39,645
		437,375
Media - 2.7%
Comcast Corp. Class A	783,617	46,531
DIRECTV (a)	1,700,818	150,692
DreamWorks Animation SKG, Inc. Class A (a)(e)	2,861,500	61,265
Legend Pictures LLC (a)(o)(p)	8,571	20,264
Liberty Media Corp. Class C (a)	3,153,700	121,733
Manchester United PLC (a)(e)	1,836,500	29,366
The Madison Square Garden Co. Class A (a)	2,102,685	164,745
Twenty-First Century Fox, Inc. Class A	5,221,317	182,746
		777,342
Multiline Retail - 0.9%
B&M European Value Retail S.A.	14,660,083	72,426
Dollar General Corp. (a)	2,325,912	168,908
Poundland Group PLC	1,975,002	11,770
		253,104
Specialty Retail - 0.6%
Michaels Companies, Inc.	1,920,100	54,147
TJX Companies, Inc.	1,707,233	117,184
		171,331
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.8%
lululemon athletica, Inc. (a)	904,352	$ 61,894
NIKE, Inc. Class B	1,705,900	165,677
		227,571
TOTAL CONSUMER DISCRETIONARY		2,719,233
CONSUMER STAPLES - 6.3%
Beverages - 1.2%
Anheuser-Busch InBev SA NV	230,244	29,209
Coca-Cola Icecek Sanayi A/S	311,728	6,058
Diageo PLC sponsored ADR	197,387	23,459
Embotelladora Andina SA sponsored ADR	354,391	5,894
Monster Beverage Corp. (a)	325,700	45,963
Pernod Ricard SA	174,350	20,672
Remy Cointreau SA	183,227	13,457
The Coca-Cola Co.	4,745,161	205,465
		350,177
Food & Staples Retailing - 1.6%
CVS Health Corp.	1,884,985	195,793
Kroger Co.	1,726,554	122,844
Sysco Corp.	1,317,812	51,381
Wal-Mart Stores, Inc.	727,367	61,048
Whole Foods Market, Inc.	656,900	37,108
		468,174
Food Products - 0.8%
Bunge Ltd.	465,698	38,085
Keurig Green Mountain, Inc.	338,600	43,199
Mead Johnson Nutrition Co. Class A	923,831	96,781
Nestle SA	248,984	19,459
The Hershey Co.	411,900	42,747
		240,271
Household Products - 1.0%
Colgate-Palmolive Co.	490,700	34,751
Procter & Gamble Co.	2,924,193	248,937
		283,688
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	449,300	37,144
L'Oreal SA	74,100	13,454
		50,598
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 1.5%
Altria Group, Inc.	3,792,713	$ 213,492
British American Tobacco PLC sponsored ADR	1,789,810	208,459
Souza Cruz SA	717,800	6,412
		428,363
TOTAL CONSUMER STAPLES		1,821,271
ENERGY - 5.5%
Energy Equipment & Services - 0.7%
Baker Hughes, Inc.	269,600	16,853
C&J Energy Services, Inc. (a)	1,287,951	17,555
Dril-Quip, Inc. (a)	245,769	17,858
FMC Technologies, Inc. (a)	629,071	25,119
Halliburton Co.	2,003,511	86,031
Independence Contract Drilling, Inc. (f)	1,235,434	7,054
Oceaneering International, Inc.	535,791	29,217
		199,687
Oil, Gas & Consumable Fuels - 4.8%
Anadarko Petroleum Corp.	1,629,731	137,272
Apache Corp.	626,700	41,262
BG Group PLC	1,924,664	28,336
Cabot Oil & Gas Corp.	1,479,850	42,916
Chevron Corp.	2,782,305	296,816
Cimarex Energy Co.	597,102	65,490
Columbia Pipeline Partners LP	513,300	14,213
EOG Resources, Inc.	935,516	83,934
EP Energy Corp. (a)(e)	1,707,251	19,207
Exxon Mobil Corp.	2,053,178	181,788
Kinder Morgan, Inc.	2,913,242	119,472
Memorial Resource Development Corp.	1,319,671	27,066
Noble Energy, Inc.	2,021,330	95,467
Parsley Energy, Inc. Class A (e)	993,430	14,792
Phillips 66 Co.	1,233,217	96,758
PrairieSky Royalty Ltd. (e)	709,300	17,941
Suncor Energy, Inc.	2,352,800	70,635
Valero Energy Partners LP	369,831	19,708
		1,373,073
TOTAL ENERGY		1,572,760
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 10.7%
Banks - 4.7%
Bank of America Corp.	21,567,108	$ 340,976
Citigroup, Inc.	7,124,312	373,456
Huntington Bancshares, Inc.	8,039,000	87,947
JPMorgan Chase & Co.	4,781,154	292,989
SunTrust Banks, Inc.	1,162,348	47,656
Synovus Financial Corp.	881,820	24,682
U.S. Bancorp	4,313,647	192,432
		1,360,138
Capital Markets - 1.7%
Ameriprise Financial, Inc.	338,194	45,193
BlackRock, Inc. Class A	277,676	103,134
Carlyle Group LP	286,400	7,403
E*TRADE Financial Corp. (a)	1,424,649	37,091
Goldman Sachs Group, Inc.	791,800	150,276
Invesco Ltd.	632,913	25,487
Northern Trust Corp.	600,119	41,906
Oaktree Capital Group LLC Class A	286,697	15,424
State Street Corp.	335,100	24,948
The Blackstone Group LP	732,507	27,440
		478,302
Consumer Finance - 1.5%
Capital One Financial Corp.	3,896,201	306,670
Navient Corp.	2,380,634	50,946
SLM Corp.	4,814,034	45,589
Springleaf Holdings, Inc. (a)	759,100	29,187
		432,392
Diversified Financial Services - 0.6%
Berkshire Hathaway, Inc.:
Class A (a)	129	28,532
Class B (a)	561,700	82,800
IntercontinentalExchange Group, Inc.	215,262	50,664
KBC Ancora (a)	343,174	11,732
		173,728
Insurance - 1.1%
Direct Line Insurance Group PLC	7,181,730	36,301
Fairfax Financial Holdings Ltd. (sub. vtg.)	60,300	31,643
Marsh & McLennan Companies, Inc.	1,135,977	64,626
MetLife, Inc.	908,547	46,181
Principal Financial Group, Inc.	614,300	31,434
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
The Chubb Corp.	740,300	$ 74,363
Unum Group	609,200	20,445
		304,993
Real Estate Investment Trusts - 0.9%
Altisource Residential Corp. Class B	2,037,717	42,079
American Tower Corp.	243,900	24,180
Boston Properties, Inc.	401,497	55,170
Digital Realty Trust, Inc.	820,600	54,471
Duke Realty LP	740,900	15,826
InfraReit, Inc.	282,800	7,670
Outfront Media, Inc.	412,762	12,362
Sun Communities, Inc.	642,015	43,394
		255,152
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	2,079,503	71,244
Thrifts & Mortgage Finance - 0.0%
Ocwen Financial Corp. (a)(e)	683,400	5,563
TOTAL FINANCIALS		3,081,512
HEALTH CARE - 10.1%
Biotechnology - 3.3%
Actelion Ltd.	94,847	11,352
Alexion Pharmaceuticals, Inc. (a)	619,504	111,740
Amgen, Inc.	1,077,158	169,889
ARIAD Pharmaceuticals, Inc. (a)(e)	820,791	6,673
Biogen Idec, Inc. (a)	402,885	165,018
BioMarin Pharmaceutical, Inc. (a)	447,498	47,914
Celgene Corp. (a)	1,317,700	160,140
Gilead Sciences, Inc. (a)	2,079,028	215,242
Vertex Pharmaceuticals, Inc. (a)	437,700	52,275
		940,243
Health Care Equipment & Supplies - 1.8%
Boston Scientific Corp. (a)	7,722,502	130,510
Edwards Lifesciences Corp. (a)	272,382	36,232
Medtronic PLC	2,939,821	228,101
Quidel Corp. (a)(e)	424,090	10,891
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
The Cooper Companies, Inc.	348,437	$ 57,133
Zimmer Holdings, Inc.	434,100	52,261
		515,128
Health Care Providers & Services - 1.8%
Brookdale Senior Living, Inc. (a)	1,195,003	44,825
Cigna Corp.	1,009,660	122,805
HCA Holdings, Inc. (a)	917,079	65,608
Henry Schein, Inc. (a)	328,104	45,951
McKesson Corp.	762,048	174,280
UnitedHealth Group, Inc.	680,000	77,268
		530,737
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	1,227,200	51,800
Thermo Fisher Scientific, Inc.	856,597	111,358
		163,158
Pharmaceuticals - 2.6%
AbbVie, Inc.	543,368	32,874
Actavis PLC (a)	798,443	232,634
Allergan, Inc.	58,200	13,545
Bristol-Myers Squibb Co.	2,760,041	168,142
Mallinckrodt PLC (a)	746,300	87,108
Merck & Co., Inc.	807,496	47,271
Roche Holding AG (participation certificate)	136,060	37,075
Shire PLC	793,388	64,003
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,302,100	74,246
		756,898
TOTAL HEALTH CARE		2,906,164
INDUSTRIALS - 6.3%
Aerospace & Defense - 0.8%
Meggitt PLC	10,888,036	91,612
TransDigm Group, Inc.	690,569	149,757
		241,369
Air Freight & Logistics - 0.4%
FedEx Corp.	625,127	110,635
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 1.0%
AMETEK, Inc.	4,380,548	$ 232,782
Hubbell, Inc. Class B	652,992	74,310
		307,092
Industrial Conglomerates - 1.7%
Danaher Corp.	3,103,866	270,905
Roper Industries, Inc.	1,279,639	214,429
		485,334
Machinery - 0.9%
Deere & Co.	1,266,300	114,727
Pall Corp.	705,721	71,144
WABCO Holdings, Inc. (a)	622,100	72,680
		258,551
Professional Services - 0.3%
Verisk Analytics, Inc. (a)	1,100,893	79,055
Road & Rail - 0.8%
CSX Corp.	1,714,746	58,833
J.B. Hunt Transport Services, Inc.	2,039,495	174,377
		233,210
Trading Companies & Distributors - 0.4%
HD Supply Holdings, Inc. (a)	3,571,600	105,380
TOTAL INDUSTRIALS		1,820,626
INFORMATION TECHNOLOGY - 12.6%
Communications Equipment - 1.3%
Cisco Systems, Inc.	4,958,399	146,322
QUALCOMM, Inc.	3,292,951	238,772
		385,094
Electronic Equipment & Components - 0.4%
Samsung SDI Co. Ltd.	88,460	10,966
TE Connectivity Ltd.	1,193,965	86,121
Trimble Navigation Ltd. (a)	885,100	23,137
		120,224
Internet Software & Services - 3.2%
58.com, Inc. ADR (a)(e)	403,806	16,831
Alibaba Group Holding Ltd. sponsored ADR (e)	1,530,900	130,310
ChannelAdvisor Corp. (a)(e)	909,906	8,999
Cvent, Inc. (a)(e)	1,760,246	50,959
Demandware, Inc. (a)	302,598	19,121
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Facebook, Inc. Class A (a)	2,784,007	$ 219,853
Five9, Inc. (e)	1,516,246	5,913
Google, Inc. Class C (a)	664,069	370,816
HomeAway, Inc. (a)	1,114,200	34,535
Opower, Inc. (e)	2,224,385	33,410
Twitter, Inc. (a)	167,100	8,034
Wix.com Ltd. (a)	392,937	7,203
Zoopla Property Group PLC (e)	3,820,494	10,853
		916,837
IT Services - 0.4%
Fidelity National Information Services, Inc.	184,000	12,437
Lionbridge Technologies, Inc. (a)	739,645	4,164
Sabre Corp.	2,360,940	51,374
Total System Services, Inc.	1,038,000	39,652
		107,627
Semiconductors & Semiconductor Equipment - 1.9%
Broadcom Corp. Class A	418,000	18,906
Marvell Technology Group Ltd.	11,514,600	185,615
Micron Technology, Inc. (a)	634,411	19,457
NVIDIA Corp.	1,998,500	44,087
NXP Semiconductors NV (a)	939,724	79,778
Qorvo, Inc. (a)	2,509,415	174,153
STMicroelectronics NV (NY Shares) unit	1,286,700	11,439
		533,435
Software - 1.9%
Activision Blizzard, Inc.	499,000	11,637
Adobe Systems, Inc. (a)	1,142,867	90,401
Autodesk, Inc. (a)	670,000	43,041
Citrix Systems, Inc. (a)	123,300	7,851
CommVault Systems, Inc. (a)	123,263	5,950
Fleetmatics Group PLC (a)	423,903	17,469
Imperva, Inc. (a)	1,289,607	59,451
Intuit, Inc.	883,762	86,282
Oracle Corp.	1,056,325	46,288
salesforce.com, Inc. (a)	1,722,674	119,519
Xero Ltd. (a)(e)	1,666,793	31,141
Yodlee, inc. (e)	646,000	8,327
Zendesk, Inc.	800,400	19,786
		547,143
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - 3.5%
Apple, Inc.	6,366,114	$ 817,791
Electronics for Imaging, Inc. (a)	712,909	28,944
Hewlett-Packard Co.	3,097,200	107,906
Samsung Electronics Co. Ltd.	27,030	33,312
Western Digital Corp.	283,100	30,286
		1,018,239
TOTAL INFORMATION TECHNOLOGY		3,628,599
MATERIALS - 2.9%
Chemicals - 2.5%
Airgas, Inc.	1,352,970	158,595
Cabot Corp.	138,174	6,234
CF Industries Holdings, Inc.	110,100	33,716
E.I. du Pont de Nemours & Co.	1,238,700	96,433
Eastman Chemical Co.	667,482	49,701
Ecolab, Inc.	1,190,000	137,493
FMC Corp.	758,473	48,095
LyondellBasell Industries NV Class A	504,722	43,361
Methanex Corp.	370,100	20,129
Monsanto Co.	633,446	76,286
W.R. Grace & Co. (a)	353,201	35,020
		705,063
Construction Materials - 0.1%
Eagle Materials, Inc.	325,900	25,583
Containers & Packaging - 0.2%
Graphic Packaging Holding Co.	1,398,668	21,106
Rock-Tenn Co. Class A	670,978	46,056
		67,162
Metals & Mining - 0.1%
Nucor Corp.	808,400	38,019
TOTAL MATERIALS		835,827
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.1%
Cogent Communications Group, Inc.	352,000	12,925
inContact, Inc. (a)	1,324,987	15,516
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Level 3 Communications, Inc. (a)	559,109	$ 30,114
Verizon Communications, Inc.	5,101,946	252,291
		310,846
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	1,141,700	37,710
Telephone & Data Systems, Inc.	294,900	7,502
		45,212
TOTAL TELECOMMUNICATION SERVICES		356,058
UTILITIES - 1.9%
Electric Utilities - 0.9%
Edison International	542,827	34,877
Exelon Corp.	1,768,700	59,994
NextEra Energy, Inc.	950,500	98,339
PPL Corp.	1,702,100	58,042
		251,252
Gas Utilities - 0.1%
National Fuel Gas Co.	318,289	20,501
Independent Power and Renewable Electricity Producers - 0.1%
Calpine Corp. (a)	262,900	5,573
NRG Energy, Inc.	1,276,172	30,603
		36,176
Multi-Utilities - 0.8%
Dominion Resources, Inc.	1,081,839	77,990
NiSource, Inc.	1,093,582	46,926
PG&E Corp.	694,729	37,328
Sempra Energy	692,231	74,899
		237,143
TOTAL UTILITIES		545,072
TOTAL COMMON STOCKS (Cost $14,527,917)		19,287,122
Preferred Stocks - 0.1%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Southwestern Energy Co. Series B 6.25% (a)	442,000	$ 24,085
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
MongoDB, Inc. Series F, 8.00% (a)(p)	281,270	2,531
TOTAL CONVERTIBLE PREFERRED STOCKS		26,616
Nonconvertible Preferred Stocks - 0.0%
CONSUMER STAPLES - 0.0%
Beverages - 0.0%
Ambev SA sponsored ADR	1,461,125	9,424
TOTAL PREFERRED STOCKS (Cost $32,686)		36,040
Nonconvertible Bonds - 13.0%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.8%
Automobiles - 0.5%
General Motors Co.:
3.5% 10/2/18	$ 5,595	5,763
6.25% 10/2/43	921	1,143
General Motors Financial Co., Inc.:
2.625% 7/10/17	1,780	1,803
3% 9/25/17	4,056	4,147
3.15% 1/15/20	19,000	19,199
3.25% 5/15/18	2,895	2,957
3.5% 7/10/19	41,541	42,732
4% 1/15/25	7,674	7,872
4.25% 5/15/23	3,220	3,373
4.375% 9/25/21	38,060	40,439
4.75% 8/15/17	3,095	3,281
Volkswagen International Finance NV 2.375% 3/22/17 (g)	1,830	1,872
		134,581
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 2.875% 1/15/19	$ 617	$ 630
Media - 0.3%
Comcast Corp. 4.75% 3/1/44	11,400	13,156
COX Communications, Inc. 3.25% 12/15/22 (g)	2,422	2,445
Discovery Communications LLC 5.05% 6/1/20	204	227
NBCUniversal, Inc. 5.15% 4/30/20	7,276	8,373
News America Holdings, Inc. 7.75% 12/1/45	9,421	14,417
Thomson Reuters Corp.:
1.3% 2/23/17	2,082	2,083
3.85% 9/29/24	5,214	5,377
Time Warner Cable, Inc.:
4% 9/1/21	10,989	11,644
5.85% 5/1/17	1,829	1,994
6.75% 7/1/18	1,974	2,268
8.25% 4/1/19	11,974	14,624
Time Warner, Inc.:
2.1% 6/1/19	13,219	13,284
5.875% 11/15/16	4,882	5,276
Viacom, Inc.:
2.5% 9/1/18	809	825
3.5% 4/1/17	264	275
		96,268
TOTAL CONSUMER DISCRETIONARY		231,479
CONSUMER STAPLES - 0.3%
Beverages - 0.0%
SABMiller Holdings, Inc. 2.45% 1/15/17 (g)	2,353	2,407
Food & Staples Retailing - 0.1%
Kroger Co. 3.3% 1/15/21	6,190	6,427
Walgreens Boots Alliance, Inc.:
2.7% 11/18/19	3,939	4,009
3.3% 11/18/21	4,671	4,806
		15,242
Food Products - 0.0%
Cargill, Inc. 6% 11/27/17 (g)	572	638
ConAgra Foods, Inc.:
1.9% 1/25/18	2,279	2,276
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
ConAgra Foods, Inc.: - continued
3.2% 1/25/23	$ 1,917	$ 1,891
William Wrigley Jr. Co.:
1.4% 10/21/16 (g)	3,710	3,722
2% 10/20/17 (g)	5,313	5,353
		13,880
Tobacco - 0.2%
Altria Group, Inc.:
2.625% 1/14/20	12,900	13,101
2.85% 8/9/22	4,604	4,598
4% 1/31/24	3,615	3,872
9.7% 11/10/18	6,258	8,050
Reynolds American, Inc.:
3.25% 11/1/22	3,376	3,367
4.85% 9/15/23	8,000	8,838
6.75% 6/15/17	4,975	5,529
7.25% 6/15/37	7,569	9,939
		57,294
TOTAL CONSUMER STAPLES		88,823
ENERGY - 1.9%
Energy Equipment & Services - 0.1%
DCP Midstream LLC:
4.75% 9/30/21 (g)	6,909	6,530
5.35% 3/15/20 (g)	6,814	6,716
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	7,675	7,839
5% 10/1/21	2,791	3,023
6.5% 4/1/20	2,608	2,998
Noble Holding International Ltd. 3.05% 3/1/16	914	923
Transocean, Inc. 5.05% 12/15/16	4,522	4,528
		32,557
Oil, Gas & Consumable Fuels - 1.8%
Anadarko Petroleum Corp. 6.375% 9/15/17	15,653	17,517
BP Capital Markets PLC:
4.5% 10/1/20	1,336	1,475
4.742% 3/11/21	6,000	6,675
Canadian Natural Resources Ltd. 1.75% 1/15/18	2,851	2,822
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
DCP Midstream Operating LP:
2.5% 12/1/17	$ 3,027	$ 2,940
2.7% 4/1/19	616	582
3.875% 3/15/23	2,761	2,503
4.95% 4/1/22	1,267	1,237
Duke Energy Field Services:
5.375% 10/15/15 (g)	2,055	2,090
6.45% 11/3/36 (g)	6,493	6,009
El Paso Natural Gas Co. 5.95% 4/15/17	1,572	1,682
Empresa Nacional de Petroleo 4.375% 10/30/24 (g)	5,615	5,800
Enable Midstream Partners LP:
2.4% 5/15/19 (g)	1,957	1,910
3.9% 5/15/24 (g)	2,064	2,025
Enbridge Energy Partners LP 4.2% 9/15/21	8,103	8,449
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (g)	780	828
Kinder Morgan, Inc. 2% 12/1/17	2,620	2,627
Marathon Petroleum Corp. 5.125% 3/1/21	4,415	4,964
Motiva Enterprises LLC 5.75% 1/15/20 (g)	1,252	1,372
MPLX LP 4% 2/15/25	1,190	1,207
Nakilat, Inc. 6.067% 12/31/33 (g)	2,490	2,899
Nexen, Inc.:
5.2% 3/10/15	1,528	1,529
6.2% 7/30/19	2,252	2,587
Pemex Project Funding Master Trust 5.75% 3/1/18	25,063	27,444
Petrobras Global Finance BV:
1.8806% 5/20/16 (l)	6,590	6,261
3% 1/15/19	18,609	16,111
3.25% 3/17/17	19,613	18,272
4.375% 5/20/23	4,137	3,405
4.875% 3/17/20	23,870	21,185
5.625% 5/20/43	22,261	17,769
7.25% 3/17/44	30,172	27,274
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	7,288	7,162
5.375% 1/27/21	43,072	38,755
5.75% 1/20/20	17,949	16,557
5.875% 3/1/18	3,468	3,330
7.875% 3/15/19	7,382	7,474
Petroleos Mexicanos:
3.5% 7/18/18	8,047	8,316
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleos Mexicanos: - continued
3.5% 7/23/20 (g)	$ 8,815	$ 8,974
3.5% 1/30/23	5,005	4,903
4.5% 1/23/26 (g)	11,915	12,126
4.875% 1/24/22	1,430	1,519
4.875% 1/18/24	7,021	7,467
5.5% 1/21/21	13,423	14,732
5.5% 6/27/44	19,723	20,019
5.625% 1/23/46 (g)	7,673	7,869
6% 3/5/20	4,797	5,433
6.375% 1/23/45	26,396	29,528
6.5% 6/2/41	8,420	9,493
8% 5/3/19	3,943	4,736
Phillips 66 Co.:
1.95% 3/5/15	1,844	1,844
2.95% 5/1/17	1,844	1,909
4.3% 4/1/22	6,383	6,970
Phillips 66 Partners LP 2.646% 2/15/20	652	656
Plains All American Pipeline LP/PAA Finance Corp. 6.125% 1/15/17	1,940	2,102
Southeast Supply Header LLC 4.25% 6/15/24 (g)	5,790	5,877
Southwestern Energy Co.:
3.3% 1/23/18	3,081	3,124
4.05% 1/23/20	5,591	5,727
Spectra Energy Capital, LLC 5.65% 3/1/20	1,087	1,198
Spectra Energy Partners, LP:
2.95% 6/15/16	1,472	1,505
4.6% 6/15/21	1,816	1,993
Suncor Energy, Inc. 6.1% 6/1/18	623	705
The Williams Companies, Inc.:
3.7% 1/15/23	5,046	4,718
4.55% 6/24/24	25,316	24,734
Western Gas Partners LP 5.375% 6/1/21	10,614	11,840
Williams Partners LP 4.3% 3/4/24	4,754	4,890
		507,635
TOTAL ENERGY		540,192
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - 7.6%
Banks - 3.5%
Associated Banc-Corp. 5.125% 3/28/16	$ 2,238	$ 2,329
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (g)	18,318	18,276
5.5% 7/12/20 (g)	21,376	22,151
5.75% 9/26/23 (g)	5,809	5,911
6.5% 6/10/19 (g)	2,097	2,249
Bank of America Corp.:
1.35% 11/21/16	5,398	5,398
2.6% 1/15/19	57,427	58,330
2.65% 4/1/19	17,421	17,723
3.875% 3/22/17	944	990
4.2% 8/26/24	7,745	8,021
4.25% 10/22/26	6,748	6,904
5.625% 10/14/16	22,550	24,060
5.75% 12/1/17	19,000	21,011
6.5% 8/1/16	1,220	1,308
Bank of America NA 5.3% 3/15/17	16,651	17,871
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1.7% 3/5/18 (g)	20,793	20,778
2.3% 3/5/20 (g)	10,390	10,368
Barclays Bank PLC 2.5% 2/20/19	4,000	4,079
Barclays PLC 2.75% 11/8/19	5,728	5,794
BB&T Corp. 3.95% 3/22/22	1,805	1,926
Capital One NA:
1.65% 2/5/18	8,000	7,987
2.95% 7/23/21	8,837	8,947
Citigroup, Inc.:
1.3% 11/15/16	663	662
1.55% 8/14/17	26,000	25,965
1.75% 5/1/18	21,658	21,537
1.8% 2/5/18	17,419	17,378
1.85% 11/24/17	13,884	13,908
2.5% 7/29/19	26,091	26,398
2.55% 4/8/19	24,266	24,660
4.05% 7/30/22	17,500	18,234
4.45% 1/10/17	15,842	16,703
5.3% 5/6/44	12,873	14,401
6% 8/15/17	15,053	16,599
Citizens Financial Group, Inc. 4.15% 9/28/22 (g)	6,485	6,759
Credit Suisse AG 6% 2/15/18	17,158	19,054
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
Credit Suisse New York Branch 5.4% 1/14/20	$ 1,450	$ 1,630
Discover Bank:
7% 4/15/20	4,144	4,941
8.7% 11/18/19	745	915
Fifth Third Bancorp:
3.5% 3/15/22	638	665
4.5% 6/1/18	584	629
5.45% 1/15/17	4,032	4,325
HBOS PLC 6.75% 5/21/18 (g)	560	627
HSBC Holdings PLC 4.25% 3/14/24	3,415	3,601
Huntington Bancshares, Inc. 7% 12/15/20	3,353	4,050
Huntington National Bank:
1.3% 11/20/16	4,131	4,137
1.7% 2/26/18	37,500	37,492
2.2% 4/1/19	3,200	3,202
2.4% 4/1/20	40,000	40,097
Intesa Sanpaolo SpA:
2.375% 1/13/17	18,700	18,976
3.125% 1/15/16	20,275	20,594
JPMorgan Chase & Co.:
3.875% 9/10/24	16,385	16,707
4.125% 12/15/26	113,135	116,117
JPMorgan Chase Bank 6% 10/1/17	2,460	2,727
KeyCorp. 5.1% 3/24/21	628	713
Marshall & Ilsley Bank:
4.85% 6/16/15	5,313	5,374
5% 1/17/17	10,492	11,103
Regions Bank:
6.45% 6/26/37	12,100	15,123
7.5% 5/15/18	13,814	15,975
Regions Financial Corp.:
2% 5/15/18	7,953	7,907
5.75% 6/15/15	1,528	1,548
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	61,446	65,084
6% 12/19/23	12,648	14,159
6.1% 6/10/23	8,213	9,208
6.125% 12/15/22	39,429	44,478
Sumitomo Mitsui Banking Corp. 1.3% 1/10/17	6,500	6,494
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
SunTrust Banks, Inc.:
2.35% 11/1/18	$ 3,112	$ 3,155
3.5% 1/20/17	4,862	5,065
Wachovia Bank NA 6% 11/15/17	8,083	9,060
Wells Fargo & Co.:
4.1% 6/3/26	15,000	15,718
4.48% 1/16/24	6,481	7,070
		1,013,335
Capital Markets - 1.7%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	8,929	8,887
4.25% 2/15/24	2,464	2,603
Goldman Sachs Group, Inc.:
1.748% 9/15/17	24,600	24,526
2.55% 10/23/19	85,599	86,240
2.6% 4/23/20	1,000	1,001
2.625% 1/31/19	30,072	30,589
2.9% 7/19/18	10,319	10,621
5.95% 1/18/18	5,343	5,957
6.15% 4/1/18	3,993	4,488
6.25% 9/1/17	23,534	26,162
JPMorgan Chase & Co. 1.7% 3/1/18	20,790	20,779
Lazard Group LLC:
4.25% 11/14/20	5,286	5,628
6.85% 6/15/17	7,605	8,465
Merrill Lynch & Co., Inc. 6.4% 8/28/17	30,624	34,072
Morgan Stanley:
1.875% 1/5/18	7,156	7,186
2.125% 4/25/18	18,100	18,233
2.375% 7/23/19	84,301	84,815
2.5% 1/24/19	43,150	43,810
2.65% 1/27/20	2,659	2,681
4.875% 11/1/22	8,674	9,424
5.45% 1/9/17	52,060	55,834
5.625% 9/23/19	547	621
5.95% 12/28/17	301	335
6.625% 4/1/18	1,804	2,052
UBS AG Stamford Branch 2.375% 8/14/19	13,000	13,155
		508,164
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - 0.7%
Capital One Financial Corp. 2.45% 4/24/19	$ 5,260	$ 5,316
Discover Financial Services:
3.85% 11/21/22	2,701	2,779
5.2% 4/27/22	2,488	2,751
6.45% 6/12/17	13,316	14,628
Ford Motor Credit Co. LLC:
1.5% 1/17/17	19,067	19,094
2.145% 1/9/18	25,000	25,281
2.375% 3/12/19	19,600	19,842
2.5% 1/15/16	16,000	16,209
2.875% 10/1/18	11,000	11,336
3% 6/12/17	6,246	6,456
4.375% 8/6/23	15,332	16,748
5% 5/15/18	10,000	10,933
5.875% 8/2/21	12,574	14,850
General Electric Capital Corp. 4.625% 1/7/21	849	956
Hyundai Capital America:
1.45% 2/6/17 (g)	6,312	6,294
1.625% 10/2/15 (g)	2,131	2,141
1.875% 8/9/16 (g)	1,605	1,622
2.125% 10/2/17 (g)	2,357	2,378
2.55% 2/6/19 (g)	6,671	6,705
2.875% 8/9/18 (g)	2,848	2,915
Synchrony Financial:
1.875% 8/15/17	1,554	1,556
3% 8/15/19	2,283	2,322
3.75% 8/15/21	8,466	8,785
4.25% 8/15/24	3,469	3,636
		205,533
Insurance - 0.6%
AIA Group Ltd. 2.25% 3/11/19 (g)	1,416	1,415
American International Group, Inc.:
2.375% 8/24/15	16,000	16,110
4.875% 6/1/22	4,860	5,555
5.6% 10/18/16	5,560	5,957
Aon Corp.:
3.125% 5/27/16	4,743	4,862
5% 9/30/20	129	146
Five Corners Funding Trust 4.419% 11/15/23 (g)	9,345	10,057
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (g)(l)	$ 2,508	$ 2,596
Hartford Financial Services Group, Inc.:
4% 10/15/17	1,308	1,393
5.125% 4/15/22	1,066	1,226
5.375% 3/15/17	685	739
Liberty Mutual Group, Inc.:
4.25% 6/15/23 (g)	6,498	6,909
5% 6/1/21 (g)	8,525	9,456
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	5,569	6,273
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (g)	3,576	4,352
Metropolitan Life Global Funding I 1.875% 6/22/18 (g)	7,500	7,556
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (g)	4,915	6,516
Pacific Life Insurance Co. 9.25% 6/15/39 (g)	3,967	6,385
Pacific LifeCorp:
5.125% 1/30/43 (g)	7,709	8,744
6% 2/10/20 (g)	9,721	10,995
Prudential Financial, Inc.:
2.3% 8/15/18	888	902
4.5% 11/16/21	1,764	1,953
7.375% 6/15/19	2,520	3,043
Symetra Financial Corp. 6.125% 4/1/16 (g)	8,408	8,761
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (g)	8,243	9,475
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (g)	1,938	1,978
4.125% 11/1/24 (g)	2,810	2,968
Unum Group:
5.625% 9/15/20	3,860	4,372
5.75% 8/15/42	8,065	9,739
7.125% 9/30/16	2,076	2,257
		162,690
Real Estate Investment Trusts - 0.5%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	1,369	1,366
4.6% 4/1/22	2,035	2,143
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,759	1,778
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
AvalonBay Communities, Inc. 3.625% 10/1/20	$ 2,800	$ 2,943
Camden Property Trust 2.95% 12/15/22	2,417	2,383
CommonWealth REIT 5.875% 9/15/20	1,166	1,290
DDR Corp.:
3.625% 2/1/25	3,723	3,725
4.625% 7/15/22	4,470	4,803
4.75% 4/15/18	6,131	6,579
7.5% 4/1/17	8,836	9,842
9.625% 3/15/16	1,851	2,008
Duke Realty LP:
3.625% 4/15/23	3,152	3,212
3.75% 12/1/24	2,549	2,612
3.875% 10/15/22	5,452	5,674
4.375% 6/15/22	3,753	4,018
5.5% 3/1/16	3,075	3,205
5.95% 2/15/17	3,767	4,077
6.75% 3/15/20	1,339	1,584
8.25% 8/15/19	2,643	3,258
Equity One, Inc.:
3.75% 11/15/22	8,200	8,285
5.375% 10/15/15	948	972
6% 9/15/17	876	958
6.25% 1/15/17	663	715
Federal Realty Investment Trust:
5.9% 4/1/20	1,971	2,284
6.2% 1/15/17	501	545
HCP, Inc.:
3.15% 8/1/22	7,000	6,982
3.875% 8/15/24	13,000	13,310
Health Care REIT, Inc.:
2.25% 3/15/18	2,600	2,621
4.125% 4/1/19	13,700	14,673
4.7% 9/15/17	843	906
HRPT Properties Trust:
5.75% 11/1/15	1,731	1,744
6.25% 6/15/17	996	1,069
6.65% 1/15/18	676	741
Lexington Corporate Properties Trust 4.4% 6/15/24	2,249	2,329
Omega Healthcare Investors, Inc.:
4.5% 1/15/25 (g)	2,128	2,171
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Omega Healthcare Investors, Inc.: - continued
4.95% 4/1/24	$ 2,101	$ 2,246
Retail Opportunity Investments Partnership LP:
4% 12/15/24	1,583	1,618
5% 12/15/23	1,140	1,247
Weingarten Realty Investors 3.375% 10/15/22	1,228	1,220
WP Carey, Inc. 4% 2/1/25	8,456	8,395
		141,531
Real Estate Management & Development - 0.6%
BioMed Realty LP:
2.625% 5/1/19	3,585	3,602
3.85% 4/15/16	11,312	11,643
4.25% 7/15/22	2,970	3,126
6.125% 4/15/20	2,611	2,995
Brandywine Operating Partnership LP:
3.95% 2/15/23	7,304	7,401
4.1% 10/1/24	6,548	6,671
4.55% 10/1/29	6,548	6,801
4.95% 4/15/18	4,846	5,212
5.7% 5/1/17	309	334
6% 4/1/16	2,770	2,906
Corporate Office Properties LP 3.7% 6/15/21	4,267	4,289
Digital Realty Trust LP:
4.5% 7/15/15	3,650	3,665
5.25% 3/15/21	4,138	4,563
ERP Operating LP 5.75% 6/15/17	2,042	2,240
Essex Portfolio LP 5.5% 3/15/17	3,921	4,239
Liberty Property LP:
3.375% 6/15/23	3,313	3,293
4.125% 6/15/22	3,219	3,369
4.75% 10/1/20	8,747	9,503
5.125% 3/2/15	1,672	1,672
5.5% 12/15/16	2,529	2,707
Mack-Cali Realty LP:
2.5% 12/15/17	4,556	4,574
3.15% 5/15/23	7,438	6,768
4.5% 4/18/22	2,016	2,039
5.8% 1/15/16	5,020	5,206
7.75% 8/15/19	2,476	2,876
Mid-America Apartments LP 4.3% 10/15/23	1,248	1,331
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Post Apartment Homes LP 3.375% 12/1/22	$ 1,364	$ 1,367
Prime Property Funding, Inc. 5.7% 4/15/17 (g)	4,226	4,491
Reckson Operating Partnership LP 6% 3/31/16	1,949	2,039
Regency Centers LP 5.875% 6/15/17	1,771	1,941
Tanger Properties LP:
3.75% 12/1/24	4,790	4,917
3.875% 12/1/23	2,716	2,816
6.125% 6/1/20	9,597	11,124
Ventas Realty LP:
1.25% 4/17/17	3,126	3,114
1.55% 9/26/16	1,068	1,075
3.5% 2/1/25	2,214	2,232
3.75% 5/1/24	7,900	8,109
4.375% 2/1/45	1,322	1,334
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	4,056	4,084
4% 4/30/19	1,999	2,133
		163,801
TOTAL FINANCIALS		2,195,054
HEALTH CARE - 0.5%
Biotechnology - 0.0%
Amgen, Inc. 1.25% 5/22/17	13,051	13,043
Health Care Providers & Services - 0.3%
Coventry Health Care, Inc. 5.95% 3/15/17	1,413	1,548
Express Scripts Holding Co.:
3.9% 2/15/22	1,915	2,026
4.75% 11/15/21	17,355	19,360
HCA Holdings, Inc.:
3.75% 3/15/19	11,874	12,126
4.25% 10/15/19	20,200	20,907
4.75% 5/1/23	375	396
5.875% 3/15/22	450	506
6.5% 2/15/20	12,966	14,749
McKesson Corp. 2.284% 3/15/19	6,400	6,447
Medco Health Solutions, Inc.:
2.75% 9/15/15	4,158	4,202
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Medco Health Solutions, Inc.: - continued
4.125% 9/15/20	$ 5,031	$ 5,387
WellPoint, Inc. 1.875% 1/15/18	195	196
		87,850
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	1,745	1,745
2.4% 2/1/19	1,100	1,113
3.3% 2/15/22	13,389	13,713
		16,571
Pharmaceuticals - 0.1%
AbbVie, Inc. 1.75% 11/6/17	6,470	6,520
Actavis Funding SCS:
1.3% 6/15/17	12,949	12,789
2.45% 6/15/19	3,839	3,812
Mylan, Inc. 1.35% 11/29/16	2,039	2,036
Perrigo Co. PLC:
1.3% 11/8/16	1,664	1,661
2.3% 11/8/18	1,780	1,797
Perrigo Finance PLC:
3.5% 12/15/21	1,752	1,813
3.9% 12/15/24	2,611	2,708
4.9% 12/15/44	1,145	1,231
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	2,149	2,145
Zoetis, Inc. 1.875% 2/1/18	992	991
		37,503
TOTAL HEALTH CARE		154,967
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 6.375% 6/1/19 (g)	5,000	5,785
Airlines - 0.1%
Continental Airlines, Inc.:
6.648% 3/15/19	2,090	2,154
6.9% 7/2/19	544	569
Southwest Airlines Co. 2.75% 11/6/19	14,700	14,920
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Airlines - continued
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	$ 1,887	$ 2,005
8.36% 1/20/19	1,373	1,500
		21,148
Machinery - 0.0%
Ingersoll-Rand Luxembourg Finance SA 2.625% 5/1/20	1,829	1,827
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.125% 1/15/18	3,319	3,307
3.75% 2/1/22	7,839	7,960
3.875% 4/1/21	6,320	6,510
4.25% 9/15/24	5,492	5,657
4.75% 3/1/20	5,518	5,946
		29,380
TOTAL INDUSTRIALS		58,140
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA:
2.375% 12/17/18	1,262	1,278
6.55% 10/1/17	1,119	1,256
		2,534
IT Services - 0.1%
IBM Corp. 7.625% 10/15/18	19,000	22,950
Xerox Corp. 2.95% 3/15/17	1,143	1,177
		24,127
TOTAL INFORMATION TECHNOLOGY		26,661
MATERIALS - 0.1%
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	3,083	3,301
Metals & Mining - 0.1%
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (g)	8,722	9,207
4.25% 7/17/42 (g)	1,402	1,366
4.5% 8/13/23 (Reg. S)	10,600	11,491
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Corporacion Nacional del Cobre de Chile (Codelco): - continued
4.875% 11/4/44 (g)	$ 3,920	$ 4,167
4.875% 11/4/44 (Reg. S)	5,050	5,368
5.625% 10/18/43 (g)	2,049	2,400
		33,999
TOTAL MATERIALS		37,300
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
BellSouth Capital Funding Corp. 7.875% 2/15/30	61	82
CenturyLink, Inc.:
5.15% 6/15/17	487	514
6% 4/1/17	3,467	3,710
6.15% 9/15/19	4,463	4,876
Embarq Corp.:
7.082% 6/1/16	4,190	4,480
7.995% 6/1/36	45,976	53,792
Verizon Communications, Inc.:
2.625% 2/21/20 (g)	9,941	10,030
4.5% 9/15/20	45,631	50,186
5.012% 8/21/54 (g)	23,143	24,177
6.1% 4/15/18	4,897	5,535
6.25% 4/1/37	4,611	5,793
6.4% 9/15/33	6,073	7,700
6.55% 9/15/43	8,436	11,101
		181,976
Wireless Telecommunication Services - 0.0%
America Movil S.A.B. de CV:
2.375% 9/8/16	371	377
3.625% 3/30/15	3,102	3,109
		3,486
TOTAL TELECOMMUNICATION SERVICES		185,462
UTILITIES - 0.8%
Electric Utilities - 0.6%
AmerenUE 6.4% 6/15/17	1,518	1,683
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
American Transmission Systems, Inc. 5% 9/1/44 (g)	$ 2,415	$ 2,768
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (g)	5,539	6,508
6.4% 9/15/20 (g)	14,254	16,896
Edison International 3.75% 9/15/17	4,499	4,765
Eversource Energy 1.45% 5/1/18	1,676	1,660
FirstEnergy Corp.:
2.75% 3/15/18	8,307	8,467
4.25% 3/15/23	27,079	28,511
7.375% 11/15/31	43,919	56,038
FirstEnergy Solutions Corp. 6.05% 8/15/21	12,120	13,466
LG&E and KU Energy LLC:
2.125% 11/15/15	5,251	5,293
3.75% 11/15/20	1,034	1,085
Nevada Power Co. 6.5% 8/1/18	2,642	3,054
NV Energy, Inc. 6.25% 11/15/20	1,957	2,302
Pennsylvania Electric Co. 6.05% 9/1/17	618	685
Pepco Holdings, Inc. 2.7% 10/1/15	5,263	5,316
Progress Energy, Inc. 4.4% 1/15/21	405	448
TECO Finance, Inc.:
4% 3/15/16	1,828	1,885
5.15% 3/15/20	164	183
West Penn Power Co. 5.95% 12/15/17 (g)	6,500	7,216
		168,229
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (g)	357	385
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	2,473	2,596
Texas Eastern Transmission LP 6% 9/15/17 (g)	1,301	1,435
		4,416
Multi-Utilities - 0.2%
Dominion Resources, Inc.:
2.5566% 9/30/66 (l)	20,448	19,011
7.5% 6/30/66 (l)	5,485	5,676
National Grid PLC 6.3% 8/1/16	973	1,050
NiSource Finance Corp.:
4.45% 12/1/21	2,934	3,184
5.25% 9/15/17	1,414	1,545
5.45% 9/15/20	6,455	7,389
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.: - continued
6.4% 3/15/18	$ 3,029	$ 3,449
6.8% 1/15/19	4,065	4,786
PG&E Corp. 2.4% 3/1/19	931	938
Puget Energy, Inc. 6% 9/1/21	813	966
Wisconsin Energy Corp. 6.25% 5/15/67 (l)	4,882	4,906
		52,900
TOTAL UTILITIES		225,545
TOTAL NONCONVERTIBLE BONDS (Cost $3,630,467)		3,743,623
U.S. Government and Government Agency Obligations - 6.0%

U.S. Treasury Inflation-Protected Obligations - 0.7%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	87,950	89,978
1.375% 2/15/44	98,226	116,745
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		206,723
U.S. Treasury Obligations - 5.3%
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.03% 3/19/15 to 5/21/15 (j)	16,090	16,090
U.S. Treasury Bonds:
2.5% 2/15/45	45,520	44,624
3% 11/15/44 (k)	140,143	152,000
U.S. Treasury Notes:
0.875% 1/15/18	246,638	245,886
1% 2/15/18	857,884	857,806
2% 2/15/25 (e)	142,544	142,555
2.25% 11/15/24	68,687	70,184
TOTAL U.S. TREASURY OBLIGATIONS		1,529,145
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,715,345)		1,735,868
U.S. Government Agency - Mortgage Securities - 1.5%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 1.2%
2.053% 6/1/36 (l)	$ 155	$ 166
2.389% 7/1/37 (l)	293	314
2.5% 9/1/27 to 4/1/43	14,416	14,732
3.5% 1/1/34 to 1/1/44	260,593	274,911
4% 2/1/35 to 5/1/43	78	83
4.5% 12/1/23 to 9/1/42	533	574
5% 9/1/23 to 10/1/41	9,187	10,205
5% 3/1/45 (i)	6,000	6,656
5.5% 9/1/24 to 9/1/41	24,821	27,827
6% 6/1/35 to 8/1/37	5,055	5,797
6.5% 7/1/32 to 8/1/36	1,019	1,191
TOTAL FANNIE MAE		342,456
Freddie Mac - 0.2%
3.136% 10/1/35 (l)	191	204
3.5% 4/1/43 to 2/1/44	23,549	24,789
4% 6/1/24 to 8/1/44	18,050	19,439
4.5% 7/1/25 to 4/1/41	12,711	13,843
5% 3/1/19 to 7/1/41	2,708	2,943
5.5% 1/1/34 to 3/1/40	1,201	1,351
6% 7/1/37 to 8/1/37	329	376
6.5% 3/1/36	771	901
TOTAL FREDDIE MAC		63,846
Ginnie Mae - 0.1%
3% 1/20/45	3,300	3,393
3.5% 7/20/42 to 8/20/43	9,583	10,080
4% 9/20/40 to 12/20/41	9,363	10,014
4.5% 4/20/41	3,308	3,601
5% 5/15/39	1,208	1,358
5.5% 12/15/31 to 1/15/39	2,522	2,880
TOTAL GINNIE MAE		31,326
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $431,207)		437,628
Asset-Backed Securities - 0.3%
	Principal Amount (000s)	Value (000s)
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6383% 4/25/35 (l)	$ 729	$ 632
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1.8183% 3/25/34 (l)	311	305
AmeriCredit Automobile Receivables Trust Series 2013-4:
Class C, 2.72% 9/9/19	1,410	1,433
Class D, 3.31% 10/8/19	880	902
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2183% 12/25/33 (l)	57	52
Series 2004-R2 Class M3, 0.9933% 4/25/34 (l)	99	68
Series 2005-R2 Class M1, 0.621% 4/25/35 (l)	190	189
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9495% 3/25/34 (l)	53	49
Series 2004-W11 Class M2, 1.221% 11/25/34 (l)	616	595
Series 2004-W7 Class M1, 0.9933% 5/25/34 (l)	1,600	1,528
Series 2006-W4 Class A2C, 0.331% 5/25/36 (l)	1,290	447
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 0.9933% 4/25/34 (l)	1,966	1,798
Series 2006-HE2 Class M1, 0.5383% 3/25/36 (l)	26	3
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.311% 12/25/36 (l)	1,978	1,319
CFC LLC Series 2013-1A Class A, 1.65% 7/17/17 (g)	215	216
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.626% 4/25/34 (l)	82	68
Series 2004-4 Class M2, 0.966% 6/25/34 (l)	126	113
Series 2004-7 Class AF5, 5.868% 1/25/35	2,046	2,103
Fannie Mae Series 2004-T5 Class AB3, 0.9831% 5/28/35 (l)	43	40
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3445% 8/25/34 (l)	319	283
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 0.996% 3/25/34 (l)	15	14
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9033% 1/25/35 (l)	1,041	857
Class M4, 1.1883% 1/25/35 (l)	381	251
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6416% 2/25/47 (g)(l)	1,772	1,523
GE Business Loan Trust:
Series 2003-1 Class A, 0.603% 4/15/31 (g)(l)	47	45
Series 2006-2A:
Class A, 0.353% 11/15/34 (g)(l)	883	842
Class B, 0.453% 11/15/34 (g)(l)	319	295
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GE Business Loan Trust: - continued
Series 2006-2A: - continued
Class C, 0.553% 11/15/34 (g)(l)	$ 530	$ 467
Class D, 0.923% 11/15/34 (g)(l)	201	175
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.491% 8/25/33 (l)	285	268
Series 2003-3 Class M1, 1.461% 8/25/33 (l)	537	517
Series 2003-5 Class A2, 0.871% 12/25/33 (l)	36	34
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.361% 1/25/37 (l)	1,642	1,054
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.4683% 7/25/36 (l)	3,067	1,350
Series 2007-CH1 Class AV4, 0.2983% 11/25/36 (l)	788	780
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.5846% 12/27/29 (l)	215	214
Series 2006-A Class 2C, 1.4046% 3/27/42 (l)	2,909	512
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4683% 5/25/37 (l)	443	4
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.921% 7/25/34 (l)	125	91
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.146% 7/25/34 (l)	407	367
Series 2006-FM1 Class A2B, 0.2783% 4/25/37 (l)	549	510
Series 2006-OPT1 Class A1A, 0.691% 6/25/35 (l)	1,959	1,872
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8483% 8/25/34 (l)	63	58
Series 2005-NC1 Class M1, 0.831% 1/25/35 (l)	379	355
Series 2005-NC2 Class B1, 1.926% 3/25/35 (l)	268	6
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.681% 9/25/35 (l)	1,566	1,397
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.0433% 9/25/34 (l)	585	548
Class M4, 2.3433% 9/25/34 (l)	750	453
Series 2005-WCH1 Class M4, 1.001% 1/25/36 (l)	1,620	1,435
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.971% 4/25/33 (l)	6	5
Santander Drive Auto Receivables Trust:
Series 2014-1 Class C, 2.36% 4/15/20	9,000	9,054
Series 2014-2 Class C, 2.33% 11/15/19	6,409	6,418
Series 2014-3:
Class B, 1.45% 5/15/19	22,594	22,488
Class C, 2.13% 8/17/20	22,594	22,519
Series 2014-4 Class C, 2.6% 11/16/20	3,645	3,665
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9633% 3/25/35 (l)	$ 960	$ 871
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.1906% 6/15/33 (l)	863	834
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.896% 9/25/34 (l)	50	43
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0283% 9/25/34 (l)	32	28
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8156% 4/6/42 (g)(l)	2,206	1,169
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0561% 10/25/44 (g)(l)	1,964	1,980
TOTAL ASSET-BACKED SECURITIES (Cost $87,154)		97,511
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.1%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.731% 1/25/35 (l)	1,350	1,312
Citigroup Mortgage Loan Trust sequential payer Series 2012-A Class A, 2.5% 6/25/51 (g)	2,978	2,930
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.5591% 10/25/34 (l)	563	562
Granite Master Issuer PLC floater:
Series 2006-3 Class M2, 0.7335% 12/20/54 (l)	5,460	5,361
Series 2006-4 Class M1, 0.5135% 12/20/54 (l)	1,198	1,166
Series 2007-1:
Class 1M1, 0.4735% 12/20/54 (l)	1,611	1,563
Class 2M1, 0.6735% 12/20/54 (l)	2,067	2,025
Series 2007-2 Class 2C1, 1.033% 12/17/54 (l)	2,864	2,801
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7066% 1/20/44 (l)	472	491
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.4665% 8/25/36 (l)	1,262	1,082
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.381% 5/25/47 (l)	502	470
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.341% 2/25/37 (l)	945	865
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4583% 7/25/35 (l)	1,338	1,262
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5163% 6/10/35 (g)(l)	$ 486	$ 453
Class B6, 3.0163% 6/10/35 (g)(l)	103	96
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2236% 7/20/34 (l)	27	27
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5122% 4/25/33 (l)	164	164
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.371% 9/25/36 (l)	1,952	1,822
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 0.8083% 9/25/43 (l)	2,343	2,238
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $16,844)		26,690
Commercial Mortgage Securities - 2.1%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5642% 2/14/43 (l)(n)	361	6
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.711% 5/10/45 (l)	157	158
Series 2006-3 Class A4, 5.889% 7/10/44	18,976	19,855
Series 2006-5 Class A2, 5.317% 9/10/47	1,758	1,757
Series 2006-6 Class A3, 5.369% 10/10/45	2,628	2,664
Series 2005-3 Class A3B, 5.09% 7/10/43 (l)	4,082	4,101
Series 2006-6 Class E, 5.619% 10/10/45 (g)	759	105
Series 2007-2 Class A4, 5.6281% 4/10/49 (l)	21,679	23,009
Series 2007-3:
Class A3, 5.5907% 6/10/49 (l)	1,561	1,565
Class A4, 5.5907% 6/10/49 (l)	2,739	2,926
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	4,406	4,700
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.446% 12/25/33 (g)(l)	41	37
Series 2005-3A:
Class A2, 0.571% 11/25/35 (g)(l)	360	327
Class M1, 0.611% 11/25/35 (g)(l)	47	41
Class M2, 0.661% 11/25/35 (g)(l)	60	47
Class M3, 0.681% 11/25/35 (g)(l)	54	41
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
Series 2005-3A: - continued
Class M4, 0.771% 11/25/35 (g)(l)	$ 67	$ 50
Series 2005-4A:
Class A2, 0.561% 1/25/36 (g)(l)	925	822
Class B1, 1.571% 1/25/36 (g)(l)	38	18
Class M1, 0.621% 1/25/36 (g)(l)	298	235
Class M2, 0.641% 1/25/36 (g)(l)	90	70
Class M3, 0.671% 1/25/36 (g)(l)	131	98
Class M4, 0.781% 1/25/36 (g)(l)	72	53
Class M5, 0.821% 1/25/36 (g)(l)	72	51
Class M6, 0.871% 1/25/36 (g)(l)	77	51
Series 2006-1:
Class A2, 0.531% 4/25/36 (g)(l)	148	131
Class M1, 0.551% 4/25/36 (g)(l)	53	42
Class M2, 0.571% 4/25/36 (g)(l)	56	44
Class M3, 0.591% 4/25/36 (g)(l)	48	37
Class M4, 0.691% 4/25/36 (g)(l)	27	20
Class M5, 0.731% 4/25/36 (g)(l)	26	18
Class M6, 0.811% 4/25/36 (g)(l)	53	36
Series 2006-2A:
Class M1, 0.481% 7/25/36 (g)(l)	133	102
Class M2, 0.501% 7/25/36 (g)(l)	94	70
Class M3, 0.521% 7/25/36 (g)(l)	78	55
Class M4, 0.591% 7/25/36 (g)(l)	53	35
Class M5, 0.641% 7/25/36 (g)(l)	65	40
Series 2006-3A Class M4, 0.601% 10/25/36 (g)(l)	54	6
Series 2006-4A:
Class A2, 0.441% 12/25/36 (g)(l)	2,813	2,472
Class M1, 0.461% 12/25/36 (g)(l)	187	143
Class M2, 0.481% 12/25/36 (g)(l)	125	81
Class M3, 0.511% 12/25/36 (g)(l)	126	69
Series 2007-1 Class A2, 0.441% 3/25/37 (g)(l)	571	490
Series 2007-2A:
Class A1, 0.441% 7/25/37 (g)(l)	597	503
Class A2, 0.491% 7/25/37 (g)(l)	560	449
Class M1, 0.541% 7/25/37 (g)(l)	196	68
Class M2, 0.581% 7/25/37 (g)(l)	108	21
Class M3, 0.661% 7/25/37 (g)(l)	82	6
Series 2007-3:
Class A2, 0.461% 7/25/37 (g)(l)	591	494
Class M1, 0.481% 7/25/37 (g)(l)	118	91
Class M2, 0.511% 7/25/37 (g)(l)	126	81
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
Series 2007-3: - continued
Class M3, 0.541% 7/25/37 (g)(l)	$ 197	$ 84
Class M4, 0.671% 7/25/37 (g)(l)	310	95
Class M5, 0.771% 7/25/37 (g)(l)	150	25
Series 2007-4A:
Class M1, 1.1183% 9/25/37 (g)(l)	237	45
Class M2, 1.2183% 9/25/37 (g)(l)	68	11
Series 2004-1, Class IO, 1.25% 4/25/34 (g)(n)	1,304	49
Series 2006-3A, Class IO, 0% 10/25/36 (g)(l)(n)	18,436	0
Series 2007-5A, Class IO, 4.186% 10/25/37 (g)(l)(n)	3,717	79
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer:
Series 2007-PW16:
Class A4, 5.7072% 6/11/40 (l)	769	827
Class AAB, 5.7072% 6/11/40 (l)	3,007	3,066
Series 2007-PW18 Class A4, 5.7% 6/11/50	5,820	6,298
Series 2006-T22 Class A4, 5.5714% 4/12/38 (l)	151	155
Series 2007-PW18 Class X2, 0.2845% 6/11/50 (g)(l)(n)	60,489	203
Series 2007-T28 Class X2, 0.1365% 9/11/42 (g)(l)(n)	37,674	51
C-BASS Trust floater Series 2006-SC1 Class A, 0.4383% 5/25/36 (g)(l)	396	376
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class DPA, 3.1665% 12/15/27 (g)(l)	2,953	2,956
Citigroup Commercial Mortgage Trust Series 2007-C6 Class A4, 5.7131% 12/10/49 (l)	4,371	4,731
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4:
Class A3, 5.293% 12/11/49	119	120
Class A4, 5.322% 12/11/49	11,611	12,241
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (l)	1,468	1,427
COMM Mortgage Trust pass-thru certificates floater Series 2005-F10A Class J, 1.023% 4/15/17 (g)(l)	138	138
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	1,319	1,382
Series 2007-C2 Class A2, 5.448% 1/15/49 (l)	25	25
Series 2007-C3 Class A4, 5.6983% 6/15/39 (l)	467	499
Series 2007-C5 Class A4, 5.695% 9/15/40 (l)	1,189	1,280
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.523% 4/15/22 (g)(l)	899	896
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CKN5 Class AX, 0% 9/15/34 (g)(l)(n)	$ 4	$ 0*
Credit Suisse Mortgage Capital Certificates Series 2007-C1 Class B, 5.487% 2/15/40 (g)(l)	2,009	218
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 0.971% 12/5/31 (g)(l)	1,367	1,363
Class A2FL, 0.871% 12/5/31 (g)(l)	1,520	1,515
Class BFL, 1.271% 12/5/31 (g)(l)	5,610	5,598
Class CFL, 1.671% 12/5/31 (g)(l)	3,980	3,969
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/19 (g)	7,930	8,031
Class CFX, 3.3822% 12/15/19 (g)	6,656	6,624
Class DFX, 3.3822% 12/15/19 (g)	5,641	5,511
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	16,649	17,639
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	33,895	35,928
Series 2006-GG7 Class A4, 5.8188% 7/10/38 (l)	8,880	9,228
GS Mortgage Securities Corp. II Series 2006-GG6 Class A4, 5.553% 4/10/38 (l)	4,920	5,018
GS Mortgage Securities Trust sequential payer Series 2006-GG8:
Class A1A, 5.547% 11/10/39	2,416	2,561
Class A4, 5.56% 11/10/39	16,383	17,254
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (g)	1,380	1,401
Class DFX, 4.4065% 11/5/30 (g)	12,899	13,136
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A:
Class E, 0.453% 11/15/18 (g)(l)	151	150
Class F, 0.503% 11/15/18 (g)(l)	383	372
Class G, 0.533% 11/15/18 (g)(l)	332	320
Class H, 0.673% 11/15/18 (g)(l)	255	245
Series 2014-BXH:
Class C, 1.823% 4/15/27 (g)(l)	2,117	2,114
Class D, 2.423% 4/15/27 (g)(l)	4,512	4,497
sequential payer:
Series 2006-CB17 Class A4, 5.429% 12/12/43	8,627	9,060
Series 2006-LDP8:
Class A1A, 5.397% 5/15/45	11,417	11,929
Class A4, 5.399% 5/15/45	757	792
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer: - continued
Series 2006-LDP9 Class A3, 5.336% 5/15/47	$ 11,048	$ 11,669
Series 2007-CB18 Class A4, 5.44% 6/12/47	4,112	4,353
Series 2007-CB19 Class A4, 5.6985% 2/12/49 (l)	4,648	4,988
Series 2007-LD11 Class A4, 5.7953% 6/15/49 (l)	34,884	37,343
Series 2007-LDPX Class A3, 5.42% 1/15/49	17,374	18,466
Series 2006-LDP7 Class A4, 5.8754% 4/15/45 (l)	1,740	1,808
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (l)	78	2
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9055% 7/15/44 (l)	1,054	1,139
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A4, 5.372% 9/15/39	591	622
Series 2006-C7 Class A2, 5.3% 11/15/38	678	686
Series 2007-C1 Class A4, 5.424% 2/15/40	3,942	4,191
Series 2007-C2 Class A3, 5.43% 2/15/40	2,387	2,541
Series 2007-C6 Class A4, 5.858% 7/15/40 (l)	1,523	1,601
Series 2007-C7 Class A3, 5.866% 9/15/45	2,964	3,244
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.4198% 1/12/44 (g)(l)	1,143	1,116
Series 2008-C1 Class A4, 5.69% 2/12/51	2,059	2,238
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (l)	289	294
Series 2007-5:
Class A4, 5.378% 8/12/48	7,858	8,318
Class B, 5.479% 8/12/48	3,942	2,056
Series 2007-6 Class A4, 5.485% 3/12/51 (l)	10,897	11,662
Series 2007-7 Class A4, 5.7473% 6/12/50 (l)	4,599	4,950
Series 2007-6 Class B, 5.635% 3/12/51 (l)	1,314	409
Series 2007-7 Class B, 5.7473% 6/12/50 (l)	114	5
Series 2007-8 Class A3, 5.8862% 8/12/49 (l)	1,133	1,231
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.373% 7/15/19 (g)(l)	393	350
Series 2007-XLFA:
Class C, 0.327% 10/15/20 (g)(l)	5	5
Class D, 0.357% 10/15/20 (g)(l)	732	728
Class E, 0.417% 10/15/20 (g)(l)	916	908
Class F, 0.467% 10/15/20 (g)(l)	550	545
Class G, 0.507% 10/15/20 (g)(l)	680	671
Class H, 0.597% 10/15/20 (g)(l)	428	414
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
Class J, 0.747% 10/15/20 (g)(l)	$ 247	$ 227
sequential payer:
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (l)	114	114
Series 2007-IQ15 Class A4, 5.9083% 6/11/49 (l)	29,603	31,974
Series 2006-IQ11 Class A4, 5.6614% 10/15/42 (l)	322	328
Series 2007-IQ14:
Class A4, 5.692% 4/15/49	10,971	11,757
Class AAB, 5.654% 4/15/49	1,574	1,609
Class B, 5.7403% 4/15/49 (l)	323	28
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (g)	175	58
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class G, 0.533% 9/15/21 (g)(l)	198	195
Class J, 0.773% 9/15/21 (g)(l)	434	412
Series 2007-WHL8:
Class F, 0.653% 6/15/20 (g)(l)	4,581	4,390
Class LXR1, 0.873% 6/15/20 (g)(l)	162	157
sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	19,766	21,049
Series 2007-C31:
Class A4, 5.509% 4/15/47	46,948	49,361
Class A5, 5.5% 4/15/47	5,339	5,749
Series 2007-C32 Class A3, 5.7206% 6/15/49 (l)	4,600	4,922
Series 2007-C33:
Class A4, 5.9428% 2/15/51 (l)	25,167	26,833
Class A5, 5.9428% 2/15/51 (l)	870	948
Series 2005-C19 Class B, 4.892% 5/15/44	1,314	1,323
Series 2005-C22:
Class B, 5.3597% 12/15/44 (l)	2,914	2,885
Class F, 5.3597% 12/15/44 (g)(l)	2,191	553
Series 2006-C23 Class A5, 5.416% 1/15/45 (l)	7,210	7,425
Series 2006-C27 Class A1A, 5.749% 7/15/45 (l)	12,034	12,639
Series 2007-C30:
Class C, 5.483% 12/15/43 (l)	3,942	3,902
Class D, 5.513% 12/15/43 (l)	2,102	1,956
Series 2007-C31 Class C, 5.6742% 4/15/47 (l)	361	355
Series 2007-C31A Class A2, 5.421% 4/15/47	850	849
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $572,239)		590,474
Municipal Securities - 1.4%
	Principal Amount (000s)	Value (000s)
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (l)	$ 2,300	$ 2,317
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	1,255	1,902
7.3% 10/1/39	18,960	28,582
7.5% 4/1/34	8,780	13,317
7.55% 4/1/39	21,130	33,433
7.6% 11/1/40	32,050	51,641
7.625% 3/1/40	2,920	4,618
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	1,360	1,459
Series 2010 C1, 7.781% 1/1/35	13,980	16,940
Series 2012 B, 5.432% 1/1/42	6,845	6,371
6.05% 1/1/29	475	502
6.314% 1/1/44	14,335	14,991
Illinois Fin. Auth. Rev. Series 2013 A, 4.545% 10/1/18	38,500	39,628
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	695	724
5.1% 6/1/33	107,270	108,259
Series 2010-1, 6.63% 2/1/35	17,960	20,238
Series 2010-3:
5.547% 4/1/19	185	201
6.725% 4/1/35	8,580	9,740
7.35% 7/1/35	5,140	6,133
Series 2011:
4.961% 3/1/16	580	601
5.365% 3/1/17	215	231
5.665% 3/1/18	8,435	9,198
5.877% 3/1/19	20,555	22,774
Series 2013:
1.28% 12/1/15	4,975	4,985
4% 12/1/20	7,040	7,228
TOTAL MUNICIPAL SECURITIES (Cost $378,773)		406,013
Foreign Government and Government Agency Obligations - 0.1%

Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (g)	6,350	6,390
Foreign Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Banco Nacional de Desenvolvimento Economico e Social: - continued
6.369% 6/16/18 (g)	$ 12,537	$ 13,402
Italian Republic 5.375% 6/12/17	4,630	5,046
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $24,970)		24,838
Bank Notes - 0.0%

Discover Bank (Delaware) 3.2% 8/9/21 (Cost $9,750)	9,774	9,984
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (h)(l) (Cost $1,362)	1,204	1,272
Fixed-Income Funds - 6.6%
	Shares
Fidelity High Income Central Fund 2 (m)	6,276,777	723,398
Fidelity Mortgage Backed Securities Central Fund (m)	10,671,433	1,172,150
TOTAL FIXED-INCOME FUNDS (Cost $1,745,037)		1,895,548
Money Market Funds - 2.4%

Fidelity Cash Central Fund, 0.13% (b)	613,924,877	613,925
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(d)	88,098,530	88,099
TOTAL MONEY MARKET FUNDS (Cost $702,024)		702,024
Cash Equivalents - 0.2%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.07%, dated 2/27/15 due 3/2/15 (Collateralized by U.S. Government Obligations) # (c) (Cost $50,940)	$ 50,940	$ 50,940
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $23,926,715)		29,045,575
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(209,186)
NET ASSETS - 100%		$ 28,836,389
TBA Sale Commitments
	Principal Amount (000s)
Ginnie Mae
4% 3/1/45 (Proceeds $4,566)	$ (4,300)	(4,573)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
2,355 CME E-mini S&P 500 Index Contracts (United States)	March 2015	$ 247,605	$ 10,072

The face value of futures purchased as a percentage of net assets is 0.9%
Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2) (000s)	Value (000s)(1)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sell Protection
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Bank of America	4.25%	$ 116	$ (114)	$ 0	$ (114)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $502,235,000 or 1.7% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $11,409,000.
(k) Security or a portion of the security has been segregated as collateral for open over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $130,000.
(l) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(m) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(n) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(o) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(p) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $22,795,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Legend Pictures LLC	9/23/10	$ 6,428
MongoDB, Inc. Series F, 8.00%	10/2/13	$ 4,704
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$50,940,000 due 3/02/15 at 0.07%
Commerz Markets LLC	$ 50,940
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 362
Fidelity High Income Central Fund 2	20,678
Fidelity Mortgage Backed Securities Central Fund	12,284
Fidelity Securities Lending Cash Central Fund	1,407
Total	$ 34,731
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$ 721,797	$ 21,024	$ -	$ 723,398	88.9
Fidelity Mortgage Backed Securities Central Fund	931,563	247,047	19,906	1,172,150	27.0
Total	$ 1,653,360	$ 268,071	$ 19,906	$ 1,895,548
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Independence Contract Drilling, Inc.	$ 14,109	$ 68	$ -	$ -	$ 7,054
Other Information

The following is a summary of the inputs used, as of February 28, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,719,233	$ 2,698,969	$ -	$ 20,264
Consumer Staples	1,830,695	1,782,027	48,668	-
Energy	1,596,845	1,568,509	28,336	-
Financials	3,081,512	3,081,512	-	-
Health Care	2,906,164	2,805,086	101,078	-
Industrials	1,820,626	1,820,626	-	-
Information Technology	3,631,130	3,628,599	-	2,531
Materials	835,827	835,827	-	-
Telecommunication Services	356,058	356,058	-	-
Utilities	545,072	545,072	-	-
Corporate Bonds	3,743,623	-	3,743,623	-
U.S. Government and Government Agency Obligations	1,735,868	-	1,735,868	-
U.S. Government Agency - Mortgage Securities	437,628	-	437,628	-
Asset-Backed Securities	97,511	-	96,336	1,175
Collateralized Mortgage Obligations	26,690	-	26,690	-
Commercial Mortgage Securities	590,474	-	589,281	1,193
Municipal Securities	406,013	-	406,013	-
Foreign Government and Government Agency Obligations	24,838	-	24,838	-
Bank Notes	9,984	-	9,984	-
Preferred Securities	1,272	-	1,272	-
Fixed-Income Funds	1,895,548	1,895,548	-	-
Money Market Funds	702,024	702,024	-	-
Cash Equivalents	50,940	-	50,940	-
Total Investments in Securities:	$ 29,045,575	$ 21,719,857	$ 7,300,555	$ 25,163
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Derivative Instruments:
Assets
Futures Contracts	$ 10,072	$ 10,072	$ -	$ -
Liabilities
Swaps	$ (114)	$ -	$ (114)	$ -
Total Derivative Instruments:	$ 9,958	$ 10,072	$ (114)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (4,573)	$ -	$ (4,573)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 10,072	$ -
Credit Risk
Swaps (b)	-	(114)
Total Value of Derivatives	$ 10,072	$ (114)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

(b) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	11.8%
AAA,AA,A	5.0%
BBB	9.9%
BB	2.7%
B	1.5%
CCC,CC,C	0.3%
Not Rated	0.0%*
Equities	67.0%
Short-Term Investments and Net Other Assets	1.8%
100.0%
* Amount represents less than 0.1%.

We have used ratings from Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used S&P ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	88.7%
United Kingdom	2.2%
Ireland	2.1%
Cayman Islands	1.1%
Netherlands	1.1%
Bermuda	1.0%
Others (Individually Less Than 1%)	3.8%
100.0%
The information in the above tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $83,959 and repurchase agreements of $50,940) - See accompanying schedule: Unaffiliated issuers (cost $21,466,091)	$ 26,440,949
Fidelity Central Funds (cost $2,447,061)	2,597,572
Other affiliated issuers (cost $13,563)	7,054
Total Investments (cost $23,926,715)		$ 29,045,575
Foreign currency held at value (cost $299)		299
Receivable for investments sold		244,639
Receivable for TBA sale commitments		4,566
Receivable for fund shares sold		28,085
Dividends receivable		18,146
Interest receivable		51,579
Distributions receivable from Fidelity Central Funds		5,849
Prepaid expenses		38
Other receivables		1,077
Total assets		29,399,853

Liabilities
Payable to custodian bank	$ 1,787
Payable for investments purchased Regular delivery	381,150
Delayed delivery	6,644
TBA sale commitments, at value	4,573
Payable for fund shares redeemed	15,874
Distributions payable	3
Bi-lateral OTC swaps, at value	114
Accrued management fee	9,449
Payable for daily variation margin for derivative instruments	836
Other affiliated payables	2,888
Other payables and accrued expenses	1,107
Collateral on securities loaned, at value	139,039
Total liabilities		563,464

Net Assets		$ 28,836,389
Net Assets consist of:
Paid in capital		$ 23,151,126
Undistributed net investment income		105,123
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		451,418
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		5,128,722
Net Assets		$ 28,836,389

See accompanying notes which are an integral part of the financial statements.

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Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2015 (Unaudited)

Balanced: Net Asset Value, offering price and redemption price per share ($20,777,375 ÷ 888,298 shares)	$ 23.39

Class K: Net Asset Value, offering price and redemption price per share ($8,059,014 ÷ 344,549 shares)	$ 23.39

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended February 28, 2015 (Unaudited)

Investment Income
Dividends		$ 148,370
Interest		106,541
Income from Fidelity Central Funds		34,731
Total income		289,642

Expenses
Management fee	$ 54,661
Transfer agent fees	15,982
Accounting and security lending fees	1,126
Custodian fees and expenses	270
Independent trustees' compensation	54
Registration fees	218
Audit	82
Legal	74
Miscellaneous	113
Total expenses before reductions	72,580
Expense reductions	(349)	72,231
Net investment income (loss)		217,411
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,159,813
Fidelity Central Funds	140
Foreign currency transactions	(542)
Futures contracts	12,037
Swaps	4,417
Total net realized gain (loss)		1,175,865
Change in net unrealized appreciation (depreciation) on: Investment securities	(71,046)
Assets and liabilities in foreign currencies	4
Futures contracts	3,135
Swaps	3
Delayed delivery commitments	81
Total change in net unrealized appreciation (depreciation)		(67,823)
Net gain (loss)		1,108,042
Net increase (decrease) in net assets resulting from operations		$ 1,325,453

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 217,411	$ 419,526
Net realized gain (loss)	1,175,865	1,969,136
Change in net unrealized appreciation (depreciation)	(67,823)	1,997,259
Net increase (decrease) in net assets resulting from operations	1,325,453	4,385,921
Distributions to shareholders from net investment income	(203,581)	(412,435)
Distributions to shareholders from net realized gain	(2,093,189)	(1,179,420)
Total distributions	(2,296,770)	(1,591,855)
Share transactions - net increase (decrease)	2,861,404	1,479,644
Total increase (decrease) in net assets	1,890,087	4,273,710

Net Assets
Beginning of period	26,946,302	22,672,592
End of period (including undistributed net investment income of $105,123 and undistributed net investment income of $91,293, respectively)	$ 28,836,389	$ 26,946,302

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Balanced

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 24.40	$ 21.85	$ 19.95	$ 18.17	$ 16.27	$ 15.40
Income from Investment Operations
Net investment income (loss) D	.18	.38	.36	.37	.35	.36
Net realized and unrealized gain (loss)	.85	3.68	1.88	1.76	1.91	.88
Total from investment operations	1.03	4.06	2.24	2.13	2.26	1.24
Distributions from net investment income	(.18)	(.38)	(.34)	(.35)	(.35)	(.36)
Distributions from net realized gain	(1.86)	(1.13)	-	-	(.01)	(.01)
Total distributions	(2.04)	(1.51)	(.34)	(.35)	(.36)	(.37)
Net asset value, end of period	$ 23.39	$ 24.40	$ 21.85	$ 19.95	$ 18.17	$ 16.27
Total ReturnB, C	4.85%	19.46%	11.32%	11.89%	13.88%	8.06%
Ratios to Average Net Assets E, G
Expenses before reductions	.56%A	.56%	.58%	.60%	.61%	.62%
Expenses net of fee waivers, if any	.56%A	.56%	.58%	.60%	.61%	.62%
Expenses net of all reductions	.56%A	.56%	.57%	.59%	.60%	.61%
Net investment income (loss)	1.57% A	1.65%	1.72%	1.98%	1.92%	2.18%
Supplemental Data
Net assets, end of period (in millions)	$ 20,777	$ 19,574	$ 16,342	$ 15,016	$ 15,602	$ 16,764
Portfolio turnover rate F	131% A	176%	244% H	155%	193% H	122%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended (Unaudited)	Years ended August 31,
February 28,	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 24.40	$ 21.85	$ 19.95	$ 18.17	$ 16.27	$ 15.40
Income from Investment Operations
Net investment income (loss) D	.19	.40	.39	.40	.38	.38
Net realized and unrealized gain (loss)	.85	3.69	1.87	1.76	1.90	.88
Total from investment operations	1.04	4.09	2.26	2.16	2.28	1.26
Distributions from net investment income	(.19)	(.40)	(.36)	(.38)	(.38)	(.38)
Distributions from net realized gain	(1.86)	(1.13)	-	-	(.01)	(.01)
Total distributions	(2.05)	(1.54) I	(.36)	(.38) H	(.38)	(.39)
Net asset value, end of period	$ 23.39	$ 24.40	$ 21.85	$ 19.95	$ 18.17	$ 16.27
Total ReturnB, C	4.90%	19.59%	11.45%	12.03%	14.04%	8.23%
Ratios to Average Net Assets E, G
Expenses before reductions	.46%A	.46%	.47%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.46%A	.46%	.47%	.48%	.48%	.48%
Expenses net of all reductions	.46%A	.46%	.46%	.47%	.47%	.47%
Net investment income (loss)	1.66% A	1.75%	1.83%	2.10%	2.05%	2.32%
Supplemental Data
Net assets, end of period (in millions)	$ 8,059	$ 7,372	$ 6,330	$ 5,603	$ 4,102	$ 2,692
Portfolio turnover rate F	131% A	176%	244% J	155%	193% J	122%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.38 per share is comprised of distributions from net investment income of $.376 and distributions from net realized gain of $.008 per share.

I Total distributions of $1.54 per share is comprised of distributions from net investment income of $.401 and distributions from net realized gain of $1.134 per share.

J The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Balanced Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Balanced and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity High Income Central Fund 2	FMR Co., Inc. (FMRC)

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	Less than .01%

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Swap agreements	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swap agreements, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 5,480,967
Gross unrealized depreciation	(376,582)
Net unrealized appreciation (depreciation) on securities	$ 5,104,385

Tax cost	$ 23,941,190

Semiannual Report

3. Significant Accounting Policies - continued

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$ (2)	$ 3
Equity Risk
Futures Contracts	8,049	2,996
Interest Rate Risk
Futures Contracts	3,988	139
Swaps	4,419	-
Total Interest Rate Risk	8,407	139
Totals (a)	$ 16,454	$ 3,138

(a) A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments

Semiannual Report

4. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market, bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Swaps - continued

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For

Semiannual Report

4. Derivative Instruments - continued

Credit Default Swaps - continued

credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $8,848,846 and $8,478,643, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .40% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Balanced. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Balanced	$ 14,203.14
Class K	1,779.05
	$ 15,982

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $103 for the period.

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $18 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $6,870. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Total security lending income during the period, presented in the Statement of Operations as a component of interest income, amounted to $626. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $1,407 (including $279 from securities loaned to FCM).

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $342 for the period. In addition, through arrangements with the Fund's custodian,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

9. Expense Reductions - continued

credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Balanced expenses during the period in the amount of $5.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2015	Year ended August 31, 2014
From net investment income
Balanced	$ 144,886	$ 293,979
Class K	58,695	118,456
Total	$ 203,581	$ 412,435
From net realized gain
Balanced	$ 1,516,480	$ 854,324
Class K	576,709	325,096
Total	$ 2,093,189	$ 1,179,420

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended February 28, 2015	Year ended August 31, 2014	Six months ended February 28, 2015	Year ended August 31, 2014
Balanced
Shares sold	90,661	131,812	$ 2,088,615	$ 3,033,218
Reinvestment of distributions	71,996	49,953	1,591,347	1,102,403
Shares redeemed	(76,601)	(127,309)	(1,766,588)	(2,927,201)
Net increase (decrease)	86,056	54,456	$ 1,913,374	$ 1,208,420
Class K
Shares sold	41,912	59,821	$ 968,860	$ 1,378,995
Reinvestment of distributions	28,746	20,098	635,404	443,552
Shares redeemed	(28,242)	(67,456)	(656,234)	(1,551,323)
Net increase (decrease)	42,416	12,463	$ 948,030	$ 271,224

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments
Money Management, Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

BAL-USAN-0415
1.789281.111

Fidelity®

Balanced

Fund -
Class K

Semiannual Report

February 28, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2014 to February 28, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During Period* September 1, 2014 to February 28, 2015
Balanced	.56%
Actual		$ 1,000.00	$ 1,048.50	$ 2.84
HypotheticalA		$ 1,000.00	$ 1,022.02	$ 2.81
Class K	.46%
Actual		$ 1,000.00	$ 1,049.00	$ 2.34
HypotheticalA		$ 1,000.00	$ 1,022.51	$ 2.31

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year ranged from were less than .01%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Top Five Stocks as of February 28, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.8	2.6
Citigroup, Inc.	1.3	0.6
Google, Inc. Class C	1.3	1.3
Bank of America Corp.	1.2	1.1
Capital One Financial Corp.	1.1	1.2
	7.7
Top Five Bond Issuers as of February 28, 2015
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	5.9	3.2
Fannie Mae	3.4	4.5
Freddie Mac	1.1	0.9
Ginnie Mae	1.1	1.1
Morgan Stanley	0.8	0.4
	12.3
Top Five Market Sectors as of February 28, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.4	17.4
Information Technology	12.9	13.2
Health Care	10.8	10.8
Consumer Discretionary	10.7	9.9
Energy	7.7	9.2
Asset Allocation (% of fund's net assets)
As of February 28, 2015*		As of August 31, 2014**
	Stocks and Equity Futures 67.8%		Stocks and Equity Futures 72.0%
	Bonds 30.8%		Bonds 26.6%
	Convertible Securities 0.1%		Convertible Securities 0.0%
	Other Investments 0.4%		Other Investments 0.4%
	Short-Term Investments and Net Other Assets (Liabilities) 0.9%		Short-Term Investments and Net Other Assets (Liabilities) 1.0%
* Foreign investments	11.3%	** Foreign investments	9.7%

Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Semiannual Report

Investments February 28, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 66.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.4%
Automobiles - 0.1%
Harley-Davidson, Inc.	583,100	$ 37,068
Diversified Consumer Services - 0.4%
H&R Block, Inc.	3,162,171	107,988
Hotels, Restaurants & Leisure - 2.4%
ARAMARK Holdings Corp.	883,936	27,977
Extended Stay America, Inc. unit	6,339,070	122,344
McDonald's Corp.	1,968,974	194,732
Panera Bread Co. Class A (a)	746,000	120,427
Starbucks Corp.	2,015,377	188,408
Wynn Resorts Ltd.	375,900	53,566
		707,454
Internet & Catalog Retail - 1.5%
Amazon.com, Inc. (a)	150,100	57,062
Ctrip.com International Ltd. sponsored ADR (a)	803,000	36,432
Liberty Interactive Corp. Series A (a)	5,705,535	168,484
Priceline Group, Inc. (a)	109,700	135,752
Travelport Worldwide Ltd. (e)	2,487,116	39,645
		437,375
Media - 2.7%
Comcast Corp. Class A	783,617	46,531
DIRECTV (a)	1,700,818	150,692
DreamWorks Animation SKG, Inc. Class A (a)(e)	2,861,500	61,265
Legend Pictures LLC (a)(o)(p)	8,571	20,264
Liberty Media Corp. Class C (a)	3,153,700	121,733
Manchester United PLC (a)(e)	1,836,500	29,366
The Madison Square Garden Co. Class A (a)	2,102,685	164,745
Twenty-First Century Fox, Inc. Class A	5,221,317	182,746
		777,342
Multiline Retail - 0.9%
B&M European Value Retail S.A.	14,660,083	72,426
Dollar General Corp. (a)	2,325,912	168,908
Poundland Group PLC	1,975,002	11,770
		253,104
Specialty Retail - 0.6%
Michaels Companies, Inc.	1,920,100	54,147
TJX Companies, Inc.	1,707,233	117,184
		171,331
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.8%
lululemon athletica, Inc. (a)	904,352	$ 61,894
NIKE, Inc. Class B	1,705,900	165,677
		227,571
TOTAL CONSUMER DISCRETIONARY		2,719,233
CONSUMER STAPLES - 6.3%
Beverages - 1.2%
Anheuser-Busch InBev SA NV	230,244	29,209
Coca-Cola Icecek Sanayi A/S	311,728	6,058
Diageo PLC sponsored ADR	197,387	23,459
Embotelladora Andina SA sponsored ADR	354,391	5,894
Monster Beverage Corp. (a)	325,700	45,963
Pernod Ricard SA	174,350	20,672
Remy Cointreau SA	183,227	13,457
The Coca-Cola Co.	4,745,161	205,465
		350,177
Food & Staples Retailing - 1.6%
CVS Health Corp.	1,884,985	195,793
Kroger Co.	1,726,554	122,844
Sysco Corp.	1,317,812	51,381
Wal-Mart Stores, Inc.	727,367	61,048
Whole Foods Market, Inc.	656,900	37,108
		468,174
Food Products - 0.8%
Bunge Ltd.	465,698	38,085
Keurig Green Mountain, Inc.	338,600	43,199
Mead Johnson Nutrition Co. Class A	923,831	96,781
Nestle SA	248,984	19,459
The Hershey Co.	411,900	42,747
		240,271
Household Products - 1.0%
Colgate-Palmolive Co.	490,700	34,751
Procter & Gamble Co.	2,924,193	248,937
		283,688
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	449,300	37,144
L'Oreal SA	74,100	13,454
		50,598
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 1.5%
Altria Group, Inc.	3,792,713	$ 213,492
British American Tobacco PLC sponsored ADR	1,789,810	208,459
Souza Cruz SA	717,800	6,412
		428,363
TOTAL CONSUMER STAPLES		1,821,271
ENERGY - 5.5%
Energy Equipment & Services - 0.7%
Baker Hughes, Inc.	269,600	16,853
C&J Energy Services, Inc. (a)	1,287,951	17,555
Dril-Quip, Inc. (a)	245,769	17,858
FMC Technologies, Inc. (a)	629,071	25,119
Halliburton Co.	2,003,511	86,031
Independence Contract Drilling, Inc. (f)	1,235,434	7,054
Oceaneering International, Inc.	535,791	29,217
		199,687
Oil, Gas & Consumable Fuels - 4.8%
Anadarko Petroleum Corp.	1,629,731	137,272
Apache Corp.	626,700	41,262
BG Group PLC	1,924,664	28,336
Cabot Oil & Gas Corp.	1,479,850	42,916
Chevron Corp.	2,782,305	296,816
Cimarex Energy Co.	597,102	65,490
Columbia Pipeline Partners LP	513,300	14,213
EOG Resources, Inc.	935,516	83,934
EP Energy Corp. (a)(e)	1,707,251	19,207
Exxon Mobil Corp.	2,053,178	181,788
Kinder Morgan, Inc.	2,913,242	119,472
Memorial Resource Development Corp.	1,319,671	27,066
Noble Energy, Inc.	2,021,330	95,467
Parsley Energy, Inc. Class A (e)	993,430	14,792
Phillips 66 Co.	1,233,217	96,758
PrairieSky Royalty Ltd. (e)	709,300	17,941
Suncor Energy, Inc.	2,352,800	70,635
Valero Energy Partners LP	369,831	19,708
		1,373,073
TOTAL ENERGY		1,572,760
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 10.7%
Banks - 4.7%
Bank of America Corp.	21,567,108	$ 340,976
Citigroup, Inc.	7,124,312	373,456
Huntington Bancshares, Inc.	8,039,000	87,947
JPMorgan Chase & Co.	4,781,154	292,989
SunTrust Banks, Inc.	1,162,348	47,656
Synovus Financial Corp.	881,820	24,682
U.S. Bancorp	4,313,647	192,432
		1,360,138
Capital Markets - 1.7%
Ameriprise Financial, Inc.	338,194	45,193
BlackRock, Inc. Class A	277,676	103,134
Carlyle Group LP	286,400	7,403
E*TRADE Financial Corp. (a)	1,424,649	37,091
Goldman Sachs Group, Inc.	791,800	150,276
Invesco Ltd.	632,913	25,487
Northern Trust Corp.	600,119	41,906
Oaktree Capital Group LLC Class A	286,697	15,424
State Street Corp.	335,100	24,948
The Blackstone Group LP	732,507	27,440
		478,302
Consumer Finance - 1.5%
Capital One Financial Corp.	3,896,201	306,670
Navient Corp.	2,380,634	50,946
SLM Corp.	4,814,034	45,589
Springleaf Holdings, Inc. (a)	759,100	29,187
		432,392
Diversified Financial Services - 0.6%
Berkshire Hathaway, Inc.:
Class A (a)	129	28,532
Class B (a)	561,700	82,800
IntercontinentalExchange Group, Inc.	215,262	50,664
KBC Ancora (a)	343,174	11,732
		173,728
Insurance - 1.1%
Direct Line Insurance Group PLC	7,181,730	36,301
Fairfax Financial Holdings Ltd. (sub. vtg.)	60,300	31,643
Marsh & McLennan Companies, Inc.	1,135,977	64,626
MetLife, Inc.	908,547	46,181
Principal Financial Group, Inc.	614,300	31,434
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
The Chubb Corp.	740,300	$ 74,363
Unum Group	609,200	20,445
		304,993
Real Estate Investment Trusts - 0.9%
Altisource Residential Corp. Class B	2,037,717	42,079
American Tower Corp.	243,900	24,180
Boston Properties, Inc.	401,497	55,170
Digital Realty Trust, Inc.	820,600	54,471
Duke Realty LP	740,900	15,826
InfraReit, Inc.	282,800	7,670
Outfront Media, Inc.	412,762	12,362
Sun Communities, Inc.	642,015	43,394
		255,152
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	2,079,503	71,244
Thrifts & Mortgage Finance - 0.0%
Ocwen Financial Corp. (a)(e)	683,400	5,563
TOTAL FINANCIALS		3,081,512
HEALTH CARE - 10.1%
Biotechnology - 3.3%
Actelion Ltd.	94,847	11,352
Alexion Pharmaceuticals, Inc. (a)	619,504	111,740
Amgen, Inc.	1,077,158	169,889
ARIAD Pharmaceuticals, Inc. (a)(e)	820,791	6,673
Biogen Idec, Inc. (a)	402,885	165,018
BioMarin Pharmaceutical, Inc. (a)	447,498	47,914
Celgene Corp. (a)	1,317,700	160,140
Gilead Sciences, Inc. (a)	2,079,028	215,242
Vertex Pharmaceuticals, Inc. (a)	437,700	52,275
		940,243
Health Care Equipment & Supplies - 1.8%
Boston Scientific Corp. (a)	7,722,502	130,510
Edwards Lifesciences Corp. (a)	272,382	36,232
Medtronic PLC	2,939,821	228,101
Quidel Corp. (a)(e)	424,090	10,891
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
The Cooper Companies, Inc.	348,437	$ 57,133
Zimmer Holdings, Inc.	434,100	52,261
		515,128
Health Care Providers & Services - 1.8%
Brookdale Senior Living, Inc. (a)	1,195,003	44,825
Cigna Corp.	1,009,660	122,805
HCA Holdings, Inc. (a)	917,079	65,608
Henry Schein, Inc. (a)	328,104	45,951
McKesson Corp.	762,048	174,280
UnitedHealth Group, Inc.	680,000	77,268
		530,737
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	1,227,200	51,800
Thermo Fisher Scientific, Inc.	856,597	111,358
		163,158
Pharmaceuticals - 2.6%
AbbVie, Inc.	543,368	32,874
Actavis PLC (a)	798,443	232,634
Allergan, Inc.	58,200	13,545
Bristol-Myers Squibb Co.	2,760,041	168,142
Mallinckrodt PLC (a)	746,300	87,108
Merck & Co., Inc.	807,496	47,271
Roche Holding AG (participation certificate)	136,060	37,075
Shire PLC	793,388	64,003
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,302,100	74,246
		756,898
TOTAL HEALTH CARE		2,906,164
INDUSTRIALS - 6.3%
Aerospace & Defense - 0.8%
Meggitt PLC	10,888,036	91,612
TransDigm Group, Inc.	690,569	149,757
		241,369
Air Freight & Logistics - 0.4%
FedEx Corp.	625,127	110,635
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 1.0%
AMETEK, Inc.	4,380,548	$ 232,782
Hubbell, Inc. Class B	652,992	74,310
		307,092
Industrial Conglomerates - 1.7%
Danaher Corp.	3,103,866	270,905
Roper Industries, Inc.	1,279,639	214,429
		485,334
Machinery - 0.9%
Deere & Co.	1,266,300	114,727
Pall Corp.	705,721	71,144
WABCO Holdings, Inc. (a)	622,100	72,680
		258,551
Professional Services - 0.3%
Verisk Analytics, Inc. (a)	1,100,893	79,055
Road & Rail - 0.8%
CSX Corp.	1,714,746	58,833
J.B. Hunt Transport Services, Inc.	2,039,495	174,377
		233,210
Trading Companies & Distributors - 0.4%
HD Supply Holdings, Inc. (a)	3,571,600	105,380
TOTAL INDUSTRIALS		1,820,626
INFORMATION TECHNOLOGY - 12.6%
Communications Equipment - 1.3%
Cisco Systems, Inc.	4,958,399	146,322
QUALCOMM, Inc.	3,292,951	238,772
		385,094
Electronic Equipment & Components - 0.4%
Samsung SDI Co. Ltd.	88,460	10,966
TE Connectivity Ltd.	1,193,965	86,121
Trimble Navigation Ltd. (a)	885,100	23,137
		120,224
Internet Software & Services - 3.2%
58.com, Inc. ADR (a)(e)	403,806	16,831
Alibaba Group Holding Ltd. sponsored ADR (e)	1,530,900	130,310
ChannelAdvisor Corp. (a)(e)	909,906	8,999
Cvent, Inc. (a)(e)	1,760,246	50,959
Demandware, Inc. (a)	302,598	19,121
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Facebook, Inc. Class A (a)	2,784,007	$ 219,853
Five9, Inc. (e)	1,516,246	5,913
Google, Inc. Class C (a)	664,069	370,816
HomeAway, Inc. (a)	1,114,200	34,535
Opower, Inc. (e)	2,224,385	33,410
Twitter, Inc. (a)	167,100	8,034
Wix.com Ltd. (a)	392,937	7,203
Zoopla Property Group PLC (e)	3,820,494	10,853
		916,837
IT Services - 0.4%
Fidelity National Information Services, Inc.	184,000	12,437
Lionbridge Technologies, Inc. (a)	739,645	4,164
Sabre Corp.	2,360,940	51,374
Total System Services, Inc.	1,038,000	39,652
		107,627
Semiconductors & Semiconductor Equipment - 1.9%
Broadcom Corp. Class A	418,000	18,906
Marvell Technology Group Ltd.	11,514,600	185,615
Micron Technology, Inc. (a)	634,411	19,457
NVIDIA Corp.	1,998,500	44,087
NXP Semiconductors NV (a)	939,724	79,778
Qorvo, Inc. (a)	2,509,415	174,153
STMicroelectronics NV (NY Shares) unit	1,286,700	11,439
		533,435
Software - 1.9%
Activision Blizzard, Inc.	499,000	11,637
Adobe Systems, Inc. (a)	1,142,867	90,401
Autodesk, Inc. (a)	670,000	43,041
Citrix Systems, Inc. (a)	123,300	7,851
CommVault Systems, Inc. (a)	123,263	5,950
Fleetmatics Group PLC (a)	423,903	17,469
Imperva, Inc. (a)	1,289,607	59,451
Intuit, Inc.	883,762	86,282
Oracle Corp.	1,056,325	46,288
salesforce.com, Inc. (a)	1,722,674	119,519
Xero Ltd. (a)(e)	1,666,793	31,141
Yodlee, inc. (e)	646,000	8,327
Zendesk, Inc.	800,400	19,786
		547,143
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - 3.5%
Apple, Inc.	6,366,114	$ 817,791
Electronics for Imaging, Inc. (a)	712,909	28,944
Hewlett-Packard Co.	3,097,200	107,906
Samsung Electronics Co. Ltd.	27,030	33,312
Western Digital Corp.	283,100	30,286
		1,018,239
TOTAL INFORMATION TECHNOLOGY		3,628,599
MATERIALS - 2.9%
Chemicals - 2.5%
Airgas, Inc.	1,352,970	158,595
Cabot Corp.	138,174	6,234
CF Industries Holdings, Inc.	110,100	33,716
E.I. du Pont de Nemours & Co.	1,238,700	96,433
Eastman Chemical Co.	667,482	49,701
Ecolab, Inc.	1,190,000	137,493
FMC Corp.	758,473	48,095
LyondellBasell Industries NV Class A	504,722	43,361
Methanex Corp.	370,100	20,129
Monsanto Co.	633,446	76,286
W.R. Grace & Co. (a)	353,201	35,020
		705,063
Construction Materials - 0.1%
Eagle Materials, Inc.	325,900	25,583
Containers & Packaging - 0.2%
Graphic Packaging Holding Co.	1,398,668	21,106
Rock-Tenn Co. Class A	670,978	46,056
		67,162
Metals & Mining - 0.1%
Nucor Corp.	808,400	38,019
TOTAL MATERIALS		835,827
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.1%
Cogent Communications Group, Inc.	352,000	12,925
inContact, Inc. (a)	1,324,987	15,516
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Level 3 Communications, Inc. (a)	559,109	$ 30,114
Verizon Communications, Inc.	5,101,946	252,291
		310,846
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	1,141,700	37,710
Telephone & Data Systems, Inc.	294,900	7,502
		45,212
TOTAL TELECOMMUNICATION SERVICES		356,058
UTILITIES - 1.9%
Electric Utilities - 0.9%
Edison International	542,827	34,877
Exelon Corp.	1,768,700	59,994
NextEra Energy, Inc.	950,500	98,339
PPL Corp.	1,702,100	58,042
		251,252
Gas Utilities - 0.1%
National Fuel Gas Co.	318,289	20,501
Independent Power and Renewable Electricity Producers - 0.1%
Calpine Corp. (a)	262,900	5,573
NRG Energy, Inc.	1,276,172	30,603
		36,176
Multi-Utilities - 0.8%
Dominion Resources, Inc.	1,081,839	77,990
NiSource, Inc.	1,093,582	46,926
PG&E Corp.	694,729	37,328
Sempra Energy	692,231	74,899
		237,143
TOTAL UTILITIES		545,072
TOTAL COMMON STOCKS (Cost $14,527,917)		19,287,122
Preferred Stocks - 0.1%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Southwestern Energy Co. Series B 6.25% (a)	442,000	$ 24,085
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
MongoDB, Inc. Series F, 8.00% (a)(p)	281,270	2,531
TOTAL CONVERTIBLE PREFERRED STOCKS		26,616
Nonconvertible Preferred Stocks - 0.0%
CONSUMER STAPLES - 0.0%
Beverages - 0.0%
Ambev SA sponsored ADR	1,461,125	9,424
TOTAL PREFERRED STOCKS (Cost $32,686)		36,040
Nonconvertible Bonds - 13.0%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.8%
Automobiles - 0.5%
General Motors Co.:
3.5% 10/2/18	$ 5,595	5,763
6.25% 10/2/43	921	1,143
General Motors Financial Co., Inc.:
2.625% 7/10/17	1,780	1,803
3% 9/25/17	4,056	4,147
3.15% 1/15/20	19,000	19,199
3.25% 5/15/18	2,895	2,957
3.5% 7/10/19	41,541	42,732
4% 1/15/25	7,674	7,872
4.25% 5/15/23	3,220	3,373
4.375% 9/25/21	38,060	40,439
4.75% 8/15/17	3,095	3,281
Volkswagen International Finance NV 2.375% 3/22/17 (g)	1,830	1,872
		134,581
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 2.875% 1/15/19	$ 617	$ 630
Media - 0.3%
Comcast Corp. 4.75% 3/1/44	11,400	13,156
COX Communications, Inc. 3.25% 12/15/22 (g)	2,422	2,445
Discovery Communications LLC 5.05% 6/1/20	204	227
NBCUniversal, Inc. 5.15% 4/30/20	7,276	8,373
News America Holdings, Inc. 7.75% 12/1/45	9,421	14,417
Thomson Reuters Corp.:
1.3% 2/23/17	2,082	2,083
3.85% 9/29/24	5,214	5,377
Time Warner Cable, Inc.:
4% 9/1/21	10,989	11,644
5.85% 5/1/17	1,829	1,994
6.75% 7/1/18	1,974	2,268
8.25% 4/1/19	11,974	14,624
Time Warner, Inc.:
2.1% 6/1/19	13,219	13,284
5.875% 11/15/16	4,882	5,276
Viacom, Inc.:
2.5% 9/1/18	809	825
3.5% 4/1/17	264	275
		96,268
TOTAL CONSUMER DISCRETIONARY		231,479
CONSUMER STAPLES - 0.3%
Beverages - 0.0%
SABMiller Holdings, Inc. 2.45% 1/15/17 (g)	2,353	2,407
Food & Staples Retailing - 0.1%
Kroger Co. 3.3% 1/15/21	6,190	6,427
Walgreens Boots Alliance, Inc.:
2.7% 11/18/19	3,939	4,009
3.3% 11/18/21	4,671	4,806
		15,242
Food Products - 0.0%
Cargill, Inc. 6% 11/27/17 (g)	572	638
ConAgra Foods, Inc.:
1.9% 1/25/18	2,279	2,276
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
ConAgra Foods, Inc.: - continued
3.2% 1/25/23	$ 1,917	$ 1,891
William Wrigley Jr. Co.:
1.4% 10/21/16 (g)	3,710	3,722
2% 10/20/17 (g)	5,313	5,353
		13,880
Tobacco - 0.2%
Altria Group, Inc.:
2.625% 1/14/20	12,900	13,101
2.85% 8/9/22	4,604	4,598
4% 1/31/24	3,615	3,872
9.7% 11/10/18	6,258	8,050
Reynolds American, Inc.:
3.25% 11/1/22	3,376	3,367
4.85% 9/15/23	8,000	8,838
6.75% 6/15/17	4,975	5,529
7.25% 6/15/37	7,569	9,939
		57,294
TOTAL CONSUMER STAPLES		88,823
ENERGY - 1.9%
Energy Equipment & Services - 0.1%
DCP Midstream LLC:
4.75% 9/30/21 (g)	6,909	6,530
5.35% 3/15/20 (g)	6,814	6,716
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	7,675	7,839
5% 10/1/21	2,791	3,023
6.5% 4/1/20	2,608	2,998
Noble Holding International Ltd. 3.05% 3/1/16	914	923
Transocean, Inc. 5.05% 12/15/16	4,522	4,528
		32,557
Oil, Gas & Consumable Fuels - 1.8%
Anadarko Petroleum Corp. 6.375% 9/15/17	15,653	17,517
BP Capital Markets PLC:
4.5% 10/1/20	1,336	1,475
4.742% 3/11/21	6,000	6,675
Canadian Natural Resources Ltd. 1.75% 1/15/18	2,851	2,822
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
DCP Midstream Operating LP:
2.5% 12/1/17	$ 3,027	$ 2,940
2.7% 4/1/19	616	582
3.875% 3/15/23	2,761	2,503
4.95% 4/1/22	1,267	1,237
Duke Energy Field Services:
5.375% 10/15/15 (g)	2,055	2,090
6.45% 11/3/36 (g)	6,493	6,009
El Paso Natural Gas Co. 5.95% 4/15/17	1,572	1,682
Empresa Nacional de Petroleo 4.375% 10/30/24 (g)	5,615	5,800
Enable Midstream Partners LP:
2.4% 5/15/19 (g)	1,957	1,910
3.9% 5/15/24 (g)	2,064	2,025
Enbridge Energy Partners LP 4.2% 9/15/21	8,103	8,449
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (g)	780	828
Kinder Morgan, Inc. 2% 12/1/17	2,620	2,627
Marathon Petroleum Corp. 5.125% 3/1/21	4,415	4,964
Motiva Enterprises LLC 5.75% 1/15/20 (g)	1,252	1,372
MPLX LP 4% 2/15/25	1,190	1,207
Nakilat, Inc. 6.067% 12/31/33 (g)	2,490	2,899
Nexen, Inc.:
5.2% 3/10/15	1,528	1,529
6.2% 7/30/19	2,252	2,587
Pemex Project Funding Master Trust 5.75% 3/1/18	25,063	27,444
Petrobras Global Finance BV:
1.8806% 5/20/16 (l)	6,590	6,261
3% 1/15/19	18,609	16,111
3.25% 3/17/17	19,613	18,272
4.375% 5/20/23	4,137	3,405
4.875% 3/17/20	23,870	21,185
5.625% 5/20/43	22,261	17,769
7.25% 3/17/44	30,172	27,274
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	7,288	7,162
5.375% 1/27/21	43,072	38,755
5.75% 1/20/20	17,949	16,557
5.875% 3/1/18	3,468	3,330
7.875% 3/15/19	7,382	7,474
Petroleos Mexicanos:
3.5% 7/18/18	8,047	8,316
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleos Mexicanos: - continued
3.5% 7/23/20 (g)	$ 8,815	$ 8,974
3.5% 1/30/23	5,005	4,903
4.5% 1/23/26 (g)	11,915	12,126
4.875% 1/24/22	1,430	1,519
4.875% 1/18/24	7,021	7,467
5.5% 1/21/21	13,423	14,732
5.5% 6/27/44	19,723	20,019
5.625% 1/23/46 (g)	7,673	7,869
6% 3/5/20	4,797	5,433
6.375% 1/23/45	26,396	29,528
6.5% 6/2/41	8,420	9,493
8% 5/3/19	3,943	4,736
Phillips 66 Co.:
1.95% 3/5/15	1,844	1,844
2.95% 5/1/17	1,844	1,909
4.3% 4/1/22	6,383	6,970
Phillips 66 Partners LP 2.646% 2/15/20	652	656
Plains All American Pipeline LP/PAA Finance Corp. 6.125% 1/15/17	1,940	2,102
Southeast Supply Header LLC 4.25% 6/15/24 (g)	5,790	5,877
Southwestern Energy Co.:
3.3% 1/23/18	3,081	3,124
4.05% 1/23/20	5,591	5,727
Spectra Energy Capital, LLC 5.65% 3/1/20	1,087	1,198
Spectra Energy Partners, LP:
2.95% 6/15/16	1,472	1,505
4.6% 6/15/21	1,816	1,993
Suncor Energy, Inc. 6.1% 6/1/18	623	705
The Williams Companies, Inc.:
3.7% 1/15/23	5,046	4,718
4.55% 6/24/24	25,316	24,734
Western Gas Partners LP 5.375% 6/1/21	10,614	11,840
Williams Partners LP 4.3% 3/4/24	4,754	4,890
		507,635
TOTAL ENERGY		540,192
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - 7.6%
Banks - 3.5%
Associated Banc-Corp. 5.125% 3/28/16	$ 2,238	$ 2,329
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (g)	18,318	18,276
5.5% 7/12/20 (g)	21,376	22,151
5.75% 9/26/23 (g)	5,809	5,911
6.5% 6/10/19 (g)	2,097	2,249
Bank of America Corp.:
1.35% 11/21/16	5,398	5,398
2.6% 1/15/19	57,427	58,330
2.65% 4/1/19	17,421	17,723
3.875% 3/22/17	944	990
4.2% 8/26/24	7,745	8,021
4.25% 10/22/26	6,748	6,904
5.625% 10/14/16	22,550	24,060
5.75% 12/1/17	19,000	21,011
6.5% 8/1/16	1,220	1,308
Bank of America NA 5.3% 3/15/17	16,651	17,871
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1.7% 3/5/18 (g)	20,793	20,778
2.3% 3/5/20 (g)	10,390	10,368
Barclays Bank PLC 2.5% 2/20/19	4,000	4,079
Barclays PLC 2.75% 11/8/19	5,728	5,794
BB&T Corp. 3.95% 3/22/22	1,805	1,926
Capital One NA:
1.65% 2/5/18	8,000	7,987
2.95% 7/23/21	8,837	8,947
Citigroup, Inc.:
1.3% 11/15/16	663	662
1.55% 8/14/17	26,000	25,965
1.75% 5/1/18	21,658	21,537
1.8% 2/5/18	17,419	17,378
1.85% 11/24/17	13,884	13,908
2.5% 7/29/19	26,091	26,398
2.55% 4/8/19	24,266	24,660
4.05% 7/30/22	17,500	18,234
4.45% 1/10/17	15,842	16,703
5.3% 5/6/44	12,873	14,401
6% 8/15/17	15,053	16,599
Citizens Financial Group, Inc. 4.15% 9/28/22 (g)	6,485	6,759
Credit Suisse AG 6% 2/15/18	17,158	19,054
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
Credit Suisse New York Branch 5.4% 1/14/20	$ 1,450	$ 1,630
Discover Bank:
7% 4/15/20	4,144	4,941
8.7% 11/18/19	745	915
Fifth Third Bancorp:
3.5% 3/15/22	638	665
4.5% 6/1/18	584	629
5.45% 1/15/17	4,032	4,325
HBOS PLC 6.75% 5/21/18 (g)	560	627
HSBC Holdings PLC 4.25% 3/14/24	3,415	3,601
Huntington Bancshares, Inc. 7% 12/15/20	3,353	4,050
Huntington National Bank:
1.3% 11/20/16	4,131	4,137
1.7% 2/26/18	37,500	37,492
2.2% 4/1/19	3,200	3,202
2.4% 4/1/20	40,000	40,097
Intesa Sanpaolo SpA:
2.375% 1/13/17	18,700	18,976
3.125% 1/15/16	20,275	20,594
JPMorgan Chase & Co.:
3.875% 9/10/24	16,385	16,707
4.125% 12/15/26	113,135	116,117
JPMorgan Chase Bank 6% 10/1/17	2,460	2,727
KeyCorp. 5.1% 3/24/21	628	713
Marshall & Ilsley Bank:
4.85% 6/16/15	5,313	5,374
5% 1/17/17	10,492	11,103
Regions Bank:
6.45% 6/26/37	12,100	15,123
7.5% 5/15/18	13,814	15,975
Regions Financial Corp.:
2% 5/15/18	7,953	7,907
5.75% 6/15/15	1,528	1,548
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	61,446	65,084
6% 12/19/23	12,648	14,159
6.1% 6/10/23	8,213	9,208
6.125% 12/15/22	39,429	44,478
Sumitomo Mitsui Banking Corp. 1.3% 1/10/17	6,500	6,494
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
SunTrust Banks, Inc.:
2.35% 11/1/18	$ 3,112	$ 3,155
3.5% 1/20/17	4,862	5,065
Wachovia Bank NA 6% 11/15/17	8,083	9,060
Wells Fargo & Co.:
4.1% 6/3/26	15,000	15,718
4.48% 1/16/24	6,481	7,070
		1,013,335
Capital Markets - 1.7%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	8,929	8,887
4.25% 2/15/24	2,464	2,603
Goldman Sachs Group, Inc.:
1.748% 9/15/17	24,600	24,526
2.55% 10/23/19	85,599	86,240
2.6% 4/23/20	1,000	1,001
2.625% 1/31/19	30,072	30,589
2.9% 7/19/18	10,319	10,621
5.95% 1/18/18	5,343	5,957
6.15% 4/1/18	3,993	4,488
6.25% 9/1/17	23,534	26,162
JPMorgan Chase & Co. 1.7% 3/1/18	20,790	20,779
Lazard Group LLC:
4.25% 11/14/20	5,286	5,628
6.85% 6/15/17	7,605	8,465
Merrill Lynch & Co., Inc. 6.4% 8/28/17	30,624	34,072
Morgan Stanley:
1.875% 1/5/18	7,156	7,186
2.125% 4/25/18	18,100	18,233
2.375% 7/23/19	84,301	84,815
2.5% 1/24/19	43,150	43,810
2.65% 1/27/20	2,659	2,681
4.875% 11/1/22	8,674	9,424
5.45% 1/9/17	52,060	55,834
5.625% 9/23/19	547	621
5.95% 12/28/17	301	335
6.625% 4/1/18	1,804	2,052
UBS AG Stamford Branch 2.375% 8/14/19	13,000	13,155
		508,164
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - 0.7%
Capital One Financial Corp. 2.45% 4/24/19	$ 5,260	$ 5,316
Discover Financial Services:
3.85% 11/21/22	2,701	2,779
5.2% 4/27/22	2,488	2,751
6.45% 6/12/17	13,316	14,628
Ford Motor Credit Co. LLC:
1.5% 1/17/17	19,067	19,094
2.145% 1/9/18	25,000	25,281
2.375% 3/12/19	19,600	19,842
2.5% 1/15/16	16,000	16,209
2.875% 10/1/18	11,000	11,336
3% 6/12/17	6,246	6,456
4.375% 8/6/23	15,332	16,748
5% 5/15/18	10,000	10,933
5.875% 8/2/21	12,574	14,850
General Electric Capital Corp. 4.625% 1/7/21	849	956
Hyundai Capital America:
1.45% 2/6/17 (g)	6,312	6,294
1.625% 10/2/15 (g)	2,131	2,141
1.875% 8/9/16 (g)	1,605	1,622
2.125% 10/2/17 (g)	2,357	2,378
2.55% 2/6/19 (g)	6,671	6,705
2.875% 8/9/18 (g)	2,848	2,915
Synchrony Financial:
1.875% 8/15/17	1,554	1,556
3% 8/15/19	2,283	2,322
3.75% 8/15/21	8,466	8,785
4.25% 8/15/24	3,469	3,636
		205,533
Insurance - 0.6%
AIA Group Ltd. 2.25% 3/11/19 (g)	1,416	1,415
American International Group, Inc.:
2.375% 8/24/15	16,000	16,110
4.875% 6/1/22	4,860	5,555
5.6% 10/18/16	5,560	5,957
Aon Corp.:
3.125% 5/27/16	4,743	4,862
5% 9/30/20	129	146
Five Corners Funding Trust 4.419% 11/15/23 (g)	9,345	10,057
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (g)(l)	$ 2,508	$ 2,596
Hartford Financial Services Group, Inc.:
4% 10/15/17	1,308	1,393
5.125% 4/15/22	1,066	1,226
5.375% 3/15/17	685	739
Liberty Mutual Group, Inc.:
4.25% 6/15/23 (g)	6,498	6,909
5% 6/1/21 (g)	8,525	9,456
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	5,569	6,273
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (g)	3,576	4,352
Metropolitan Life Global Funding I 1.875% 6/22/18 (g)	7,500	7,556
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (g)	4,915	6,516
Pacific Life Insurance Co. 9.25% 6/15/39 (g)	3,967	6,385
Pacific LifeCorp:
5.125% 1/30/43 (g)	7,709	8,744
6% 2/10/20 (g)	9,721	10,995
Prudential Financial, Inc.:
2.3% 8/15/18	888	902
4.5% 11/16/21	1,764	1,953
7.375% 6/15/19	2,520	3,043
Symetra Financial Corp. 6.125% 4/1/16 (g)	8,408	8,761
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (g)	8,243	9,475
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (g)	1,938	1,978
4.125% 11/1/24 (g)	2,810	2,968
Unum Group:
5.625% 9/15/20	3,860	4,372
5.75% 8/15/42	8,065	9,739
7.125% 9/30/16	2,076	2,257
		162,690
Real Estate Investment Trusts - 0.5%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	1,369	1,366
4.6% 4/1/22	2,035	2,143
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,759	1,778
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
AvalonBay Communities, Inc. 3.625% 10/1/20	$ 2,800	$ 2,943
Camden Property Trust 2.95% 12/15/22	2,417	2,383
CommonWealth REIT 5.875% 9/15/20	1,166	1,290
DDR Corp.:
3.625% 2/1/25	3,723	3,725
4.625% 7/15/22	4,470	4,803
4.75% 4/15/18	6,131	6,579
7.5% 4/1/17	8,836	9,842
9.625% 3/15/16	1,851	2,008
Duke Realty LP:
3.625% 4/15/23	3,152	3,212
3.75% 12/1/24	2,549	2,612
3.875% 10/15/22	5,452	5,674
4.375% 6/15/22	3,753	4,018
5.5% 3/1/16	3,075	3,205
5.95% 2/15/17	3,767	4,077
6.75% 3/15/20	1,339	1,584
8.25% 8/15/19	2,643	3,258
Equity One, Inc.:
3.75% 11/15/22	8,200	8,285
5.375% 10/15/15	948	972
6% 9/15/17	876	958
6.25% 1/15/17	663	715
Federal Realty Investment Trust:
5.9% 4/1/20	1,971	2,284
6.2% 1/15/17	501	545
HCP, Inc.:
3.15% 8/1/22	7,000	6,982
3.875% 8/15/24	13,000	13,310
Health Care REIT, Inc.:
2.25% 3/15/18	2,600	2,621
4.125% 4/1/19	13,700	14,673
4.7% 9/15/17	843	906
HRPT Properties Trust:
5.75% 11/1/15	1,731	1,744
6.25% 6/15/17	996	1,069
6.65% 1/15/18	676	741
Lexington Corporate Properties Trust 4.4% 6/15/24	2,249	2,329
Omega Healthcare Investors, Inc.:
4.5% 1/15/25 (g)	2,128	2,171
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Omega Healthcare Investors, Inc.: - continued
4.95% 4/1/24	$ 2,101	$ 2,246
Retail Opportunity Investments Partnership LP:
4% 12/15/24	1,583	1,618
5% 12/15/23	1,140	1,247
Weingarten Realty Investors 3.375% 10/15/22	1,228	1,220
WP Carey, Inc. 4% 2/1/25	8,456	8,395
		141,531
Real Estate Management & Development - 0.6%
BioMed Realty LP:
2.625% 5/1/19	3,585	3,602
3.85% 4/15/16	11,312	11,643
4.25% 7/15/22	2,970	3,126
6.125% 4/15/20	2,611	2,995
Brandywine Operating Partnership LP:
3.95% 2/15/23	7,304	7,401
4.1% 10/1/24	6,548	6,671
4.55% 10/1/29	6,548	6,801
4.95% 4/15/18	4,846	5,212
5.7% 5/1/17	309	334
6% 4/1/16	2,770	2,906
Corporate Office Properties LP 3.7% 6/15/21	4,267	4,289
Digital Realty Trust LP:
4.5% 7/15/15	3,650	3,665
5.25% 3/15/21	4,138	4,563
ERP Operating LP 5.75% 6/15/17	2,042	2,240
Essex Portfolio LP 5.5% 3/15/17	3,921	4,239
Liberty Property LP:
3.375% 6/15/23	3,313	3,293
4.125% 6/15/22	3,219	3,369
4.75% 10/1/20	8,747	9,503
5.125% 3/2/15	1,672	1,672
5.5% 12/15/16	2,529	2,707
Mack-Cali Realty LP:
2.5% 12/15/17	4,556	4,574
3.15% 5/15/23	7,438	6,768
4.5% 4/18/22	2,016	2,039
5.8% 1/15/16	5,020	5,206
7.75% 8/15/19	2,476	2,876
Mid-America Apartments LP 4.3% 10/15/23	1,248	1,331
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Post Apartment Homes LP 3.375% 12/1/22	$ 1,364	$ 1,367
Prime Property Funding, Inc. 5.7% 4/15/17 (g)	4,226	4,491
Reckson Operating Partnership LP 6% 3/31/16	1,949	2,039
Regency Centers LP 5.875% 6/15/17	1,771	1,941
Tanger Properties LP:
3.75% 12/1/24	4,790	4,917
3.875% 12/1/23	2,716	2,816
6.125% 6/1/20	9,597	11,124
Ventas Realty LP:
1.25% 4/17/17	3,126	3,114
1.55% 9/26/16	1,068	1,075
3.5% 2/1/25	2,214	2,232
3.75% 5/1/24	7,900	8,109
4.375% 2/1/45	1,322	1,334
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	4,056	4,084
4% 4/30/19	1,999	2,133
		163,801
TOTAL FINANCIALS		2,195,054
HEALTH CARE - 0.5%
Biotechnology - 0.0%
Amgen, Inc. 1.25% 5/22/17	13,051	13,043
Health Care Providers & Services - 0.3%
Coventry Health Care, Inc. 5.95% 3/15/17	1,413	1,548
Express Scripts Holding Co.:
3.9% 2/15/22	1,915	2,026
4.75% 11/15/21	17,355	19,360
HCA Holdings, Inc.:
3.75% 3/15/19	11,874	12,126
4.25% 10/15/19	20,200	20,907
4.75% 5/1/23	375	396
5.875% 3/15/22	450	506
6.5% 2/15/20	12,966	14,749
McKesson Corp. 2.284% 3/15/19	6,400	6,447
Medco Health Solutions, Inc.:
2.75% 9/15/15	4,158	4,202
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Medco Health Solutions, Inc.: - continued
4.125% 9/15/20	$ 5,031	$ 5,387
WellPoint, Inc. 1.875% 1/15/18	195	196
		87,850
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	1,745	1,745
2.4% 2/1/19	1,100	1,113
3.3% 2/15/22	13,389	13,713
		16,571
Pharmaceuticals - 0.1%
AbbVie, Inc. 1.75% 11/6/17	6,470	6,520
Actavis Funding SCS:
1.3% 6/15/17	12,949	12,789
2.45% 6/15/19	3,839	3,812
Mylan, Inc. 1.35% 11/29/16	2,039	2,036
Perrigo Co. PLC:
1.3% 11/8/16	1,664	1,661
2.3% 11/8/18	1,780	1,797
Perrigo Finance PLC:
3.5% 12/15/21	1,752	1,813
3.9% 12/15/24	2,611	2,708
4.9% 12/15/44	1,145	1,231
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	2,149	2,145
Zoetis, Inc. 1.875% 2/1/18	992	991
		37,503
TOTAL HEALTH CARE		154,967
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 6.375% 6/1/19 (g)	5,000	5,785
Airlines - 0.1%
Continental Airlines, Inc.:
6.648% 3/15/19	2,090	2,154
6.9% 7/2/19	544	569
Southwest Airlines Co. 2.75% 11/6/19	14,700	14,920
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Airlines - continued
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	$ 1,887	$ 2,005
8.36% 1/20/19	1,373	1,500
		21,148
Machinery - 0.0%
Ingersoll-Rand Luxembourg Finance SA 2.625% 5/1/20	1,829	1,827
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.125% 1/15/18	3,319	3,307
3.75% 2/1/22	7,839	7,960
3.875% 4/1/21	6,320	6,510
4.25% 9/15/24	5,492	5,657
4.75% 3/1/20	5,518	5,946
		29,380
TOTAL INDUSTRIALS		58,140
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA:
2.375% 12/17/18	1,262	1,278
6.55% 10/1/17	1,119	1,256
		2,534
IT Services - 0.1%
IBM Corp. 7.625% 10/15/18	19,000	22,950
Xerox Corp. 2.95% 3/15/17	1,143	1,177
		24,127
TOTAL INFORMATION TECHNOLOGY		26,661
MATERIALS - 0.1%
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	3,083	3,301
Metals & Mining - 0.1%
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (g)	8,722	9,207
4.25% 7/17/42 (g)	1,402	1,366
4.5% 8/13/23 (Reg. S)	10,600	11,491
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Corporacion Nacional del Cobre de Chile (Codelco): - continued
4.875% 11/4/44 (g)	$ 3,920	$ 4,167
4.875% 11/4/44 (Reg. S)	5,050	5,368
5.625% 10/18/43 (g)	2,049	2,400
		33,999
TOTAL MATERIALS		37,300
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
BellSouth Capital Funding Corp. 7.875% 2/15/30	61	82
CenturyLink, Inc.:
5.15% 6/15/17	487	514
6% 4/1/17	3,467	3,710
6.15% 9/15/19	4,463	4,876
Embarq Corp.:
7.082% 6/1/16	4,190	4,480
7.995% 6/1/36	45,976	53,792
Verizon Communications, Inc.:
2.625% 2/21/20 (g)	9,941	10,030
4.5% 9/15/20	45,631	50,186
5.012% 8/21/54 (g)	23,143	24,177
6.1% 4/15/18	4,897	5,535
6.25% 4/1/37	4,611	5,793
6.4% 9/15/33	6,073	7,700
6.55% 9/15/43	8,436	11,101
		181,976
Wireless Telecommunication Services - 0.0%
America Movil S.A.B. de CV:
2.375% 9/8/16	371	377
3.625% 3/30/15	3,102	3,109
		3,486
TOTAL TELECOMMUNICATION SERVICES		185,462
UTILITIES - 0.8%
Electric Utilities - 0.6%
AmerenUE 6.4% 6/15/17	1,518	1,683
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
American Transmission Systems, Inc. 5% 9/1/44 (g)	$ 2,415	$ 2,768
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (g)	5,539	6,508
6.4% 9/15/20 (g)	14,254	16,896
Edison International 3.75% 9/15/17	4,499	4,765
Eversource Energy 1.45% 5/1/18	1,676	1,660
FirstEnergy Corp.:
2.75% 3/15/18	8,307	8,467
4.25% 3/15/23	27,079	28,511
7.375% 11/15/31	43,919	56,038
FirstEnergy Solutions Corp. 6.05% 8/15/21	12,120	13,466
LG&E and KU Energy LLC:
2.125% 11/15/15	5,251	5,293
3.75% 11/15/20	1,034	1,085
Nevada Power Co. 6.5% 8/1/18	2,642	3,054
NV Energy, Inc. 6.25% 11/15/20	1,957	2,302
Pennsylvania Electric Co. 6.05% 9/1/17	618	685
Pepco Holdings, Inc. 2.7% 10/1/15	5,263	5,316
Progress Energy, Inc. 4.4% 1/15/21	405	448
TECO Finance, Inc.:
4% 3/15/16	1,828	1,885
5.15% 3/15/20	164	183
West Penn Power Co. 5.95% 12/15/17 (g)	6,500	7,216
		168,229
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (g)	357	385
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	2,473	2,596
Texas Eastern Transmission LP 6% 9/15/17 (g)	1,301	1,435
		4,416
Multi-Utilities - 0.2%
Dominion Resources, Inc.:
2.5566% 9/30/66 (l)	20,448	19,011
7.5% 6/30/66 (l)	5,485	5,676
National Grid PLC 6.3% 8/1/16	973	1,050
NiSource Finance Corp.:
4.45% 12/1/21	2,934	3,184
5.25% 9/15/17	1,414	1,545
5.45% 9/15/20	6,455	7,389
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.: - continued
6.4% 3/15/18	$ 3,029	$ 3,449
6.8% 1/15/19	4,065	4,786
PG&E Corp. 2.4% 3/1/19	931	938
Puget Energy, Inc. 6% 9/1/21	813	966
Wisconsin Energy Corp. 6.25% 5/15/67 (l)	4,882	4,906
		52,900
TOTAL UTILITIES		225,545
TOTAL NONCONVERTIBLE BONDS (Cost $3,630,467)		3,743,623
U.S. Government and Government Agency Obligations - 6.0%

U.S. Treasury Inflation-Protected Obligations - 0.7%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	87,950	89,978
1.375% 2/15/44	98,226	116,745
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		206,723
U.S. Treasury Obligations - 5.3%
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.03% 3/19/15 to 5/21/15 (j)	16,090	16,090
U.S. Treasury Bonds:
2.5% 2/15/45	45,520	44,624
3% 11/15/44 (k)	140,143	152,000
U.S. Treasury Notes:
0.875% 1/15/18	246,638	245,886
1% 2/15/18	857,884	857,806
2% 2/15/25 (e)	142,544	142,555
2.25% 11/15/24	68,687	70,184
TOTAL U.S. TREASURY OBLIGATIONS		1,529,145
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,715,345)		1,735,868
U.S. Government Agency - Mortgage Securities - 1.5%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 1.2%
2.053% 6/1/36 (l)	$ 155	$ 166
2.389% 7/1/37 (l)	293	314
2.5% 9/1/27 to 4/1/43	14,416	14,732
3.5% 1/1/34 to 1/1/44	260,593	274,911
4% 2/1/35 to 5/1/43	78	83
4.5% 12/1/23 to 9/1/42	533	574
5% 9/1/23 to 10/1/41	9,187	10,205
5% 3/1/45 (i)	6,000	6,656
5.5% 9/1/24 to 9/1/41	24,821	27,827
6% 6/1/35 to 8/1/37	5,055	5,797
6.5% 7/1/32 to 8/1/36	1,019	1,191
TOTAL FANNIE MAE		342,456
Freddie Mac - 0.2%
3.136% 10/1/35 (l)	191	204
3.5% 4/1/43 to 2/1/44	23,549	24,789
4% 6/1/24 to 8/1/44	18,050	19,439
4.5% 7/1/25 to 4/1/41	12,711	13,843
5% 3/1/19 to 7/1/41	2,708	2,943
5.5% 1/1/34 to 3/1/40	1,201	1,351
6% 7/1/37 to 8/1/37	329	376
6.5% 3/1/36	771	901
TOTAL FREDDIE MAC		63,846
Ginnie Mae - 0.1%
3% 1/20/45	3,300	3,393
3.5% 7/20/42 to 8/20/43	9,583	10,080
4% 9/20/40 to 12/20/41	9,363	10,014
4.5% 4/20/41	3,308	3,601
5% 5/15/39	1,208	1,358
5.5% 12/15/31 to 1/15/39	2,522	2,880
TOTAL GINNIE MAE		31,326
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $431,207)		437,628
Asset-Backed Securities - 0.3%
	Principal Amount (000s)	Value (000s)
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6383% 4/25/35 (l)	$ 729	$ 632
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1.8183% 3/25/34 (l)	311	305
AmeriCredit Automobile Receivables Trust Series 2013-4:
Class C, 2.72% 9/9/19	1,410	1,433
Class D, 3.31% 10/8/19	880	902
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2183% 12/25/33 (l)	57	52
Series 2004-R2 Class M3, 0.9933% 4/25/34 (l)	99	68
Series 2005-R2 Class M1, 0.621% 4/25/35 (l)	190	189
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9495% 3/25/34 (l)	53	49
Series 2004-W11 Class M2, 1.221% 11/25/34 (l)	616	595
Series 2004-W7 Class M1, 0.9933% 5/25/34 (l)	1,600	1,528
Series 2006-W4 Class A2C, 0.331% 5/25/36 (l)	1,290	447
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 0.9933% 4/25/34 (l)	1,966	1,798
Series 2006-HE2 Class M1, 0.5383% 3/25/36 (l)	26	3
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.311% 12/25/36 (l)	1,978	1,319
CFC LLC Series 2013-1A Class A, 1.65% 7/17/17 (g)	215	216
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.626% 4/25/34 (l)	82	68
Series 2004-4 Class M2, 0.966% 6/25/34 (l)	126	113
Series 2004-7 Class AF5, 5.868% 1/25/35	2,046	2,103
Fannie Mae Series 2004-T5 Class AB3, 0.9831% 5/28/35 (l)	43	40
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3445% 8/25/34 (l)	319	283
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 0.996% 3/25/34 (l)	15	14
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9033% 1/25/35 (l)	1,041	857
Class M4, 1.1883% 1/25/35 (l)	381	251
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6416% 2/25/47 (g)(l)	1,772	1,523
GE Business Loan Trust:
Series 2003-1 Class A, 0.603% 4/15/31 (g)(l)	47	45
Series 2006-2A:
Class A, 0.353% 11/15/34 (g)(l)	883	842
Class B, 0.453% 11/15/34 (g)(l)	319	295
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GE Business Loan Trust: - continued
Series 2006-2A: - continued
Class C, 0.553% 11/15/34 (g)(l)	$ 530	$ 467
Class D, 0.923% 11/15/34 (g)(l)	201	175
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.491% 8/25/33 (l)	285	268
Series 2003-3 Class M1, 1.461% 8/25/33 (l)	537	517
Series 2003-5 Class A2, 0.871% 12/25/33 (l)	36	34
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.361% 1/25/37 (l)	1,642	1,054
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.4683% 7/25/36 (l)	3,067	1,350
Series 2007-CH1 Class AV4, 0.2983% 11/25/36 (l)	788	780
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.5846% 12/27/29 (l)	215	214
Series 2006-A Class 2C, 1.4046% 3/27/42 (l)	2,909	512
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4683% 5/25/37 (l)	443	4
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.921% 7/25/34 (l)	125	91
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.146% 7/25/34 (l)	407	367
Series 2006-FM1 Class A2B, 0.2783% 4/25/37 (l)	549	510
Series 2006-OPT1 Class A1A, 0.691% 6/25/35 (l)	1,959	1,872
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8483% 8/25/34 (l)	63	58
Series 2005-NC1 Class M1, 0.831% 1/25/35 (l)	379	355
Series 2005-NC2 Class B1, 1.926% 3/25/35 (l)	268	6
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.681% 9/25/35 (l)	1,566	1,397
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.0433% 9/25/34 (l)	585	548
Class M4, 2.3433% 9/25/34 (l)	750	453
Series 2005-WCH1 Class M4, 1.001% 1/25/36 (l)	1,620	1,435
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.971% 4/25/33 (l)	6	5
Santander Drive Auto Receivables Trust:
Series 2014-1 Class C, 2.36% 4/15/20	9,000	9,054
Series 2014-2 Class C, 2.33% 11/15/19	6,409	6,418
Series 2014-3:
Class B, 1.45% 5/15/19	22,594	22,488
Class C, 2.13% 8/17/20	22,594	22,519
Series 2014-4 Class C, 2.6% 11/16/20	3,645	3,665
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9633% 3/25/35 (l)	$ 960	$ 871
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.1906% 6/15/33 (l)	863	834
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.896% 9/25/34 (l)	50	43
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0283% 9/25/34 (l)	32	28
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8156% 4/6/42 (g)(l)	2,206	1,169
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0561% 10/25/44 (g)(l)	1,964	1,980
TOTAL ASSET-BACKED SECURITIES (Cost $87,154)		97,511
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.1%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.731% 1/25/35 (l)	1,350	1,312
Citigroup Mortgage Loan Trust sequential payer Series 2012-A Class A, 2.5% 6/25/51 (g)	2,978	2,930
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.5591% 10/25/34 (l)	563	562
Granite Master Issuer PLC floater:
Series 2006-3 Class M2, 0.7335% 12/20/54 (l)	5,460	5,361
Series 2006-4 Class M1, 0.5135% 12/20/54 (l)	1,198	1,166
Series 2007-1:
Class 1M1, 0.4735% 12/20/54 (l)	1,611	1,563
Class 2M1, 0.6735% 12/20/54 (l)	2,067	2,025
Series 2007-2 Class 2C1, 1.033% 12/17/54 (l)	2,864	2,801
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7066% 1/20/44 (l)	472	491
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.4665% 8/25/36 (l)	1,262	1,082
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.381% 5/25/47 (l)	502	470
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.341% 2/25/37 (l)	945	865
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4583% 7/25/35 (l)	1,338	1,262
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5163% 6/10/35 (g)(l)	$ 486	$ 453
Class B6, 3.0163% 6/10/35 (g)(l)	103	96
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2236% 7/20/34 (l)	27	27
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5122% 4/25/33 (l)	164	164
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.371% 9/25/36 (l)	1,952	1,822
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 0.8083% 9/25/43 (l)	2,343	2,238
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $16,844)		26,690
Commercial Mortgage Securities - 2.1%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5642% 2/14/43 (l)(n)	361	6
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.711% 5/10/45 (l)	157	158
Series 2006-3 Class A4, 5.889% 7/10/44	18,976	19,855
Series 2006-5 Class A2, 5.317% 9/10/47	1,758	1,757
Series 2006-6 Class A3, 5.369% 10/10/45	2,628	2,664
Series 2005-3 Class A3B, 5.09% 7/10/43 (l)	4,082	4,101
Series 2006-6 Class E, 5.619% 10/10/45 (g)	759	105
Series 2007-2 Class A4, 5.6281% 4/10/49 (l)	21,679	23,009
Series 2007-3:
Class A3, 5.5907% 6/10/49 (l)	1,561	1,565
Class A4, 5.5907% 6/10/49 (l)	2,739	2,926
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	4,406	4,700
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.446% 12/25/33 (g)(l)	41	37
Series 2005-3A:
Class A2, 0.571% 11/25/35 (g)(l)	360	327
Class M1, 0.611% 11/25/35 (g)(l)	47	41
Class M2, 0.661% 11/25/35 (g)(l)	60	47
Class M3, 0.681% 11/25/35 (g)(l)	54	41
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
Series 2005-3A: - continued
Class M4, 0.771% 11/25/35 (g)(l)	$ 67	$ 50
Series 2005-4A:
Class A2, 0.561% 1/25/36 (g)(l)	925	822
Class B1, 1.571% 1/25/36 (g)(l)	38	18
Class M1, 0.621% 1/25/36 (g)(l)	298	235
Class M2, 0.641% 1/25/36 (g)(l)	90	70
Class M3, 0.671% 1/25/36 (g)(l)	131	98
Class M4, 0.781% 1/25/36 (g)(l)	72	53
Class M5, 0.821% 1/25/36 (g)(l)	72	51
Class M6, 0.871% 1/25/36 (g)(l)	77	51
Series 2006-1:
Class A2, 0.531% 4/25/36 (g)(l)	148	131
Class M1, 0.551% 4/25/36 (g)(l)	53	42
Class M2, 0.571% 4/25/36 (g)(l)	56	44
Class M3, 0.591% 4/25/36 (g)(l)	48	37
Class M4, 0.691% 4/25/36 (g)(l)	27	20
Class M5, 0.731% 4/25/36 (g)(l)	26	18
Class M6, 0.811% 4/25/36 (g)(l)	53	36
Series 2006-2A:
Class M1, 0.481% 7/25/36 (g)(l)	133	102
Class M2, 0.501% 7/25/36 (g)(l)	94	70
Class M3, 0.521% 7/25/36 (g)(l)	78	55
Class M4, 0.591% 7/25/36 (g)(l)	53	35
Class M5, 0.641% 7/25/36 (g)(l)	65	40
Series 2006-3A Class M4, 0.601% 10/25/36 (g)(l)	54	6
Series 2006-4A:
Class A2, 0.441% 12/25/36 (g)(l)	2,813	2,472
Class M1, 0.461% 12/25/36 (g)(l)	187	143
Class M2, 0.481% 12/25/36 (g)(l)	125	81
Class M3, 0.511% 12/25/36 (g)(l)	126	69
Series 2007-1 Class A2, 0.441% 3/25/37 (g)(l)	571	490
Series 2007-2A:
Class A1, 0.441% 7/25/37 (g)(l)	597	503
Class A2, 0.491% 7/25/37 (g)(l)	560	449
Class M1, 0.541% 7/25/37 (g)(l)	196	68
Class M2, 0.581% 7/25/37 (g)(l)	108	21
Class M3, 0.661% 7/25/37 (g)(l)	82	6
Series 2007-3:
Class A2, 0.461% 7/25/37 (g)(l)	591	494
Class M1, 0.481% 7/25/37 (g)(l)	118	91
Class M2, 0.511% 7/25/37 (g)(l)	126	81
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
Series 2007-3: - continued
Class M3, 0.541% 7/25/37 (g)(l)	$ 197	$ 84
Class M4, 0.671% 7/25/37 (g)(l)	310	95
Class M5, 0.771% 7/25/37 (g)(l)	150	25
Series 2007-4A:
Class M1, 1.1183% 9/25/37 (g)(l)	237	45
Class M2, 1.2183% 9/25/37 (g)(l)	68	11
Series 2004-1, Class IO, 1.25% 4/25/34 (g)(n)	1,304	49
Series 2006-3A, Class IO, 0% 10/25/36 (g)(l)(n)	18,436	0
Series 2007-5A, Class IO, 4.186% 10/25/37 (g)(l)(n)	3,717	79
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer:
Series 2007-PW16:
Class A4, 5.7072% 6/11/40 (l)	769	827
Class AAB, 5.7072% 6/11/40 (l)	3,007	3,066
Series 2007-PW18 Class A4, 5.7% 6/11/50	5,820	6,298
Series 2006-T22 Class A4, 5.5714% 4/12/38 (l)	151	155
Series 2007-PW18 Class X2, 0.2845% 6/11/50 (g)(l)(n)	60,489	203
Series 2007-T28 Class X2, 0.1365% 9/11/42 (g)(l)(n)	37,674	51
C-BASS Trust floater Series 2006-SC1 Class A, 0.4383% 5/25/36 (g)(l)	396	376
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class DPA, 3.1665% 12/15/27 (g)(l)	2,953	2,956
Citigroup Commercial Mortgage Trust Series 2007-C6 Class A4, 5.7131% 12/10/49 (l)	4,371	4,731
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4:
Class A3, 5.293% 12/11/49	119	120
Class A4, 5.322% 12/11/49	11,611	12,241
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (l)	1,468	1,427
COMM Mortgage Trust pass-thru certificates floater Series 2005-F10A Class J, 1.023% 4/15/17 (g)(l)	138	138
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	1,319	1,382
Series 2007-C2 Class A2, 5.448% 1/15/49 (l)	25	25
Series 2007-C3 Class A4, 5.6983% 6/15/39 (l)	467	499
Series 2007-C5 Class A4, 5.695% 9/15/40 (l)	1,189	1,280
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.523% 4/15/22 (g)(l)	899	896
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CKN5 Class AX, 0% 9/15/34 (g)(l)(n)	$ 4	$ 0*
Credit Suisse Mortgage Capital Certificates Series 2007-C1 Class B, 5.487% 2/15/40 (g)(l)	2,009	218
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 0.971% 12/5/31 (g)(l)	1,367	1,363
Class A2FL, 0.871% 12/5/31 (g)(l)	1,520	1,515
Class BFL, 1.271% 12/5/31 (g)(l)	5,610	5,598
Class CFL, 1.671% 12/5/31 (g)(l)	3,980	3,969
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/19 (g)	7,930	8,031
Class CFX, 3.3822% 12/15/19 (g)	6,656	6,624
Class DFX, 3.3822% 12/15/19 (g)	5,641	5,511
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	16,649	17,639
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	33,895	35,928
Series 2006-GG7 Class A4, 5.8188% 7/10/38 (l)	8,880	9,228
GS Mortgage Securities Corp. II Series 2006-GG6 Class A4, 5.553% 4/10/38 (l)	4,920	5,018
GS Mortgage Securities Trust sequential payer Series 2006-GG8:
Class A1A, 5.547% 11/10/39	2,416	2,561
Class A4, 5.56% 11/10/39	16,383	17,254
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (g)	1,380	1,401
Class DFX, 4.4065% 11/5/30 (g)	12,899	13,136
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A:
Class E, 0.453% 11/15/18 (g)(l)	151	150
Class F, 0.503% 11/15/18 (g)(l)	383	372
Class G, 0.533% 11/15/18 (g)(l)	332	320
Class H, 0.673% 11/15/18 (g)(l)	255	245
Series 2014-BXH:
Class C, 1.823% 4/15/27 (g)(l)	2,117	2,114
Class D, 2.423% 4/15/27 (g)(l)	4,512	4,497
sequential payer:
Series 2006-CB17 Class A4, 5.429% 12/12/43	8,627	9,060
Series 2006-LDP8:
Class A1A, 5.397% 5/15/45	11,417	11,929
Class A4, 5.399% 5/15/45	757	792
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer: - continued
Series 2006-LDP9 Class A3, 5.336% 5/15/47	$ 11,048	$ 11,669
Series 2007-CB18 Class A4, 5.44% 6/12/47	4,112	4,353
Series 2007-CB19 Class A4, 5.6985% 2/12/49 (l)	4,648	4,988
Series 2007-LD11 Class A4, 5.7953% 6/15/49 (l)	34,884	37,343
Series 2007-LDPX Class A3, 5.42% 1/15/49	17,374	18,466
Series 2006-LDP7 Class A4, 5.8754% 4/15/45 (l)	1,740	1,808
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (l)	78	2
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9055% 7/15/44 (l)	1,054	1,139
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A4, 5.372% 9/15/39	591	622
Series 2006-C7 Class A2, 5.3% 11/15/38	678	686
Series 2007-C1 Class A4, 5.424% 2/15/40	3,942	4,191
Series 2007-C2 Class A3, 5.43% 2/15/40	2,387	2,541
Series 2007-C6 Class A4, 5.858% 7/15/40 (l)	1,523	1,601
Series 2007-C7 Class A3, 5.866% 9/15/45	2,964	3,244
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.4198% 1/12/44 (g)(l)	1,143	1,116
Series 2008-C1 Class A4, 5.69% 2/12/51	2,059	2,238
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (l)	289	294
Series 2007-5:
Class A4, 5.378% 8/12/48	7,858	8,318
Class B, 5.479% 8/12/48	3,942	2,056
Series 2007-6 Class A4, 5.485% 3/12/51 (l)	10,897	11,662
Series 2007-7 Class A4, 5.7473% 6/12/50 (l)	4,599	4,950
Series 2007-6 Class B, 5.635% 3/12/51 (l)	1,314	409
Series 2007-7 Class B, 5.7473% 6/12/50 (l)	114	5
Series 2007-8 Class A3, 5.8862% 8/12/49 (l)	1,133	1,231
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.373% 7/15/19 (g)(l)	393	350
Series 2007-XLFA:
Class C, 0.327% 10/15/20 (g)(l)	5	5
Class D, 0.357% 10/15/20 (g)(l)	732	728
Class E, 0.417% 10/15/20 (g)(l)	916	908
Class F, 0.467% 10/15/20 (g)(l)	550	545
Class G, 0.507% 10/15/20 (g)(l)	680	671
Class H, 0.597% 10/15/20 (g)(l)	428	414
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
Class J, 0.747% 10/15/20 (g)(l)	$ 247	$ 227
sequential payer:
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (l)	114	114
Series 2007-IQ15 Class A4, 5.9083% 6/11/49 (l)	29,603	31,974
Series 2006-IQ11 Class A4, 5.6614% 10/15/42 (l)	322	328
Series 2007-IQ14:
Class A4, 5.692% 4/15/49	10,971	11,757
Class AAB, 5.654% 4/15/49	1,574	1,609
Class B, 5.7403% 4/15/49 (l)	323	28
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (g)	175	58
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class G, 0.533% 9/15/21 (g)(l)	198	195
Class J, 0.773% 9/15/21 (g)(l)	434	412
Series 2007-WHL8:
Class F, 0.653% 6/15/20 (g)(l)	4,581	4,390
Class LXR1, 0.873% 6/15/20 (g)(l)	162	157
sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	19,766	21,049
Series 2007-C31:
Class A4, 5.509% 4/15/47	46,948	49,361
Class A5, 5.5% 4/15/47	5,339	5,749
Series 2007-C32 Class A3, 5.7206% 6/15/49 (l)	4,600	4,922
Series 2007-C33:
Class A4, 5.9428% 2/15/51 (l)	25,167	26,833
Class A5, 5.9428% 2/15/51 (l)	870	948
Series 2005-C19 Class B, 4.892% 5/15/44	1,314	1,323
Series 2005-C22:
Class B, 5.3597% 12/15/44 (l)	2,914	2,885
Class F, 5.3597% 12/15/44 (g)(l)	2,191	553
Series 2006-C23 Class A5, 5.416% 1/15/45 (l)	7,210	7,425
Series 2006-C27 Class A1A, 5.749% 7/15/45 (l)	12,034	12,639
Series 2007-C30:
Class C, 5.483% 12/15/43 (l)	3,942	3,902
Class D, 5.513% 12/15/43 (l)	2,102	1,956
Series 2007-C31 Class C, 5.6742% 4/15/47 (l)	361	355
Series 2007-C31A Class A2, 5.421% 4/15/47	850	849
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $572,239)		590,474
Municipal Securities - 1.4%
	Principal Amount (000s)	Value (000s)
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (l)	$ 2,300	$ 2,317
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	1,255	1,902
7.3% 10/1/39	18,960	28,582
7.5% 4/1/34	8,780	13,317
7.55% 4/1/39	21,130	33,433
7.6% 11/1/40	32,050	51,641
7.625% 3/1/40	2,920	4,618
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	1,360	1,459
Series 2010 C1, 7.781% 1/1/35	13,980	16,940
Series 2012 B, 5.432% 1/1/42	6,845	6,371
6.05% 1/1/29	475	502
6.314% 1/1/44	14,335	14,991
Illinois Fin. Auth. Rev. Series 2013 A, 4.545% 10/1/18	38,500	39,628
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	695	724
5.1% 6/1/33	107,270	108,259
Series 2010-1, 6.63% 2/1/35	17,960	20,238
Series 2010-3:
5.547% 4/1/19	185	201
6.725% 4/1/35	8,580	9,740
7.35% 7/1/35	5,140	6,133
Series 2011:
4.961% 3/1/16	580	601
5.365% 3/1/17	215	231
5.665% 3/1/18	8,435	9,198
5.877% 3/1/19	20,555	22,774
Series 2013:
1.28% 12/1/15	4,975	4,985
4% 12/1/20	7,040	7,228
TOTAL MUNICIPAL SECURITIES (Cost $378,773)		406,013
Foreign Government and Government Agency Obligations - 0.1%

Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (g)	6,350	6,390
Foreign Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Banco Nacional de Desenvolvimento Economico e Social: - continued
6.369% 6/16/18 (g)	$ 12,537	$ 13,402
Italian Republic 5.375% 6/12/17	4,630	5,046
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $24,970)		24,838
Bank Notes - 0.0%

Discover Bank (Delaware) 3.2% 8/9/21 (Cost $9,750)	9,774	9,984
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (h)(l) (Cost $1,362)	1,204	1,272
Fixed-Income Funds - 6.6%
	Shares
Fidelity High Income Central Fund 2 (m)	6,276,777	723,398
Fidelity Mortgage Backed Securities Central Fund (m)	10,671,433	1,172,150
TOTAL FIXED-INCOME FUNDS (Cost $1,745,037)		1,895,548
Money Market Funds - 2.4%

Fidelity Cash Central Fund, 0.13% (b)	613,924,877	613,925
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(d)	88,098,530	88,099
TOTAL MONEY MARKET FUNDS (Cost $702,024)		702,024
Cash Equivalents - 0.2%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.07%, dated 2/27/15 due 3/2/15 (Collateralized by U.S. Government Obligations) # (c) (Cost $50,940)	$ 50,940	$ 50,940
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $23,926,715)		29,045,575
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(209,186)
NET ASSETS - 100%		$ 28,836,389
TBA Sale Commitments
	Principal Amount (000s)
Ginnie Mae
4% 3/1/45 (Proceeds $4,566)	$ (4,300)	(4,573)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
2,355 CME E-mini S&P 500 Index Contracts (United States)	March 2015	$ 247,605	$ 10,072

The face value of futures purchased as a percentage of net assets is 0.9%
Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2) (000s)	Value (000s)(1)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sell Protection
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Bank of America	4.25%	$ 116	$ (114)	$ 0	$ (114)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $502,235,000 or 1.7% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $11,409,000.
(k) Security or a portion of the security has been segregated as collateral for open over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $130,000.
(l) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(m) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(n) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(o) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(p) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $22,795,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Legend Pictures LLC	9/23/10	$ 6,428
MongoDB, Inc. Series F, 8.00%	10/2/13	$ 4,704
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$50,940,000 due 3/02/15 at 0.07%
Commerz Markets LLC	$ 50,940
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 362
Fidelity High Income Central Fund 2	20,678
Fidelity Mortgage Backed Securities Central Fund	12,284
Fidelity Securities Lending Cash Central Fund	1,407
Total	$ 34,731
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$ 721,797	$ 21,024	$ -	$ 723,398	88.9
Fidelity Mortgage Backed Securities Central Fund	931,563	247,047	19,906	1,172,150	27.0
Total	$ 1,653,360	$ 268,071	$ 19,906	$ 1,895,548
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Independence Contract Drilling, Inc.	$ 14,109	$ 68	$ -	$ -	$ 7,054
Other Information

The following is a summary of the inputs used, as of February 28, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,719,233	$ 2,698,969	$ -	$ 20,264
Consumer Staples	1,830,695	1,782,027	48,668	-
Energy	1,596,845	1,568,509	28,336	-
Financials	3,081,512	3,081,512	-	-
Health Care	2,906,164	2,805,086	101,078	-
Industrials	1,820,626	1,820,626	-	-
Information Technology	3,631,130	3,628,599	-	2,531
Materials	835,827	835,827	-	-
Telecommunication Services	356,058	356,058	-	-
Utilities	545,072	545,072	-	-
Corporate Bonds	3,743,623	-	3,743,623	-
U.S. Government and Government Agency Obligations	1,735,868	-	1,735,868	-
U.S. Government Agency - Mortgage Securities	437,628	-	437,628	-
Asset-Backed Securities	97,511	-	96,336	1,175
Collateralized Mortgage Obligations	26,690	-	26,690	-
Commercial Mortgage Securities	590,474	-	589,281	1,193
Municipal Securities	406,013	-	406,013	-
Foreign Government and Government Agency Obligations	24,838	-	24,838	-
Bank Notes	9,984	-	9,984	-
Preferred Securities	1,272	-	1,272	-
Fixed-Income Funds	1,895,548	1,895,548	-	-
Money Market Funds	702,024	702,024	-	-
Cash Equivalents	50,940	-	50,940	-
Total Investments in Securities:	$ 29,045,575	$ 21,719,857	$ 7,300,555	$ 25,163
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Derivative Instruments:
Assets
Futures Contracts	$ 10,072	$ 10,072	$ -	$ -
Liabilities
Swaps	$ (114)	$ -	$ (114)	$ -
Total Derivative Instruments:	$ 9,958	$ 10,072	$ (114)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (4,573)	$ -	$ (4,573)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 10,072	$ -
Credit Risk
Swaps (b)	-	(114)
Total Value of Derivatives	$ 10,072	$ (114)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

(b) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	11.8%
AAA,AA,A	5.0%
BBB	9.9%
BB	2.7%
B	1.5%
CCC,CC,C	0.3%
Not Rated	0.0%*
Equities	67.0%
Short-Term Investments and Net Other Assets	1.8%
100.0%
* Amount represents less than 0.1%.

We have used ratings from Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used S&P ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	88.7%
United Kingdom	2.2%
Ireland	2.1%
Cayman Islands	1.1%
Netherlands	1.1%
Bermuda	1.0%
Others (Individually Less Than 1%)	3.8%
100.0%
The information in the above tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $83,959 and repurchase agreements of $50,940) - See accompanying schedule: Unaffiliated issuers (cost $21,466,091)	$ 26,440,949
Fidelity Central Funds (cost $2,447,061)	2,597,572
Other affiliated issuers (cost $13,563)	7,054
Total Investments (cost $23,926,715)		$ 29,045,575
Foreign currency held at value (cost $299)		299
Receivable for investments sold		244,639
Receivable for TBA sale commitments		4,566
Receivable for fund shares sold		28,085
Dividends receivable		18,146
Interest receivable		51,579
Distributions receivable from Fidelity Central Funds		5,849
Prepaid expenses		38
Other receivables		1,077
Total assets		29,399,853

Liabilities
Payable to custodian bank	$ 1,787
Payable for investments purchased Regular delivery	381,150
Delayed delivery	6,644
TBA sale commitments, at value	4,573
Payable for fund shares redeemed	15,874
Distributions payable	3
Bi-lateral OTC swaps, at value	114
Accrued management fee	9,449
Payable for daily variation margin for derivative instruments	836
Other affiliated payables	2,888
Other payables and accrued expenses	1,107
Collateral on securities loaned, at value	139,039
Total liabilities		563,464

Net Assets		$ 28,836,389
Net Assets consist of:
Paid in capital		$ 23,151,126
Undistributed net investment income		105,123
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		451,418
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		5,128,722
Net Assets		$ 28,836,389

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2015 (Unaudited)

Balanced: Net Asset Value, offering price and redemption price per share ($20,777,375 ÷ 888,298 shares)	$ 23.39

Class K: Net Asset Value, offering price and redemption price per share ($8,059,014 ÷ 344,549 shares)	$ 23.39

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended February 28, 2015 (Unaudited)

Investment Income
Dividends		$ 148,370
Interest		106,541
Income from Fidelity Central Funds		34,731
Total income		289,642

Expenses
Management fee	$ 54,661
Transfer agent fees	15,982
Accounting and security lending fees	1,126
Custodian fees and expenses	270
Independent trustees' compensation	54
Registration fees	218
Audit	82
Legal	74
Miscellaneous	113
Total expenses before reductions	72,580
Expense reductions	(349)	72,231
Net investment income (loss)		217,411
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,159,813
Fidelity Central Funds	140
Foreign currency transactions	(542)
Futures contracts	12,037
Swaps	4,417
Total net realized gain (loss)		1,175,865
Change in net unrealized appreciation (depreciation) on: Investment securities	(71,046)
Assets and liabilities in foreign currencies	4
Futures contracts	3,135
Swaps	3
Delayed delivery commitments	81
Total change in net unrealized appreciation (depreciation)		(67,823)
Net gain (loss)		1,108,042
Net increase (decrease) in net assets resulting from operations		$ 1,325,453

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 217,411	$ 419,526
Net realized gain (loss)	1,175,865	1,969,136
Change in net unrealized appreciation (depreciation)	(67,823)	1,997,259
Net increase (decrease) in net assets resulting from operations	1,325,453	4,385,921
Distributions to shareholders from net investment income	(203,581)	(412,435)
Distributions to shareholders from net realized gain	(2,093,189)	(1,179,420)
Total distributions	(2,296,770)	(1,591,855)
Share transactions - net increase (decrease)	2,861,404	1,479,644
Total increase (decrease) in net assets	1,890,087	4,273,710

Net Assets
Beginning of period	26,946,302	22,672,592
End of period (including undistributed net investment income of $105,123 and undistributed net investment income of $91,293, respectively)	$ 28,836,389	$ 26,946,302

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Balanced

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 24.40	$ 21.85	$ 19.95	$ 18.17	$ 16.27	$ 15.40
Income from Investment Operations
Net investment income (loss) D	.18	.38	.36	.37	.35	.36
Net realized and unrealized gain (loss)	.85	3.68	1.88	1.76	1.91	.88
Total from investment operations	1.03	4.06	2.24	2.13	2.26	1.24
Distributions from net investment income	(.18)	(.38)	(.34)	(.35)	(.35)	(.36)
Distributions from net realized gain	(1.86)	(1.13)	-	-	(.01)	(.01)
Total distributions	(2.04)	(1.51)	(.34)	(.35)	(.36)	(.37)
Net asset value, end of period	$ 23.39	$ 24.40	$ 21.85	$ 19.95	$ 18.17	$ 16.27
Total ReturnB, C	4.85%	19.46%	11.32%	11.89%	13.88%	8.06%
Ratios to Average Net Assets E, G
Expenses before reductions	.56%A	.56%	.58%	.60%	.61%	.62%
Expenses net of fee waivers, if any	.56%A	.56%	.58%	.60%	.61%	.62%
Expenses net of all reductions	.56%A	.56%	.57%	.59%	.60%	.61%
Net investment income (loss)	1.57% A	1.65%	1.72%	1.98%	1.92%	2.18%
Supplemental Data
Net assets, end of period (in millions)	$ 20,777	$ 19,574	$ 16,342	$ 15,016	$ 15,602	$ 16,764
Portfolio turnover rate F	131% A	176%	244% H	155%	193% H	122%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended (Unaudited)	Years ended August 31,
February 28,	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 24.40	$ 21.85	$ 19.95	$ 18.17	$ 16.27	$ 15.40
Income from Investment Operations
Net investment income (loss) D	.19	.40	.39	.40	.38	.38
Net realized and unrealized gain (loss)	.85	3.69	1.87	1.76	1.90	.88
Total from investment operations	1.04	4.09	2.26	2.16	2.28	1.26
Distributions from net investment income	(.19)	(.40)	(.36)	(.38)	(.38)	(.38)
Distributions from net realized gain	(1.86)	(1.13)	-	-	(.01)	(.01)
Total distributions	(2.05)	(1.54) I	(.36)	(.38) H	(.38)	(.39)
Net asset value, end of period	$ 23.39	$ 24.40	$ 21.85	$ 19.95	$ 18.17	$ 16.27
Total ReturnB, C	4.90%	19.59%	11.45%	12.03%	14.04%	8.23%
Ratios to Average Net Assets E, G
Expenses before reductions	.46%A	.46%	.47%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.46%A	.46%	.47%	.48%	.48%	.48%
Expenses net of all reductions	.46%A	.46%	.46%	.47%	.47%	.47%
Net investment income (loss)	1.66% A	1.75%	1.83%	2.10%	2.05%	2.32%
Supplemental Data
Net assets, end of period (in millions)	$ 8,059	$ 7,372	$ 6,330	$ 5,603	$ 4,102	$ 2,692
Portfolio turnover rate F	131% A	176%	244% J	155%	193% J	122%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.38 per share is comprised of distributions from net investment income of $.376 and distributions from net realized gain of $.008 per share.

I Total distributions of $1.54 per share is comprised of distributions from net investment income of $.401 and distributions from net realized gain of $1.134 per share.

J The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Balanced Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Balanced and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity High Income Central Fund 2	FMR Co., Inc. (FMRC)

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	Less than .01%

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Swap agreements	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its

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3. Significant Accounting Policies - continued

Investment Valuation - continued

investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

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3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swap agreements, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 5,480,967
Gross unrealized depreciation	(376,582)
Net unrealized appreciation (depreciation) on securities	$ 5,104,385

Tax cost	$ 23,941,190

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3. Significant Accounting Policies - continued

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at

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4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$ (2)	$ 3
Equity Risk
Futures Contracts	8,049	2,996
Interest Rate Risk
Futures Contracts	3,988	139
Swaps	4,419	-
Total Interest Rate Risk	8,407	139
Totals (a)	$ 16,454	$ 3,138

(a) A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments

Semiannual Report

4. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market, bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Swaps - continued

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For

Semiannual Report

4. Derivative Instruments - continued

Credit Default Swaps - continued

credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $8,848,846 and $8,478,643, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .40% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Balanced. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Balanced	$ 14,203.14
Class K	1,779.05
	$ 15,982

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $103 for the period.

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $18 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $6,870. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Total security lending income during the period, presented in the Statement of Operations as a component of interest income, amounted to $626. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $1,407 (including $279 from securities loaned to FCM).

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $342 for the period. In addition, through arrangements with the Fund's custodian,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

9. Expense Reductions - continued

credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Balanced expenses during the period in the amount of $5.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2015	Year ended August 31, 2014
From net investment income
Balanced	$ 144,886	$ 293,979
Class K	58,695	118,456
Total	$ 203,581	$ 412,435
From net realized gain
Balanced	$ 1,516,480	$ 854,324
Class K	576,709	325,096
Total	$ 2,093,189	$ 1,179,420

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended February 28, 2015	Year ended August 31, 2014	Six months ended February 28, 2015	Year ended August 31, 2014
Balanced
Shares sold	90,661	131,812	$ 2,088,615	$ 3,033,218
Reinvestment of distributions	71,996	49,953	1,591,347	1,102,403
Shares redeemed	(76,601)	(127,309)	(1,766,588)	(2,927,201)
Net increase (decrease)	86,056	54,456	$ 1,913,374	$ 1,208,420
Class K
Shares sold	41,912	59,821	$ 968,860	$ 1,378,995
Reinvestment of distributions	28,746	20,098	635,404	443,552
Shares redeemed	(28,242)	(67,456)	(656,234)	(1,551,323)
Net increase (decrease)	42,416	12,463	$ 948,030	$ 271,224

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments
Money Management, Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

BAL-K-USAN-0415
1.863053.106

Fidelity®

Puritan®

Fund

Semiannual Report

February 28, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2014 to February 28, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During Period* September 1, 2014 to February 28, 2015
Puritan	.56%
Actual		$ 1,000.00	$ 1,048.20	$ 2.84
HypotheticalA		$ 1,000.00	$ 1,022.02	$ 2.81
Class K	.46%
Actual		$ 1,000.00	$ 1,048.70	$ 2.34
HypotheticalA		$ 1,000.00	$ 1,022.51	$ 2.31

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .01%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Top Five Stocks as of February 28, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.2	2.7
Actavis PLC	1.3	1.0
Bank of America Corp.	1.2	1.5
Comcast Corp. Class A (special) (non-vtg.)	1.2	1.1
Facebook, Inc. Class A	1.1	1.1
	8.0
Top Five Bond Issuers as of February 28, 2015
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	4.8	2.9
Fannie Mae	3.0	4.3
Freddie Mac	1.0	0.9
Ginnie Mae	1.0	1.0
Citigroup, Inc.	0.8	0.8
	10.6
Top Five Market Sectors as of February 28, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	17.7	16.4
Information Technology	15.5	14.5
Health Care	13.6	12.7
Consumer Discretionary	12.0	10.4
Consumer Staples	6.4	5.7
Asset Allocation (% of fund's net assets)
As of February 28, 2015*		As of August 31, 2014**
	Stocks 65.8%		Stocks 69.4%
	Bonds 28.7%		Bonds 26.5%
	Convertible Securities 0.8%		Convertible Securities 0.6%
	Other Investments 0.8%		Other Investments 0.6%
	Short-Term Investments and Net Other Assets (Liabilities) 3.9%		Short-Term Investments and Net Other Assets (Liabilities) 2.9%
* Foreign investments	12.6%	** Foreign investments	11.8%

Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in underlying non-money market Fidelity Central Funds, is available at fidelity.com.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Semiannual Report

Investments February 28, 2015

Showing Percentage of Net Assets

Common Stocks - 65.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.8%
Auto Components - 0.2%
Delphi Automotive PLC	18,393	$ 1,450
Johnson Controls, Inc.	1,000,800	50,851
		52,301
Automobiles - 0.4%
Ford Motor Co.	3,107,500	50,777
General Motors Co.	945,514	35,277
General Motors Co.:
warrants 7/10/16 (a)	8,394	230
warrants 7/10/19 (a)	8,394	162
Tesla Motors, Inc. (a)	40,500	8,235
		94,681
Diversified Consumer Services - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (a)(n)	1,945	3
Hotels, Restaurants & Leisure - 1.7%
ARAMARK Holdings Corp.	150,000	4,748
Domino's Pizza, Inc.	597,400	60,654
Dunkin' Brands Group, Inc.	139,600	6,542
Extended Stay America, Inc. unit	150,000	2,895
Shake Shack, Inc. Class A	8,900	384
Starbucks Corp.	2,027,600	189,550
Station Holdco LLC (a)(l)(n)	1,194,419	3,344
Station Holdco LLC (a)(m)(n)	9,088	25
Station Holdco LLC:
unit (a)(m)(n)	2,660	1
warrants 6/15/18 (a)(l)(n)	75,658	30
Vail Resorts, Inc.	1,200,427	105,409
Wyndham Worldwide Corp.	815,400	74,593
		448,175
Household Durables - 0.3%
Lennar Corp. Class A	138,900	6,974
PulteGroup, Inc.	3,354,000	75,666
		82,640
Internet & Catalog Retail - 0.6%
Amazon.com, Inc. (a)	210,600	80,062
Netflix, Inc. (a)	23,900	11,350
Priceline Group, Inc. (a)	25,800	31,927
Spotify Technology SA (a)(n)	15,765	25,653
Wayfair LLC Class B	266,909	5,609
		154,601
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - 3.4%
Charter Communications, Inc. Class A (a)	225,900	$ 40,798
Comcast Corp. Class A (special) (non-vtg.)	5,146,600	303,366
Cumulus Media, Inc. Class A (a)	398,000	1,588
DIRECTV (a)	238,100	21,096
Legend Pictures LLC (a)(l)(n)	49,141	116,181
Lions Gate Entertainment Corp. (e)	1,470,900	47,937
Live Nation Entertainment, Inc. (a)	1,624,600	41,574
Publicis Groupe SA	54,472	4,442
The Walt Disney Co.	284,190	29,578
Time Warner Cable, Inc.	786,600	121,176
Time Warner, Inc.	1,026,300	84,013
Tribune Media Co. Class A (a)	13,773	909
Tribune Publishing Co.	3,443	74
Twenty-First Century Fox, Inc. Class A	889,900	31,147
Vertis Holdings, Inc. (a)	1,934	0
Vice Holding, Inc. (n)	2,172	32,899
		876,778
Multiline Retail - 0.1%
Family Dollar Stores, Inc.	375,300	29,551
Specialty Retail - 1.6%
Home Depot, Inc.	2,362,200	271,062
L Brands, Inc.	674,000	61,914
TJX Companies, Inc.	947,200	65,016
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	219,600	30,911
		428,903
Textiles, Apparel & Luxury Goods - 1.5%
Brunello Cucinelli SpA	1,331,100	27,661
Burberry Group PLC	1,895,100	54,770
lululemon athletica, Inc. (a)	527,400	36,095
Luxottica Group SpA	81,800	5,047
LVMH Moet Hennessy - Louis Vuitton SA	263,842	48,392
Michael Kors Holdings Ltd. (a)	129,061	8,700
NIKE, Inc. Class B	1,682,800	163,434
Ralph Lauren Corp.	111,600	15,335
Tory Burch LLC (a)(l)(n)	324,840	24,178
		383,612
TOTAL CONSUMER DISCRETIONARY		2,551,245
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 5.9%
Beverages - 1.3%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	928,200	$ 106,483
Molson Coors Brewing Co. Class B	403,700	30,637
Monster Beverage Corp. (a)	836,400	118,033
The Coca-Cola Co.	1,736,700	75,199
		330,352
Food & Staples Retailing - 2.0%
Costco Wholesale Corp.	578,500	85,016
CVS Health Corp.	1,816,200	188,649
Kroger Co.	1,528,700	108,767
Sprouts Farmers Market LLC (a)	1,249,000	45,976
Wal-Mart Stores, Inc.	1,044,200	87,640
		516,048
Food Products - 1.3%
Bunge Ltd.	722,300	59,070
Diamond Foods, Inc. (a)	104,065	2,805
Keurig Green Mountain, Inc.	573,900	73,218
Mead Johnson Nutrition Co. Class A	1,232,600	129,127
Mondelez International, Inc.	790,700	29,205
The Hershey Co.	135,900	14,104
WhiteWave Foods Co. (a)	771,000	31,572
		339,101
Household Products - 0.5%
Procter & Gamble Co.	1,493,000	127,099
Personal Products - 0.5%
Estee Lauder Companies, Inc. Class A	1,409,900	116,556
L'Oreal SA	10,600	1,925
		118,481
Tobacco - 0.3%
Lorillard, Inc.	1,347,000	92,162
TOTAL CONSUMER STAPLES		1,523,243
ENERGY - 3.2%
Energy Equipment & Services - 0.4%
Aspen Aerogels, Inc. (a)(f)	2,373,128	18,819
Baker Hughes, Inc.	481,100	30,074
Cameron International Corp. (a)	389,500	18,338
Schlumberger Ltd.	484,100	40,742
		107,973
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 2.8%
Anadarko Petroleum Corp.	857,600	$ 72,236
Cabot Oil & Gas Corp.	2,122,500	61,553
Chevron Corp.	864,700	92,246
Cimarex Energy Co.	179,500	19,688
EOG Resources, Inc.	155,700	13,969
EP Energy Corp. (a)	110,000	1,238
EQT Corp.	217,900	17,391
Golar LNG Ltd.	545,000	16,906
Imperial Oil Ltd.	666,100	25,704
Kinder Morgan, Inc.	1,736,000	71,193
Marathon Petroleum Corp.	372,800	39,144
MPLX LP	464,900	38,215
Noble Energy, Inc.	724,499	34,218
Phillips 66 Co.	767,500	60,218
Phillips 66 Partners LP	398,900	28,398
Pioneer Natural Resources Co.	138,700	21,155
Suncor Energy, Inc.	2,020,400	60,656
The Williams Companies, Inc.	1,049,600	51,472
Valero Energy Corp.	35,800	2,209
Valero Energy Partners LP	50,000	2,665
		730,474
TOTAL ENERGY		838,447
FINANCIALS - 10.3%
Banks - 5.3%
Bank of America Corp.	20,384,600	322,281
Citigroup, Inc.	3,929,140	205,966
First Republic Bank	50,000	2,850
JPMorgan Chase & Co.	4,548,623	278,740
M&T Bank Corp.	457,400	55,345
Prosperity Bancshares, Inc.	797,927	41,277
SunTrust Banks, Inc.	2,158,500	88,499
TCF Financial Corp.	258,400	4,054
U.S. Bancorp	3,095,400	138,086
Wells Fargo & Co.	4,647,540	254,639
		1,391,737
Capital Markets - 1.4%
BlackRock, Inc. Class A	251,500	93,412
Carlyle Group LP	20,040	518
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
E*TRADE Financial Corp. (a)	2,255,500	$ 58,722
Invesco Ltd.	1,603,600	64,577
Morgan Stanley	1,278,300	45,750
Motors Liquidation Co. GUC Trust (a)	28,150	488
The Blackstone Group LP	2,420,200	90,661
		354,128
Consumer Finance - 0.5%
Capital One Financial Corp.	1,371,600	107,959
Navient Corp.	1,315,700	28,156
		136,115
Diversified Financial Services - 1.2%
Berkshire Hathaway, Inc. Class B (a)	1,385,900	204,296
McGraw Hill Financial, Inc.	796,900	82,160
Moody's Corp.	158,600	15,375
		301,831
Insurance - 1.3%
ACE Ltd.	1,130,600	128,900
MetLife, Inc.	1,852,600	94,168
The Chubb Corp.	477,400	47,955
The Travelers Companies, Inc.	571,000	61,348
		332,371
Real Estate Investment Trusts - 0.5%
American Tower Corp.	1,341,000	132,947
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	961,800	32,951
Realogy Holdings Corp. (a)	48,000	2,208
		35,159
TOTAL FINANCIALS		2,684,288
HEALTH CARE - 12.6%
Biotechnology - 4.0%
ACADIA Pharmaceuticals, Inc. (a)(e)	2,068,004	78,522
Acceleron Pharma, Inc. (a)	130,400	5,298
Alexion Pharmaceuticals, Inc. (a)	701,600	126,548
Amgen, Inc.	1,886,800	297,586
Asterias Biotherapeutics, Inc. (a)(e)	130,874	521
Biogen Idec, Inc. (a)	422,000	172,847
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Celgene Corp. (a)	711,400	$ 86,456
Dicerna Pharmaceuticals, Inc. (e)	384,600	9,396
Genmab A/S (a)	466,200	34,467
Geron Corp. (a)(e)	3,139,900	9,482
Gilead Sciences, Inc. (a)	511,600	52,966
Grifols SA ADR	45,780	1,500
Macrogenics, Inc. (a)	226,200	7,820
Neurocrine Biosciences, Inc. (a)	918,100	35,852
Puma Biotechnology, Inc. (a)	238,600	50,824
Spark Therapeutics, Inc.	23,700	1,365
Vertex Pharmaceuticals, Inc. (a)	529,700	63,262
XOMA Corp. (a)(e)	1,530,200	5,646
		1,040,358
Health Care Equipment & Supplies - 2.0%
Boston Scientific Corp. (a)	8,402,200	141,997
Corindus Vascular Robotics, Inc. (n)	5,000,000	21,000
Medtronic PLC	3,784,486	293,638
Zimmer Holdings, Inc.	564,000	67,900
		524,535
Health Care Providers & Services - 1.3%
Cigna Corp.	566,400	68,891
Legend Acquisition, Inc.	2,509	38
Legend Acquisition, Inc.:
Class A warrants	17,259	0
Class B warrants	22,759	0
McKesson Corp.	877,800	200,753
UnitedHealth Group, Inc.	501,700	57,008
		326,690
Health Care Technology - 0.1%
CareView Communications, Inc. (a)(e)(f)	10,425,300	5,421
Castlight Health, Inc. Class B (a)(e)	335,200	2,444
Cerner Corp. (a)	293,000	21,114
		28,979
Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	1,275,455	53,837
Illumina, Inc. (a)	141,262	27,611
		81,448
Pharmaceuticals - 4.9%
AbbVie, Inc.	292,900	17,720
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Actavis PLC (a)	1,174,556	$ 342,219
Akorn, Inc. (a)(e)	640,700	34,476
Allergan, Inc.	810,300	188,589
Bristol-Myers Squibb Co.	1,746,500	106,397
Jazz Pharmaceuticals PLC (a)	114,600	19,492
Johnson & Johnson	1,641,300	168,250
Mallinckrodt PLC (a)	826,800	96,504
Merck & Co., Inc.	1,267,300	74,188
Pfizer, Inc.	89,200	3,061
Prestige Brands Holdings, Inc. (a)	581,402	22,407
Shire PLC sponsored ADR	525,800	127,196
Teva Pharmaceutical Industries Ltd. sponsored ADR	760,800	43,381
TherapeuticsMD, Inc. (a)	5,996,914	30,404
		1,274,284
TOTAL HEALTH CARE		3,276,294
INDUSTRIALS - 4.7%
Aerospace & Defense - 1.7%
General Dynamics Corp.	717,100	99,519
Honeywell International, Inc.	1,165,300	119,770
Meggitt PLC	2,614,700	22,000
The Boeing Co.	706,400	106,560
United Technologies Corp.	674,679	82,250
		430,099
Air Freight & Logistics - 0.7%
FedEx Corp.	965,900	170,945
Airlines - 0.1%
American Airlines Group, Inc.	630,960	30,223
United Continental Holdings, Inc. (a)	75,000	4,889
		35,112
Building Products - 0.0%
Masonite International Corp. (a)	5,358	329
Masonite International Corp. warrants 6/9/16 (a)	19,485	273
		602
Commercial Services & Supplies - 0.0%
WP Rocket Holdings, Inc. (a)(n)	5,819,318	291
Electrical Equipment - 0.0%
SolarCity Corp. (a)(e)	89,800	4,612
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 0.6%
3M Co.	550,400	$ 92,825
Danaher Corp.	583,900	50,963
General Electric Co.	127,600	3,316
		147,104
Machinery - 0.7%
Deere & Co.	786,200	71,230
Ingersoll-Rand PLC	531,400	35,705
Manitowoc Co., Inc.	1,448,400	32,053
Pall Corp.	482,400	48,631
		187,619
Road & Rail - 0.9%
CSX Corp.	949,600	32,581
J.B. Hunt Transport Services, Inc.	62,700	5,361
Union Pacific Corp.	1,527,912	183,747
		221,689
Trading Companies & Distributors - 0.0%
Samsung C&T Corp.	143,429	7,894
United Rentals, Inc. (a)	22,500	2,094
		9,988
TOTAL INDUSTRIALS		1,208,061
INFORMATION TECHNOLOGY - 14.9%
Communications Equipment - 0.5%
Cisco Systems, Inc.	2,873,700	84,803
QUALCOMM, Inc.	681,600	49,423
		134,226
Electronic Equipment & Components - 0.5%
Amphenol Corp. Class A	1,071,600	60,503
Arrow Electronics, Inc. (a)	88,800	5,502
CDW Corp.	100,000	3,763
E Ink Holdings, Inc. GDR (a)(g)	140,100	615
Keysight Technologies, Inc. (a)	637,727	23,940
TE Connectivity Ltd.	551,400	39,772
		134,095
Internet Software & Services - 2.9%
58.com, Inc. ADR (a)	47,700	1,988
Alibaba Group Holding Ltd. sponsored ADR	840,200	71,518
Facebook, Inc. Class A (a)	3,799,060	300,012
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Google, Inc. Class C (a)	486,200	$ 271,494
LendingClub Corp. (e)	810,600	16,512
LinkedIn Corp. (a)	55,600	14,856
Mail.Ru Group Ltd.:
GDR (a)(g)	77,400	1,470
GDR (Reg. S) (a)	5,300	101
NAVER Corp.	44	26
Pandora Media, Inc. (a)(e)	23,894	354
Tencent Holdings Ltd.	28,500	497
Viggle, Inc. (g)	56,268	95
Yahoo!, Inc. (a)	1,529,600	67,731
		746,654
IT Services - 2.1%
Cognizant Technology Solutions Corp. Class A (a)	2,573,800	160,824
MasterCard, Inc. Class A	1,200,500	108,201
VeriFone Systems, Inc. (a)	860,700	30,288
Visa, Inc. Class A	915,700	248,439
		547,752
Semiconductors & Semiconductor Equipment - 1.7%
Altera Corp.	474,200	17,550
Applied Materials, Inc.	1,279,300	32,046
Broadcom Corp. Class A	1,858,000	84,037
Cree, Inc. (a)	592,700	23,269
Freescale Semiconductor, Inc. (a)	1,784,800	64,449
Intel Corp.	1,213,500	40,349
KLA-Tencor Corp.	408,900	26,560
Lam Research Corp.	278,300	22,949
M/A-COM Technology Solutions Holdings, Inc. (a)	292,000	9,846
NXP Semiconductors NV (a)	1,515,400	128,650
Spansion, Inc. Class A (a)	657	24
		449,729
Software - 3.3%
Activision Blizzard, Inc.	1,712,100	39,926
Adobe Systems, Inc. (a)	1,335,600	105,646
Autodesk, Inc. (a)	908,600	58,368
Microsoft Corp.	4,593,800	201,438
Mobileye NV (a)	1,859,840	65,987
Oracle Corp.	5,658,400	247,951
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Red Hat, Inc. (a)	798,000	$ 55,158
salesforce.com, Inc. (a)	1,078,200	74,806
		849,280
Technology Hardware, Storage & Peripherals - 3.9%
Apple, Inc.	6,405,000	822,759
EMC Corp.	1,548,700	44,819
Hewlett-Packard Co.	2,097,200	73,066
Samsung Electronics Co. Ltd.	56,116	69,157
		1,009,801
TOTAL INFORMATION TECHNOLOGY		3,871,537
MATERIALS - 2.2%
Chemicals - 2.1%
Air Products & Chemicals, Inc.	164,500	25,685
Ashland, Inc.	24	3
Celanese Corp. Class A	2,667	152
CF Industries Holdings, Inc.	244,106	74,753
E.I. du Pont de Nemours & Co.	1,975,975	153,830
Ecolab, Inc.	432,400	49,959
Ferro Corp. (a)	3,408,200	43,455
Huntsman Corp.	1,559	35
Intrepid Potash, Inc. (a)(e)	1,669,800	23,578
LyondellBasell Industries NV Class A	49,998	4,295
Methanex Corp.	539,800	29,358
Monsanto Co.	508,800	61,275
Potash Corp. of Saskatchewan, Inc. (e)	1,282,400	46,009
Trinseo SA	99,300	1,801
W.R. Grace & Co. (a)	38,200	3,788
Wacker Chemie AG (e)	228,300	25,982
Westlake Chemical Partners LP	40,900	1,092
		545,050
Metals & Mining - 0.1%
Alcoa, Inc.	768,200	11,362
AngloGold Ashanti Ltd. sponsored ADR (a)	57,230	645
United States Steel Corp. (e)	197,000	4,718
		16,725
TOTAL MATERIALS		561,775
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
Broadview Networks Holdings, Inc. (a)	123,987	$ 223
Iliad SA	106,588	27,678
Verizon Communications, Inc.	1,910,348	94,467
		122,368
Wireless Telecommunication Services - 0.0%
SoftBank Corp.	231,800	14,316
TOTAL TELECOMMUNICATION SERVICES		136,684
UTILITIES - 1.6%
Electric Utilities - 1.0%
Edison International	1,504,007	96,632
NextEra Energy, Inc.	1,041,900	107,795
PPL Corp.	1,863,900	63,559
		267,986
Independent Power and Renewable Electricity Producers - 0.3%
Dynegy, Inc. (a)	1,371,900	38,235
NextEra Energy Partners LP	846,600	33,398
		71,633
Multi-Utilities - 0.3%
NiSource, Inc.	1,314,600	56,409
Sempra Energy	184,400	19,952
		76,361
TOTAL UTILITIES		415,980
TOTAL COMMON STOCKS (Cost $11,905,474)		17,067,554
Preferred Stocks - 0.9%

Convertible Preferred Stocks - 0.8%
CONSUMER DISCRETIONARY - 0.5%
Household Durables - 0.0%
Blu Homes, Inc. Series A, 5.00% (a)(n)	1,082,251	8,701
Roku, Inc. Series F, 8.00% (a)(n)	5,520,836	6,791
		15,492
Media - 0.4%
Vice Holding, Inc. Series A (n)	6,701	101,500
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.1%
Moda Operandi, Inc. Series E (n)	508,444	$ 20,000
TOTAL CONSUMER DISCRETIONARY		136,992
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Southwestern Energy Co. Series B 6.25% (a)	27,400	1,493
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
American Tower Corp. 5.50% (a)	47,000	4,759
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Actavis PLC 5.50% (a)	6,800	6,977
INFORMATION TECHNOLOGY - 0.3%
Internet Software & Services - 0.2%
Uber Technologies, Inc. Series D, 8.00% (n)	1,611,548	53,693
Software - 0.1%
Deem, Inc. (a)(n)	159,864,334	7,194
TOTAL INFORMATION TECHNOLOGY		60,887
TOTAL CONVERTIBLE PREFERRED STOCKS		211,108
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
C. Wonder LLC Class A-1 (a)(l)(n)	619,047	0
FINANCIALS - 0.1%
Capital Markets - 0.0%
GMAC Capital Trust I Series 2, 8.125%	308,779	8,038
Consumer Finance - 0.1%
Ally Financial, Inc. 7.00% (g)	8,853	8,877
TOTAL FINANCIALS		16,915
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - continued
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
WP Rocket Holdings, Inc.:
15.00% (a)	961,655	$ 760
Class C 19.50% (n)	242,900	243
		1,003
TOTAL NONCONVERTIBLE PREFERRED STOCKS		17,918
TOTAL PREFERRED STOCKS (Cost $141,840)		229,026
Corporate Bonds - 15.2%
	Principal Amount (000s)
Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Liberty Media Corp.:
3.5% 1/15/31	$ 620	342
3.5% 1/15/31 (g)	4,584	2,526
Mood Media Corp. 10% 10/31/15 (g)	32	28
		2,896
Nonconvertible Bonds - 15.2%
CONSUMER DISCRETIONARY - 1.5%
Auto Components - 0.0%
Chassix, Inc. 9.25% 8/1/18 (g)	470	338
Dana Holding Corp.:
5.375% 9/15/21	880	924
6% 9/15/23	880	935
Gates Global LLC / Gates Global Co. 6% 7/15/22 (g)	1,260	1,210
Schaeffler Holding Finance BV:
6.25% 11/15/19 pay-in-kind (g)(i)	1,405	1,489
6.75% 11/15/22 pay-in-kind (g)(i)	650	712
6.875% 8/15/18 pay-in-kind (g)(i)	1,565	1,639
Tenneco, Inc. 6.875% 12/15/20	2,415	2,575
		9,822
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Automobiles - 0.4%
Ford Motor Co. 4.75% 1/15/43	$ 10,000	$ 11,020
General Motors Co.:
3.5% 10/2/18	4,530	4,666
6.25% 10/2/43	763	947
General Motors Financial Co., Inc.:
2.625% 7/10/17	1,445	1,463
3% 9/25/17	3,320	3,395
3.15% 1/15/20	12,000	12,126
3.25% 5/15/18	3,070	3,135
3.5% 7/10/19	17,868	18,380
4% 1/15/25	6,368	6,532
4.25% 5/15/23	3,285	3,441
4.375% 9/25/21	11,267	11,971
4.75% 8/15/17	6,800	7,210
6.75% 6/1/18	6,765	7,653
Volkswagen International Finance NV 2.375% 3/22/17 (g)	1,515	1,549
		93,488
Distributors - 0.0%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (g)	365	372
LKQ Corp. 4.75% 5/15/23	265	261
		633
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 2.875% 1/15/19	554	566
Laureate Education, Inc. 10% 9/1/19 (g)	6,155	5,963
Service Corp. International 5.375% 1/15/22	505	530
		7,059
Hotels, Restaurants & Leisure - 0.2%
24 Hour Holdings III LLC 8% 6/1/22 (g)	510	437
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22 (g)	4,300	3,526
Choice Hotels International, Inc. 5.75% 7/1/22	390	425
Chukchansi Economic Development Authority 9.75% 5/30/20 (g)	2,861	1,745
GLP Capital LP/GLP Financing II, Inc.:
4.375% 11/1/18	480	499
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
GLP Capital LP/GLP Financing II, Inc.: - continued
4.875% 11/1/20	$ 1,255	$ 1,311
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (g)	680	711
Graton Economic Development Authority 9.625% 9/1/19 (g)	1,065	1,177
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21	5,854	6,213
Landry's Acquisition Co. 9.375% 5/1/20 (g)	875	944
Landry's Holdings II, Inc. 10.25% 1/1/18 (g)	900	939
MCE Finance Ltd. 5% 2/15/21 (g)	1,070	1,033
MGM Mirage, Inc.:
6% 3/15/23	1,630	1,695
7.5% 6/1/16	2,855	3,026
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (g)	865	894
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc.:
8% 10/1/20 (g)	2,560	2,579
11% 10/1/21 (g)	1,560	1,381
Scientific Games Corp.:
7% 1/1/22 (g)	1,360	1,401
10% 12/1/22 (g)	1,375	1,348
Studio City Finance Ltd. 8.5% 12/1/20 (g)	4,980	5,167
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/49 (d)(g)	640	0
		36,451
Household Durables - 0.1%
Beazer Homes U.S.A., Inc. 7.25% 2/1/23	775	734
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (g)	785	812
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (g)	620	648
D.R. Horton, Inc. 5.75% 8/15/23	70	76
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	6,420	6,669
7.875% 8/15/19	8,325	8,833
8.25% 2/15/21	1,485	1,563
9% 4/15/19	835	875
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
William Lyon Homes, Inc.:
5.75% 4/15/19	$ 470	$ 472
7% 8/15/22	1,835	1,858
8.5% 11/15/20	1,310	1,415
Woodside Homes Co. LLC/Woodside Homes Finance, Inc. 6.75% 12/15/21 (g)	1,350	1,310
		25,265
Internet & Catalog Retail - 0.0%
Netflix, Inc. 5.5% 2/15/22 (g)	5,000	5,159
Media - 0.8%
Altice SA:
7.625% 2/15/25 (g)	1,700	1,755
7.75% 5/15/22 (g)	10,065	10,392
AMC Networks, Inc. 7.75% 7/15/21	340	373
Anna Merger Sub, Inc. 7.75% 10/1/22 (g)	1,810	1,864
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22	275	288
5.625% 2/15/24	295	315
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	1,580	1,592
5.25% 3/15/21	3,375	3,476
5.75% 9/1/23	945	980
5.75% 1/15/24	4,235	4,367
CCOH Safari LLC:
5.5% 12/1/22	2,175	2,248
5.75% 12/1/24	2,000	2,070
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (g)	325	345
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (g)	3,345	3,341
Cinemark U.S.A., Inc.:
4.875% 6/1/23	1,275	1,269
5.125% 12/15/22	355	363
Clear Channel Communications, Inc. 5.5% 12/15/16	1,440	1,393
Clear Channel Worldwide Holdings, Inc.:
Series A:
6.5% 11/15/22	755	791
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Clear Channel Worldwide Holdings, Inc.: - continued
7.625% 3/15/20	$ 585	$ 613
Series B, 6.5% 11/15/22	2,040	2,152
7.625% 3/15/20	4,105	4,341
Columbus International, Inc. 7.375% 3/30/21 (g)	7,655	8,038
Comcast Corp. 4.75% 3/1/44	9,000	10,387
COX Communications, Inc. 3.25% 12/15/22 (g)	2,162	2,183
Discovery Communications LLC 5.05% 6/1/20	168	187
DISH DBS Corp.:
5% 3/15/23	2,675	2,575
5.875% 7/15/22	2,655	2,688
6.75% 6/1/21	3,515	3,748
Griffey Intermediate, Inc./Griffey Finance Sub LLC 7% 10/15/20 (g)	2,640	1,617
iHeartCommunications, Inc. 10.625% 3/15/23 (g)	1,660	1,702
Lamar Media Corp.:
5.375% 1/15/24	630	668
5.875% 2/1/22	525	558
Lions Gate Entertainment Corp. 5.25% 8/1/18 (g)	3,730	3,879
McGraw-Hill Global Education Holdings LLC/McGraw Hill Global Education Finance 9.75% 4/1/21	6,635	7,464
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (g)(i)	4,915	4,933
National CineMedia LLC:
6% 4/15/22	2,600	2,665
7.875% 7/15/21	1,380	1,466
NBCUniversal, Inc. 5.15% 4/30/20	4,917	5,658
News America Holdings, Inc. 7.75% 12/1/45	8,012	12,261
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (g)	685	700
Numericable Group SA:
4.875% 5/15/19 (g)	4,535	4,535
6% 5/15/22 (g)	8,815	8,969
6.25% 5/15/24 (g)	660	677
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (g)	1,730	1,834
Regal Entertainment Group:
5.75% 3/15/22	1,230	1,264
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Regal Entertainment Group: - continued
5.75% 6/15/23	$ 2,270	$ 2,304
5.75% 2/1/25	340	340
Sirius XM Radio, Inc. 5.75% 8/1/21 (g)	2,580	2,709
Starz LLC/Starz Finance Corp. 5% 9/15/19	5,000	5,150
Thomson Reuters Corp.:
1.3% 2/23/17	1,794	1,794
3.85% 9/29/24	4,335	4,470
Time Warner Cable, Inc.:
4% 9/1/21	9,654	10,230
5.85% 5/1/17	1,621	1,767
6.75% 7/1/18	1,581	1,816
8.25% 4/1/19	10,176	12,428
Time Warner, Inc.:
2.1% 6/1/19	10,950	11,004
5.875% 11/15/16	3,738	4,039
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (g)	1,340	1,414
UPCB Finance VI Ltd. 6.875% 1/15/22 (g)	1,250	1,355
Viacom, Inc.:
2.5% 9/1/18	714	728
3.5% 4/1/17	219	228
Videotron Ltd. 9.125% 4/15/18	570	586
Ziggo Bond Finance BV 5.875% 1/15/25 (g)	1,120	1,172
		198,518
Multiline Retail - 0.0%
Family Tree Escrow LLC:
5.25% 3/1/20 (g)	425	444
5.75% 3/1/23 (g)	2,115	2,226
JC Penney Corp., Inc.:
5.65% 6/1/20	1,357	1,164
5.75% 2/15/18	400	378
7.4% 4/1/37	440	337
8.125% 10/1/19	2,160	2,106
		6,655
Specialty Retail - 0.0%
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (g)	3,260	3,415
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Sonic Automotive, Inc.:
5% 5/15/23	$ 195	$ 195
7% 7/15/22	885	967
		4,577
Textiles, Apparel & Luxury Goods - 0.0%
Polymer Group, Inc. 6.875% 6/1/19 (g)	505	485
TOTAL CONSUMER DISCRETIONARY		388,112
CONSUMER STAPLES - 0.5%
Beverages - 0.0%
SABMiller Holdings, Inc. 2.45% 1/15/17 (g)	1,947	1,991
Food & Staples Retailing - 0.2%
Albertsons Holdings LLC/Saturn Acquistion Merger Sub, Inc. 7.75% 10/15/22 (g)	597	642
C&S Group Enterprises LLC 5.375% 7/15/22 (g)	1,440	1,440
ESAL GmbH 6.25% 2/5/23 (g)	3,005	2,907
Kroger Co. 3.3% 1/15/21	6,000	6,230
Minerva Luxmbourg SA 7.75% 1/31/23 (g)	365	360
Rite Aid Corp.:
6.75% 6/15/21	7,375	7,836
6.875% 12/15/28 (g)	3,505	3,750
7.7% 2/15/27	3,220	3,647
9.25% 3/15/20	1,330	1,473
Walgreens Boots Alliance, Inc.:
2.7% 11/18/19	3,161	3,217
3.3% 11/18/21	3,750	3,858
		35,360
Food Products - 0.1%
Cargill, Inc. 6% 11/27/17 (g)	417	465
ConAgra Foods, Inc.:
1.9% 1/25/18	2,064	2,061
3.2% 1/25/23	1,737	1,713
Darling International, Inc. 5.375% 1/15/22	745	752
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (g)	1,377	1,446
H.J. Heinz Co.:
4.25% 10/15/20	6,030	6,119
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
H.J. Heinz Co.: - continued
4.875% 2/15/25 (g)	$ 1,360	$ 1,367
JBS Investments GmbH:
7.25% 4/3/24 (g)	1,090	1,112
7.75% 10/28/20 (g)	2,850	3,000
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 5.875% 7/15/24 (g)	1,370	1,368
Post Holdings, Inc.:
6% 12/15/22 (g)	675	664
6.75% 12/1/21 (g)	1,900	1,943
William Wrigley Jr. Co.:
1.4% 10/21/16 (g)	3,217	3,228
2% 10/20/17 (g)	4,607	4,642
		29,880
Household Products - 0.0%
Spectrum Brands Holdings, Inc.:
6.375% 11/15/20	350	377
6.625% 11/15/22	415	454
		831
Personal Products - 0.0%
Prestige Brands, Inc.:
5.375% 12/15/21 (g)	1,660	1,683
8.125% 2/1/20	220	238
Revlon Consumer Products Corp. 5.75% 2/15/21	1,105	1,133
		3,054
Tobacco - 0.2%
Altria Group, Inc.:
2.625% 1/14/20	4,950	5,027
2.85% 8/9/22	4,020	4,015
4% 1/31/24	3,123	3,345
9.7% 11/10/18	5,570	7,165
Reynolds American, Inc.:
3.25% 11/1/22	2,999	2,991
4.75% 11/1/42	8,000	8,124
4.85% 9/15/23	7,000	7,733
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Tobacco - continued
Reynolds American, Inc.: - continued
6.75% 6/15/17	$ 3,979	$ 4,422
7.25% 6/15/37	6,101	8,011
		50,833
TOTAL CONSUMER STAPLES		121,949
ENERGY - 2.1%
Energy Equipment & Services - 0.1%
DCP Midstream LLC:
4.75% 9/30/21 (g)	5,634	5,325
5.35% 3/15/20 (g)	5,174	5,099
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	5,488	5,605
5% 10/1/21	2,280	2,469
6.5% 4/1/20	2,264	2,602
Forum Energy Technologies, Inc. 6.25% 10/1/21	655	616
Gulfmark Offshore, Inc. 6.375% 3/15/22	800	658
Noble Holding International Ltd. 3.05% 3/1/16	756	764
Offshore Group Investment Ltd.:
7.125% 4/1/23	1,500	979
7.5% 11/1/19	4,935	3,158
Pacific Drilling V Ltd. 7.25% 12/1/17 (g)	1,215	1,084
Rose Rock Midstream LP/ Rose Rock Finance Corp. 5.625% 7/15/22	635	633
Summit Midstream Holdings LLC 7.5% 7/1/21	500	524
Transocean, Inc. 5.05% 12/15/16	3,719	3,724
Unit Corp. 6.625% 5/15/21	3,635	3,626
		36,866
Oil, Gas & Consumable Fuels - 2.0%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	1,680	1,730
Alpha Natural Resources, Inc.:
6% 6/1/19	2,410	729
6.25% 6/1/21	2,725	743
9.75% 4/15/18	1,099	445
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
American Energy-Permian Basin LLC/ AEPB Finance Corp.:
6.7521% 8/1/19 (g)(i)	$ 1,345	$ 1,083
7.125% 11/1/20 (g)	2,165	1,743
7.375% 11/1/21 (g)	1,565	1,272
Anadarko Petroleum Corp. 6.375% 9/15/17	20,246	22,657
Antero Resources Corp. 5.125% 12/1/22 (g)	7,435	7,323
BP Capital Markets PLC:
4.5% 10/1/20	1,106	1,221
4.742% 3/11/21	4,210	4,684
California Resources Corp.:
5% 1/15/20 (g)	1,065	977
5.5% 9/15/21 (g)	4,110	3,750
6% 11/15/24 (g)	2,040	1,818
Canadian Natural Resources Ltd. 1.75% 1/15/18	2,250	2,227
Chesapeake Energy Corp.:
4.875% 4/15/22	550	543
5.375% 6/15/21	1,340	1,357
6.125% 2/15/21	395	420
6.875% 11/15/20	100	110
Citgo Holding, Inc. 10.75% 2/15/20 (g)	2,315	2,367
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.125% 3/1/22	895	899
7.75% 4/1/19	1,990	2,072
CrownRock LP/CrownRock Finance, Inc. 7.75% 2/15/23 (g)	965	996
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	2,360	2,372
DCP Midstream Operating LP:
2.5% 12/1/17	2,677	2,600
2.7% 4/1/19	523	494
3.875% 3/15/23	2,327	2,110
4.95% 4/1/22	1,048	1,024
Denbury Resources, Inc. 4.625% 7/15/23	4,625	4,145
Diamondback Energy, Inc. 7.625% 10/1/21	935	982
Duke Energy Field Services:
5.375% 10/15/15 (g)	1,647	1,675
6.45% 11/3/36 (g)	3,753	3,473
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
El Paso Natural Gas Co. 5.95% 4/15/17	$ 1,260	$ 1,348
Empresa Nacional de Petroleo 4.375% 10/30/24 (g)	4,545	4,695
Enable Midstream Partners LP:
2.4% 5/15/19 (g)	1,656	1,616
3.9% 5/15/24 (g)	1,746	1,713
Enbridge Energy Partners LP 4.2% 9/15/21	6,629	6,912
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22	2,190	2,267
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19	1,540	1,579
9.375% 5/1/20	9,120	9,736
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21	520	510
Gibson Energy, Inc. 6.75% 7/15/21 (g)	160	165
Global Partners LP/GLP Finance Corp. 6.25% 7/15/22 (g)	305	302
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (g)	677	719
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (g)	850	801
7.625% 4/15/21 (g)	105	109
Kodiak Oil & Gas Corp.:
5.5% 1/15/21	485	490
8.125% 12/1/19	1,325	1,381
Laredo Petroleum Holdings, Inc. 5.625% 1/15/22	1,740	1,670
LINN Energy LLC/LINN Energy Finance Corp. 6.5% 5/15/19	3,390	2,966
Marathon Petroleum Corp. 5.125% 3/1/21	3,173	3,567
Markwest Energy Partners LP/Markwest Energy Finance Corp. 5.5% 2/15/23	610	637
Motiva Enterprises LLC 5.75% 1/15/20 (g)	3,614	3,961
MPLX LP 4% 2/15/25	962	976
Nakilat, Inc. 6.067% 12/31/33 (g)	1,839	2,141
Nexen, Inc.:
5.2% 3/10/15	1,224	1,225
6.2% 7/30/19	1,865	2,142
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	3,975	4,104
Oasis Petroleum, Inc. 6.875% 3/15/22	595	583
Pemex Project Funding Master Trust 5.75% 3/1/18	21,220	23,236
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrobras Global Finance BV:
1.8806% 5/20/16 (i)	$ 5,357	$ 5,089
3% 1/15/19	22,701	19,654
3.25% 3/17/17	22,344	20,816
4.375% 5/20/23	3,648	3,003
4.875% 3/17/20	20,511	18,204
5.625% 5/20/43	11,155	8,904
7.25% 3/17/44	28,868	26,095
Petrobras International Finance Co. Ltd.:
3.5% 2/6/17	15,000	14,078
3.875% 1/27/16	5,238	5,147
5.375% 1/27/21	10,725	9,650
5.75% 1/20/20	16,310	15,045
5.875% 3/1/18	2,803	2,691
7.875% 3/15/19	5,564	5,633
Petroleos Mexicanos:
3.5% 7/18/18	7,105	7,342
3.5% 7/23/20 (g)	7,125	7,253
3.5% 1/30/23	4,530	4,438
4.5% 1/23/26 (g)	6,398	6,512
4.875% 1/24/22	2,315	2,460
4.875% 1/18/24	5,974	6,353
5.5% 1/21/21	12,842	14,094
5.5% 6/27/44	22,702	23,043
5.625% 1/23/46 (g)	6,203	6,361
6% 3/5/20	4,075	4,615
6.375% 1/23/45	13,324	14,905
6.5% 6/2/41	7,783	8,774
8% 5/3/19	3,283	3,943
Phillips 66 Co.:
1.95% 3/5/15	1,526	1,526
2.95% 5/1/17	1,527	1,581
4.3% 4/1/22	5,338	5,829
Phillips 66 Partners LP 2.646% 2/15/20	527	530
Plains All American Pipeline LP/PAA Finance Corp. 6.125% 1/15/17	1,880	2,037
Rosetta Resources, Inc. 5.875% 6/1/24	700	662
RSP Permian, Inc. 6.625% 10/1/22 (g)	525	528
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Sabine Pass Liquefaction LLC:
5.625% 4/15/23	$ 2,585	$ 2,643
5.75% 5/15/24	1,830	1,871
Samson Investment Co. 9.75% 2/15/20 (i)	1,650	561
SemGroup Corp. 7.5% 6/15/21	1,510	1,586
Southeast Supply Header LLC 4.25% 6/15/24 (g)	4,893	4,967
Southwestern Energy Co.:
3.3% 1/23/18	2,491	2,526
4.05% 1/23/20	4,519	4,629
Spectra Energy Capital, LLC 5.65% 3/1/20	944	1,041
Spectra Energy Partners, LP:
2.95% 6/15/16	1,059	1,083
4.6% 6/15/21	1,296	1,422
Suncor Energy, Inc. 6.1% 6/1/18	7,771	8,794
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5% 1/15/18 (g)	4,580	4,763
6.375% 8/1/22	570	603
Teekay Corp. 8.5% 1/15/20	120	135
Teine Energy Ltd. 6.875% 9/30/22 (g)	2,729	2,429
The Williams Companies, Inc.:
3.7% 1/15/23	4,147	3,877
4.55% 6/24/24	19,902	19,445
Western Gas Partners LP 5.375% 6/1/21	7,807	8,709
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23 (g)	585	600
Western Refining, Inc. 6.25% 4/1/21	550	547
Whiting Petroleum Corp. 5.75% 3/15/21	565	557
Williams Partners LP 4.3% 3/4/24	4,038	4,154
		515,329
TOTAL ENERGY		552,195
FINANCIALS - 7.1%
Banks - 3.1%
Associated Banc-Corp. 5.125% 3/28/16	1,852	1,927
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (g)	21,750	21,700
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Banks - continued
Banco Nacional de Desenvolvimento Economico e Social: - continued
5.5% 7/12/20 (g)	$ 16,673	$ 17,277
5.75% 9/26/23 (g)	5,082	5,171
6.5% 6/10/19 (g)	1,763	1,891
Bank of America Corp.:
1.35% 11/21/16	4,652	4,652
2.6% 1/15/19	66,110	67,150
2.65% 4/1/19	38,587	39,255
3.875% 3/22/17	781	819
4.2% 8/26/24	6,463	6,694
4.25% 10/22/26	5,465	5,591
5.75% 12/1/17	6,075	6,718
6.5% 8/1/16	1,010	1,083
Bank of America NA 5.3% 3/15/17	14,681	15,757
Barclays Bank PLC 2.5% 2/20/19	3,400	3,467
Barclays PLC 2.75% 11/8/19	4,598	4,651
BB&T Corp. 3.95% 3/22/22	1,495	1,595
Capital One NA:
1.65% 2/5/18	6,500	6,489
2.95% 7/23/21	7,402	7,494
CIT Group, Inc.:
5% 8/15/22	4,195	4,460
5% 8/1/23	2,755	2,907
5.25% 3/15/18	3,215	3,395
5.375% 5/15/20	2,805	3,015
5.5% 2/15/19 (g)	5,285	5,648
Citigroup, Inc.:
1.3% 11/15/16	5,354	5,345
1.75% 5/1/18	18,342	18,240
1.85% 11/24/17	30,961	31,015
2.5% 7/29/19	32,442	32,823
2.55% 4/8/19	14,645	14,883
4.05% 7/30/22	14,700	15,317
4.45% 1/10/17	14,158	14,927
5.3% 5/6/44	10,932	12,230
6% 8/15/17	12,747	14,056
Citizens Financial Group, Inc. 4.15% 9/28/22 (g)	5,782	6,026
Credit Suisse AG 6% 2/15/18	12,547	13,933
Credit Suisse New York Branch 5.4% 1/14/20	1,200	1,349
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Banks - continued
Discover Bank:
7% 4/15/20	$ 3,075	$ 3,666
8.7% 11/18/19	532	654
Fifth Third Bancorp:
3.5% 3/15/22	529	551
4.5% 6/1/18	418	450
5.45% 1/15/17	1,848	1,982
HBOS PLC 6.75% 5/21/18 (g)	408	457
HSBC Holdings PLC 4.25% 3/14/24	2,900	3,058
Huntington Bancshares, Inc. 7% 12/15/20	2,561	3,093
Huntington National Bank:
1.3% 11/20/16	3,560	3,566
2.2% 4/1/19	2,700	2,701
Intesa Sanpaolo SpA:
2.375% 1/13/17	28,255	28,671
3.125% 1/15/16	18,292	18,580
JPMorgan Chase & Co.:
3.875% 9/10/24	13,647	13,915
4.125% 12/15/26	91,465	93,876
JPMorgan Chase Bank 6% 10/1/17	1,942	2,153
KeyCorp. 5.1% 3/24/21	519	589
Marshall & Ilsley Bank:
4.85% 6/16/15	3,881	3,925
5% 1/17/17	7,888	8,348
Regions Bank:
6.45% 6/26/37	10,147	12,682
7.5% 5/15/18	11,552	13,359
Regions Financial Corp.:
2% 5/15/18	7,154	7,113
5.75% 6/15/15	1,067	1,081
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	52,829	55,957
6% 12/19/23	13,834	15,487
6.1% 6/10/23	7,367	8,260
6.125% 12/15/22	35,362	39,890
Sumitomo Mitsui Banking Corp. 1.3% 1/10/17	5,250	5,246
SunTrust Banks, Inc.:
2.35% 11/1/18	2,607	2,643
3.5% 1/20/17	4,123	4,295
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Banks - continued
Wachovia Bank NA 6% 11/15/17	$ 7,010	$ 7,857
Wells Fargo & Co.:
4.1% 6/3/26	13,000	13,622
4.48% 1/16/24	5,192	5,664
		802,341
Capital Markets - 1.4%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	7,219	7,185
4.25% 2/15/24	2,095	2,213
Goldman Sachs Group, Inc.:
1.748% 9/15/17	16,000	15,952
2.375% 1/22/18	10,000	10,183
2.55% 10/23/19	70,000	70,524
2.6% 4/23/20	1,300	1,302
2.625% 1/31/19	25,103	25,535
5.95% 1/18/18	4,242	4,730
6.15% 4/1/18	3,466	3,896
6.25% 9/1/17	19,047	21,174
Lazard Group LLC:
4.25% 11/14/20	4,447	4,735
6.85% 6/15/17	6,124	6,817
Merrill Lynch & Co., Inc. 6.4% 8/28/17	4,204	4,677
Morgan Stanley:
1.875% 1/5/18	13,596	13,653
2.125% 4/25/18	16,388	16,508
2.375% 7/23/19	29,891	30,073
2.5% 1/24/19	97,536	99,028
4.875% 11/1/22	7,232	7,857
5.625% 9/23/19	453	514
5.95% 12/28/17	250	278
6.625% 4/1/18	1,494	1,699
TransUnion Holding Co., Inc.:
8.125% 6/15/18 pay-in-kind (i)	1,155	1,181
9.625% 6/15/18 pay-in-kind (i)	810	824
UBS AG Stamford Branch 2.375% 8/14/19	11,000	11,131
		361,669
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - 0.9%
Ally Financial, Inc.:
3.5% 1/27/19	$ 2,025	$ 2,030
4.625% 6/26/15	2,540	2,567
4.75% 9/10/18	2,295	2,387
6.25% 12/1/17	1,800	1,944
Capital One Financial Corp. 2.45% 4/24/19	4,470	4,518
Discover Financial Services:
3.85% 11/21/22	1,983	2,040
5.2% 4/27/22	2,146	2,373
6.45% 6/12/17	10,512	11,548
Ford Motor Credit Co. LLC:
1.5% 1/17/17	16,012	16,035
2.375% 3/12/19	17,400	17,615
2.5% 1/15/16	14,000	14,183
2.875% 10/1/18	8,500	8,760
3% 6/12/17	5,430	5,612
4.375% 8/6/23	13,241	14,464
5% 5/15/18	8,500	9,293
5.875% 8/2/21	10,438	12,328
General Electric Capital Corp. 4.625% 1/7/21	703	792
General Motors Acceptance Corp. 8% 11/1/31	6,130	8,076
GMAC LLC:
8% 12/31/18	19,035	21,700
8% 11/1/31	18,726	24,157
Hyundai Capital America:
1.45% 2/6/17 (g)	5,366	5,351
1.625% 10/2/15 (g)	1,867	1,876
1.875% 8/9/16 (g)	1,338	1,352
2.125% 10/2/17 (g)	2,063	2,081
2.55% 2/6/19 (g)	5,366	5,393
2.875% 8/9/18 (g)	2,511	2,570
SLM Corp.:
4.875% 6/17/19	5,315	5,554
5.5% 1/15/19	2,150	2,263
5.5% 1/25/23	1,365	1,341
6.125% 3/25/24	2,195	2,206
7.25% 1/25/22	5,000	5,525
8% 3/25/20	5,930	6,901
8.45% 6/15/18	2,980	3,405
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
Synchrony Financial:
1.875% 8/15/17	$ 1,300	$ 1,302
3% 8/15/19	1,910	1,943
3.75% 8/15/21	7,084	7,351
4.25% 8/15/24	2,903	3,043
		241,879
Diversified Financial Services - 0.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.75% 5/15/17 (g)	2,625	2,631
3.75% 5/15/19 (g)	2,125	2,178
4.5% 5/15/21 (g)	2,325	2,459
5% 10/1/21 (g)	1,555	1,689
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	2,280	2,346
5.875% 2/1/22	2,725	2,858
6% 8/1/20	2,230	2,386
		16,547
Insurance - 0.6%
AIA Group Ltd. 2.25% 3/11/19 (g)	1,203	1,202
American International Group, Inc.:
2.375% 8/24/15	14,000	14,096
4.875% 6/1/22	5,467	6,248
5.6% 10/18/16	4,975	5,331
5.85% 1/16/18	12,000	13,451
Aon Corp.:
3.125% 5/27/16	3,402	3,487
5% 9/30/20	107	121
Five Corners Funding Trust 4.419% 11/15/23 (g)	8,055	8,669
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (g)(i)	2,008	2,078
Hartford Financial Services Group, Inc.:
4% 10/15/17	1,082	1,152
5.125% 4/15/22	956	1,100
5.375% 3/15/17	595	642
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (g)	1,675	1,721
Liberty Mutual Group, Inc.:
4.25% 6/15/23 (g)	2,655	2,823
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Liberty Mutual Group, Inc.: - continued
5% 6/1/21 (g)	$ 6,063	$ 6,725
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	4,128	4,650
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (g)	2,993	3,643
Metropolitan Life Global Funding I 1.875% 6/22/18 (g)	6,760	6,810
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (g)	3,585	4,753
Pacific Life Insurance Co. 9.25% 6/15/39 (g)	3,048	4,906
Pacific LifeCorp:
5.125% 1/30/43 (g)	6,960	7,894
6% 2/10/20 (g)	8,215	9,292
Prudential Financial, Inc.:
2.3% 8/15/18	783	795
4.5% 11/16/21	1,461	1,617
7.375% 6/15/19	1,880	2,270
Symetra Financial Corp. 6.125% 4/1/16 (g)	6,715	6,997
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (g)	6,853	7,877
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (g)	1,569	1,601
4.125% 11/1/24 (g)	2,275	2,403
Unum Group:
5.625% 9/15/20	2,879	3,261
5.75% 8/15/42	7,108	8,584
7.125% 9/30/16	1,802	1,959
		148,158
Real Estate Investment Trusts - 0.5%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	1,148	1,146
4.6% 4/1/22	1,705	1,795
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,587	1,604
AvalonBay Communities, Inc. 3.625% 10/1/20	2,452	2,577
Camden Property Trust 2.95% 12/15/22	2,154	2,124
CommonWealth REIT 5.875% 9/15/20	991	1,096
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21	205	209
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
DDR Corp.:
3.625% 2/1/25	$ 3,010	$ 3,011
4.625% 7/15/22	3,877	4,166
4.75% 4/15/18	4,595	4,931
7.5% 4/1/17	4,966	5,532
9.625% 3/15/16	1,670	1,812
Duke Realty LP:
3.625% 4/15/23	2,844	2,898
3.75% 12/1/24	2,012	2,062
3.875% 10/15/22	4,799	4,994
4.375% 6/15/22	3,202	3,428
5.5% 3/1/16	2,930	3,054
5.95% 2/15/17	3,166	3,427
6.75% 3/15/20	1,161	1,373
8.25% 8/15/19	1,838	2,266
Equity One, Inc.:
3.75% 11/15/22	7,300	7,376
5.375% 10/15/15	672	689
6% 9/15/17	666	729
6.25% 1/15/17	530	571
Federal Realty Investment Trust:
5.9% 4/1/20	1,379	1,598
6.2% 1/15/17	365	397
HCP, Inc.:
3.15% 8/1/22	8,000	7,979
3.875% 8/15/24	11,000	11,262
Health Care REIT, Inc.:
2.25% 3/15/18	12,327	12,427
4.125% 4/1/19	11,300	12,103
4.7% 9/15/17	744	800
HRPT Properties Trust:
5.75% 11/1/15	1,241	1,250
6.25% 6/15/17	726	779
6.65% 1/15/18	490	537
Lexington Corporate Properties Trust 4.4% 6/15/24	1,905	1,973
Omega Healthcare Investors, Inc.:
4.5% 1/15/25 (g)	1,769	1,805
4.95% 4/1/24	1,785	1,908
5.875% 3/15/24	3,200	3,432
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Omega Healthcare Investors, Inc.: - continued
6.75% 10/15/22	$ 1,885	$ 1,989
Retail Opportunity Investments Partnership LP:
4% 12/15/24	1,250	1,278
5% 12/15/23	980	1,072
Weingarten Realty Investors 3.375% 10/15/22	1,098	1,091
WP Carey, Inc. 4% 2/1/25	6,835	6,786
		133,336
Real Estate Management & Development - 0.5%
BioMed Realty LP:
2.625% 5/1/19	2,987	3,001
3.85% 4/15/16	8,385	8,630
4.25% 7/15/22	2,511	2,643
6.125% 4/15/20	1,822	2,090
Brandywine Operating Partnership LP:
3.95% 2/15/23	6,445	6,531
4.1% 10/1/24	5,444	5,546
4.55% 10/1/29	5,444	5,654
4.95% 4/15/18	4,256	4,577
5.7% 5/1/17	268	290
6% 4/1/16	2,467	2,588
CBRE Group, Inc.:
5% 3/15/23	4,110	4,316
5.25% 3/15/25	5,040	5,494
Corporate Office Properties LP 3.7% 6/15/21	3,614	3,632
Digital Realty Trust LP:
4.5% 7/15/15	2,465	2,475
5.25% 3/15/21	2,876	3,172
ERP Operating LP 5.75% 6/15/17	1,446	1,586
Essex Portfolio LP 5.5% 3/15/17	3,414	3,691
Howard Hughes Corp. 6.875% 10/1/21 (g)	2,115	2,223
Kennedy-Wilson, Inc. 5.875% 4/1/24	795	803
Liberty Property LP:
3.375% 6/15/23	2,951	2,933
4.125% 6/15/22	2,746	2,874
4.75% 10/1/20	6,595	7,165
5.125% 3/2/15	1,317	1,317
5.5% 12/15/16	2,022	2,165
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Mack-Cali Realty LP:
2.5% 12/15/17	$ 4,037	$ 4,053
3.15% 5/15/23	6,708	6,104
4.5% 4/18/22	1,689	1,708
5.8% 1/15/16	4,250	4,408
7.75% 8/15/19	2,149	2,496
Mid-America Apartments LP 4.3% 10/15/23	1,086	1,158
Post Apartment Homes LP 3.375% 12/1/22	1,196	1,199
Prime Property Funding, Inc. 5.7% 4/15/17 (g)	3,471	3,688
Realogy Corp. 9% 1/15/20 (g)	1,170	1,287
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (g)	1,760	1,791
Realogy Group LLC/Sunshine Group Florida Ltd. 3.375% 5/1/16 (g)	2,125	2,136
Reckson Operating Partnership LP 6% 3/31/16	1,675	1,752
Regency Centers LP 5.875% 6/15/17	1,447	1,586
Tanger Properties LP:
3.75% 12/1/24	3,781	3,882
3.875% 12/1/23	2,341	2,427
6.125% 6/1/20	7,035	8,154
Ventas Realty LP:
1.25% 4/17/17	2,655	2,645
1.55% 9/26/16	921	927
3.5% 2/1/25	1,837	1,852
4.375% 2/1/45	1,098	1,108
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	3,611	3,636
4% 4/30/19	1,771	1,890
Weekley Homes LLC/Weekley Finance Corp. 6% 2/1/23	510	484
		145,767
TOTAL FINANCIALS		1,849,697
HEALTH CARE - 0.9%
Biotechnology - 0.1%
Amgen, Inc. 1.25% 5/22/17	11,041	11,035
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Equipment & Supplies - 0.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
6% 10/15/21	$ 410	$ 439
7.75% 2/15/19	2,945	3,069
		3,508
Health Care Providers & Services - 0.6%
Acadia Healthcare Co., Inc. 5.625% 2/15/23 (g)	680	702
Catamaran Corp. 4.75% 3/15/21 (Reg. S)	1,120	1,166
Community Health Systems, Inc.:
5.125% 8/1/21	840	876
6.875% 2/1/22	1,115	1,192
Coventry Health Care, Inc. 5.95% 3/15/17	1,030	1,128
DaVita HealthCare Partners, Inc.:
5.125% 7/15/24	2,535	2,630
5.75% 8/15/22	1,215	1,311
6.625% 11/1/20	1,555	1,641
Envision Healthcare Corp. 5.125% 7/1/22 (g)	1,040	1,083
Express Scripts Holding Co.:
3.9% 2/15/22	1,585	1,677
4.75% 11/15/21	14,348	16,005
HCA Holdings, Inc.:
3.75% 3/15/19	9,592	9,796
4.25% 10/15/19	3,850	3,985
4.75% 5/1/23	3,020	3,186
5% 3/15/24	1,755	1,895
5.375% 2/1/25	7,000	7,420
5.875% 3/15/22	10,110	11,364
5.875% 5/1/23	2,555	2,798
6.25% 2/15/21	1,415	1,546
6.5% 2/15/20	20,898	23,771
7.5% 2/15/22	3,250	3,835
7.75% 5/15/21	5,585	5,976
HealthSouth Corp. 5.75% 11/1/24	3,005	3,140
Kindred Escrow Corp. II:
8% 1/15/20 (g)	1,180	1,280
8.75% 1/15/23 (g)	1,180	1,286
Legend Acquisition, Inc. 10.75% 8/15/20 (d)(g)	2,005	0
McKesson Corp. 2.284% 3/15/19	5,400	5,440
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Medco Health Solutions, Inc.:
2.75% 9/15/15	$ 3,610	$ 3,648
4.125% 9/15/20	3,728	3,992
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21	625	667
Tenet Healthcare Corp.:
4.375% 10/1/21	3,930	3,935
4.5% 4/1/21	1,030	1,035
5% 3/1/19 (g)	11,690	11,748
6% 10/1/20	1,145	1,245
8.125% 4/1/22	4,590	5,198
WellPoint, Inc. 1.875% 1/15/18	161	162
		147,759
Health Care Technology - 0.0%
IMS Health, Inc. 6% 11/1/20 (g)	715	747
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	1,499	1,499
2.4% 2/1/19	945	956
		2,455
Pharmaceuticals - 0.2%
AbbVie, Inc. 1.75% 11/6/17	5,738	5,782
Actavis Funding SCS:
1.3% 6/15/17	10,935	10,800
2.45% 6/15/19	3,241	3,218
Endo Finance LLC/Endo Ltd./Endo Finco, Inc. 6% 2/1/25 (g)	1,935	2,049
Forest Laboratories, Inc. 4.375% 2/1/19 (g)	2,160	2,297
Grifols Worldwide Operations Ltd. 5.25% 4/1/22 (g)	1,665	1,707
JLL/Delta Dutch Newco BV 7.5% 2/1/22 (g)	8,675	8,914
Mylan, Inc. 1.35% 11/29/16	1,757	1,754
Perrigo Co. PLC:
1.3% 11/8/16	1,437	1,434
2.3% 11/8/18	1,537	1,552
Perrigo Finance PLC:
3.5% 12/15/21	1,350	1,397
3.9% 12/15/24	2,011	2,086
4.9% 12/15/44	883	949
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - continued
Pinnacle Merger Sub, Inc. 9.5% 10/1/23 (g)	$ 498	$ 560
Valeant Pharmaceuticals International:
5.5% 3/1/23 (g)	1,750	1,768
5.625% 12/1/21 (g)	810	822
6.75% 8/15/18 (g)	3,620	3,846
7.5% 7/15/21 (g)	2,320	2,517
VPI Escrow Corp. 6.375% 10/15/20 (g)	1,445	1,521
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	1,940	1,937
Zoetis, Inc. 1.875% 2/1/18	898	897
		57,807
TOTAL HEALTH CARE		223,311
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc. 6.375% 6/1/19 (g)	3,650	4,223
DigitalGlobe, Inc. 5.25% 2/1/21 (g)	425	412
KLX, Inc. 5.875% 12/1/22 (g)	1,275	1,302
TransDigm, Inc.:
6% 7/15/22	1,155	1,169
6.5% 7/15/24	1,135	1,161
		8,267
Airlines - 0.0%
Continental Airlines, Inc.:
pass-thru trust certificates:
8.388% 5/1/22	27	28
9.798% 4/1/21	2,283	2,557
6.125% 4/29/18	415	440
6.648% 3/15/19	1,675	1,726
6.9% 7/2/19	436	456
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,511	1,606
8.36% 1/20/19	1,100	1,202
		8,015
Building Products - 0.0%
HD Supply, Inc. 5.25% 12/15/21 (g)	1,985	2,062
HMAN Finance Sub Corp. 6.375% 7/15/22 (g)	510	497
Nortek, Inc. 8.5% 4/15/21	925	994
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Building Products - continued
USG Corp.:
5.875% 11/1/21 (g)	$ 255	$ 267
6.3% 11/15/16	170	179
7.875% 3/30/20 (g)	905	981
9.75% 1/15/18	975	1,122
		6,102
Commercial Services & Supplies - 0.1%
ADT Corp. 6.25% 10/15/21	1,140	1,234
APX Group, Inc.:
6.375% 12/1/19	8,730	8,752
8.75% 12/1/20	6,745	6,189
ARAMARK Corp. 5.75% 3/15/20	1,345	1,406
Cenveo Corp. 6% 8/1/19 (g)	730	688
Clean Harbors, Inc. 5.125% 6/1/21	740	757
Covanta Holding Corp.:
6.375% 10/1/22	875	943
7.25% 12/1/20	775	829
Garda World Security Corp.:
7.25% 11/15/21 (g)	525	513
7.25% 11/15/21 (g)	200	196
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (g)	215	221
Quad/Graphics, Inc. 7% 5/1/22 (g)	385	379
R.R. Donnelley & Sons Co.:
6% 4/1/24	550	569
6.5% 11/15/23	1,685	1,790
TMS International Corp. 7.625% 10/15/21 (g)	255	257
		24,723
Construction & Engineering - 0.0%
AECOM Technology Corp.:
5.75% 10/15/22 (g)	640	670
5.875% 10/15/24 (g)	545	579
		1,249
Machinery - 0.1%
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (g)	475	493
Ingersoll-Rand Luxembourg Finance SA 2.625% 5/1/20	1,481	1,480
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Machinery - continued
Schaeffler Finance BV:
4.25% 5/15/21 (g)	$ 1,760	$ 1,778
4.75% 5/15/21 (g)	3,160	3,247
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (g)	950	884
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19	910	992
		8,874
Marine - 0.0%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (g)	630	630
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (g)	3,065	2,873
8.125% 2/15/19	975	839
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (g)	700	676
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21	785	769
		5,787
Professional Services - 0.0%
FTI Consulting, Inc. 6% 11/15/22	1,875	1,992
Road & Rail - 0.0%
Hertz Corp.:
5.875% 10/15/20	1,120	1,156
6.25% 10/15/22	800	832
Jurassic Holdings III, Inc. 6.875% 2/15/21 (Reg. S) (g)	1,115	964
Western Express, Inc. 12.5% 4/15/15 (g)	3,725	3,753
		6,705
Trading Companies & Distributors - 0.3%
Ahern Rentals, Inc. 9.5% 6/15/18 (g)	285	296
Air Lease Corp.:
2.125% 1/15/18	2,759	2,749
3.75% 2/1/22	6,505	6,605
3.875% 4/1/21	5,301	5,460
4.25% 9/15/24	4,566	4,703
4.75% 3/1/20	4,617	4,975
Aircastle Ltd. 5.5% 2/15/22	1,340	1,437
Ashtead Capital, Inc. 5.625% 10/1/24 (g)	1,825	1,916
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Trading Companies & Distributors - continued
International Lease Finance Corp.:
3.875% 4/15/18	$ 4,400	$ 4,510
5.75% 5/15/16	1,840	1,916
5.875% 8/15/22	4,385	5,010
6.25% 5/15/19	3,035	3,403
7.125% 9/1/18 (g)	5,560	6,325
8.25% 12/15/20	4,165	5,175
8.625% 9/15/15	4,640	4,797
8.625% 1/15/22	3,910	5,063
NES Rentals Holdings, Inc. 7.875% 5/1/18 (g)	365	370
VWR Funding, Inc. 7.25% 9/15/17	2,695	2,823
		67,533
TOTAL INDUSTRIALS		139,247
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.1%
Alcatel-Lucent U.S.A., Inc.:
4.625% 7/1/17 (g)	835	862
6.75% 11/15/20 (g)	1,980	2,119
Hughes Satellite Systems Corp. 6.5% 6/15/19	6,010	6,566
Lucent Technologies, Inc.:
6.45% 3/15/29	5,541	5,548
6.5% 1/15/28	1,110	1,107
		16,202
Electronic Equipment & Components - 0.0%
Anixter International, Inc. 5.625% 5/1/19	705	754
Infor U.S., Inc. 9.375% 4/1/19	755	811
Sanmina Corp. 4.375% 6/1/19 (g)	1,295	1,305
Tyco Electronics Group SA:
2.375% 12/17/18	1,087	1,100
6.55% 10/1/17	815	915
		4,885
Internet Software & Services - 0.0%
Balboa Merger Sub, Inc. 11.375% 12/1/21 (g)	925	953
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
CyrusOne LP/CyrusOne Finance Corp. 6.375% 11/15/22	$ 885	$ 938
VeriSign, Inc. 4.625% 5/1/23	3,395	3,395
		5,286
IT Services - 0.1%
Audatex North America, Inc.:
6% 6/15/21 (g)	4,565	4,850
6.125% 11/1/23 (g)	3,000	3,180
CDW LLC/CDW Finance Corp. 6% 8/15/22	1,670	1,783
Compiler Finance Sub, Inc. 7% 5/1/21 (g)	685	514
First Data Corp.:
6.75% 11/1/20 (g)	4,035	4,328
11.25% 1/15/21	1,918	2,191
11.75% 8/15/21	497	579
Xerox Corp. 2.95% 3/15/17	947	976
		18,401
Semiconductors & Semiconductor Equipment - 0.0%
Entegris, Inc. 6% 4/1/22 (g)	365	380
Micron Technology, Inc. 5.875% 2/15/22	880	930
NXP BV/NXP Funding LLC 5.75% 2/15/21 (g)	1,595	1,691
		3,001
Software - 0.0%
Activision Blizzard, Inc. 6.125% 9/15/23 (g)	1,255	1,388
BMC Software Finance, Inc. 8.125% 7/15/21 (g)	2,645	2,470
Boxer Parent Co., Inc. 9% 10/15/19 pay-in-kind (g)(i)	1,720	1,441
Infor Software Parent LLC/Infor Software Parent, Inc. 7.125% 5/1/21 pay-in-kind (g)(i)	545	548
Open Text Corp. 5.625% 1/15/23 (g)	4,975	5,124
		10,971
Technology Hardware, Storage & Peripherals - 0.0%
Project Homestake Merger Corp. 8.875% 3/1/23 (g)	760	760
TOTAL INFORMATION TECHNOLOGY		59,506
MATERIALS - 0.3%
Chemicals - 0.1%
Hexion U.S. Finance Corp. 6.625% 4/15/20	2,810	2,684
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
LSB Industries, Inc. 7.75% 8/1/19	$ 425	$ 443
PolyOne Corp. 5.25% 3/15/23	1,360	1,421
SPCM SA 6% 1/15/22 (g)	555	577
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19	5,963	6,202
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (g)	585	633
W.R. Grace & Co. - Conn:
5.125% 10/1/21 (g)	885	916
5.625% 10/1/24 (g)	355	382
		13,258
Construction Materials - 0.0%
Calcipar SA 6.875% 5/1/18 (g)	720	738
CEMEX Finance LLC 6% 4/1/24 (g)	1,600	1,602
CEMEX S.A.B. de CV 5.2566% 9/30/15 (g)(i)	2,815	2,846
CRH America, Inc. 6% 9/30/16	2,470	2,645
Prince Mineral Holding Corp. 12.5% 12/15/19 (g)	405	405
		8,236
Containers & Packaging - 0.0%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (g)(i)	840	859
Ardagh Packaging Finance PLC 9.125% 10/15/20 (g)	685	735
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6% 6/30/21 (g)	800	779
6.25% 1/31/19 (g)	680	682
6.75% 1/31/21 (g)	785	793
7% 11/15/20 (g)	126	125
9.125% 10/15/20 (g)	690	737
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (g)	555	477
Crown Americas LLC/Crown Americas Capital Corp. III 6.25% 2/1/21	2,040	2,162
Owens-Illinois, Inc. 7.8% 5/15/18	350	394
Sealed Air Corp. 6.5% 12/1/20 (g)	1,065	1,206
Tekni-Plex, Inc. 9.75% 6/1/19 (g)	724	786
		9,735
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - 0.2%
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (g)	$ 255	$ 263
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (g)	7,189	7,589
4.25% 7/17/42 (g)	1,226	1,194
4.5% 8/13/23 (Reg. S)	8,600	9,323
4.875% 11/4/44 (g)	3,218	3,421
4.875% 11/4/44 (Reg. S)	4,000	4,252
5.625% 10/18/43 (g)	1,793	2,100
Edgen Murray Corp. 8.75% 11/1/20 (g)	737	805
Essar Steel Algoma, Inc. 9.5% 11/15/19 (g)	2,080	1,947
JMC Steel Group, Inc. 8.25% 3/15/18 (g)	5,635	4,917
Murray Energy Corp.:
8.625% 6/15/21 (g)	185	179
9.5% 12/5/20 (g)	4,760	4,724
New Gold, Inc.:
6.25% 11/15/22 (g)	615	609
7% 4/15/20 (g)	345	357
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17	3,375	3,451
11.25% 10/15/18	755	793
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc. 6.375% 5/1/22 (g)	595	586
Steel Dynamics, Inc. 6.375% 8/15/22	990	1,062
Walter Energy, Inc.:
9.5% 10/15/19 (g)	1,115	741
12% 4/1/20 pay-in-kind (g)(i)	885	147
		48,460
Paper & Forest Products - 0.0%
Clearwater Paper Corp. 4.5% 2/1/23	1,250	1,244
TOTAL MATERIALS		80,933
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.7%
Altice Financing SA:
6.5% 1/15/22 (g)	2,300	2,381
6.625% 2/15/23 (g)	2,620	2,728
7.875% 12/15/19 (g)	550	584
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Altice Finco SA:
8.125% 1/15/24 (g)	$ 315	$ 334
9.875% 12/15/20 (g)	585	651
BellSouth Capital Funding Corp. 7.875% 2/15/30	68	91
Broadview Networks Holdings, Inc. 10.5% 11/15/17	1,908	1,812
CenturyLink, Inc.:
5.15% 6/15/17	440	464
6% 4/1/17	3,101	3,318
6.15% 9/15/19	3,331	3,639
Eileme 2 AB 11.625% 1/31/20 (g)	1,725	1,948
Embarq Corp.:
7.082% 6/1/16	3,728	3,986
7.995% 6/1/36	37,546	43,929
FairPoint Communications, Inc. 8.75% 8/15/19 (g)	1,340	1,394
Intelsat Luxembourg SA:
7.75% 6/1/21	4,960	4,594
8.125% 6/1/23	1,090	1,014
Level 3 Communications, Inc.:
5.75% 12/1/22	1,295	1,331
8.875% 6/1/19	435	461
Level 3 Financing, Inc.:
5.375% 8/15/22	2,110	2,183
6.125% 1/15/21	1,405	1,488
7% 6/1/20	1,460	1,570
Lynx I Corp. 5.375% 4/15/21 (g)	770	814
Lynx II Corp. 6.375% 4/15/23 (g)	435	470
Sprint Capital Corp.:
6.875% 11/15/28	1,005	945
6.9% 5/1/19	3,975	4,114
8.75% 3/15/32	1,500	1,584
Verizon Communications, Inc.:
2.625% 2/21/20 (g)	8,041	8,113
4.5% 9/15/20	38,502	42,345
5.012% 8/21/54 (g)	19,396	20,263
6.1% 4/15/18	1,909	2,158
6.25% 4/1/37	3,729	4,685
6.4% 9/15/33	5,323	6,749
6.55% 9/15/43	14,925	19,639
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Virgin Media Finance PLC 6% 10/15/24 (g)	$ 930	$ 1,000
Wind Acquisition Finance SA 4.75% 7/15/20 (g)	1,670	1,687
		194,466
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV:
2.375% 9/8/16	307	312
3.625% 3/30/15	2,672	2,678
Clearwire Communications LLC/Clearwire Finance, Inc. 14.75% 12/1/16 (g)	3,050	3,660
Digicel Group Ltd.:
6% 4/15/21 (g)	2,805	2,784
6.75% 3/1/23 (g)	2,095	2,113
7% 2/15/20 (g)	275	282
7.125% 4/1/22 (g)	2,200	2,096
8.25% 9/30/20 (g)	6,270	6,342
Intelsat Jackson Holdings SA:
5.5% 8/1/23	2,315	2,191
6.625% 12/15/22 (Reg. S)	5,045	4,931
7.5% 4/1/21	3,895	4,080
SBA Communications Corp. 5.625% 10/1/19	1,870	1,968
Sprint Communications, Inc.:
6% 11/15/22	9,365	9,072
9% 11/15/18 (g)	6,595	7,667
Sprint Corp.:
7.125% 6/15/24	870	866
7.25% 9/15/21	2,575	2,625
7.875% 9/15/23	2,575	2,659
T-Mobile U.S.A., Inc.:
5.25% 9/1/18	940	978
6% 3/1/23	2,590	2,701
6.25% 4/1/21	2,010	2,103
6.464% 4/28/19	420	436
6.542% 4/28/20	1,475	1,568
6.625% 4/1/23	3,005	3,182
6.633% 4/28/21	1,335	1,420
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
T-Mobile U.S.A., Inc.: - continued
6.731% 4/28/22	$ 985	$ 1,049
6.836% 4/28/23	385	411
		70,174
TOTAL TELECOMMUNICATION SERVICES		264,640
UTILITIES - 1.0%
Electric Utilities - 0.7%
AmerenUE 6.4% 6/15/17	4,026	4,463
American Transmission Systems, Inc. 5% 9/1/44 (g)	2,007	2,300
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (g)	3,934	4,622
6.4% 9/15/20 (g)	10,769	12,765
Edison International 3.75% 9/15/17	3,355	3,553
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
11% 10/1/21 (d)	4,208	5,060
11.75% 3/1/22 (d)(g)	13,655	16,352
Eversource Energy 1.45% 5/1/18	1,511	1,497
FirstEnergy Corp.:
2.75% 3/15/18	7,307	7,448
4.25% 3/15/23	23,348	24,583
7.375% 11/15/31	31,788	40,560
FirstEnergy Solutions Corp. 6.05% 8/15/21	9,830	10,922
IPALCO Enterprises, Inc. 7.25% 4/1/16 (g)	3,670	3,863
LG&E and KU Energy LLC:
2.125% 11/15/15	3,785	3,816
3.75% 11/15/20	745	781
Mirant Americas Generation LLC 9.125% 5/1/31	460	426
Nevada Power Co.:
6.5% 5/15/18	5,100	5,852
6.5% 8/1/18	1,191	1,377
NSG Holdings II, LLC 7.75% 12/15/25 (g)	5,023	5,412
NV Energy, Inc. 6.25% 11/15/20	1,666	1,960
Pennsylvania Electric Co. 6.05% 9/1/17	450	499
Pepco Holdings, Inc. 2.7% 10/1/15	3,805	3,843
Progress Energy, Inc. 4.4% 1/15/21	336	372
RJS Power Holdings LLC 5.125% 7/15/19 (g)	2,150	2,118
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
TECO Finance, Inc.:
4% 3/15/16	$ 1,242	$ 1,281
5.15% 3/15/20	2,029	2,267
West Penn Power Co. 5.95% 12/15/17 (g)	10,500	11,657
		179,649
Gas Utilities - 0.0%
AmeriGas Finance LLC/AmeriGas Finance Corp. 7% 5/20/22	1,785	1,910
Southern Natural Gas Co. 5.9% 4/1/17 (g)	260	281
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,753	1,840
Texas Eastern Transmission LP 6% 9/15/17 (g)	948	1,046
		5,077
Independent Power and Renewable Electricity Producers - 0.1%
Calpine Corp.:
5.375% 1/15/23	1,475	1,497
5.75% 1/15/25	635	648
6% 1/15/22 (g)	1,115	1,216
7.875% 1/15/23 (g)	2,470	2,773
Dynegy Finance I, Inc./Dynegy Finance II, Inc.:
6.75% 11/1/19 (g)	1,075	1,125
7.375% 11/1/22 (g)	3,805	4,029
7.625% 11/1/24 (g)	2,865	3,040
GenOn Energy, Inc. 9.875% 10/15/20	1,743	1,769
NRG Energy, Inc. 6.625% 3/15/23	2,550	2,678
TerraForm Power Operating LLC 5.875% 2/1/23 (g)	845	879
The AES Corp.:
5.5% 3/15/24	745	756
7.375% 7/1/21	435	486
7.75% 10/15/15	1,109	1,155
TXU Corp.:
5.55% 11/15/14 (d)	61	57
6.5% 11/15/24 (d)	3,550	3,302
6.55% 11/15/34 (d)	7,200	6,696
		32,106
Multi-Utilities - 0.2%
Dominion Resources, Inc.:
2.5566% 9/30/66 (i)	19,347	17,987
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
Dominion Resources, Inc.: - continued
7.5% 6/30/66 (i)	$ 2,474	$ 2,560
National Grid PLC 6.3% 8/1/16	845	912
NiSource Finance Corp.:
4.45% 12/1/21	2,441	2,649
5.25% 9/15/17	1,120	1,224
5.45% 9/15/20	5,259	6,020
6.4% 3/15/18	2,468	2,811
6.8% 1/15/19	2,710	3,191
PG&E Corp. 2.4% 3/1/19	791	797
Puget Energy, Inc. 6% 9/1/21	691	821
Sempra Energy 2.3% 4/1/17	5,903	6,026
Wisconsin Energy Corp. 6.25% 5/15/67 (i)	3,876	3,895
		48,893
TOTAL UTILITIES		265,725
TOTAL NONCONVERTIBLE BONDS		3,945,315
TOTAL CORPORATE BONDS (Cost $3,812,490)		3,948,211
U.S. Government and Government Agency Obligations - 4.8%

U.S. Treasury Inflation-Protected Obligations - 0.6%
U.S. Treasury Inflation-Indexed Bonds 0.75% 2/15/45	66,000	67,331
U.S. Treasury Inflation-Indexed Bonds 1.375% 2/15/44	77,334	91,914
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		159,245
U.S. Treasury Obligations - 4.2%
U.S. Treasury Bonds:
2.5% 2/15/45	15,990	15,675
3% 11/15/44	97,584	105,840
U.S. Treasury Notes:
0.875% 1/15/18	309,237	308,295
1% 2/15/18	507,432	507,392
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2% 2/15/25	$ 90,735	$ 90,742
2.25% 11/15/24	55,524	56,734
TOTAL U.S. TREASURY OBLIGATIONS		1,084,678
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,232,941)		1,243,923
U.S. Government Agency - Mortgage Securities - 1.2%

Fannie Mae - 1.0%
2.053% 6/1/36 (i)	125	134
2.389% 7/1/37 (i)	227	243
2.5% 1/1/28 to 4/1/43	10,891	11,126
3% 5/1/27 to 8/1/43	42	44
3.5% 7/1/21 to 1/1/44	209,037	220,541
4% 11/1/40 to 10/1/42	1,662	1,782
4.5% 11/1/19 to 7/1/26	1,010	1,082
5% 4/1/41 to 10/1/41	3,824	4,255
5.5% 9/1/23 to 4/1/39	3,777	4,256
6% 7/1/35 to 8/1/37	3,025	3,472
6.5% 7/1/32 to 8/1/36	509	595
TOTAL FANNIE MAE		247,530
Freddie Mac - 0.1%
3.136% 10/1/35 (i)	153	164
3.5% 8/1/42 to 4/1/43	6,406	6,711
4% 6/1/24 to 8/1/44	15,133	16,272
4.5% 3/1/41 to 4/1/41	7,959	8,670
5% 3/1/19 to 7/1/41	2,538	2,767
5.5% 1/1/38	598	673
6% 7/1/37 to 8/1/37	278	318
6.5% 3/1/36	1,926	2,251
TOTAL FREDDIE MAC		37,826
Ginnie Mae - 0.1%
3% 1/20/45	1,200	1,234
3.5% 7/20/42 to 8/20/43	7,085	7,453
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
4% 8/15/39 to 5/15/43	$ 7,798	$ 8,358
4.5% 4/20/41	2,955	3,217
5% 2/15/39 to 5/15/39	896	1,007
5.5% 6/15/35 to 9/15/39	2,759	3,157
TOTAL GINNIE MAE		24,426
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $305,073)		309,782
Asset-Backed Securities - 0.3%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6383% 4/25/35 (i)	504	437
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1.8183% 3/25/34 (i)	215	211
AmeriCredit Automobile Receivables Trust Series 2013-4:
Class C, 2.72% 9/9/19	1,240	1,260
Class D, 3.31% 10/8/19	770	789
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2183% 12/25/33 (i)	39	36
Series 2004-R2 Class M3, 0.9933% 4/25/34 (i)	68	47
Series 2005-R2 Class M1, 0.621% 4/25/35 (i)	131	131
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9495% 3/25/34 (i)	36	34
Series 2004-W11 Class M2, 1.221% 11/25/34 (i)	426	411
Series 2004-W7 Class M1, 0.9933% 5/25/34 (i)	1,108	1,058
Series 2006-W4 Class A2C, 0.331% 5/25/36 (i)	892	309
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 0.9933% 4/25/34 (i)	1,360	1,243
Series 2006-HE2 Class M1, 0.5383% 3/25/36 (i)	18	2
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.311% 12/25/36 (i)	1,368	912
CFC LLC Series 2013-1A Class A, 1.65% 7/17/17 (g)	194	194
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.626% 4/25/34 (i)	57	47
Series 2004-4 Class M2, 0.966% 6/25/34 (i)	87	78
Series 2004-7 Class AF5, 5.868% 1/25/35	1,778	1,828
Fannie Mae Series 2004-T5 Class AB3, 0.9831% 5/28/35 (i)	30	28
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3445% 8/25/34 (i)	$ 221	$ 195
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 0.996% 3/25/34 (i)	10	10
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9033% 1/25/35 (i)	720	593
Class M4, 1.1883% 1/25/35 (i)	264	173
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6416% 2/25/47 (g)(i)	1,226	1,054
GE Business Loan Trust:
Series 2003-1 Class A, 0.603% 4/15/31 (g)(i)	32	31
Series 2006-2A:
Class A, 0.353% 11/15/34 (g)(i)	612	584
Class B, 0.453% 11/15/34 (g)(i)	221	205
Class C, 0.553% 11/15/34 (g)(i)	367	324
Class D, 0.923% 11/15/34 (g)(i)	140	122
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.491% 8/25/33 (i)	198	186
Series 2003-3 Class M1, 1.461% 8/25/33 (i)	371	358
Series 2003-5 Class A2, 0.871% 12/25/33 (i)	25	24
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.361% 1/25/37 (i)	1,137	730
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.4683% 7/25/36 (i)	2,404	1,058
Series 2007-CH1 Class AV4, 0.2983% 11/25/36 (i)	545	540
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.5846% 12/27/29 (i)	149	148
Series 2006-A Class 2C, 1.4046% 3/27/42 (i)	2,016	355
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4683% 5/25/37 (i)	306	3
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.921% 7/25/34 (i)	86	63
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.146% 7/25/34 (i)	282	254
Series 2006-FM1 Class A2B, 0.2783% 4/25/37 (i)	380	353
Series 2006-OPT1 Class A1A, 0.691% 6/25/35 (i)	1,357	1,296
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8483% 8/25/34 (i)	44	40
Series 2005-NC1 Class M1, 0.831% 1/25/35 (i)	262	245
Series 2005-NC2 Class B1, 1.926% 3/25/35 (i)	185	4
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.681% 9/25/35 (i)	1,083	966
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.0433% 9/25/34 (i)	$ 405	$ 379
Class M4, 2.3433% 9/25/34 (i)	519	313
Series 2005-WCH1 Class M4, 1.001% 1/25/36 (i)	1,120	992
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.971% 4/25/33 (i)	4	4
Santander Drive Auto Receivables Trust:
Series 2014-2 Class C, 2.33% 11/15/19	5,443	5,450
Series 2014-3:
Class B, 1.45% 5/15/19	19,055	18,966
Class C, 2.13% 8/17/20	19,051	18,988
Series 2014-4 Class C, 2.6% 11/16/20	3,030	3,047
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9633% 3/25/35 (i)	664	603
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.1906% 6/15/33 (i)	596	576
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.896% 9/25/34 (i)	34	30
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0283% 9/25/34 (i)	22	19
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8156% 4/6/42 (g)(i)	1,530	811
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0561% 10/25/44 (g)(i)	1,358	1,369
TOTAL ASSET-BACKED SECURITIES (Cost $63,455)		70,516
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.1%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.731% 1/25/35 (i)	934	908
Citigroup Mortgage Loan Trust sequential payer Series 2012-A Class A, 2.5% 6/25/51 (g)	2,559	2,518
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.5591% 10/25/34 (i)	461	461
Granite Master Issuer PLC floater:
Series 2006-3 Class M2, 0.7335% 12/20/54 (i)	4,540	4,457
Series 2006-4 Class M1, 0.5135% 12/20/54 (i)	829	807
Series 2007-1:
Class 1M1, 0.4735% 12/20/54 (i)	1,114	1,081
Class 2M1, 0.6735% 12/20/54 (i)	1,431	1,402
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2007-2 Class 2C1, 1.033% 12/17/54 (i)	$ 1,981	$ 1,938
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7066% 1/20/44 (i)	326	339
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.4665% 8/25/36 (i)	1,027	881
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.381% 5/25/47 (i)	347	325
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.341% 2/25/37 (i)	654	599
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4583% 7/25/35 (i)	925	873
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5163% 6/10/35 (g)(i)	337	314
Class B6, 3.0163% 6/10/35 (g)(i)	72	67
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2236% 7/20/34 (i)	19	18
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5122% 4/25/33 (i)	134	134
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.371% 9/25/36 (i)	1,350	1,260
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 0.8083% 9/25/43 (i)	2,113	2,018
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $13,353)		20,400
Commercial Mortgage Securities - 1.8%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5642% 2/14/43 (i)(k)	250	4
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.711% 5/10/45 (i)	109	110
Series 2006-3 Class A4, 5.889% 7/10/44	7,050	7,376
Series 2006-5 Class A2, 5.317% 9/10/47	1,221	1,220
Series 2006-6 Class A3, 5.369% 10/10/45	1,824	1,849
Series 2005-3 Class A3B, 5.09% 7/10/43 (i)	2,833	2,846
Series 2006-6 Class E, 5.619% 10/10/45 (g)	527	73
Series 2007-3:
Class A3, 5.5907% 6/10/49 (i)	1,084	1,086
Class A4, 5.5907% 6/10/49 (i)	14,446	15,432
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	$ 1,865	$ 1,989
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.446% 12/25/33 (g)(i)	28	26
Series 2005-3A:
Class A2, 0.571% 11/25/35 (g)(i)	249	226
Class M1, 0.611% 11/25/35 (g)(i)	33	29
Class M2, 0.661% 11/25/35 (g)(i)	42	32
Class M3, 0.681% 11/25/35 (g)(i)	37	28
Class M4, 0.771% 11/25/35 (g)(i)	46	35
Series 2005-4A:
Class A2, 0.561% 1/25/36 (g)(i)	640	568
Class B1, 1.571% 1/25/36 (g)(i)	27	12
Class M1, 0.621% 1/25/36 (g)(i)	206	163
Class M2, 0.641% 1/25/36 (g)(i)	62	48
Class M3, 0.671% 1/25/36 (g)(i)	90	67
Class M4, 0.781% 1/25/36 (g)(i)	50	36
Class M5, 0.821% 1/25/36 (g)(i)	50	35
Class M6, 0.871% 1/25/36 (g)(i)	53	35
Series 2006-1:
Class A2, 0.531% 4/25/36 (g)(i)	102	90
Class M1, 0.551% 4/25/36 (g)(i)	37	29
Class M2, 0.571% 4/25/36 (g)(i)	39	30
Class M3, 0.591% 4/25/36 (g)(i)	33	25
Class M4, 0.691% 4/25/36 (g)(i)	19	14
Class M5, 0.731% 4/25/36 (g)(i)	18	13
Class M6, 0.811% 4/25/36 (g)(i)	37	25
Series 2006-2A:
Class M1, 0.481% 7/25/36 (g)(i)	92	70
Class M2, 0.501% 7/25/36 (g)(i)	65	48
Class M3, 0.521% 7/25/36 (g)(i)	54	38
Class M4, 0.591% 7/25/36 (g)(i)	36	24
Class M5, 0.641% 7/25/36 (g)(i)	45	28
Series 2006-3A Class M4, 0.601% 10/25/36 (g)(i)	37	4
Series 2006-4A:
Class A2, 0.441% 12/25/36 (g)(i)	1,946	1,711
Class M1, 0.461% 12/25/36 (g)(i)	129	99
Class M2, 0.481% 12/25/36 (g)(i)	86	56
Class M3, 0.511% 12/25/36 (g)(i)	88	48
Series 2007-1 Class A2, 0.441% 3/25/37 (g)(i)	395	340
Series 2007-2A:
Class A1, 0.441% 7/25/37 (g)(i)	414	349
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-2A:
Class A2, 0.491% 7/25/37 (g)(i)	$ 388	$ 311
Class M1, 0.541% 7/25/37 (g)(i)	136	47
Class M2, 0.581% 7/25/37 (g)(i)	74	15
Class M3, 0.661% 7/25/37 (g)(i)	57	4
Series 2007-3:
Class A2, 0.461% 7/25/37 (g)(i)	409	342
Class M1, 0.481% 7/25/37 (g)(i)	82	63
Class M2, 0.511% 7/25/37 (g)(i)	87	56
Class M3, 0.541% 7/25/37 (g)(i)	137	58
Class M4, 0.671% 7/25/37 (g)(i)	215	66
Class M5, 0.771% 7/25/37 (g)(i)	104	17
Series 2007-4A:
Class M1, 1.1183% 9/25/37 (g)(i)	164	31
Class M2, 1.2183% 9/25/37 (g)(i)	47	7
Series 2004-1, Class IO, 1.25% 4/25/34 (g)(k)	905	34
Series 2006-3A, Class IO, 0% 10/25/36 (g)(i)(k)	17,793	0
Series 2007-5A, Class IO, 4.186% 10/25/37 (g)(i)(k)	2,580	55
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer:
Series 2007-PW16:
Class A4, 5.7072% 6/11/40 (i)	534	574
Class AAB, 5.7072% 6/11/40 (i)	2,266	2,310
Series 2007-PW18 Class A4, 5.7% 6/11/50	4,380	4,740
Series 2006-T22 Class A4, 5.5714% 4/12/38 (i)	105	108
Series 2007-PW18 Class X2, 0.2845% 6/11/50 (g)(i)(k)	41,984	141
Series 2007-T28 Class X2, 0.1365% 9/11/42 (g)(i)(k)	26,148	36
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24 (g)(i)	187	130
C-BASS Trust floater Series 2006-SC1 Class A, 0.4383% 5/25/36 (g)(i)	274	260
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class DPA, 3.1665% 12/15/27 (g)(i)	2,276	2,278
Citigroup Commercial Mortgage Trust Series 2007-C6 Class A4, 5.7131% 12/10/49 (i)	3,035	3,285
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4:
Class A3, 5.293% 12/11/49	83	84
Class A4, 5.322% 12/11/49	7,683	8,100
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (i)	1,019	990
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM Mortgage Trust pass-thru certificates floater Series 2005-F10A Class J, 1.023% 4/15/17 (g)(i)	$ 96	$ 96
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	915	959
Series 2007-C2 Class A2, 5.448% 1/15/49 (i)	18	18
Series 2007-C3 Class A4, 5.6983% 6/15/39 (i)	325	348
Series 2007-C5 Class A4, 5.695% 9/15/40 (i)	825	888
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.523% 4/15/22 (g)(i)	624	621
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CKN5 Class AX, 0% 9/15/34 (g)(i)(k)	3	0 *
Credit Suisse Mortgage Capital Certificates Series 2007-C1 Class B, 5.487% 2/15/40 (g)(i)	1,394	152
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 0.971% 12/5/31 (g)(i)	1,329	1,324
Class A2FL, 0.871% 12/5/31 (g)(i)	1,380	1,376
Class BFL, 1.271% 12/5/31 (g)(i)	5,070	5,059
Class CFL, 1.671% 12/5/31 (g)(i)	3,690	3,680
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/19 (g)	6,410	6,492
Class CFX, 3.3822% 12/15/19 (g)	5,380	5,354
Class DFX, 3.3822% 12/15/19 (g)	4,559	4,454
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	10,052	10,650
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	28,618	30,335
Series 2006-GG7 Class A4, 5.8188% 7/10/38 (i)	7,423	7,714
GS Mortgage Securities Corp. II Series 2006-GG6 Class A4, 5.553% 4/10/38 (i)	4,091	4,173
GS Mortgage Securities Trust sequential payer Series 2006-GG8:
Class A1A, 5.547% 11/10/39	2,074	2,198
Class A4, 5.56% 11/10/39	3,855	4,060
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (g)	1,180	1,198
Class DFX, 4.4065% 11/5/30 (g)	11,029	11,232
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A:
Class E, 0.453% 11/15/18 (g)(i)	104	103
Class F, 0.503% 11/15/18 (g)(i)	265	257
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
floater:
Series 2006-FL2A:
Class G, 0.533% 11/15/18 (g)(i)	$ 230	$ 222
Class H, 0.673% 11/15/18 (g)(i)	176	169
Series 2014-BXH:
Class C, 1.823% 4/15/27 (g)(i)	1,775	1,773
Class D, 2.423% 4/15/27 (g)(i)	3,781	3,768
sequential payer:
Series 2006-CB17 Class A4, 5.429% 12/12/43	2,114	2,220
Series 2006-LDP8:
Class A1A, 5.397% 5/15/45	7,499	7,835
Class A4, 5.399% 5/15/45	526	550
Series 2006-LDP9 Class A3, 5.336% 5/15/47	14,758	15,587
Series 2007-CB19 Class A4, 5.6985% 2/12/49 (i)	3,228	3,464
Series 2007-LD11 Class A4, 5.7953% 6/15/49 (i)	31,964	34,218
Series 2007-LDPX Class A3, 5.42% 1/15/49	13,948	14,824
Series 2006-LDP7 Class A4, 5.8754% 4/15/45 (i)	1,505	1,564
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (i)	54	1
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9055% 7/15/44 (i)	743	803
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.125% 4/25/21 (i)	4	4
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A4, 5.372% 9/15/39	410	431
Series 2006-C7 Class A2, 5.3% 11/15/38	471	476
Series 2007-C1 Class A4, 5.424% 2/15/40	12,610	13,406
Series 2007-C2 Class A3, 5.43% 2/15/40	1,617	1,721
Series 2007-C6 Class A4, 5.858% 7/15/40 (i)	1,057	1,112
Series 2007-C7 Class A3, 5.866% 9/15/45	1,385	1,516
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.4198% 1/12/44 (g)(i)	793	774
Series 2008-C1 Class A4, 5.69% 2/12/51	1,430	1,553
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (i)	201	204
Series 2007-5:
Class A4, 5.378% 8/12/48	6,990	7,399
Class B, 5.479% 8/12/48	2,736	1,427
Series 2007-6 Class A4, 5.485% 3/12/51 (i)	7,400	7,919
Series 2007-7 Class A4, 5.7473% 6/12/50 (i)	3,192	3,436
Series 2007-6 Class B, 5.635% 3/12/51 (i)	912	284
Series 2007-7 Class B, 5.7473% 6/12/50 (i)	79	3
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
Series 2007-8 Class A3, 5.8862% 8/12/49 (i)	$ 787	$ 855
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.373% 7/15/19 (g)(i)	272	242
Series 2007-XLFA:
Class C, 0.327% 10/15/20 (g)(i)	4	4
Class D, 0.357% 10/15/20 (g)(i)	507	504
Class E, 0.417% 10/15/20 (g)(i)	634	628
Class F, 0.467% 10/15/20 (g)(i)	380	377
Class G, 0.507% 10/15/20 (g)(i)	470	464
Class H, 0.597% 10/15/20 (g)(i)	296	286
Class J, 0.747% 10/15/20 (g)(i)	171	157
sequential payer:
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (i)	79	79
Series 2007-IQ15 Class A4, 5.9083% 6/11/49 (i)	29,956	32,356
Series 2006-IQ11 Class A4, 5.6614% 10/15/42 (i)	224	228
Series 2007-IQ14:
Class A4, 5.692% 4/15/49	1,368	1,466
Class AAB, 5.654% 4/15/49	1,185	1,211
Class B, 5.7403% 4/15/49 (i)	224	19
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (g)	122	41
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class G, 0.533% 9/15/21 (g)(i)	137	135
Class J, 0.773% 9/15/21 (g)(i)	300	285
Series 2007-WHL8:
Class F, 0.653% 6/15/20 (g)(i)	3,171	3,039
Class LXR1, 0.873% 6/15/20 (g)(i)	112	109
sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	15,721	16,742
Series 2007-C31:
Class A4, 5.509% 4/15/47	47,617	50,065
Class A5, 5.5% 4/15/47	20,438	22,009
Series 2007-C33:
Class A4, 5.9428% 2/15/51 (i)	23,494	25,049
Class A5, 5.9428% 2/15/51 (i)	10,259	11,179
Series 2005-C19 Class B, 4.892% 5/15/44	912	918
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2005-C22:
Class B, 5.3597% 12/15/44 (i)	$ 2,022	$ 2,002
Class F, 5.3597% 12/15/44 (g)(i)	1,521	384
Series 2006-C23 Class A5, 5.416% 1/15/45 (i)	5,005	5,154
Series 2006-C27 Class A1A, 5.749% 7/15/45 (i)	7,904	8,301
Series 2007-C30:
Class C, 5.483% 12/15/43 (i)	2,736	2,708
Class D, 5.513% 12/15/43 (i)	1,459	1,358
Series 2007-C31 Class C, 5.6742% 4/15/47 (i)	251	247
Series 2007-C31A Class A2, 5.421% 4/15/47	631	631
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $471,110)		481,144
Municipal Securities - 1.3%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (i)	1,700	1,713
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	1,095	1,660
7.3% 10/1/39	16,765	25,273
7.5% 4/1/34	7,195	10,913
7.55% 4/1/39	27,365	43,298
7.6% 11/1/40	16,125	25,982
7.625% 3/1/40	2,445	3,867
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	1,170	1,255
Series 2010 C1, 7.781% 1/1/35	6,325	7,664
Series 2012 B, 5.432% 1/1/42	3,515	3,271
6.05% 1/1/29	400	422
6.314% 1/1/44	12,335	12,900
Illinois Fin. Auth. Rev. Series 2013 A, 4.545% 10/1/18	32,000	32,938
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	585	609
5.1% 6/1/33	70,725	71,377
Series 2010-1, 6.63% 2/1/35	25,440	28,667
Series 2010-3:
5.547% 4/1/19	155	169
6.725% 4/1/35	11,505	13,060
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois Gen. Oblig.: - continued
Series 2010-3:
7.35% 7/1/35	$ 4,495	$ 5,363
Series 2011:
4.961% 3/1/16	495	513
5.365% 3/1/17	185	199
5.665% 3/1/18	7,935	8,653
5.877% 3/1/19	17,935	19,871
Series 2013:
1.28% 12/1/15	4,270	4,279
4% 12/1/20	6,040	6,202
TOTAL MUNICIPAL SECURITIES (Cost $309,621)		330,118
Foreign Government and Government Agency Obligations - 0.1%

Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (g)	5,555	5,590
6.369% 6/16/18 (g)	10,462	11,184
Italian Republic 5.375% 6/12/17	4,115	4,484
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $21,354)		21,258
Bank Loan Obligations - 0.6%

CONSUMER DISCRETIONARY - 0.2%
Diversified Consumer Services - 0.0%
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (i)	10,272	9,630
Hotels, Restaurants & Leisure - 0.1%
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (i)	2,182	2,106
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (i)	443	402
Fantasy Springs Resort Casino term loan 12% 8/6/12 (d)(i)	8,755	6,916
Landry's Restaurants, Inc. Tranche B, term loan 4% 4/24/18 (i)	7,471	7,476
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (i)	$ 627	$ 623
Station Casinos LLC Tranche B, term loan 4.25% 3/1/20 (i)	1,637	1,637
		19,160
Household Durables - 0.0%
Serta Simmons Holdings, LLC Tranche B, term loan 4.25% 10/1/19 (i)	1,608	1,610
Leisure Products - 0.0%
Bauer Performance Sports Ltd. Tranche B, term loan 4% 4/15/21 (i)	731	733
Media - 0.1%
Checkout Holding Corp.:
Tranche 2LN, term loan 7.75% 4/9/22 (i)	615	517
Tranche B 1LN, term loan 4.5% 4/9/21 (i)	1,298	1,240
Cumulus Media Holdings, Inc. Tranch B 1LN, term loan 4.25% 12/23/20 (i)	3,187	3,139
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 4.25% 5/22/18 (i)	170	169
Karman Buyer Corp. Tranche 2LN, term loan 7.5% 7/25/22 (i)	85	85
Liberty Cablevision of Puerto Rico:
Tranche 1LN, term loan 4.5% 1/7/22 (i)	110	108
Tranche 2LN, term loan 7.75% 7/7/23 (i)	435	436
McGraw-Hill School Education Tranche B, term loan 6.25% 12/18/19 (i)	3,604	3,604
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (i)	733	733
		10,031
TOTAL CONSUMER DISCRETIONARY		41,164
CONSUMER STAPLES - 0.0%
Personal Products - 0.0%
Revlon Consumer Products Corp. term loan 4% 8/19/19 (i)	1,112	1,111
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Drillships Ocean Ventures, Inc. Tranche B, term loan 5.5% 7/25/21 (i)	283	238
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (i)	$ 380	$ 303
Sheridan Production Partners I Tranche A, term loan 4.25% 12/16/20 (i)	54	48
		589
Oil, Gas & Consumable Fuels - 0.1%
American Energy-Marcellus LLC Tranche B 1LN, term loan 5.25% 8/4/20 (i)	1,675	1,415
Citgo Holding, Inc. Tranche B, term loan 9.5% 5/12/18 (i)	1,965	1,961
Fieldwood Energy, LLC:
Tranche 2LN, term loan 8.375% 9/30/20 (i)	7,740	5,960
Tranche B 1LN, term loan 3.875% 9/30/18 (i)	1,540	1,474
Samson Investment Co. Tranche B 2LN, term loan 5% 9/25/18 (i)	3,249	2,071
Sheridan Investment Partners I term loan 4.25% 12/16/20 (i)	391	348
Sheridan Investment Partners I, LLC Tranche B 2LN, term loan 4.25% 10/1/19 (i)	7,084	6,588
Sheridan Production Partners I Tranche M, term loan 4.25% 12/16/20 (i)	20	18
Targa Resources Corp. term loan 5.75% 2/27/22 (i)	1,165	1,162
		20,997
TOTAL ENERGY		21,586
FINANCIALS - 0.0%
Capital Markets - 0.0%
HarbourVest Partners LLC Tranche B, term loan 3.25% 2/4/21 (i)	206	203
Diversified Financial Services - 0.0%
TransUnion LLC Tranche B, term loan 4% 4/9/21 (i)	3,032	3,026
Real Estate Management & Development - 0.0%
DTZ U.S. Borrower LLC:
Tranche 2LN, term loan 9.25% 11/4/22 (i)	530	530
Tranche B 1LN, term loan 5.5% 11/4/21 (i)	1,320	1,327
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (i)	567	557
		2,414
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 2/15/18 (i)	$ 2,105	$ 2,005
TOTAL FINANCIALS		7,648
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.0%
American Renal Holdings, Inc.:
Tranche 2LN, term loan 8.5% 2/20/20 (i)	2,260	2,243
Tranche B 1LN, term loan 4.5% 8/20/19 (i)	1,979	1,974
		4,217
Health Care Providers & Services - 0.1%
DaVita HealthCare Partners, Inc. Tranche B, term loan 3.5% 6/24/21 (i)	3,174	3,182
Dialysis Newco, Inc.:
Tranche 2LN, term loan 7.75% 10/22/21 (i)	665	660
Tranche B 1LN, term loan 4.5% 4/23/21 (i)	7,037	6,985
MPH Acquisition Holdings LLC Tranche B, term loan 3.75% 3/31/21 (i)	401	398
Rural/Metro Corp.:
Tranche 2LN, term loan 14.5% 1/31/16	27	24
Tranche B, term loan 19.5% 1/31/16	86	78
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 8.5% 1/3/20 (i)	5,065	5,090
Tranche B 2LN, term loan 4.25% 7/3/19 (i)	1,784	1,779
		18,196
Life Sciences Tools & Services - 0.0%
Patheon, Inc. Tranche B, term loan 4.25% 3/11/21 (i)	1,343	1,333
Pharmaceuticals - 0.0%
Pharmedium Healthcare Corp. Tranche B 1LN, term loan 4.25% 1/28/21 (i)	261	257
TOTAL HEALTH CARE		24,003
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
TransDigm, Inc. Tranche D, term loan 3.75% 6/4/21 (i)	1,313	1,310
Commercial Services & Supplies - 0.0%
The Brickman Group, Ltd. Tranche B 1LN, term loan 4% 12/18/20 (i)	4,084	4,044
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 0.0%
Atlantic Power Ltd. Partnership Tranche B LN, term loan 4.75% 2/24/21 (i)	$ 226	$ 225
Professional Services - 0.0%
AlixPartners LLP:
Tranche 2LN, term loan 9% 7/10/21 (i)	2,210	2,221
Tranche B 2LN, term loan 4% 7/10/20 (i)	795	793
		3,014
TOTAL INDUSTRIALS		8,593
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.0%
Atkore International, Inc.:
Tranche 2LN, term loan 7.75% 10/9/21 (i)	750	713
Tranche B 1LN, term loan 4.5% 4/9/21 (i)	1,343	1,303
		2,016
IT Services - 0.1%
First Data Corp. Tranche B, term loan 3.6715% 3/24/18 (i)	7,260	7,247
Semiconductors & Semiconductor Equipment - 0.0%
Freescale Semiconductor, Inc. Tranche B 4LN, term loan 4.25% 3/1/20 (i)	2,317	2,311
Software - 0.0%
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/30/20 (i)	2,250	2,295
Tranche B 1LN, term loan 4.5% 10/30/19 (i)	1,167	1,170
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (i)	581	572
Tranche 2LN, term loan 8% 4/9/22 (i)	2,620	2,489
		6,526
TOTAL INFORMATION TECHNOLOGY		18,100
MATERIALS - 0.0%
Chemicals - 0.0%
American Rock Salt Co. LLC Tranche B 1LN, term loan 4.75% 5/20/21 (i)	1,423	1,412
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Chemicals - continued
Arizona Chem U.S., Inc. Tranche B 1LN, term loan 4.5% 6/12/21 (i)	$ 145	$ 144
Royal Adhesives & Sealants LLC Tranche 2LN, term loan 9.75% 1/31/19 (i)	1,190	1,205
		2,761
Containers & Packaging - 0.0%
Anchor Glass Container Corp. Tranche B, term loan 4.25% 6/30/21 (i)	362	362
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (i)	1,069	1,064
		1,426
Metals & Mining - 0.0%
Murray Energy Corp. Tranche B 1LN, term loan 5.25% 12/5/19 (i)	1,470	1,417
TOTAL MATERIALS		5,604
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Altice Financing SA Tranche B, term loan 5.5% 6/24/19 (i)	5,722	5,751
LTS Buyer LLC Tranche 2LN, term loan 8% 4/12/21 (i)	41	40
		5,791
UTILITIES - 0.1%
Electric Utilities - 0.0%
Calpine Construction Finance Co. LP Tranche B 2LN, term loan 3.25% 1/31/22 (i)	3,371	3,316
Gas Utilities - 0.0%
Everest Acquisition LLC Tranche B 3LN, term loan 3.5% 5/24/18 (i)	487	471
Independent Power and Renewable Electricity Producers - 0.1%
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 6/19/16 (i)	25,472	25,647
TOTAL UTILITIES		29,434
TOTAL BANK LOAN OBLIGATIONS (Cost $166,239)		163,034
Bank Notes - 0.0%
	Principal Amount (000s)	Value (000s)
Discover Bank (Delaware) 3.2% 8/9/21 (Cost $8,158)	$ 8,178	$ 8,353
Preferred Securities - 0.2%

FINANCIALS - 0.2%
Banks - 0.2%
Bank of America Corp. 5.2% (h)(i)	6,665	6,517
Barclays Bank PLC 7.625% 11/21/22	5,205	6,067
Citigroup, Inc.:
5.35% (h)(i)	14,740	14,395
5.9% (h)(i)	920	926
5.95% (h)(i)	1,325	1,348
Credit Agricole SA 6.625% (g)(h)(i)	10,000	10,050
JPMorgan Chase & Co. 5.15% (h)(i)	5,940	5,915
Wells Fargo & Co. 5.875% (h)(i)	1,095	1,159
		46,377
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (h)(i)	996	1,052
TOTAL PREFERRED SECURITIES (Cost $46,487)		47,429
Fixed-Income Funds - 3.6%
	Shares
Fidelity Mortgage Backed Securities Central Fund (j) (Cost $870,418)	8,503,099	933,980
Other - 0.0%

Other - 0.0%
Tribune Co. Claim (a) (Cost $11)	11,084	11
Money Market Funds - 4.2%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.13% (b)	1,002,879,354	$ 1,002,879
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	84,681,733	84,682
TOTAL MONEY MARKET FUNDS (Cost $1,087,561)		1,087,561
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $20,455,585)		25,962,300
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,192)
NET ASSETS - 100%		$ 25,960,108
TBA Sale Commitments
	Principal Amount (000s)
Ginnie Mae
4% 3/1/45 (Proceeds $3,610)	$ (3,400)	$ (3,616)
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $821,219,000 or 3.2% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(l) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.
(m) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

(n) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $421,727,000 or 1.6% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Blu Homes, Inc. Series A, 5.00%	6/10/13	$ 5,000
C. Wonder LLC Class A-1	12/27/12 - 6/25/13	$ 19,500
Corindus Vascular Robotics, Inc.	9/12/14	$ 12,500
Deem, Inc.	9/19/13	$ 8,065
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$ 4
Legend Pictures LLC	9/23/10 - 3/30/12	$ 37,645
Moda Operandi, Inc. Series E	12/18/14	$ 20,000
Roku, Inc. Series F, 8.00%	5/7/13	$ 5,000
Spotify Technology SA	11/14/12	$ 15,028
Station Holdco LLC	6/17/11	$ 1,131
Station Holdco LLC	4/1/13	$ 10
Station Holdco LLC unit	4/1/13	$ 0*
Station Holdco LLC warrants 6/15/18	8/11/08 - 8/15/08	$ 6,416
Tory Burch LLC	12/31/12	$ 17,505
Security	Acquisition Date	Acquisition Cost (000s)
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$ 25,000
Vice Holding, Inc.	7/18/14	$ 29,997
Vice Holding, Inc. Series A	8/3/12	$ 34,999
WP Rocket Holdings, Inc.	6/24/11 - 2/2/15	$ 3,024
WP Rocket Holdings, Inc. Class C 19.50%	2/2/15	$ 243
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 697
Fidelity Mortgage Backed Securities Central Fund	10,109
Fidelity Securities Lending Cash Central Fund	265
Total	$ 11,071
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 783,087	$ 194,629	$ 54,065	$ 933,980	21.2%
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aspen Aerogels, Inc.	$ 22,703	$ -	$ -	$ -	$ 18,819
CareView Communications, Inc.	5,890	-	-	-	5,421
Total	$ 28,593	$ -	$ -	$ -	$ 24,240
Other Information

The following is a summary of the inputs used, as of February 28, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,688,237	$ 2,338,275	$ 10,656	$ 339,306
Consumer Staples	1,523,243	1,523,243	-	-
Energy	839,940	839,940	-	-
Financials	2,705,962	2,697,085	8,877	-
Health Care	3,283,271	3,283,233	-	38
Industrials	1,209,064	1,207,770	-	1,294
Information Technology	3,932,424	3,871,040	497	60,887
Materials	561,775	561,775	-	-
Telecommunication Services	136,684	122,368	14,316	-
Utilities	415,980	415,980	-	-
Corporate Bonds	3,948,211	-	3,948,211	-
U.S. Government and Government Agency Obligations	1,243,923	-	1,243,923	-
U.S. Government Agency - Mortgage Securities	309,782	-	309,782	-
Asset-Backed Securities	70,516	-	69,701	815
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Collateralized Mortgage Obligations	$ 20,400	$ -	$ 20,400	$ -
Commercial Mortgage Securities	481,144	-	480,186	958
Municipal Securities	330,118	-	330,118	-
Foreign Government and Government Agency Obligations	21,258	-	21,258	-
Bank Loan Obligations	163,034	-	154,799	8,235
Bank Notes	8,353	-	8,353	-
Preferred Securities	47,429	-	47,429	-
Fixed-Income Funds	933,980	933,980	-	-
Other	11	-	-	11
Money Market Funds	1,087,561	1,087,561	-	-
Total Investments in Securities:	$ 25,962,300	$ 18,882,250	$ 6,668,506	$ 411,544
Other Financial Instruments:
TBA Sale Commitments	$ (3,616)	$ -	$ (3,616)	$ -
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Equities - Consumer Discretionary
Beginning Balance	$ 309,698
Net Realized Gain (Loss) on Investment Securities	(4)
Net Unrealized Gain (Loss) on Investment Securities	16,576
Cost of Purchases	20,036
Proceeds of Sales	(7,000)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 339,306
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2015	$ 19,334
(Amounts in thousands)
Investments in Securities:
Other Investments in Securities
Beginning Balance	$ 46,839
Net Realized Gain (Loss) on Investment Securities	219
Net Unrealized Gain (Loss) on Investment Securities	24,500
Cost of Purchases	345
Proceeds of Sales	(630)
Amortization/Accretion	79
Transfers into Level 3	12,692
Transfers out of Level 3	(11,806)
Ending Balance	$ 72,238
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2015	$ 24,497

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	9.9%
AAA,AA,A	4.5%
BBB	9.4%
BB	3.4%
B	1.7%
CCC,CC,C	0.3%
D	0.0%*
Not Rated	0.3%
Equities	66.6%
Short-Term Investments and Net Other Assets	3.9%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

* Amount represents less than 0.1%
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	87.4%
Ireland	3.0%
Netherlands	1.5%
Canada	1.4%
Others (Individually Less Than 1%)	6.7%
100.0%
The information in the above tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2015

Assets
Investment in securities, at value (including securities loaned of $81,400) - See accompanying schedule: Unaffiliated issuers (cost $18,465,533)	$ 23,916,519
Fidelity Central Funds (cost $1,957,979)	2,021,541
Other affiliated issuers (cost $32,073)	24,240
Total Investments (cost $20,455,585)		$ 25,962,300
Cash		1,984
Receivable for investments sold		166,987
Receivable for TBA sale commitments		3,610
Receivable for fund shares sold		22,962
Dividends receivable		23,590
Interest receivable		60,438
Distributions receivable from Fidelity Central Funds		141
Prepaid expenses		34
Other receivables		1,065
Total assets		26,243,111

Liabilities
Payable for investments purchased	$ 162,661
TBA sale commitments, at value	3,616
Payable for fund shares redeemed	19,669
Accrued management fee	8,516
Other affiliated payables	2,711
Other payables and accrued expenses	1,148
Collateral on securities loaned, at value	84,682
Total liabilities		283,003

Net Assets		$ 25,960,108
Net Assets consist of:
Paid in capital		$ 20,020,475
Undistributed net investment income		236,099
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		196,838
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		5,506,696
Net Assets		$ 25,960,108

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2015

Puritan: Net Asset Value, offering price and redemption price per share ($19,495,695 ÷ 880,974 shares)	$ 22.13

Class K: Net Asset Value, offering price and redemption price per share ($6,464,413 ÷ 292,222 shares)	$ 22.12

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended February 28, 2015

Investment Income
Dividends		$ 129,122
Special dividends		147,510
Interest		118,754
Income from Fidelity Central Funds		11,071
Total income		406,457

Expenses
Management fee	$ 49,430
Transfer agent fees	14,835
Accounting and security lending fees	1,096
Custodian fees and expenses	149
Independent trustees' compensation	49
Appreciation in deferred trustee compensation account	1
Registration fees	196
Audit	186
Legal	111
Miscellaneous	103
Total expenses before reductions	66,156
Expense reductions	(185)	65,971
Net investment income (loss)		340,486
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	562,719
Fidelity Central Funds	272
Foreign currency transactions	743
Futures contracts	3,553
Swaps	3,120
Total net realized gain (loss)		570,407
Change in net unrealized appreciation (depreciation) on: Investment securities	281,424
Assets and liabilities in foreign currencies	37
Futures contracts	163
Delayed delivery commitments	66
Total change in net unrealized appreciation (depreciation)		281,690
Net gain (loss)		852,097
Net increase (decrease) in net assets resulting from operations		$ 1,192,583

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2015	Year ended August 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 340,486	$ 393,796
Net realized gain (loss)	570,407	1,903,847
Change in net unrealized appreciation (depreciation)	281,690	1,894,152
Net increase (decrease) in net assets resulting from operations	1,192,583	4,191,795
Distributions to shareholders from net investment income	(193,888)	(374,472)
Distributions to shareholders from net realized gain	(1,690,056)	(1,699,060)
Total distributions	(1,883,944)	(2,073,532)
Share transactions - net increase (decrease)	2,137,891	1,231,634
Total increase (decrease) in net assets	1,446,530	3,349,897

Net Assets
Beginning of period	24,513,578	21,163,681
End of period (including undistributed net investment income of $236,099 and undistributed net investment income of $89,501, respectively)	$ 25,960,108	$ 24,513,578

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Puritan

	Six months ended February 28,	Years ended August 31,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 22.91	$ 20.98	$ 19.53	$ 17.72	$ 15.81	$ 15.06
Income from Investment Operations
Net investment income (loss) D	.30K	.36	.36	.38	.35	.40
Net realized and unrealized gain (loss)	.66	3.60	1.79	1.78	1.93	.75
Total from investment operations	.96	3.96	2.15	2.16	2.28	1.15
Distributions from net investment income	(.17)	(.35)	(.35)	(.35)	(.36)	(.39)
Distributions from net realized gain	(1.57)	(1.68)	(.35)	-	-H	(.01)
Total distributions	(1.74)	(2.03)	(.70)	(.35)	(.37)I	(.40)
Net asset value, end of period	$ 22.13	$ 22.91	$ 20.98	$ 19.53	$ 17.72	$ 15.81
Total ReturnB, C	4.82%	20.17%	11.29%	12.35%	14.38%	7.61%
Ratios to Average Net Assets E, G
Expenses before reductions	.56%A	.56%	.58%	.59%	.60%	.61%
Expenses net of fee waivers, if any	.56%A	.56%	.58%	.59%	.60%	.61%
Expenses net of all reductions	.56%A	.56%	.57%	.59%	.59%	.61%
Net investment income (loss)	2.73%A, K	1.68%	1.79%	2.03%	1.96%	2.48%
Supplemental Data
Net assets, end of period (in millions)	$ 19,496	$ 18,351	$ 15,934	$ 15,472	$ 15,420	$ 15,054
Portfolio turnover rateF	111% A	160%	229% J	141%	154% J	104%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.37 per share is comprised of distributions from net investment income of $.364 and distributions from net realized gain of $.003 per share.

J The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

K Investment income per share reflects a large, non-recurring dividend which amounted to $.13  per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.54%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended February 28,	Years ended August 31,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 22.90	$ 20.98	$ 19.52	$ 17.72	$ 15.80	$ 15.06
Income from Investment Operations
Net investment income (loss) D	.31J	.39	.39	.40	.38	.42
Net realized and unrealized gain (loss)	.66	3.58	1.79	1.77	1.93	.74
Total from investment operations	.97	3.97	2.18	2.17	2.31	1.16
Distributions from net investment income	(.18)	(.37)	(.37)	(.37)	(.39)	(.41)
Distributions from net realized gain	(1.57)	(1.68)	(.35)	-	-H	(.01)
Total distributions	(1.75)	(2.05)	(.72)	(.37)	(.39)	(.42)
Net asset value, end of period	$ 22.12	$ 22.90	$ 20.98	$ 19.52	$ 17.72	$ 15.80
Total ReturnB, C	4.87%	20.25%	11.48%	12.43%	14.59%	7.69%
Ratios to Average Net Assets E, G
Expenses before reductions	.46%A	.46%	.47%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.46%A	.46%	.47%	.48%	.48%	.48%
Expenses net of all reductions	.46%A	.46%	.46%	.47%	.47%	.47%
Net investment income (loss)	2.83%A, J	1.78%	1.90%	2.15%	2.09%	2.61%
Supplemental Data
Net assets, end of period (in millions)	$ 6,464	$ 6,162	$ 5,230	$ 4,261	$ 3,211	$ 2,280
Portfolio turnover rateF	111% A	160%	229%I	141%	154%I	104%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

J Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.64%.

See accompanying notes which are an integral part of the financial statements.

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Notes to Financial Statements

For the period ended February 28, 2015

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Puritan® Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Puritan and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Repurchase Agreements Delayed Delivery & When Issued Securities Swaps	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

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3. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 02/28/15 (000s)	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input*
Asset-Backed Securities	$ 815	Discounted cash flow	Yield	9.5%	Decrease
		Expected distribution	Recovery rate	0.5%	Increase
Bank Loan Obligations	$ 7,018	Last transaction price	Transaction price	$90.47	Increase
		Market comparable	EV/EBITDA multiple	6.5	Increase
			Discount for lack of marketability	15.0%	Decrease
Commercial Mortgage Securities	$ 958	Discounted cash flow	Discount rate	20.0%	Decrease
			Yield	10.0%	Decrease
		Expected distribution	Recovery rate	0.0% - 89.0% / 89.0%	Increase
		Market comparable	Quoted price	$33.18 - $99.50 / $38.60	Increase
			Spread	10.2%	Decrease

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3. Significant Accounting Policies - continued

Investment Valuation - continued

Asset Type	Fair Value at 02/28/15 (000s)	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input*
Corporate Bonds	$ 0	Expected distribution	Recovery rate	0.0%	Increase
Equities	$ 401,522	Expected distribution	Recovery rate	0.0%	Increase
		Last transaction price	Transaction price	$33.32 - $15,147.05 / $9,795.33	Increase
		Market comparable	P/E Multiple	15.4	Increase
			EV/Sales Multiple	1.7 - 4.4 / 3.2	Increase
			EV/EBITDA multiple	8.0 - 15.5 / 15.2	Increase
			Discount for lack of marketability	10.0% - 20.0% / 15.4%	Decrease
			Discount to comparables	20.0%	Decrease
			Discount rate	8.0%	Decrease
		Market quotes	Mid price	$15.00	Increase
		Replacement cost	Liquidity preference	$1.00	Increase
		Straight line	Price of underlying	$15.00	Increase
			Strike price	$40.00 - $47.50 / $44.27	Increase
		Tender offer	Tender offer price	$72.91	Increase
Other	$ 11	Expected distribution	Recovery rate	1.0%	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input.
A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2015, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

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3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, market discount, original issue discount, contingent interest, equity-debt classifications, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 5,797,620
Gross unrealized depreciation	(291,888)
Net unrealized appreciation (depreciation) on securities	$ 5,505,732

Tax cost	$ 20,456,568

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

If the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

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3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$ 3,553	$ 163
Swaps	3,120	-
Totals (a)	$ 6,673	$ 163

(a) A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

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4. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Swaps - continued

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps."

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities aggregated $6,122,312 and $5,842,857, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .40% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Puritan. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

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6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Puritan	$ 13,380.14
Class K	1,455.05
	$ 14,835

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $40 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $17 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

8. Security Lending - continued

determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $1,071. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Total security lending income during the period, presented in the Statement of Operations as a component of interest income, amounted to $482. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from the Fidelity Central Funds, amounted to $265 (including $76 from securities loaned to FCM).

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $179 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Puritan expenses during the period in the amount of $4.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2015	Year ended August 31, 2014
From net investment income
Puritan	$ 142,929	$ 277,059
Class K	50,959	97,413
Total	$ 193,888	$ 374,472

Semiannual Report

10. Distributions to Shareholders - continued

	Six months ended February 28, 2015	Year ended August 31, 2014
From net realized gain
Puritan	$ 1,265,857	$ 1,279,703
Class K	424,199	419,357
Total	$ 1,690,056	$ 1,699,060

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended February 28, 2015	Year ended August 31, 2014	Six months ended February 28, 2015	Year ended August 31, 2014
Puritan
Shares sold	71,998	83,240	$ 1,559,754	$ 1,795,083
Reinvestment of distributions	64,852	71,802	1,341,414	1,481,284
Shares redeemed	(57,031)	(113,337)	(1,239,977)	(2,452,014)
Net increase (decrease)	79,819	41,705	$ 1,661,191	$ 824,353
Class K
Shares sold	25,907	47,633	$ 562,081	$ 1,032,662
Reinvestment of distributions	22,984	25,049	475,158	516,770
Shares redeemed	(25,784)	(52,889)	(560,539)	(1,142,151)
Net increase (decrease)	23,107	19,793	$ 476,700	$ 407,281

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

13. Litigation.

The Fund, and other entities managed by Fidelity or its affiliates, were named as defendants in a lawsuit brought by creditors of a subsidiary of Energy Future Holdings Corp. ("EFH"), which is currently in bankruptcy and was formerly known as TXU. The lawsuit, which is captioned as In Re:  ENERGY FUTURE HOLDINGS CORP. et al.  U.S. Bankruptcy Court, D. Del. Case No. 14-10979 (CSS); AVENUE CAPITAL MANAGEMENT II, LP, et al. v. FIDELITY INVESTMENTS, et al. Adversary No. 14-50797 (CSS), was filed in the United States Bankruptcy Court for the District of Delaware on October 6, 2014. The plaintiffs sought to enforce an alleged agreement under which the Fund and other defendants would sell certain EFH notes to the plaintiffs at a specified price. Plaintiffs sought a declaration that an alleged right to call the securities was properly exercised and an order that the Fund and other defendants transfer the notes to the plaintiffs at the specified price. The Fund and the other defendants disputed the plaintiffs' claims and filed a motion to dismiss contending, among other things, that the right to call the notes never came into existence and was part of a proposed settlement agreement that was never completed or approved by the bankruptcy court. On January 20, 2015, the court granted the defendants' motion and dismissed the complaint with prejudice. The plaintiffs filed a notice of appeal on February 3, 2015. If the lawsuit were to be decided in a manner adverse to the Fund, the Fund could experience a loss up to $6,038 as of period end. The Fund will also incur legal costs in defending the case.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and the Shareholders of Fidelity Puritan Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Puritan Fund (a fund of Fidelity Puritan Trust) at February 28, 2015, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Puritan Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2015 by correspondence with the custodian, agent banks and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 28, 2015

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management (U.K.) Limited

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JP Morgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

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for the deaf and hearing impaired
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(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

PUR-USAN-0415
1.789289.111

Fidelity®

Puritan®

Fund -
Class K

Semiannual Report

February 28, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2014 to February 28, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During Period* September 1, 2014 to February 28, 2015
Puritan	.56%
Actual		$ 1,000.00	$ 1,048.20	$ 2.84
HypotheticalA		$ 1,000.00	$ 1,022.02	$ 2.81
Class K	.46%
Actual		$ 1,000.00	$ 1,048.70	$ 2.34
HypotheticalA		$ 1,000.00	$ 1,022.51	$ 2.31

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .01%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Top Five Stocks as of February 28, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.2	2.7
Actavis PLC	1.3	1.0
Bank of America Corp.	1.2	1.5
Comcast Corp. Class A (special) (non-vtg.)	1.2	1.1
Facebook, Inc. Class A	1.1	1.1
	8.0
Top Five Bond Issuers as of February 28, 2015
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	4.8	2.9
Fannie Mae	3.0	4.3
Freddie Mac	1.0	0.9
Ginnie Mae	1.0	1.0
Citigroup, Inc.	0.8	0.8
	10.6
Top Five Market Sectors as of February 28, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	17.7	16.4
Information Technology	15.5	14.5
Health Care	13.6	12.7
Consumer Discretionary	12.0	10.4
Consumer Staples	6.4	5.7
Asset Allocation (% of fund's net assets)
As of February 28, 2015*		As of August 31, 2014**
	Stocks 65.8%		Stocks 69.4%
	Bonds 28.7%		Bonds 26.5%
	Convertible Securities 0.8%		Convertible Securities 0.6%
	Other Investments 0.8%		Other Investments 0.6%
	Short-Term Investments and Net Other Assets (Liabilities) 3.9%		Short-Term Investments and Net Other Assets (Liabilities) 2.9%
* Foreign investments	12.6%	** Foreign investments	11.8%

Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in underlying non-money market Fidelity Central Funds, is available at fidelity.com.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Semiannual Report

Investments February 28, 2015

Showing Percentage of Net Assets

Common Stocks - 65.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.8%
Auto Components - 0.2%
Delphi Automotive PLC	18,393	$ 1,450
Johnson Controls, Inc.	1,000,800	50,851
		52,301
Automobiles - 0.4%
Ford Motor Co.	3,107,500	50,777
General Motors Co.	945,514	35,277
General Motors Co.:
warrants 7/10/16 (a)	8,394	230
warrants 7/10/19 (a)	8,394	162
Tesla Motors, Inc. (a)	40,500	8,235
		94,681
Diversified Consumer Services - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (a)(n)	1,945	3
Hotels, Restaurants & Leisure - 1.7%
ARAMARK Holdings Corp.	150,000	4,748
Domino's Pizza, Inc.	597,400	60,654
Dunkin' Brands Group, Inc.	139,600	6,542
Extended Stay America, Inc. unit	150,000	2,895
Shake Shack, Inc. Class A	8,900	384
Starbucks Corp.	2,027,600	189,550
Station Holdco LLC (a)(l)(n)	1,194,419	3,344
Station Holdco LLC (a)(m)(n)	9,088	25
Station Holdco LLC:
unit (a)(m)(n)	2,660	1
warrants 6/15/18 (a)(l)(n)	75,658	30
Vail Resorts, Inc.	1,200,427	105,409
Wyndham Worldwide Corp.	815,400	74,593
		448,175
Household Durables - 0.3%
Lennar Corp. Class A	138,900	6,974
PulteGroup, Inc.	3,354,000	75,666
		82,640
Internet & Catalog Retail - 0.6%
Amazon.com, Inc. (a)	210,600	80,062
Netflix, Inc. (a)	23,900	11,350
Priceline Group, Inc. (a)	25,800	31,927
Spotify Technology SA (a)(n)	15,765	25,653
Wayfair LLC Class B	266,909	5,609
		154,601
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - 3.4%
Charter Communications, Inc. Class A (a)	225,900	$ 40,798
Comcast Corp. Class A (special) (non-vtg.)	5,146,600	303,366
Cumulus Media, Inc. Class A (a)	398,000	1,588
DIRECTV (a)	238,100	21,096
Legend Pictures LLC (a)(l)(n)	49,141	116,181
Lions Gate Entertainment Corp. (e)	1,470,900	47,937
Live Nation Entertainment, Inc. (a)	1,624,600	41,574
Publicis Groupe SA	54,472	4,442
The Walt Disney Co.	284,190	29,578
Time Warner Cable, Inc.	786,600	121,176
Time Warner, Inc.	1,026,300	84,013
Tribune Media Co. Class A (a)	13,773	909
Tribune Publishing Co.	3,443	74
Twenty-First Century Fox, Inc. Class A	889,900	31,147
Vertis Holdings, Inc. (a)	1,934	0
Vice Holding, Inc. (n)	2,172	32,899
		876,778
Multiline Retail - 0.1%
Family Dollar Stores, Inc.	375,300	29,551
Specialty Retail - 1.6%
Home Depot, Inc.	2,362,200	271,062
L Brands, Inc.	674,000	61,914
TJX Companies, Inc.	947,200	65,016
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	219,600	30,911
		428,903
Textiles, Apparel & Luxury Goods - 1.5%
Brunello Cucinelli SpA	1,331,100	27,661
Burberry Group PLC	1,895,100	54,770
lululemon athletica, Inc. (a)	527,400	36,095
Luxottica Group SpA	81,800	5,047
LVMH Moet Hennessy - Louis Vuitton SA	263,842	48,392
Michael Kors Holdings Ltd. (a)	129,061	8,700
NIKE, Inc. Class B	1,682,800	163,434
Ralph Lauren Corp.	111,600	15,335
Tory Burch LLC (a)(l)(n)	324,840	24,178
		383,612
TOTAL CONSUMER DISCRETIONARY		2,551,245
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 5.9%
Beverages - 1.3%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	928,200	$ 106,483
Molson Coors Brewing Co. Class B	403,700	30,637
Monster Beverage Corp. (a)	836,400	118,033
The Coca-Cola Co.	1,736,700	75,199
		330,352
Food & Staples Retailing - 2.0%
Costco Wholesale Corp.	578,500	85,016
CVS Health Corp.	1,816,200	188,649
Kroger Co.	1,528,700	108,767
Sprouts Farmers Market LLC (a)	1,249,000	45,976
Wal-Mart Stores, Inc.	1,044,200	87,640
		516,048
Food Products - 1.3%
Bunge Ltd.	722,300	59,070
Diamond Foods, Inc. (a)	104,065	2,805
Keurig Green Mountain, Inc.	573,900	73,218
Mead Johnson Nutrition Co. Class A	1,232,600	129,127
Mondelez International, Inc.	790,700	29,205
The Hershey Co.	135,900	14,104
WhiteWave Foods Co. (a)	771,000	31,572
		339,101
Household Products - 0.5%
Procter & Gamble Co.	1,493,000	127,099
Personal Products - 0.5%
Estee Lauder Companies, Inc. Class A	1,409,900	116,556
L'Oreal SA	10,600	1,925
		118,481
Tobacco - 0.3%
Lorillard, Inc.	1,347,000	92,162
TOTAL CONSUMER STAPLES		1,523,243
ENERGY - 3.2%
Energy Equipment & Services - 0.4%
Aspen Aerogels, Inc. (a)(f)	2,373,128	18,819
Baker Hughes, Inc.	481,100	30,074
Cameron International Corp. (a)	389,500	18,338
Schlumberger Ltd.	484,100	40,742
		107,973
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 2.8%
Anadarko Petroleum Corp.	857,600	$ 72,236
Cabot Oil & Gas Corp.	2,122,500	61,553
Chevron Corp.	864,700	92,246
Cimarex Energy Co.	179,500	19,688
EOG Resources, Inc.	155,700	13,969
EP Energy Corp. (a)	110,000	1,238
EQT Corp.	217,900	17,391
Golar LNG Ltd.	545,000	16,906
Imperial Oil Ltd.	666,100	25,704
Kinder Morgan, Inc.	1,736,000	71,193
Marathon Petroleum Corp.	372,800	39,144
MPLX LP	464,900	38,215
Noble Energy, Inc.	724,499	34,218
Phillips 66 Co.	767,500	60,218
Phillips 66 Partners LP	398,900	28,398
Pioneer Natural Resources Co.	138,700	21,155
Suncor Energy, Inc.	2,020,400	60,656
The Williams Companies, Inc.	1,049,600	51,472
Valero Energy Corp.	35,800	2,209
Valero Energy Partners LP	50,000	2,665
		730,474
TOTAL ENERGY		838,447
FINANCIALS - 10.3%
Banks - 5.3%
Bank of America Corp.	20,384,600	322,281
Citigroup, Inc.	3,929,140	205,966
First Republic Bank	50,000	2,850
JPMorgan Chase & Co.	4,548,623	278,740
M&T Bank Corp.	457,400	55,345
Prosperity Bancshares, Inc.	797,927	41,277
SunTrust Banks, Inc.	2,158,500	88,499
TCF Financial Corp.	258,400	4,054
U.S. Bancorp	3,095,400	138,086
Wells Fargo & Co.	4,647,540	254,639
		1,391,737
Capital Markets - 1.4%
BlackRock, Inc. Class A	251,500	93,412
Carlyle Group LP	20,040	518
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
E*TRADE Financial Corp. (a)	2,255,500	$ 58,722
Invesco Ltd.	1,603,600	64,577
Morgan Stanley	1,278,300	45,750
Motors Liquidation Co. GUC Trust (a)	28,150	488
The Blackstone Group LP	2,420,200	90,661
		354,128
Consumer Finance - 0.5%
Capital One Financial Corp.	1,371,600	107,959
Navient Corp.	1,315,700	28,156
		136,115
Diversified Financial Services - 1.2%
Berkshire Hathaway, Inc. Class B (a)	1,385,900	204,296
McGraw Hill Financial, Inc.	796,900	82,160
Moody's Corp.	158,600	15,375
		301,831
Insurance - 1.3%
ACE Ltd.	1,130,600	128,900
MetLife, Inc.	1,852,600	94,168
The Chubb Corp.	477,400	47,955
The Travelers Companies, Inc.	571,000	61,348
		332,371
Real Estate Investment Trusts - 0.5%
American Tower Corp.	1,341,000	132,947
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	961,800	32,951
Realogy Holdings Corp. (a)	48,000	2,208
		35,159
TOTAL FINANCIALS		2,684,288
HEALTH CARE - 12.6%
Biotechnology - 4.0%
ACADIA Pharmaceuticals, Inc. (a)(e)	2,068,004	78,522
Acceleron Pharma, Inc. (a)	130,400	5,298
Alexion Pharmaceuticals, Inc. (a)	701,600	126,548
Amgen, Inc.	1,886,800	297,586
Asterias Biotherapeutics, Inc. (a)(e)	130,874	521
Biogen Idec, Inc. (a)	422,000	172,847
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Celgene Corp. (a)	711,400	$ 86,456
Dicerna Pharmaceuticals, Inc. (e)	384,600	9,396
Genmab A/S (a)	466,200	34,467
Geron Corp. (a)(e)	3,139,900	9,482
Gilead Sciences, Inc. (a)	511,600	52,966
Grifols SA ADR	45,780	1,500
Macrogenics, Inc. (a)	226,200	7,820
Neurocrine Biosciences, Inc. (a)	918,100	35,852
Puma Biotechnology, Inc. (a)	238,600	50,824
Spark Therapeutics, Inc.	23,700	1,365
Vertex Pharmaceuticals, Inc. (a)	529,700	63,262
XOMA Corp. (a)(e)	1,530,200	5,646
		1,040,358
Health Care Equipment & Supplies - 2.0%
Boston Scientific Corp. (a)	8,402,200	141,997
Corindus Vascular Robotics, Inc. (n)	5,000,000	21,000
Medtronic PLC	3,784,486	293,638
Zimmer Holdings, Inc.	564,000	67,900
		524,535
Health Care Providers & Services - 1.3%
Cigna Corp.	566,400	68,891
Legend Acquisition, Inc.	2,509	38
Legend Acquisition, Inc.:
Class A warrants	17,259	0
Class B warrants	22,759	0
McKesson Corp.	877,800	200,753
UnitedHealth Group, Inc.	501,700	57,008
		326,690
Health Care Technology - 0.1%
CareView Communications, Inc. (a)(e)(f)	10,425,300	5,421
Castlight Health, Inc. Class B (a)(e)	335,200	2,444
Cerner Corp. (a)	293,000	21,114
		28,979
Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	1,275,455	53,837
Illumina, Inc. (a)	141,262	27,611
		81,448
Pharmaceuticals - 4.9%
AbbVie, Inc.	292,900	17,720
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Actavis PLC (a)	1,174,556	$ 342,219
Akorn, Inc. (a)(e)	640,700	34,476
Allergan, Inc.	810,300	188,589
Bristol-Myers Squibb Co.	1,746,500	106,397
Jazz Pharmaceuticals PLC (a)	114,600	19,492
Johnson & Johnson	1,641,300	168,250
Mallinckrodt PLC (a)	826,800	96,504
Merck & Co., Inc.	1,267,300	74,188
Pfizer, Inc.	89,200	3,061
Prestige Brands Holdings, Inc. (a)	581,402	22,407
Shire PLC sponsored ADR	525,800	127,196
Teva Pharmaceutical Industries Ltd. sponsored ADR	760,800	43,381
TherapeuticsMD, Inc. (a)	5,996,914	30,404
		1,274,284
TOTAL HEALTH CARE		3,276,294
INDUSTRIALS - 4.7%
Aerospace & Defense - 1.7%
General Dynamics Corp.	717,100	99,519
Honeywell International, Inc.	1,165,300	119,770
Meggitt PLC	2,614,700	22,000
The Boeing Co.	706,400	106,560
United Technologies Corp.	674,679	82,250
		430,099
Air Freight & Logistics - 0.7%
FedEx Corp.	965,900	170,945
Airlines - 0.1%
American Airlines Group, Inc.	630,960	30,223
United Continental Holdings, Inc. (a)	75,000	4,889
		35,112
Building Products - 0.0%
Masonite International Corp. (a)	5,358	329
Masonite International Corp. warrants 6/9/16 (a)	19,485	273
		602
Commercial Services & Supplies - 0.0%
WP Rocket Holdings, Inc. (a)(n)	5,819,318	291
Electrical Equipment - 0.0%
SolarCity Corp. (a)(e)	89,800	4,612
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 0.6%
3M Co.	550,400	$ 92,825
Danaher Corp.	583,900	50,963
General Electric Co.	127,600	3,316
		147,104
Machinery - 0.7%
Deere & Co.	786,200	71,230
Ingersoll-Rand PLC	531,400	35,705
Manitowoc Co., Inc.	1,448,400	32,053
Pall Corp.	482,400	48,631
		187,619
Road & Rail - 0.9%
CSX Corp.	949,600	32,581
J.B. Hunt Transport Services, Inc.	62,700	5,361
Union Pacific Corp.	1,527,912	183,747
		221,689
Trading Companies & Distributors - 0.0%
Samsung C&T Corp.	143,429	7,894
United Rentals, Inc. (a)	22,500	2,094
		9,988
TOTAL INDUSTRIALS		1,208,061
INFORMATION TECHNOLOGY - 14.9%
Communications Equipment - 0.5%
Cisco Systems, Inc.	2,873,700	84,803
QUALCOMM, Inc.	681,600	49,423
		134,226
Electronic Equipment & Components - 0.5%
Amphenol Corp. Class A	1,071,600	60,503
Arrow Electronics, Inc. (a)	88,800	5,502
CDW Corp.	100,000	3,763
E Ink Holdings, Inc. GDR (a)(g)	140,100	615
Keysight Technologies, Inc. (a)	637,727	23,940
TE Connectivity Ltd.	551,400	39,772
		134,095
Internet Software & Services - 2.9%
58.com, Inc. ADR (a)	47,700	1,988
Alibaba Group Holding Ltd. sponsored ADR	840,200	71,518
Facebook, Inc. Class A (a)	3,799,060	300,012
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Google, Inc. Class C (a)	486,200	$ 271,494
LendingClub Corp. (e)	810,600	16,512
LinkedIn Corp. (a)	55,600	14,856
Mail.Ru Group Ltd.:
GDR (a)(g)	77,400	1,470
GDR (Reg. S) (a)	5,300	101
NAVER Corp.	44	26
Pandora Media, Inc. (a)(e)	23,894	354
Tencent Holdings Ltd.	28,500	497
Viggle, Inc. (g)	56,268	95
Yahoo!, Inc. (a)	1,529,600	67,731
		746,654
IT Services - 2.1%
Cognizant Technology Solutions Corp. Class A (a)	2,573,800	160,824
MasterCard, Inc. Class A	1,200,500	108,201
VeriFone Systems, Inc. (a)	860,700	30,288
Visa, Inc. Class A	915,700	248,439
		547,752
Semiconductors & Semiconductor Equipment - 1.7%
Altera Corp.	474,200	17,550
Applied Materials, Inc.	1,279,300	32,046
Broadcom Corp. Class A	1,858,000	84,037
Cree, Inc. (a)	592,700	23,269
Freescale Semiconductor, Inc. (a)	1,784,800	64,449
Intel Corp.	1,213,500	40,349
KLA-Tencor Corp.	408,900	26,560
Lam Research Corp.	278,300	22,949
M/A-COM Technology Solutions Holdings, Inc. (a)	292,000	9,846
NXP Semiconductors NV (a)	1,515,400	128,650
Spansion, Inc. Class A (a)	657	24
		449,729
Software - 3.3%
Activision Blizzard, Inc.	1,712,100	39,926
Adobe Systems, Inc. (a)	1,335,600	105,646
Autodesk, Inc. (a)	908,600	58,368
Microsoft Corp.	4,593,800	201,438
Mobileye NV (a)	1,859,840	65,987
Oracle Corp.	5,658,400	247,951
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Red Hat, Inc. (a)	798,000	$ 55,158
salesforce.com, Inc. (a)	1,078,200	74,806
		849,280
Technology Hardware, Storage & Peripherals - 3.9%
Apple, Inc.	6,405,000	822,759
EMC Corp.	1,548,700	44,819
Hewlett-Packard Co.	2,097,200	73,066
Samsung Electronics Co. Ltd.	56,116	69,157
		1,009,801
TOTAL INFORMATION TECHNOLOGY		3,871,537
MATERIALS - 2.2%
Chemicals - 2.1%
Air Products & Chemicals, Inc.	164,500	25,685
Ashland, Inc.	24	3
Celanese Corp. Class A	2,667	152
CF Industries Holdings, Inc.	244,106	74,753
E.I. du Pont de Nemours & Co.	1,975,975	153,830
Ecolab, Inc.	432,400	49,959
Ferro Corp. (a)	3,408,200	43,455
Huntsman Corp.	1,559	35
Intrepid Potash, Inc. (a)(e)	1,669,800	23,578
LyondellBasell Industries NV Class A	49,998	4,295
Methanex Corp.	539,800	29,358
Monsanto Co.	508,800	61,275
Potash Corp. of Saskatchewan, Inc. (e)	1,282,400	46,009
Trinseo SA	99,300	1,801
W.R. Grace & Co. (a)	38,200	3,788
Wacker Chemie AG (e)	228,300	25,982
Westlake Chemical Partners LP	40,900	1,092
		545,050
Metals & Mining - 0.1%
Alcoa, Inc.	768,200	11,362
AngloGold Ashanti Ltd. sponsored ADR (a)	57,230	645
United States Steel Corp. (e)	197,000	4,718
		16,725
TOTAL MATERIALS		561,775
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
Broadview Networks Holdings, Inc. (a)	123,987	$ 223
Iliad SA	106,588	27,678
Verizon Communications, Inc.	1,910,348	94,467
		122,368
Wireless Telecommunication Services - 0.0%
SoftBank Corp.	231,800	14,316
TOTAL TELECOMMUNICATION SERVICES		136,684
UTILITIES - 1.6%
Electric Utilities - 1.0%
Edison International	1,504,007	96,632
NextEra Energy, Inc.	1,041,900	107,795
PPL Corp.	1,863,900	63,559
		267,986
Independent Power and Renewable Electricity Producers - 0.3%
Dynegy, Inc. (a)	1,371,900	38,235
NextEra Energy Partners LP	846,600	33,398
		71,633
Multi-Utilities - 0.3%
NiSource, Inc.	1,314,600	56,409
Sempra Energy	184,400	19,952
		76,361
TOTAL UTILITIES		415,980
TOTAL COMMON STOCKS (Cost $11,905,474)		17,067,554
Preferred Stocks - 0.9%

Convertible Preferred Stocks - 0.8%
CONSUMER DISCRETIONARY - 0.5%
Household Durables - 0.0%
Blu Homes, Inc. Series A, 5.00% (a)(n)	1,082,251	8,701
Roku, Inc. Series F, 8.00% (a)(n)	5,520,836	6,791
		15,492
Media - 0.4%
Vice Holding, Inc. Series A (n)	6,701	101,500
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.1%
Moda Operandi, Inc. Series E (n)	508,444	$ 20,000
TOTAL CONSUMER DISCRETIONARY		136,992
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Southwestern Energy Co. Series B 6.25% (a)	27,400	1,493
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
American Tower Corp. 5.50% (a)	47,000	4,759
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Actavis PLC 5.50% (a)	6,800	6,977
INFORMATION TECHNOLOGY - 0.3%
Internet Software & Services - 0.2%
Uber Technologies, Inc. Series D, 8.00% (n)	1,611,548	53,693
Software - 0.1%
Deem, Inc. (a)(n)	159,864,334	7,194
TOTAL INFORMATION TECHNOLOGY		60,887
TOTAL CONVERTIBLE PREFERRED STOCKS		211,108
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
C. Wonder LLC Class A-1 (a)(l)(n)	619,047	0
FINANCIALS - 0.1%
Capital Markets - 0.0%
GMAC Capital Trust I Series 2, 8.125%	308,779	8,038
Consumer Finance - 0.1%
Ally Financial, Inc. 7.00% (g)	8,853	8,877
TOTAL FINANCIALS		16,915
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - continued
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
WP Rocket Holdings, Inc.:
15.00% (a)	961,655	$ 760
Class C 19.50% (n)	242,900	243
		1,003
TOTAL NONCONVERTIBLE PREFERRED STOCKS		17,918
TOTAL PREFERRED STOCKS (Cost $141,840)		229,026
Corporate Bonds - 15.2%
	Principal Amount (000s)
Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Liberty Media Corp.:
3.5% 1/15/31	$ 620	342
3.5% 1/15/31 (g)	4,584	2,526
Mood Media Corp. 10% 10/31/15 (g)	32	28
		2,896
Nonconvertible Bonds - 15.2%
CONSUMER DISCRETIONARY - 1.5%
Auto Components - 0.0%
Chassix, Inc. 9.25% 8/1/18 (g)	470	338
Dana Holding Corp.:
5.375% 9/15/21	880	924
6% 9/15/23	880	935
Gates Global LLC / Gates Global Co. 6% 7/15/22 (g)	1,260	1,210
Schaeffler Holding Finance BV:
6.25% 11/15/19 pay-in-kind (g)(i)	1,405	1,489
6.75% 11/15/22 pay-in-kind (g)(i)	650	712
6.875% 8/15/18 pay-in-kind (g)(i)	1,565	1,639
Tenneco, Inc. 6.875% 12/15/20	2,415	2,575
		9,822
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Automobiles - 0.4%
Ford Motor Co. 4.75% 1/15/43	$ 10,000	$ 11,020
General Motors Co.:
3.5% 10/2/18	4,530	4,666
6.25% 10/2/43	763	947
General Motors Financial Co., Inc.:
2.625% 7/10/17	1,445	1,463
3% 9/25/17	3,320	3,395
3.15% 1/15/20	12,000	12,126
3.25% 5/15/18	3,070	3,135
3.5% 7/10/19	17,868	18,380
4% 1/15/25	6,368	6,532
4.25% 5/15/23	3,285	3,441
4.375% 9/25/21	11,267	11,971
4.75% 8/15/17	6,800	7,210
6.75% 6/1/18	6,765	7,653
Volkswagen International Finance NV 2.375% 3/22/17 (g)	1,515	1,549
		93,488
Distributors - 0.0%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (g)	365	372
LKQ Corp. 4.75% 5/15/23	265	261
		633
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 2.875% 1/15/19	554	566
Laureate Education, Inc. 10% 9/1/19 (g)	6,155	5,963
Service Corp. International 5.375% 1/15/22	505	530
		7,059
Hotels, Restaurants & Leisure - 0.2%
24 Hour Holdings III LLC 8% 6/1/22 (g)	510	437
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22 (g)	4,300	3,526
Choice Hotels International, Inc. 5.75% 7/1/22	390	425
Chukchansi Economic Development Authority 9.75% 5/30/20 (g)	2,861	1,745
GLP Capital LP/GLP Financing II, Inc.:
4.375% 11/1/18	480	499
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
GLP Capital LP/GLP Financing II, Inc.: - continued
4.875% 11/1/20	$ 1,255	$ 1,311
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (g)	680	711
Graton Economic Development Authority 9.625% 9/1/19 (g)	1,065	1,177
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21	5,854	6,213
Landry's Acquisition Co. 9.375% 5/1/20 (g)	875	944
Landry's Holdings II, Inc. 10.25% 1/1/18 (g)	900	939
MCE Finance Ltd. 5% 2/15/21 (g)	1,070	1,033
MGM Mirage, Inc.:
6% 3/15/23	1,630	1,695
7.5% 6/1/16	2,855	3,026
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (g)	865	894
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc.:
8% 10/1/20 (g)	2,560	2,579
11% 10/1/21 (g)	1,560	1,381
Scientific Games Corp.:
7% 1/1/22 (g)	1,360	1,401
10% 12/1/22 (g)	1,375	1,348
Studio City Finance Ltd. 8.5% 12/1/20 (g)	4,980	5,167
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/49 (d)(g)	640	0
		36,451
Household Durables - 0.1%
Beazer Homes U.S.A., Inc. 7.25% 2/1/23	775	734
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (g)	785	812
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (g)	620	648
D.R. Horton, Inc. 5.75% 8/15/23	70	76
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	6,420	6,669
7.875% 8/15/19	8,325	8,833
8.25% 2/15/21	1,485	1,563
9% 4/15/19	835	875
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
William Lyon Homes, Inc.:
5.75% 4/15/19	$ 470	$ 472
7% 8/15/22	1,835	1,858
8.5% 11/15/20	1,310	1,415
Woodside Homes Co. LLC/Woodside Homes Finance, Inc. 6.75% 12/15/21 (g)	1,350	1,310
		25,265
Internet & Catalog Retail - 0.0%
Netflix, Inc. 5.5% 2/15/22 (g)	5,000	5,159
Media - 0.8%
Altice SA:
7.625% 2/15/25 (g)	1,700	1,755
7.75% 5/15/22 (g)	10,065	10,392
AMC Networks, Inc. 7.75% 7/15/21	340	373
Anna Merger Sub, Inc. 7.75% 10/1/22 (g)	1,810	1,864
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22	275	288
5.625% 2/15/24	295	315
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	1,580	1,592
5.25% 3/15/21	3,375	3,476
5.75% 9/1/23	945	980
5.75% 1/15/24	4,235	4,367
CCOH Safari LLC:
5.5% 12/1/22	2,175	2,248
5.75% 12/1/24	2,000	2,070
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (g)	325	345
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (g)	3,345	3,341
Cinemark U.S.A., Inc.:
4.875% 6/1/23	1,275	1,269
5.125% 12/15/22	355	363
Clear Channel Communications, Inc. 5.5% 12/15/16	1,440	1,393
Clear Channel Worldwide Holdings, Inc.:
Series A:
6.5% 11/15/22	755	791
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Clear Channel Worldwide Holdings, Inc.: - continued
7.625% 3/15/20	$ 585	$ 613
Series B, 6.5% 11/15/22	2,040	2,152
7.625% 3/15/20	4,105	4,341
Columbus International, Inc. 7.375% 3/30/21 (g)	7,655	8,038
Comcast Corp. 4.75% 3/1/44	9,000	10,387
COX Communications, Inc. 3.25% 12/15/22 (g)	2,162	2,183
Discovery Communications LLC 5.05% 6/1/20	168	187
DISH DBS Corp.:
5% 3/15/23	2,675	2,575
5.875% 7/15/22	2,655	2,688
6.75% 6/1/21	3,515	3,748
Griffey Intermediate, Inc./Griffey Finance Sub LLC 7% 10/15/20 (g)	2,640	1,617
iHeartCommunications, Inc. 10.625% 3/15/23 (g)	1,660	1,702
Lamar Media Corp.:
5.375% 1/15/24	630	668
5.875% 2/1/22	525	558
Lions Gate Entertainment Corp. 5.25% 8/1/18 (g)	3,730	3,879
McGraw-Hill Global Education Holdings LLC/McGraw Hill Global Education Finance 9.75% 4/1/21	6,635	7,464
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (g)(i)	4,915	4,933
National CineMedia LLC:
6% 4/15/22	2,600	2,665
7.875% 7/15/21	1,380	1,466
NBCUniversal, Inc. 5.15% 4/30/20	4,917	5,658
News America Holdings, Inc. 7.75% 12/1/45	8,012	12,261
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (g)	685	700
Numericable Group SA:
4.875% 5/15/19 (g)	4,535	4,535
6% 5/15/22 (g)	8,815	8,969
6.25% 5/15/24 (g)	660	677
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (g)	1,730	1,834
Regal Entertainment Group:
5.75% 3/15/22	1,230	1,264
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Regal Entertainment Group: - continued
5.75% 6/15/23	$ 2,270	$ 2,304
5.75% 2/1/25	340	340
Sirius XM Radio, Inc. 5.75% 8/1/21 (g)	2,580	2,709
Starz LLC/Starz Finance Corp. 5% 9/15/19	5,000	5,150
Thomson Reuters Corp.:
1.3% 2/23/17	1,794	1,794
3.85% 9/29/24	4,335	4,470
Time Warner Cable, Inc.:
4% 9/1/21	9,654	10,230
5.85% 5/1/17	1,621	1,767
6.75% 7/1/18	1,581	1,816
8.25% 4/1/19	10,176	12,428
Time Warner, Inc.:
2.1% 6/1/19	10,950	11,004
5.875% 11/15/16	3,738	4,039
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (g)	1,340	1,414
UPCB Finance VI Ltd. 6.875% 1/15/22 (g)	1,250	1,355
Viacom, Inc.:
2.5% 9/1/18	714	728
3.5% 4/1/17	219	228
Videotron Ltd. 9.125% 4/15/18	570	586
Ziggo Bond Finance BV 5.875% 1/15/25 (g)	1,120	1,172
		198,518
Multiline Retail - 0.0%
Family Tree Escrow LLC:
5.25% 3/1/20 (g)	425	444
5.75% 3/1/23 (g)	2,115	2,226
JC Penney Corp., Inc.:
5.65% 6/1/20	1,357	1,164
5.75% 2/15/18	400	378
7.4% 4/1/37	440	337
8.125% 10/1/19	2,160	2,106
		6,655
Specialty Retail - 0.0%
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (g)	3,260	3,415
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Sonic Automotive, Inc.:
5% 5/15/23	$ 195	$ 195
7% 7/15/22	885	967
		4,577
Textiles, Apparel & Luxury Goods - 0.0%
Polymer Group, Inc. 6.875% 6/1/19 (g)	505	485
TOTAL CONSUMER DISCRETIONARY		388,112
CONSUMER STAPLES - 0.5%
Beverages - 0.0%
SABMiller Holdings, Inc. 2.45% 1/15/17 (g)	1,947	1,991
Food & Staples Retailing - 0.2%
Albertsons Holdings LLC/Saturn Acquistion Merger Sub, Inc. 7.75% 10/15/22 (g)	597	642
C&S Group Enterprises LLC 5.375% 7/15/22 (g)	1,440	1,440
ESAL GmbH 6.25% 2/5/23 (g)	3,005	2,907
Kroger Co. 3.3% 1/15/21	6,000	6,230
Minerva Luxmbourg SA 7.75% 1/31/23 (g)	365	360
Rite Aid Corp.:
6.75% 6/15/21	7,375	7,836
6.875% 12/15/28 (g)	3,505	3,750
7.7% 2/15/27	3,220	3,647
9.25% 3/15/20	1,330	1,473
Walgreens Boots Alliance, Inc.:
2.7% 11/18/19	3,161	3,217
3.3% 11/18/21	3,750	3,858
		35,360
Food Products - 0.1%
Cargill, Inc. 6% 11/27/17 (g)	417	465
ConAgra Foods, Inc.:
1.9% 1/25/18	2,064	2,061
3.2% 1/25/23	1,737	1,713
Darling International, Inc. 5.375% 1/15/22	745	752
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (g)	1,377	1,446
H.J. Heinz Co.:
4.25% 10/15/20	6,030	6,119
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
H.J. Heinz Co.: - continued
4.875% 2/15/25 (g)	$ 1,360	$ 1,367
JBS Investments GmbH:
7.25% 4/3/24 (g)	1,090	1,112
7.75% 10/28/20 (g)	2,850	3,000
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 5.875% 7/15/24 (g)	1,370	1,368
Post Holdings, Inc.:
6% 12/15/22 (g)	675	664
6.75% 12/1/21 (g)	1,900	1,943
William Wrigley Jr. Co.:
1.4% 10/21/16 (g)	3,217	3,228
2% 10/20/17 (g)	4,607	4,642
		29,880
Household Products - 0.0%
Spectrum Brands Holdings, Inc.:
6.375% 11/15/20	350	377
6.625% 11/15/22	415	454
		831
Personal Products - 0.0%
Prestige Brands, Inc.:
5.375% 12/15/21 (g)	1,660	1,683
8.125% 2/1/20	220	238
Revlon Consumer Products Corp. 5.75% 2/15/21	1,105	1,133
		3,054
Tobacco - 0.2%
Altria Group, Inc.:
2.625% 1/14/20	4,950	5,027
2.85% 8/9/22	4,020	4,015
4% 1/31/24	3,123	3,345
9.7% 11/10/18	5,570	7,165
Reynolds American, Inc.:
3.25% 11/1/22	2,999	2,991
4.75% 11/1/42	8,000	8,124
4.85% 9/15/23	7,000	7,733
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Tobacco - continued
Reynolds American, Inc.: - continued
6.75% 6/15/17	$ 3,979	$ 4,422
7.25% 6/15/37	6,101	8,011
		50,833
TOTAL CONSUMER STAPLES		121,949
ENERGY - 2.1%
Energy Equipment & Services - 0.1%
DCP Midstream LLC:
4.75% 9/30/21 (g)	5,634	5,325
5.35% 3/15/20 (g)	5,174	5,099
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	5,488	5,605
5% 10/1/21	2,280	2,469
6.5% 4/1/20	2,264	2,602
Forum Energy Technologies, Inc. 6.25% 10/1/21	655	616
Gulfmark Offshore, Inc. 6.375% 3/15/22	800	658
Noble Holding International Ltd. 3.05% 3/1/16	756	764
Offshore Group Investment Ltd.:
7.125% 4/1/23	1,500	979
7.5% 11/1/19	4,935	3,158
Pacific Drilling V Ltd. 7.25% 12/1/17 (g)	1,215	1,084
Rose Rock Midstream LP/ Rose Rock Finance Corp. 5.625% 7/15/22	635	633
Summit Midstream Holdings LLC 7.5% 7/1/21	500	524
Transocean, Inc. 5.05% 12/15/16	3,719	3,724
Unit Corp. 6.625% 5/15/21	3,635	3,626
		36,866
Oil, Gas & Consumable Fuels - 2.0%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	1,680	1,730
Alpha Natural Resources, Inc.:
6% 6/1/19	2,410	729
6.25% 6/1/21	2,725	743
9.75% 4/15/18	1,099	445
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
American Energy-Permian Basin LLC/ AEPB Finance Corp.:
6.7521% 8/1/19 (g)(i)	$ 1,345	$ 1,083
7.125% 11/1/20 (g)	2,165	1,743
7.375% 11/1/21 (g)	1,565	1,272
Anadarko Petroleum Corp. 6.375% 9/15/17	20,246	22,657
Antero Resources Corp. 5.125% 12/1/22 (g)	7,435	7,323
BP Capital Markets PLC:
4.5% 10/1/20	1,106	1,221
4.742% 3/11/21	4,210	4,684
California Resources Corp.:
5% 1/15/20 (g)	1,065	977
5.5% 9/15/21 (g)	4,110	3,750
6% 11/15/24 (g)	2,040	1,818
Canadian Natural Resources Ltd. 1.75% 1/15/18	2,250	2,227
Chesapeake Energy Corp.:
4.875% 4/15/22	550	543
5.375% 6/15/21	1,340	1,357
6.125% 2/15/21	395	420
6.875% 11/15/20	100	110
Citgo Holding, Inc. 10.75% 2/15/20 (g)	2,315	2,367
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.125% 3/1/22	895	899
7.75% 4/1/19	1,990	2,072
CrownRock LP/CrownRock Finance, Inc. 7.75% 2/15/23 (g)	965	996
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	2,360	2,372
DCP Midstream Operating LP:
2.5% 12/1/17	2,677	2,600
2.7% 4/1/19	523	494
3.875% 3/15/23	2,327	2,110
4.95% 4/1/22	1,048	1,024
Denbury Resources, Inc. 4.625% 7/15/23	4,625	4,145
Diamondback Energy, Inc. 7.625% 10/1/21	935	982
Duke Energy Field Services:
5.375% 10/15/15 (g)	1,647	1,675
6.45% 11/3/36 (g)	3,753	3,473
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
El Paso Natural Gas Co. 5.95% 4/15/17	$ 1,260	$ 1,348
Empresa Nacional de Petroleo 4.375% 10/30/24 (g)	4,545	4,695
Enable Midstream Partners LP:
2.4% 5/15/19 (g)	1,656	1,616
3.9% 5/15/24 (g)	1,746	1,713
Enbridge Energy Partners LP 4.2% 9/15/21	6,629	6,912
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22	2,190	2,267
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19	1,540	1,579
9.375% 5/1/20	9,120	9,736
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21	520	510
Gibson Energy, Inc. 6.75% 7/15/21 (g)	160	165
Global Partners LP/GLP Finance Corp. 6.25% 7/15/22 (g)	305	302
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (g)	677	719
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (g)	850	801
7.625% 4/15/21 (g)	105	109
Kodiak Oil & Gas Corp.:
5.5% 1/15/21	485	490
8.125% 12/1/19	1,325	1,381
Laredo Petroleum Holdings, Inc. 5.625% 1/15/22	1,740	1,670
LINN Energy LLC/LINN Energy Finance Corp. 6.5% 5/15/19	3,390	2,966
Marathon Petroleum Corp. 5.125% 3/1/21	3,173	3,567
Markwest Energy Partners LP/Markwest Energy Finance Corp. 5.5% 2/15/23	610	637
Motiva Enterprises LLC 5.75% 1/15/20 (g)	3,614	3,961
MPLX LP 4% 2/15/25	962	976
Nakilat, Inc. 6.067% 12/31/33 (g)	1,839	2,141
Nexen, Inc.:
5.2% 3/10/15	1,224	1,225
6.2% 7/30/19	1,865	2,142
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	3,975	4,104
Oasis Petroleum, Inc. 6.875% 3/15/22	595	583
Pemex Project Funding Master Trust 5.75% 3/1/18	21,220	23,236
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrobras Global Finance BV:
1.8806% 5/20/16 (i)	$ 5,357	$ 5,089
3% 1/15/19	22,701	19,654
3.25% 3/17/17	22,344	20,816
4.375% 5/20/23	3,648	3,003
4.875% 3/17/20	20,511	18,204
5.625% 5/20/43	11,155	8,904
7.25% 3/17/44	28,868	26,095
Petrobras International Finance Co. Ltd.:
3.5% 2/6/17	15,000	14,078
3.875% 1/27/16	5,238	5,147
5.375% 1/27/21	10,725	9,650
5.75% 1/20/20	16,310	15,045
5.875% 3/1/18	2,803	2,691
7.875% 3/15/19	5,564	5,633
Petroleos Mexicanos:
3.5% 7/18/18	7,105	7,342
3.5% 7/23/20 (g)	7,125	7,253
3.5% 1/30/23	4,530	4,438
4.5% 1/23/26 (g)	6,398	6,512
4.875% 1/24/22	2,315	2,460
4.875% 1/18/24	5,974	6,353
5.5% 1/21/21	12,842	14,094
5.5% 6/27/44	22,702	23,043
5.625% 1/23/46 (g)	6,203	6,361
6% 3/5/20	4,075	4,615
6.375% 1/23/45	13,324	14,905
6.5% 6/2/41	7,783	8,774
8% 5/3/19	3,283	3,943
Phillips 66 Co.:
1.95% 3/5/15	1,526	1,526
2.95% 5/1/17	1,527	1,581
4.3% 4/1/22	5,338	5,829
Phillips 66 Partners LP 2.646% 2/15/20	527	530
Plains All American Pipeline LP/PAA Finance Corp. 6.125% 1/15/17	1,880	2,037
Rosetta Resources, Inc. 5.875% 6/1/24	700	662
RSP Permian, Inc. 6.625% 10/1/22 (g)	525	528
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Sabine Pass Liquefaction LLC:
5.625% 4/15/23	$ 2,585	$ 2,643
5.75% 5/15/24	1,830	1,871
Samson Investment Co. 9.75% 2/15/20 (i)	1,650	561
SemGroup Corp. 7.5% 6/15/21	1,510	1,586
Southeast Supply Header LLC 4.25% 6/15/24 (g)	4,893	4,967
Southwestern Energy Co.:
3.3% 1/23/18	2,491	2,526
4.05% 1/23/20	4,519	4,629
Spectra Energy Capital, LLC 5.65% 3/1/20	944	1,041
Spectra Energy Partners, LP:
2.95% 6/15/16	1,059	1,083
4.6% 6/15/21	1,296	1,422
Suncor Energy, Inc. 6.1% 6/1/18	7,771	8,794
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5% 1/15/18 (g)	4,580	4,763
6.375% 8/1/22	570	603
Teekay Corp. 8.5% 1/15/20	120	135
Teine Energy Ltd. 6.875% 9/30/22 (g)	2,729	2,429
The Williams Companies, Inc.:
3.7% 1/15/23	4,147	3,877
4.55% 6/24/24	19,902	19,445
Western Gas Partners LP 5.375% 6/1/21	7,807	8,709
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23 (g)	585	600
Western Refining, Inc. 6.25% 4/1/21	550	547
Whiting Petroleum Corp. 5.75% 3/15/21	565	557
Williams Partners LP 4.3% 3/4/24	4,038	4,154
		515,329
TOTAL ENERGY		552,195
FINANCIALS - 7.1%
Banks - 3.1%
Associated Banc-Corp. 5.125% 3/28/16	1,852	1,927
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (g)	21,750	21,700
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Banks - continued
Banco Nacional de Desenvolvimento Economico e Social: - continued
5.5% 7/12/20 (g)	$ 16,673	$ 17,277
5.75% 9/26/23 (g)	5,082	5,171
6.5% 6/10/19 (g)	1,763	1,891
Bank of America Corp.:
1.35% 11/21/16	4,652	4,652
2.6% 1/15/19	66,110	67,150
2.65% 4/1/19	38,587	39,255
3.875% 3/22/17	781	819
4.2% 8/26/24	6,463	6,694
4.25% 10/22/26	5,465	5,591
5.75% 12/1/17	6,075	6,718
6.5% 8/1/16	1,010	1,083
Bank of America NA 5.3% 3/15/17	14,681	15,757
Barclays Bank PLC 2.5% 2/20/19	3,400	3,467
Barclays PLC 2.75% 11/8/19	4,598	4,651
BB&T Corp. 3.95% 3/22/22	1,495	1,595
Capital One NA:
1.65% 2/5/18	6,500	6,489
2.95% 7/23/21	7,402	7,494
CIT Group, Inc.:
5% 8/15/22	4,195	4,460
5% 8/1/23	2,755	2,907
5.25% 3/15/18	3,215	3,395
5.375% 5/15/20	2,805	3,015
5.5% 2/15/19 (g)	5,285	5,648
Citigroup, Inc.:
1.3% 11/15/16	5,354	5,345
1.75% 5/1/18	18,342	18,240
1.85% 11/24/17	30,961	31,015
2.5% 7/29/19	32,442	32,823
2.55% 4/8/19	14,645	14,883
4.05% 7/30/22	14,700	15,317
4.45% 1/10/17	14,158	14,927
5.3% 5/6/44	10,932	12,230
6% 8/15/17	12,747	14,056
Citizens Financial Group, Inc. 4.15% 9/28/22 (g)	5,782	6,026
Credit Suisse AG 6% 2/15/18	12,547	13,933
Credit Suisse New York Branch 5.4% 1/14/20	1,200	1,349
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Banks - continued
Discover Bank:
7% 4/15/20	$ 3,075	$ 3,666
8.7% 11/18/19	532	654
Fifth Third Bancorp:
3.5% 3/15/22	529	551
4.5% 6/1/18	418	450
5.45% 1/15/17	1,848	1,982
HBOS PLC 6.75% 5/21/18 (g)	408	457
HSBC Holdings PLC 4.25% 3/14/24	2,900	3,058
Huntington Bancshares, Inc. 7% 12/15/20	2,561	3,093
Huntington National Bank:
1.3% 11/20/16	3,560	3,566
2.2% 4/1/19	2,700	2,701
Intesa Sanpaolo SpA:
2.375% 1/13/17	28,255	28,671
3.125% 1/15/16	18,292	18,580
JPMorgan Chase & Co.:
3.875% 9/10/24	13,647	13,915
4.125% 12/15/26	91,465	93,876
JPMorgan Chase Bank 6% 10/1/17	1,942	2,153
KeyCorp. 5.1% 3/24/21	519	589
Marshall & Ilsley Bank:
4.85% 6/16/15	3,881	3,925
5% 1/17/17	7,888	8,348
Regions Bank:
6.45% 6/26/37	10,147	12,682
7.5% 5/15/18	11,552	13,359
Regions Financial Corp.:
2% 5/15/18	7,154	7,113
5.75% 6/15/15	1,067	1,081
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	52,829	55,957
6% 12/19/23	13,834	15,487
6.1% 6/10/23	7,367	8,260
6.125% 12/15/22	35,362	39,890
Sumitomo Mitsui Banking Corp. 1.3% 1/10/17	5,250	5,246
SunTrust Banks, Inc.:
2.35% 11/1/18	2,607	2,643
3.5% 1/20/17	4,123	4,295
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Banks - continued
Wachovia Bank NA 6% 11/15/17	$ 7,010	$ 7,857
Wells Fargo & Co.:
4.1% 6/3/26	13,000	13,622
4.48% 1/16/24	5,192	5,664
		802,341
Capital Markets - 1.4%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	7,219	7,185
4.25% 2/15/24	2,095	2,213
Goldman Sachs Group, Inc.:
1.748% 9/15/17	16,000	15,952
2.375% 1/22/18	10,000	10,183
2.55% 10/23/19	70,000	70,524
2.6% 4/23/20	1,300	1,302
2.625% 1/31/19	25,103	25,535
5.95% 1/18/18	4,242	4,730
6.15% 4/1/18	3,466	3,896
6.25% 9/1/17	19,047	21,174
Lazard Group LLC:
4.25% 11/14/20	4,447	4,735
6.85% 6/15/17	6,124	6,817
Merrill Lynch & Co., Inc. 6.4% 8/28/17	4,204	4,677
Morgan Stanley:
1.875% 1/5/18	13,596	13,653
2.125% 4/25/18	16,388	16,508
2.375% 7/23/19	29,891	30,073
2.5% 1/24/19	97,536	99,028
4.875% 11/1/22	7,232	7,857
5.625% 9/23/19	453	514
5.95% 12/28/17	250	278
6.625% 4/1/18	1,494	1,699
TransUnion Holding Co., Inc.:
8.125% 6/15/18 pay-in-kind (i)	1,155	1,181
9.625% 6/15/18 pay-in-kind (i)	810	824
UBS AG Stamford Branch 2.375% 8/14/19	11,000	11,131
		361,669
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - 0.9%
Ally Financial, Inc.:
3.5% 1/27/19	$ 2,025	$ 2,030
4.625% 6/26/15	2,540	2,567
4.75% 9/10/18	2,295	2,387
6.25% 12/1/17	1,800	1,944
Capital One Financial Corp. 2.45% 4/24/19	4,470	4,518
Discover Financial Services:
3.85% 11/21/22	1,983	2,040
5.2% 4/27/22	2,146	2,373
6.45% 6/12/17	10,512	11,548
Ford Motor Credit Co. LLC:
1.5% 1/17/17	16,012	16,035
2.375% 3/12/19	17,400	17,615
2.5% 1/15/16	14,000	14,183
2.875% 10/1/18	8,500	8,760
3% 6/12/17	5,430	5,612
4.375% 8/6/23	13,241	14,464
5% 5/15/18	8,500	9,293
5.875% 8/2/21	10,438	12,328
General Electric Capital Corp. 4.625% 1/7/21	703	792
General Motors Acceptance Corp. 8% 11/1/31	6,130	8,076
GMAC LLC:
8% 12/31/18	19,035	21,700
8% 11/1/31	18,726	24,157
Hyundai Capital America:
1.45% 2/6/17 (g)	5,366	5,351
1.625% 10/2/15 (g)	1,867	1,876
1.875% 8/9/16 (g)	1,338	1,352
2.125% 10/2/17 (g)	2,063	2,081
2.55% 2/6/19 (g)	5,366	5,393
2.875% 8/9/18 (g)	2,511	2,570
SLM Corp.:
4.875% 6/17/19	5,315	5,554
5.5% 1/15/19	2,150	2,263
5.5% 1/25/23	1,365	1,341
6.125% 3/25/24	2,195	2,206
7.25% 1/25/22	5,000	5,525
8% 3/25/20	5,930	6,901
8.45% 6/15/18	2,980	3,405
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
Synchrony Financial:
1.875% 8/15/17	$ 1,300	$ 1,302
3% 8/15/19	1,910	1,943
3.75% 8/15/21	7,084	7,351
4.25% 8/15/24	2,903	3,043
		241,879
Diversified Financial Services - 0.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.75% 5/15/17 (g)	2,625	2,631
3.75% 5/15/19 (g)	2,125	2,178
4.5% 5/15/21 (g)	2,325	2,459
5% 10/1/21 (g)	1,555	1,689
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	2,280	2,346
5.875% 2/1/22	2,725	2,858
6% 8/1/20	2,230	2,386
		16,547
Insurance - 0.6%
AIA Group Ltd. 2.25% 3/11/19 (g)	1,203	1,202
American International Group, Inc.:
2.375% 8/24/15	14,000	14,096
4.875% 6/1/22	5,467	6,248
5.6% 10/18/16	4,975	5,331
5.85% 1/16/18	12,000	13,451
Aon Corp.:
3.125% 5/27/16	3,402	3,487
5% 9/30/20	107	121
Five Corners Funding Trust 4.419% 11/15/23 (g)	8,055	8,669
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (g)(i)	2,008	2,078
Hartford Financial Services Group, Inc.:
4% 10/15/17	1,082	1,152
5.125% 4/15/22	956	1,100
5.375% 3/15/17	595	642
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (g)	1,675	1,721
Liberty Mutual Group, Inc.:
4.25% 6/15/23 (g)	2,655	2,823
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Liberty Mutual Group, Inc.: - continued
5% 6/1/21 (g)	$ 6,063	$ 6,725
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	4,128	4,650
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (g)	2,993	3,643
Metropolitan Life Global Funding I 1.875% 6/22/18 (g)	6,760	6,810
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (g)	3,585	4,753
Pacific Life Insurance Co. 9.25% 6/15/39 (g)	3,048	4,906
Pacific LifeCorp:
5.125% 1/30/43 (g)	6,960	7,894
6% 2/10/20 (g)	8,215	9,292
Prudential Financial, Inc.:
2.3% 8/15/18	783	795
4.5% 11/16/21	1,461	1,617
7.375% 6/15/19	1,880	2,270
Symetra Financial Corp. 6.125% 4/1/16 (g)	6,715	6,997
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (g)	6,853	7,877
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (g)	1,569	1,601
4.125% 11/1/24 (g)	2,275	2,403
Unum Group:
5.625% 9/15/20	2,879	3,261
5.75% 8/15/42	7,108	8,584
7.125% 9/30/16	1,802	1,959
		148,158
Real Estate Investment Trusts - 0.5%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	1,148	1,146
4.6% 4/1/22	1,705	1,795
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,587	1,604
AvalonBay Communities, Inc. 3.625% 10/1/20	2,452	2,577
Camden Property Trust 2.95% 12/15/22	2,154	2,124
CommonWealth REIT 5.875% 9/15/20	991	1,096
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21	205	209
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
DDR Corp.:
3.625% 2/1/25	$ 3,010	$ 3,011
4.625% 7/15/22	3,877	4,166
4.75% 4/15/18	4,595	4,931
7.5% 4/1/17	4,966	5,532
9.625% 3/15/16	1,670	1,812
Duke Realty LP:
3.625% 4/15/23	2,844	2,898
3.75% 12/1/24	2,012	2,062
3.875% 10/15/22	4,799	4,994
4.375% 6/15/22	3,202	3,428
5.5% 3/1/16	2,930	3,054
5.95% 2/15/17	3,166	3,427
6.75% 3/15/20	1,161	1,373
8.25% 8/15/19	1,838	2,266
Equity One, Inc.:
3.75% 11/15/22	7,300	7,376
5.375% 10/15/15	672	689
6% 9/15/17	666	729
6.25% 1/15/17	530	571
Federal Realty Investment Trust:
5.9% 4/1/20	1,379	1,598
6.2% 1/15/17	365	397
HCP, Inc.:
3.15% 8/1/22	8,000	7,979
3.875% 8/15/24	11,000	11,262
Health Care REIT, Inc.:
2.25% 3/15/18	12,327	12,427
4.125% 4/1/19	11,300	12,103
4.7% 9/15/17	744	800
HRPT Properties Trust:
5.75% 11/1/15	1,241	1,250
6.25% 6/15/17	726	779
6.65% 1/15/18	490	537
Lexington Corporate Properties Trust 4.4% 6/15/24	1,905	1,973
Omega Healthcare Investors, Inc.:
4.5% 1/15/25 (g)	1,769	1,805
4.95% 4/1/24	1,785	1,908
5.875% 3/15/24	3,200	3,432
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Omega Healthcare Investors, Inc.: - continued
6.75% 10/15/22	$ 1,885	$ 1,989
Retail Opportunity Investments Partnership LP:
4% 12/15/24	1,250	1,278
5% 12/15/23	980	1,072
Weingarten Realty Investors 3.375% 10/15/22	1,098	1,091
WP Carey, Inc. 4% 2/1/25	6,835	6,786
		133,336
Real Estate Management & Development - 0.5%
BioMed Realty LP:
2.625% 5/1/19	2,987	3,001
3.85% 4/15/16	8,385	8,630
4.25% 7/15/22	2,511	2,643
6.125% 4/15/20	1,822	2,090
Brandywine Operating Partnership LP:
3.95% 2/15/23	6,445	6,531
4.1% 10/1/24	5,444	5,546
4.55% 10/1/29	5,444	5,654
4.95% 4/15/18	4,256	4,577
5.7% 5/1/17	268	290
6% 4/1/16	2,467	2,588
CBRE Group, Inc.:
5% 3/15/23	4,110	4,316
5.25% 3/15/25	5,040	5,494
Corporate Office Properties LP 3.7% 6/15/21	3,614	3,632
Digital Realty Trust LP:
4.5% 7/15/15	2,465	2,475
5.25% 3/15/21	2,876	3,172
ERP Operating LP 5.75% 6/15/17	1,446	1,586
Essex Portfolio LP 5.5% 3/15/17	3,414	3,691
Howard Hughes Corp. 6.875% 10/1/21 (g)	2,115	2,223
Kennedy-Wilson, Inc. 5.875% 4/1/24	795	803
Liberty Property LP:
3.375% 6/15/23	2,951	2,933
4.125% 6/15/22	2,746	2,874
4.75% 10/1/20	6,595	7,165
5.125% 3/2/15	1,317	1,317
5.5% 12/15/16	2,022	2,165
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Mack-Cali Realty LP:
2.5% 12/15/17	$ 4,037	$ 4,053
3.15% 5/15/23	6,708	6,104
4.5% 4/18/22	1,689	1,708
5.8% 1/15/16	4,250	4,408
7.75% 8/15/19	2,149	2,496
Mid-America Apartments LP 4.3% 10/15/23	1,086	1,158
Post Apartment Homes LP 3.375% 12/1/22	1,196	1,199
Prime Property Funding, Inc. 5.7% 4/15/17 (g)	3,471	3,688
Realogy Corp. 9% 1/15/20 (g)	1,170	1,287
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (g)	1,760	1,791
Realogy Group LLC/Sunshine Group Florida Ltd. 3.375% 5/1/16 (g)	2,125	2,136
Reckson Operating Partnership LP 6% 3/31/16	1,675	1,752
Regency Centers LP 5.875% 6/15/17	1,447	1,586
Tanger Properties LP:
3.75% 12/1/24	3,781	3,882
3.875% 12/1/23	2,341	2,427
6.125% 6/1/20	7,035	8,154
Ventas Realty LP:
1.25% 4/17/17	2,655	2,645
1.55% 9/26/16	921	927
3.5% 2/1/25	1,837	1,852
4.375% 2/1/45	1,098	1,108
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	3,611	3,636
4% 4/30/19	1,771	1,890
Weekley Homes LLC/Weekley Finance Corp. 6% 2/1/23	510	484
		145,767
TOTAL FINANCIALS		1,849,697
HEALTH CARE - 0.9%
Biotechnology - 0.1%
Amgen, Inc. 1.25% 5/22/17	11,041	11,035
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Equipment & Supplies - 0.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
6% 10/15/21	$ 410	$ 439
7.75% 2/15/19	2,945	3,069
		3,508
Health Care Providers & Services - 0.6%
Acadia Healthcare Co., Inc. 5.625% 2/15/23 (g)	680	702
Catamaran Corp. 4.75% 3/15/21 (Reg. S)	1,120	1,166
Community Health Systems, Inc.:
5.125% 8/1/21	840	876
6.875% 2/1/22	1,115	1,192
Coventry Health Care, Inc. 5.95% 3/15/17	1,030	1,128
DaVita HealthCare Partners, Inc.:
5.125% 7/15/24	2,535	2,630
5.75% 8/15/22	1,215	1,311
6.625% 11/1/20	1,555	1,641
Envision Healthcare Corp. 5.125% 7/1/22 (g)	1,040	1,083
Express Scripts Holding Co.:
3.9% 2/15/22	1,585	1,677
4.75% 11/15/21	14,348	16,005
HCA Holdings, Inc.:
3.75% 3/15/19	9,592	9,796
4.25% 10/15/19	3,850	3,985
4.75% 5/1/23	3,020	3,186
5% 3/15/24	1,755	1,895
5.375% 2/1/25	7,000	7,420
5.875% 3/15/22	10,110	11,364
5.875% 5/1/23	2,555	2,798
6.25% 2/15/21	1,415	1,546
6.5% 2/15/20	20,898	23,771
7.5% 2/15/22	3,250	3,835
7.75% 5/15/21	5,585	5,976
HealthSouth Corp. 5.75% 11/1/24	3,005	3,140
Kindred Escrow Corp. II:
8% 1/15/20 (g)	1,180	1,280
8.75% 1/15/23 (g)	1,180	1,286
Legend Acquisition, Inc. 10.75% 8/15/20 (d)(g)	2,005	0
McKesson Corp. 2.284% 3/15/19	5,400	5,440
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Medco Health Solutions, Inc.:
2.75% 9/15/15	$ 3,610	$ 3,648
4.125% 9/15/20	3,728	3,992
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21	625	667
Tenet Healthcare Corp.:
4.375% 10/1/21	3,930	3,935
4.5% 4/1/21	1,030	1,035
5% 3/1/19 (g)	11,690	11,748
6% 10/1/20	1,145	1,245
8.125% 4/1/22	4,590	5,198
WellPoint, Inc. 1.875% 1/15/18	161	162
		147,759
Health Care Technology - 0.0%
IMS Health, Inc. 6% 11/1/20 (g)	715	747
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	1,499	1,499
2.4% 2/1/19	945	956
		2,455
Pharmaceuticals - 0.2%
AbbVie, Inc. 1.75% 11/6/17	5,738	5,782
Actavis Funding SCS:
1.3% 6/15/17	10,935	10,800
2.45% 6/15/19	3,241	3,218
Endo Finance LLC/Endo Ltd./Endo Finco, Inc. 6% 2/1/25 (g)	1,935	2,049
Forest Laboratories, Inc. 4.375% 2/1/19 (g)	2,160	2,297
Grifols Worldwide Operations Ltd. 5.25% 4/1/22 (g)	1,665	1,707
JLL/Delta Dutch Newco BV 7.5% 2/1/22 (g)	8,675	8,914
Mylan, Inc. 1.35% 11/29/16	1,757	1,754
Perrigo Co. PLC:
1.3% 11/8/16	1,437	1,434
2.3% 11/8/18	1,537	1,552
Perrigo Finance PLC:
3.5% 12/15/21	1,350	1,397
3.9% 12/15/24	2,011	2,086
4.9% 12/15/44	883	949
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - continued
Pinnacle Merger Sub, Inc. 9.5% 10/1/23 (g)	$ 498	$ 560
Valeant Pharmaceuticals International:
5.5% 3/1/23 (g)	1,750	1,768
5.625% 12/1/21 (g)	810	822
6.75% 8/15/18 (g)	3,620	3,846
7.5% 7/15/21 (g)	2,320	2,517
VPI Escrow Corp. 6.375% 10/15/20 (g)	1,445	1,521
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	1,940	1,937
Zoetis, Inc. 1.875% 2/1/18	898	897
		57,807
TOTAL HEALTH CARE		223,311
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc. 6.375% 6/1/19 (g)	3,650	4,223
DigitalGlobe, Inc. 5.25% 2/1/21 (g)	425	412
KLX, Inc. 5.875% 12/1/22 (g)	1,275	1,302
TransDigm, Inc.:
6% 7/15/22	1,155	1,169
6.5% 7/15/24	1,135	1,161
		8,267
Airlines - 0.0%
Continental Airlines, Inc.:
pass-thru trust certificates:
8.388% 5/1/22	27	28
9.798% 4/1/21	2,283	2,557
6.125% 4/29/18	415	440
6.648% 3/15/19	1,675	1,726
6.9% 7/2/19	436	456
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,511	1,606
8.36% 1/20/19	1,100	1,202
		8,015
Building Products - 0.0%
HD Supply, Inc. 5.25% 12/15/21 (g)	1,985	2,062
HMAN Finance Sub Corp. 6.375% 7/15/22 (g)	510	497
Nortek, Inc. 8.5% 4/15/21	925	994
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Building Products - continued
USG Corp.:
5.875% 11/1/21 (g)	$ 255	$ 267
6.3% 11/15/16	170	179
7.875% 3/30/20 (g)	905	981
9.75% 1/15/18	975	1,122
		6,102
Commercial Services & Supplies - 0.1%
ADT Corp. 6.25% 10/15/21	1,140	1,234
APX Group, Inc.:
6.375% 12/1/19	8,730	8,752
8.75% 12/1/20	6,745	6,189
ARAMARK Corp. 5.75% 3/15/20	1,345	1,406
Cenveo Corp. 6% 8/1/19 (g)	730	688
Clean Harbors, Inc. 5.125% 6/1/21	740	757
Covanta Holding Corp.:
6.375% 10/1/22	875	943
7.25% 12/1/20	775	829
Garda World Security Corp.:
7.25% 11/15/21 (g)	525	513
7.25% 11/15/21 (g)	200	196
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (g)	215	221
Quad/Graphics, Inc. 7% 5/1/22 (g)	385	379
R.R. Donnelley & Sons Co.:
6% 4/1/24	550	569
6.5% 11/15/23	1,685	1,790
TMS International Corp. 7.625% 10/15/21 (g)	255	257
		24,723
Construction & Engineering - 0.0%
AECOM Technology Corp.:
5.75% 10/15/22 (g)	640	670
5.875% 10/15/24 (g)	545	579
		1,249
Machinery - 0.1%
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (g)	475	493
Ingersoll-Rand Luxembourg Finance SA 2.625% 5/1/20	1,481	1,480
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Machinery - continued
Schaeffler Finance BV:
4.25% 5/15/21 (g)	$ 1,760	$ 1,778
4.75% 5/15/21 (g)	3,160	3,247
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (g)	950	884
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19	910	992
		8,874
Marine - 0.0%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (g)	630	630
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (g)	3,065	2,873
8.125% 2/15/19	975	839
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (g)	700	676
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21	785	769
		5,787
Professional Services - 0.0%
FTI Consulting, Inc. 6% 11/15/22	1,875	1,992
Road & Rail - 0.0%
Hertz Corp.:
5.875% 10/15/20	1,120	1,156
6.25% 10/15/22	800	832
Jurassic Holdings III, Inc. 6.875% 2/15/21 (Reg. S) (g)	1,115	964
Western Express, Inc. 12.5% 4/15/15 (g)	3,725	3,753
		6,705
Trading Companies & Distributors - 0.3%
Ahern Rentals, Inc. 9.5% 6/15/18 (g)	285	296
Air Lease Corp.:
2.125% 1/15/18	2,759	2,749
3.75% 2/1/22	6,505	6,605
3.875% 4/1/21	5,301	5,460
4.25% 9/15/24	4,566	4,703
4.75% 3/1/20	4,617	4,975
Aircastle Ltd. 5.5% 2/15/22	1,340	1,437
Ashtead Capital, Inc. 5.625% 10/1/24 (g)	1,825	1,916
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Trading Companies & Distributors - continued
International Lease Finance Corp.:
3.875% 4/15/18	$ 4,400	$ 4,510
5.75% 5/15/16	1,840	1,916
5.875% 8/15/22	4,385	5,010
6.25% 5/15/19	3,035	3,403
7.125% 9/1/18 (g)	5,560	6,325
8.25% 12/15/20	4,165	5,175
8.625% 9/15/15	4,640	4,797
8.625% 1/15/22	3,910	5,063
NES Rentals Holdings, Inc. 7.875% 5/1/18 (g)	365	370
VWR Funding, Inc. 7.25% 9/15/17	2,695	2,823
		67,533
TOTAL INDUSTRIALS		139,247
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.1%
Alcatel-Lucent U.S.A., Inc.:
4.625% 7/1/17 (g)	835	862
6.75% 11/15/20 (g)	1,980	2,119
Hughes Satellite Systems Corp. 6.5% 6/15/19	6,010	6,566
Lucent Technologies, Inc.:
6.45% 3/15/29	5,541	5,548
6.5% 1/15/28	1,110	1,107
		16,202
Electronic Equipment & Components - 0.0%
Anixter International, Inc. 5.625% 5/1/19	705	754
Infor U.S., Inc. 9.375% 4/1/19	755	811
Sanmina Corp. 4.375% 6/1/19 (g)	1,295	1,305
Tyco Electronics Group SA:
2.375% 12/17/18	1,087	1,100
6.55% 10/1/17	815	915
		4,885
Internet Software & Services - 0.0%
Balboa Merger Sub, Inc. 11.375% 12/1/21 (g)	925	953
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
CyrusOne LP/CyrusOne Finance Corp. 6.375% 11/15/22	$ 885	$ 938
VeriSign, Inc. 4.625% 5/1/23	3,395	3,395
		5,286
IT Services - 0.1%
Audatex North America, Inc.:
6% 6/15/21 (g)	4,565	4,850
6.125% 11/1/23 (g)	3,000	3,180
CDW LLC/CDW Finance Corp. 6% 8/15/22	1,670	1,783
Compiler Finance Sub, Inc. 7% 5/1/21 (g)	685	514
First Data Corp.:
6.75% 11/1/20 (g)	4,035	4,328
11.25% 1/15/21	1,918	2,191
11.75% 8/15/21	497	579
Xerox Corp. 2.95% 3/15/17	947	976
		18,401
Semiconductors & Semiconductor Equipment - 0.0%
Entegris, Inc. 6% 4/1/22 (g)	365	380
Micron Technology, Inc. 5.875% 2/15/22	880	930
NXP BV/NXP Funding LLC 5.75% 2/15/21 (g)	1,595	1,691
		3,001
Software - 0.0%
Activision Blizzard, Inc. 6.125% 9/15/23 (g)	1,255	1,388
BMC Software Finance, Inc. 8.125% 7/15/21 (g)	2,645	2,470
Boxer Parent Co., Inc. 9% 10/15/19 pay-in-kind (g)(i)	1,720	1,441
Infor Software Parent LLC/Infor Software Parent, Inc. 7.125% 5/1/21 pay-in-kind (g)(i)	545	548
Open Text Corp. 5.625% 1/15/23 (g)	4,975	5,124
		10,971
Technology Hardware, Storage & Peripherals - 0.0%
Project Homestake Merger Corp. 8.875% 3/1/23 (g)	760	760
TOTAL INFORMATION TECHNOLOGY		59,506
MATERIALS - 0.3%
Chemicals - 0.1%
Hexion U.S. Finance Corp. 6.625% 4/15/20	2,810	2,684
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
LSB Industries, Inc. 7.75% 8/1/19	$ 425	$ 443
PolyOne Corp. 5.25% 3/15/23	1,360	1,421
SPCM SA 6% 1/15/22 (g)	555	577
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19	5,963	6,202
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (g)	585	633
W.R. Grace & Co. - Conn:
5.125% 10/1/21 (g)	885	916
5.625% 10/1/24 (g)	355	382
		13,258
Construction Materials - 0.0%
Calcipar SA 6.875% 5/1/18 (g)	720	738
CEMEX Finance LLC 6% 4/1/24 (g)	1,600	1,602
CEMEX S.A.B. de CV 5.2566% 9/30/15 (g)(i)	2,815	2,846
CRH America, Inc. 6% 9/30/16	2,470	2,645
Prince Mineral Holding Corp. 12.5% 12/15/19 (g)	405	405
		8,236
Containers & Packaging - 0.0%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (g)(i)	840	859
Ardagh Packaging Finance PLC 9.125% 10/15/20 (g)	685	735
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6% 6/30/21 (g)	800	779
6.25% 1/31/19 (g)	680	682
6.75% 1/31/21 (g)	785	793
7% 11/15/20 (g)	126	125
9.125% 10/15/20 (g)	690	737
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (g)	555	477
Crown Americas LLC/Crown Americas Capital Corp. III 6.25% 2/1/21	2,040	2,162
Owens-Illinois, Inc. 7.8% 5/15/18	350	394
Sealed Air Corp. 6.5% 12/1/20 (g)	1,065	1,206
Tekni-Plex, Inc. 9.75% 6/1/19 (g)	724	786
		9,735
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - 0.2%
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (g)	$ 255	$ 263
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (g)	7,189	7,589
4.25% 7/17/42 (g)	1,226	1,194
4.5% 8/13/23 (Reg. S)	8,600	9,323
4.875% 11/4/44 (g)	3,218	3,421
4.875% 11/4/44 (Reg. S)	4,000	4,252
5.625% 10/18/43 (g)	1,793	2,100
Edgen Murray Corp. 8.75% 11/1/20 (g)	737	805
Essar Steel Algoma, Inc. 9.5% 11/15/19 (g)	2,080	1,947
JMC Steel Group, Inc. 8.25% 3/15/18 (g)	5,635	4,917
Murray Energy Corp.:
8.625% 6/15/21 (g)	185	179
9.5% 12/5/20 (g)	4,760	4,724
New Gold, Inc.:
6.25% 11/15/22 (g)	615	609
7% 4/15/20 (g)	345	357
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17	3,375	3,451
11.25% 10/15/18	755	793
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc. 6.375% 5/1/22 (g)	595	586
Steel Dynamics, Inc. 6.375% 8/15/22	990	1,062
Walter Energy, Inc.:
9.5% 10/15/19 (g)	1,115	741
12% 4/1/20 pay-in-kind (g)(i)	885	147
		48,460
Paper & Forest Products - 0.0%
Clearwater Paper Corp. 4.5% 2/1/23	1,250	1,244
TOTAL MATERIALS		80,933
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.7%
Altice Financing SA:
6.5% 1/15/22 (g)	2,300	2,381
6.625% 2/15/23 (g)	2,620	2,728
7.875% 12/15/19 (g)	550	584
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Altice Finco SA:
8.125% 1/15/24 (g)	$ 315	$ 334
9.875% 12/15/20 (g)	585	651
BellSouth Capital Funding Corp. 7.875% 2/15/30	68	91
Broadview Networks Holdings, Inc. 10.5% 11/15/17	1,908	1,812
CenturyLink, Inc.:
5.15% 6/15/17	440	464
6% 4/1/17	3,101	3,318
6.15% 9/15/19	3,331	3,639
Eileme 2 AB 11.625% 1/31/20 (g)	1,725	1,948
Embarq Corp.:
7.082% 6/1/16	3,728	3,986
7.995% 6/1/36	37,546	43,929
FairPoint Communications, Inc. 8.75% 8/15/19 (g)	1,340	1,394
Intelsat Luxembourg SA:
7.75% 6/1/21	4,960	4,594
8.125% 6/1/23	1,090	1,014
Level 3 Communications, Inc.:
5.75% 12/1/22	1,295	1,331
8.875% 6/1/19	435	461
Level 3 Financing, Inc.:
5.375% 8/15/22	2,110	2,183
6.125% 1/15/21	1,405	1,488
7% 6/1/20	1,460	1,570
Lynx I Corp. 5.375% 4/15/21 (g)	770	814
Lynx II Corp. 6.375% 4/15/23 (g)	435	470
Sprint Capital Corp.:
6.875% 11/15/28	1,005	945
6.9% 5/1/19	3,975	4,114
8.75% 3/15/32	1,500	1,584
Verizon Communications, Inc.:
2.625% 2/21/20 (g)	8,041	8,113
4.5% 9/15/20	38,502	42,345
5.012% 8/21/54 (g)	19,396	20,263
6.1% 4/15/18	1,909	2,158
6.25% 4/1/37	3,729	4,685
6.4% 9/15/33	5,323	6,749
6.55% 9/15/43	14,925	19,639
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Virgin Media Finance PLC 6% 10/15/24 (g)	$ 930	$ 1,000
Wind Acquisition Finance SA 4.75% 7/15/20 (g)	1,670	1,687
		194,466
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV:
2.375% 9/8/16	307	312
3.625% 3/30/15	2,672	2,678
Clearwire Communications LLC/Clearwire Finance, Inc. 14.75% 12/1/16 (g)	3,050	3,660
Digicel Group Ltd.:
6% 4/15/21 (g)	2,805	2,784
6.75% 3/1/23 (g)	2,095	2,113
7% 2/15/20 (g)	275	282
7.125% 4/1/22 (g)	2,200	2,096
8.25% 9/30/20 (g)	6,270	6,342
Intelsat Jackson Holdings SA:
5.5% 8/1/23	2,315	2,191
6.625% 12/15/22 (Reg. S)	5,045	4,931
7.5% 4/1/21	3,895	4,080
SBA Communications Corp. 5.625% 10/1/19	1,870	1,968
Sprint Communications, Inc.:
6% 11/15/22	9,365	9,072
9% 11/15/18 (g)	6,595	7,667
Sprint Corp.:
7.125% 6/15/24	870	866
7.25% 9/15/21	2,575	2,625
7.875% 9/15/23	2,575	2,659
T-Mobile U.S.A., Inc.:
5.25% 9/1/18	940	978
6% 3/1/23	2,590	2,701
6.25% 4/1/21	2,010	2,103
6.464% 4/28/19	420	436
6.542% 4/28/20	1,475	1,568
6.625% 4/1/23	3,005	3,182
6.633% 4/28/21	1,335	1,420
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
T-Mobile U.S.A., Inc.: - continued
6.731% 4/28/22	$ 985	$ 1,049
6.836% 4/28/23	385	411
		70,174
TOTAL TELECOMMUNICATION SERVICES		264,640
UTILITIES - 1.0%
Electric Utilities - 0.7%
AmerenUE 6.4% 6/15/17	4,026	4,463
American Transmission Systems, Inc. 5% 9/1/44 (g)	2,007	2,300
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (g)	3,934	4,622
6.4% 9/15/20 (g)	10,769	12,765
Edison International 3.75% 9/15/17	3,355	3,553
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
11% 10/1/21 (d)	4,208	5,060
11.75% 3/1/22 (d)(g)	13,655	16,352
Eversource Energy 1.45% 5/1/18	1,511	1,497
FirstEnergy Corp.:
2.75% 3/15/18	7,307	7,448
4.25% 3/15/23	23,348	24,583
7.375% 11/15/31	31,788	40,560
FirstEnergy Solutions Corp. 6.05% 8/15/21	9,830	10,922
IPALCO Enterprises, Inc. 7.25% 4/1/16 (g)	3,670	3,863
LG&E and KU Energy LLC:
2.125% 11/15/15	3,785	3,816
3.75% 11/15/20	745	781
Mirant Americas Generation LLC 9.125% 5/1/31	460	426
Nevada Power Co.:
6.5% 5/15/18	5,100	5,852
6.5% 8/1/18	1,191	1,377
NSG Holdings II, LLC 7.75% 12/15/25 (g)	5,023	5,412
NV Energy, Inc. 6.25% 11/15/20	1,666	1,960
Pennsylvania Electric Co. 6.05% 9/1/17	450	499
Pepco Holdings, Inc. 2.7% 10/1/15	3,805	3,843
Progress Energy, Inc. 4.4% 1/15/21	336	372
RJS Power Holdings LLC 5.125% 7/15/19 (g)	2,150	2,118
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
TECO Finance, Inc.:
4% 3/15/16	$ 1,242	$ 1,281
5.15% 3/15/20	2,029	2,267
West Penn Power Co. 5.95% 12/15/17 (g)	10,500	11,657
		179,649
Gas Utilities - 0.0%
AmeriGas Finance LLC/AmeriGas Finance Corp. 7% 5/20/22	1,785	1,910
Southern Natural Gas Co. 5.9% 4/1/17 (g)	260	281
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,753	1,840
Texas Eastern Transmission LP 6% 9/15/17 (g)	948	1,046
		5,077
Independent Power and Renewable Electricity Producers - 0.1%
Calpine Corp.:
5.375% 1/15/23	1,475	1,497
5.75% 1/15/25	635	648
6% 1/15/22 (g)	1,115	1,216
7.875% 1/15/23 (g)	2,470	2,773
Dynegy Finance I, Inc./Dynegy Finance II, Inc.:
6.75% 11/1/19 (g)	1,075	1,125
7.375% 11/1/22 (g)	3,805	4,029
7.625% 11/1/24 (g)	2,865	3,040
GenOn Energy, Inc. 9.875% 10/15/20	1,743	1,769
NRG Energy, Inc. 6.625% 3/15/23	2,550	2,678
TerraForm Power Operating LLC 5.875% 2/1/23 (g)	845	879
The AES Corp.:
5.5% 3/15/24	745	756
7.375% 7/1/21	435	486
7.75% 10/15/15	1,109	1,155
TXU Corp.:
5.55% 11/15/14 (d)	61	57
6.5% 11/15/24 (d)	3,550	3,302
6.55% 11/15/34 (d)	7,200	6,696
		32,106
Multi-Utilities - 0.2%
Dominion Resources, Inc.:
2.5566% 9/30/66 (i)	19,347	17,987
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
Dominion Resources, Inc.: - continued
7.5% 6/30/66 (i)	$ 2,474	$ 2,560
National Grid PLC 6.3% 8/1/16	845	912
NiSource Finance Corp.:
4.45% 12/1/21	2,441	2,649
5.25% 9/15/17	1,120	1,224
5.45% 9/15/20	5,259	6,020
6.4% 3/15/18	2,468	2,811
6.8% 1/15/19	2,710	3,191
PG&E Corp. 2.4% 3/1/19	791	797
Puget Energy, Inc. 6% 9/1/21	691	821
Sempra Energy 2.3% 4/1/17	5,903	6,026
Wisconsin Energy Corp. 6.25% 5/15/67 (i)	3,876	3,895
		48,893
TOTAL UTILITIES		265,725
TOTAL NONCONVERTIBLE BONDS		3,945,315
TOTAL CORPORATE BONDS (Cost $3,812,490)		3,948,211
U.S. Government and Government Agency Obligations - 4.8%

U.S. Treasury Inflation-Protected Obligations - 0.6%
U.S. Treasury Inflation-Indexed Bonds 0.75% 2/15/45	66,000	67,331
U.S. Treasury Inflation-Indexed Bonds 1.375% 2/15/44	77,334	91,914
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		159,245
U.S. Treasury Obligations - 4.2%
U.S. Treasury Bonds:
2.5% 2/15/45	15,990	15,675
3% 11/15/44	97,584	105,840
U.S. Treasury Notes:
0.875% 1/15/18	309,237	308,295
1% 2/15/18	507,432	507,392
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2% 2/15/25	$ 90,735	$ 90,742
2.25% 11/15/24	55,524	56,734
TOTAL U.S. TREASURY OBLIGATIONS		1,084,678
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,232,941)		1,243,923
U.S. Government Agency - Mortgage Securities - 1.2%

Fannie Mae - 1.0%
2.053% 6/1/36 (i)	125	134
2.389% 7/1/37 (i)	227	243
2.5% 1/1/28 to 4/1/43	10,891	11,126
3% 5/1/27 to 8/1/43	42	44
3.5% 7/1/21 to 1/1/44	209,037	220,541
4% 11/1/40 to 10/1/42	1,662	1,782
4.5% 11/1/19 to 7/1/26	1,010	1,082
5% 4/1/41 to 10/1/41	3,824	4,255
5.5% 9/1/23 to 4/1/39	3,777	4,256
6% 7/1/35 to 8/1/37	3,025	3,472
6.5% 7/1/32 to 8/1/36	509	595
TOTAL FANNIE MAE		247,530
Freddie Mac - 0.1%
3.136% 10/1/35 (i)	153	164
3.5% 8/1/42 to 4/1/43	6,406	6,711
4% 6/1/24 to 8/1/44	15,133	16,272
4.5% 3/1/41 to 4/1/41	7,959	8,670
5% 3/1/19 to 7/1/41	2,538	2,767
5.5% 1/1/38	598	673
6% 7/1/37 to 8/1/37	278	318
6.5% 3/1/36	1,926	2,251
TOTAL FREDDIE MAC		37,826
Ginnie Mae - 0.1%
3% 1/20/45	1,200	1,234
3.5% 7/20/42 to 8/20/43	7,085	7,453
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
4% 8/15/39 to 5/15/43	$ 7,798	$ 8,358
4.5% 4/20/41	2,955	3,217
5% 2/15/39 to 5/15/39	896	1,007
5.5% 6/15/35 to 9/15/39	2,759	3,157
TOTAL GINNIE MAE		24,426
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $305,073)		309,782
Asset-Backed Securities - 0.3%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6383% 4/25/35 (i)	504	437
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1.8183% 3/25/34 (i)	215	211
AmeriCredit Automobile Receivables Trust Series 2013-4:
Class C, 2.72% 9/9/19	1,240	1,260
Class D, 3.31% 10/8/19	770	789
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2183% 12/25/33 (i)	39	36
Series 2004-R2 Class M3, 0.9933% 4/25/34 (i)	68	47
Series 2005-R2 Class M1, 0.621% 4/25/35 (i)	131	131
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9495% 3/25/34 (i)	36	34
Series 2004-W11 Class M2, 1.221% 11/25/34 (i)	426	411
Series 2004-W7 Class M1, 0.9933% 5/25/34 (i)	1,108	1,058
Series 2006-W4 Class A2C, 0.331% 5/25/36 (i)	892	309
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 0.9933% 4/25/34 (i)	1,360	1,243
Series 2006-HE2 Class M1, 0.5383% 3/25/36 (i)	18	2
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.311% 12/25/36 (i)	1,368	912
CFC LLC Series 2013-1A Class A, 1.65% 7/17/17 (g)	194	194
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.626% 4/25/34 (i)	57	47
Series 2004-4 Class M2, 0.966% 6/25/34 (i)	87	78
Series 2004-7 Class AF5, 5.868% 1/25/35	1,778	1,828
Fannie Mae Series 2004-T5 Class AB3, 0.9831% 5/28/35 (i)	30	28
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3445% 8/25/34 (i)	$ 221	$ 195
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 0.996% 3/25/34 (i)	10	10
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9033% 1/25/35 (i)	720	593
Class M4, 1.1883% 1/25/35 (i)	264	173
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6416% 2/25/47 (g)(i)	1,226	1,054
GE Business Loan Trust:
Series 2003-1 Class A, 0.603% 4/15/31 (g)(i)	32	31
Series 2006-2A:
Class A, 0.353% 11/15/34 (g)(i)	612	584
Class B, 0.453% 11/15/34 (g)(i)	221	205
Class C, 0.553% 11/15/34 (g)(i)	367	324
Class D, 0.923% 11/15/34 (g)(i)	140	122
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.491% 8/25/33 (i)	198	186
Series 2003-3 Class M1, 1.461% 8/25/33 (i)	371	358
Series 2003-5 Class A2, 0.871% 12/25/33 (i)	25	24
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.361% 1/25/37 (i)	1,137	730
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.4683% 7/25/36 (i)	2,404	1,058
Series 2007-CH1 Class AV4, 0.2983% 11/25/36 (i)	545	540
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.5846% 12/27/29 (i)	149	148
Series 2006-A Class 2C, 1.4046% 3/27/42 (i)	2,016	355
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4683% 5/25/37 (i)	306	3
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.921% 7/25/34 (i)	86	63
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.146% 7/25/34 (i)	282	254
Series 2006-FM1 Class A2B, 0.2783% 4/25/37 (i)	380	353
Series 2006-OPT1 Class A1A, 0.691% 6/25/35 (i)	1,357	1,296
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8483% 8/25/34 (i)	44	40
Series 2005-NC1 Class M1, 0.831% 1/25/35 (i)	262	245
Series 2005-NC2 Class B1, 1.926% 3/25/35 (i)	185	4
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.681% 9/25/35 (i)	1,083	966
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.0433% 9/25/34 (i)	$ 405	$ 379
Class M4, 2.3433% 9/25/34 (i)	519	313
Series 2005-WCH1 Class M4, 1.001% 1/25/36 (i)	1,120	992
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.971% 4/25/33 (i)	4	4
Santander Drive Auto Receivables Trust:
Series 2014-2 Class C, 2.33% 11/15/19	5,443	5,450
Series 2014-3:
Class B, 1.45% 5/15/19	19,055	18,966
Class C, 2.13% 8/17/20	19,051	18,988
Series 2014-4 Class C, 2.6% 11/16/20	3,030	3,047
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9633% 3/25/35 (i)	664	603
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.1906% 6/15/33 (i)	596	576
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.896% 9/25/34 (i)	34	30
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0283% 9/25/34 (i)	22	19
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8156% 4/6/42 (g)(i)	1,530	811
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0561% 10/25/44 (g)(i)	1,358	1,369
TOTAL ASSET-BACKED SECURITIES (Cost $63,455)		70,516
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.1%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.731% 1/25/35 (i)	934	908
Citigroup Mortgage Loan Trust sequential payer Series 2012-A Class A, 2.5% 6/25/51 (g)	2,559	2,518
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.5591% 10/25/34 (i)	461	461
Granite Master Issuer PLC floater:
Series 2006-3 Class M2, 0.7335% 12/20/54 (i)	4,540	4,457
Series 2006-4 Class M1, 0.5135% 12/20/54 (i)	829	807
Series 2007-1:
Class 1M1, 0.4735% 12/20/54 (i)	1,114	1,081
Class 2M1, 0.6735% 12/20/54 (i)	1,431	1,402
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2007-2 Class 2C1, 1.033% 12/17/54 (i)	$ 1,981	$ 1,938
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7066% 1/20/44 (i)	326	339
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.4665% 8/25/36 (i)	1,027	881
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.381% 5/25/47 (i)	347	325
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.341% 2/25/37 (i)	654	599
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4583% 7/25/35 (i)	925	873
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5163% 6/10/35 (g)(i)	337	314
Class B6, 3.0163% 6/10/35 (g)(i)	72	67
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2236% 7/20/34 (i)	19	18
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5122% 4/25/33 (i)	134	134
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.371% 9/25/36 (i)	1,350	1,260
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 0.8083% 9/25/43 (i)	2,113	2,018
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $13,353)		20,400
Commercial Mortgage Securities - 1.8%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5642% 2/14/43 (i)(k)	250	4
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.711% 5/10/45 (i)	109	110
Series 2006-3 Class A4, 5.889% 7/10/44	7,050	7,376
Series 2006-5 Class A2, 5.317% 9/10/47	1,221	1,220
Series 2006-6 Class A3, 5.369% 10/10/45	1,824	1,849
Series 2005-3 Class A3B, 5.09% 7/10/43 (i)	2,833	2,846
Series 2006-6 Class E, 5.619% 10/10/45 (g)	527	73
Series 2007-3:
Class A3, 5.5907% 6/10/49 (i)	1,084	1,086
Class A4, 5.5907% 6/10/49 (i)	14,446	15,432
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	$ 1,865	$ 1,989
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.446% 12/25/33 (g)(i)	28	26
Series 2005-3A:
Class A2, 0.571% 11/25/35 (g)(i)	249	226
Class M1, 0.611% 11/25/35 (g)(i)	33	29
Class M2, 0.661% 11/25/35 (g)(i)	42	32
Class M3, 0.681% 11/25/35 (g)(i)	37	28
Class M4, 0.771% 11/25/35 (g)(i)	46	35
Series 2005-4A:
Class A2, 0.561% 1/25/36 (g)(i)	640	568
Class B1, 1.571% 1/25/36 (g)(i)	27	12
Class M1, 0.621% 1/25/36 (g)(i)	206	163
Class M2, 0.641% 1/25/36 (g)(i)	62	48
Class M3, 0.671% 1/25/36 (g)(i)	90	67
Class M4, 0.781% 1/25/36 (g)(i)	50	36
Class M5, 0.821% 1/25/36 (g)(i)	50	35
Class M6, 0.871% 1/25/36 (g)(i)	53	35
Series 2006-1:
Class A2, 0.531% 4/25/36 (g)(i)	102	90
Class M1, 0.551% 4/25/36 (g)(i)	37	29
Class M2, 0.571% 4/25/36 (g)(i)	39	30
Class M3, 0.591% 4/25/36 (g)(i)	33	25
Class M4, 0.691% 4/25/36 (g)(i)	19	14
Class M5, 0.731% 4/25/36 (g)(i)	18	13
Class M6, 0.811% 4/25/36 (g)(i)	37	25
Series 2006-2A:
Class M1, 0.481% 7/25/36 (g)(i)	92	70
Class M2, 0.501% 7/25/36 (g)(i)	65	48
Class M3, 0.521% 7/25/36 (g)(i)	54	38
Class M4, 0.591% 7/25/36 (g)(i)	36	24
Class M5, 0.641% 7/25/36 (g)(i)	45	28
Series 2006-3A Class M4, 0.601% 10/25/36 (g)(i)	37	4
Series 2006-4A:
Class A2, 0.441% 12/25/36 (g)(i)	1,946	1,711
Class M1, 0.461% 12/25/36 (g)(i)	129	99
Class M2, 0.481% 12/25/36 (g)(i)	86	56
Class M3, 0.511% 12/25/36 (g)(i)	88	48
Series 2007-1 Class A2, 0.441% 3/25/37 (g)(i)	395	340
Series 2007-2A:
Class A1, 0.441% 7/25/37 (g)(i)	414	349
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-2A:
Class A2, 0.491% 7/25/37 (g)(i)	$ 388	$ 311
Class M1, 0.541% 7/25/37 (g)(i)	136	47
Class M2, 0.581% 7/25/37 (g)(i)	74	15
Class M3, 0.661% 7/25/37 (g)(i)	57	4
Series 2007-3:
Class A2, 0.461% 7/25/37 (g)(i)	409	342
Class M1, 0.481% 7/25/37 (g)(i)	82	63
Class M2, 0.511% 7/25/37 (g)(i)	87	56
Class M3, 0.541% 7/25/37 (g)(i)	137	58
Class M4, 0.671% 7/25/37 (g)(i)	215	66
Class M5, 0.771% 7/25/37 (g)(i)	104	17
Series 2007-4A:
Class M1, 1.1183% 9/25/37 (g)(i)	164	31
Class M2, 1.2183% 9/25/37 (g)(i)	47	7
Series 2004-1, Class IO, 1.25% 4/25/34 (g)(k)	905	34
Series 2006-3A, Class IO, 0% 10/25/36 (g)(i)(k)	17,793	0
Series 2007-5A, Class IO, 4.186% 10/25/37 (g)(i)(k)	2,580	55
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer:
Series 2007-PW16:
Class A4, 5.7072% 6/11/40 (i)	534	574
Class AAB, 5.7072% 6/11/40 (i)	2,266	2,310
Series 2007-PW18 Class A4, 5.7% 6/11/50	4,380	4,740
Series 2006-T22 Class A4, 5.5714% 4/12/38 (i)	105	108
Series 2007-PW18 Class X2, 0.2845% 6/11/50 (g)(i)(k)	41,984	141
Series 2007-T28 Class X2, 0.1365% 9/11/42 (g)(i)(k)	26,148	36
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24 (g)(i)	187	130
C-BASS Trust floater Series 2006-SC1 Class A, 0.4383% 5/25/36 (g)(i)	274	260
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class DPA, 3.1665% 12/15/27 (g)(i)	2,276	2,278
Citigroup Commercial Mortgage Trust Series 2007-C6 Class A4, 5.7131% 12/10/49 (i)	3,035	3,285
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4:
Class A3, 5.293% 12/11/49	83	84
Class A4, 5.322% 12/11/49	7,683	8,100
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (i)	1,019	990
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM Mortgage Trust pass-thru certificates floater Series 2005-F10A Class J, 1.023% 4/15/17 (g)(i)	$ 96	$ 96
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	915	959
Series 2007-C2 Class A2, 5.448% 1/15/49 (i)	18	18
Series 2007-C3 Class A4, 5.6983% 6/15/39 (i)	325	348
Series 2007-C5 Class A4, 5.695% 9/15/40 (i)	825	888
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.523% 4/15/22 (g)(i)	624	621
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CKN5 Class AX, 0% 9/15/34 (g)(i)(k)	3	0 *
Credit Suisse Mortgage Capital Certificates Series 2007-C1 Class B, 5.487% 2/15/40 (g)(i)	1,394	152
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 0.971% 12/5/31 (g)(i)	1,329	1,324
Class A2FL, 0.871% 12/5/31 (g)(i)	1,380	1,376
Class BFL, 1.271% 12/5/31 (g)(i)	5,070	5,059
Class CFL, 1.671% 12/5/31 (g)(i)	3,690	3,680
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/19 (g)	6,410	6,492
Class CFX, 3.3822% 12/15/19 (g)	5,380	5,354
Class DFX, 3.3822% 12/15/19 (g)	4,559	4,454
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	10,052	10,650
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	28,618	30,335
Series 2006-GG7 Class A4, 5.8188% 7/10/38 (i)	7,423	7,714
GS Mortgage Securities Corp. II Series 2006-GG6 Class A4, 5.553% 4/10/38 (i)	4,091	4,173
GS Mortgage Securities Trust sequential payer Series 2006-GG8:
Class A1A, 5.547% 11/10/39	2,074	2,198
Class A4, 5.56% 11/10/39	3,855	4,060
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (g)	1,180	1,198
Class DFX, 4.4065% 11/5/30 (g)	11,029	11,232
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A:
Class E, 0.453% 11/15/18 (g)(i)	104	103
Class F, 0.503% 11/15/18 (g)(i)	265	257
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
floater:
Series 2006-FL2A:
Class G, 0.533% 11/15/18 (g)(i)	$ 230	$ 222
Class H, 0.673% 11/15/18 (g)(i)	176	169
Series 2014-BXH:
Class C, 1.823% 4/15/27 (g)(i)	1,775	1,773
Class D, 2.423% 4/15/27 (g)(i)	3,781	3,768
sequential payer:
Series 2006-CB17 Class A4, 5.429% 12/12/43	2,114	2,220
Series 2006-LDP8:
Class A1A, 5.397% 5/15/45	7,499	7,835
Class A4, 5.399% 5/15/45	526	550
Series 2006-LDP9 Class A3, 5.336% 5/15/47	14,758	15,587
Series 2007-CB19 Class A4, 5.6985% 2/12/49 (i)	3,228	3,464
Series 2007-LD11 Class A4, 5.7953% 6/15/49 (i)	31,964	34,218
Series 2007-LDPX Class A3, 5.42% 1/15/49	13,948	14,824
Series 2006-LDP7 Class A4, 5.8754% 4/15/45 (i)	1,505	1,564
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (i)	54	1
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9055% 7/15/44 (i)	743	803
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.125% 4/25/21 (i)	4	4
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A4, 5.372% 9/15/39	410	431
Series 2006-C7 Class A2, 5.3% 11/15/38	471	476
Series 2007-C1 Class A4, 5.424% 2/15/40	12,610	13,406
Series 2007-C2 Class A3, 5.43% 2/15/40	1,617	1,721
Series 2007-C6 Class A4, 5.858% 7/15/40 (i)	1,057	1,112
Series 2007-C7 Class A3, 5.866% 9/15/45	1,385	1,516
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.4198% 1/12/44 (g)(i)	793	774
Series 2008-C1 Class A4, 5.69% 2/12/51	1,430	1,553
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (i)	201	204
Series 2007-5:
Class A4, 5.378% 8/12/48	6,990	7,399
Class B, 5.479% 8/12/48	2,736	1,427
Series 2007-6 Class A4, 5.485% 3/12/51 (i)	7,400	7,919
Series 2007-7 Class A4, 5.7473% 6/12/50 (i)	3,192	3,436
Series 2007-6 Class B, 5.635% 3/12/51 (i)	912	284
Series 2007-7 Class B, 5.7473% 6/12/50 (i)	79	3
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
Series 2007-8 Class A3, 5.8862% 8/12/49 (i)	$ 787	$ 855
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.373% 7/15/19 (g)(i)	272	242
Series 2007-XLFA:
Class C, 0.327% 10/15/20 (g)(i)	4	4
Class D, 0.357% 10/15/20 (g)(i)	507	504
Class E, 0.417% 10/15/20 (g)(i)	634	628
Class F, 0.467% 10/15/20 (g)(i)	380	377
Class G, 0.507% 10/15/20 (g)(i)	470	464
Class H, 0.597% 10/15/20 (g)(i)	296	286
Class J, 0.747% 10/15/20 (g)(i)	171	157
sequential payer:
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (i)	79	79
Series 2007-IQ15 Class A4, 5.9083% 6/11/49 (i)	29,956	32,356
Series 2006-IQ11 Class A4, 5.6614% 10/15/42 (i)	224	228
Series 2007-IQ14:
Class A4, 5.692% 4/15/49	1,368	1,466
Class AAB, 5.654% 4/15/49	1,185	1,211
Class B, 5.7403% 4/15/49 (i)	224	19
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (g)	122	41
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class G, 0.533% 9/15/21 (g)(i)	137	135
Class J, 0.773% 9/15/21 (g)(i)	300	285
Series 2007-WHL8:
Class F, 0.653% 6/15/20 (g)(i)	3,171	3,039
Class LXR1, 0.873% 6/15/20 (g)(i)	112	109
sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	15,721	16,742
Series 2007-C31:
Class A4, 5.509% 4/15/47	47,617	50,065
Class A5, 5.5% 4/15/47	20,438	22,009
Series 2007-C33:
Class A4, 5.9428% 2/15/51 (i)	23,494	25,049
Class A5, 5.9428% 2/15/51 (i)	10,259	11,179
Series 2005-C19 Class B, 4.892% 5/15/44	912	918
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2005-C22:
Class B, 5.3597% 12/15/44 (i)	$ 2,022	$ 2,002
Class F, 5.3597% 12/15/44 (g)(i)	1,521	384
Series 2006-C23 Class A5, 5.416% 1/15/45 (i)	5,005	5,154
Series 2006-C27 Class A1A, 5.749% 7/15/45 (i)	7,904	8,301
Series 2007-C30:
Class C, 5.483% 12/15/43 (i)	2,736	2,708
Class D, 5.513% 12/15/43 (i)	1,459	1,358
Series 2007-C31 Class C, 5.6742% 4/15/47 (i)	251	247
Series 2007-C31A Class A2, 5.421% 4/15/47	631	631
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $471,110)		481,144
Municipal Securities - 1.3%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (i)	1,700	1,713
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	1,095	1,660
7.3% 10/1/39	16,765	25,273
7.5% 4/1/34	7,195	10,913
7.55% 4/1/39	27,365	43,298
7.6% 11/1/40	16,125	25,982
7.625% 3/1/40	2,445	3,867
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	1,170	1,255
Series 2010 C1, 7.781% 1/1/35	6,325	7,664
Series 2012 B, 5.432% 1/1/42	3,515	3,271
6.05% 1/1/29	400	422
6.314% 1/1/44	12,335	12,900
Illinois Fin. Auth. Rev. Series 2013 A, 4.545% 10/1/18	32,000	32,938
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	585	609
5.1% 6/1/33	70,725	71,377
Series 2010-1, 6.63% 2/1/35	25,440	28,667
Series 2010-3:
5.547% 4/1/19	155	169
6.725% 4/1/35	11,505	13,060
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois Gen. Oblig.: - continued
Series 2010-3:
7.35% 7/1/35	$ 4,495	$ 5,363
Series 2011:
4.961% 3/1/16	495	513
5.365% 3/1/17	185	199
5.665% 3/1/18	7,935	8,653
5.877% 3/1/19	17,935	19,871
Series 2013:
1.28% 12/1/15	4,270	4,279
4% 12/1/20	6,040	6,202
TOTAL MUNICIPAL SECURITIES (Cost $309,621)		330,118
Foreign Government and Government Agency Obligations - 0.1%

Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (g)	5,555	5,590
6.369% 6/16/18 (g)	10,462	11,184
Italian Republic 5.375% 6/12/17	4,115	4,484
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $21,354)		21,258
Bank Loan Obligations - 0.6%

CONSUMER DISCRETIONARY - 0.2%
Diversified Consumer Services - 0.0%
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (i)	10,272	9,630
Hotels, Restaurants & Leisure - 0.1%
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (i)	2,182	2,106
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (i)	443	402
Fantasy Springs Resort Casino term loan 12% 8/6/12 (d)(i)	8,755	6,916
Landry's Restaurants, Inc. Tranche B, term loan 4% 4/24/18 (i)	7,471	7,476
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (i)	$ 627	$ 623
Station Casinos LLC Tranche B, term loan 4.25% 3/1/20 (i)	1,637	1,637
		19,160
Household Durables - 0.0%
Serta Simmons Holdings, LLC Tranche B, term loan 4.25% 10/1/19 (i)	1,608	1,610
Leisure Products - 0.0%
Bauer Performance Sports Ltd. Tranche B, term loan 4% 4/15/21 (i)	731	733
Media - 0.1%
Checkout Holding Corp.:
Tranche 2LN, term loan 7.75% 4/9/22 (i)	615	517
Tranche B 1LN, term loan 4.5% 4/9/21 (i)	1,298	1,240
Cumulus Media Holdings, Inc. Tranch B 1LN, term loan 4.25% 12/23/20 (i)	3,187	3,139
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 4.25% 5/22/18 (i)	170	169
Karman Buyer Corp. Tranche 2LN, term loan 7.5% 7/25/22 (i)	85	85
Liberty Cablevision of Puerto Rico:
Tranche 1LN, term loan 4.5% 1/7/22 (i)	110	108
Tranche 2LN, term loan 7.75% 7/7/23 (i)	435	436
McGraw-Hill School Education Tranche B, term loan 6.25% 12/18/19 (i)	3,604	3,604
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (i)	733	733
		10,031
TOTAL CONSUMER DISCRETIONARY		41,164
CONSUMER STAPLES - 0.0%
Personal Products - 0.0%
Revlon Consumer Products Corp. term loan 4% 8/19/19 (i)	1,112	1,111
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Drillships Ocean Ventures, Inc. Tranche B, term loan 5.5% 7/25/21 (i)	283	238
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (i)	$ 380	$ 303
Sheridan Production Partners I Tranche A, term loan 4.25% 12/16/20 (i)	54	48
		589
Oil, Gas & Consumable Fuels - 0.1%
American Energy-Marcellus LLC Tranche B 1LN, term loan 5.25% 8/4/20 (i)	1,675	1,415
Citgo Holding, Inc. Tranche B, term loan 9.5% 5/12/18 (i)	1,965	1,961
Fieldwood Energy, LLC:
Tranche 2LN, term loan 8.375% 9/30/20 (i)	7,740	5,960
Tranche B 1LN, term loan 3.875% 9/30/18 (i)	1,540	1,474
Samson Investment Co. Tranche B 2LN, term loan 5% 9/25/18 (i)	3,249	2,071
Sheridan Investment Partners I term loan 4.25% 12/16/20 (i)	391	348
Sheridan Investment Partners I, LLC Tranche B 2LN, term loan 4.25% 10/1/19 (i)	7,084	6,588
Sheridan Production Partners I Tranche M, term loan 4.25% 12/16/20 (i)	20	18
Targa Resources Corp. term loan 5.75% 2/27/22 (i)	1,165	1,162
		20,997
TOTAL ENERGY		21,586
FINANCIALS - 0.0%
Capital Markets - 0.0%
HarbourVest Partners LLC Tranche B, term loan 3.25% 2/4/21 (i)	206	203
Diversified Financial Services - 0.0%
TransUnion LLC Tranche B, term loan 4% 4/9/21 (i)	3,032	3,026
Real Estate Management & Development - 0.0%
DTZ U.S. Borrower LLC:
Tranche 2LN, term loan 9.25% 11/4/22 (i)	530	530
Tranche B 1LN, term loan 5.5% 11/4/21 (i)	1,320	1,327
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (i)	567	557
		2,414
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 2/15/18 (i)	$ 2,105	$ 2,005
TOTAL FINANCIALS		7,648
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.0%
American Renal Holdings, Inc.:
Tranche 2LN, term loan 8.5% 2/20/20 (i)	2,260	2,243
Tranche B 1LN, term loan 4.5% 8/20/19 (i)	1,979	1,974
		4,217
Health Care Providers & Services - 0.1%
DaVita HealthCare Partners, Inc. Tranche B, term loan 3.5% 6/24/21 (i)	3,174	3,182
Dialysis Newco, Inc.:
Tranche 2LN, term loan 7.75% 10/22/21 (i)	665	660
Tranche B 1LN, term loan 4.5% 4/23/21 (i)	7,037	6,985
MPH Acquisition Holdings LLC Tranche B, term loan 3.75% 3/31/21 (i)	401	398
Rural/Metro Corp.:
Tranche 2LN, term loan 14.5% 1/31/16	27	24
Tranche B, term loan 19.5% 1/31/16	86	78
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 8.5% 1/3/20 (i)	5,065	5,090
Tranche B 2LN, term loan 4.25% 7/3/19 (i)	1,784	1,779
		18,196
Life Sciences Tools & Services - 0.0%
Patheon, Inc. Tranche B, term loan 4.25% 3/11/21 (i)	1,343	1,333
Pharmaceuticals - 0.0%
Pharmedium Healthcare Corp. Tranche B 1LN, term loan 4.25% 1/28/21 (i)	261	257
TOTAL HEALTH CARE		24,003
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
TransDigm, Inc. Tranche D, term loan 3.75% 6/4/21 (i)	1,313	1,310
Commercial Services & Supplies - 0.0%
The Brickman Group, Ltd. Tranche B 1LN, term loan 4% 12/18/20 (i)	4,084	4,044
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 0.0%
Atlantic Power Ltd. Partnership Tranche B LN, term loan 4.75% 2/24/21 (i)	$ 226	$ 225
Professional Services - 0.0%
AlixPartners LLP:
Tranche 2LN, term loan 9% 7/10/21 (i)	2,210	2,221
Tranche B 2LN, term loan 4% 7/10/20 (i)	795	793
		3,014
TOTAL INDUSTRIALS		8,593
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.0%
Atkore International, Inc.:
Tranche 2LN, term loan 7.75% 10/9/21 (i)	750	713
Tranche B 1LN, term loan 4.5% 4/9/21 (i)	1,343	1,303
		2,016
IT Services - 0.1%
First Data Corp. Tranche B, term loan 3.6715% 3/24/18 (i)	7,260	7,247
Semiconductors & Semiconductor Equipment - 0.0%
Freescale Semiconductor, Inc. Tranche B 4LN, term loan 4.25% 3/1/20 (i)	2,317	2,311
Software - 0.0%
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/30/20 (i)	2,250	2,295
Tranche B 1LN, term loan 4.5% 10/30/19 (i)	1,167	1,170
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (i)	581	572
Tranche 2LN, term loan 8% 4/9/22 (i)	2,620	2,489
		6,526
TOTAL INFORMATION TECHNOLOGY		18,100
MATERIALS - 0.0%
Chemicals - 0.0%
American Rock Salt Co. LLC Tranche B 1LN, term loan 4.75% 5/20/21 (i)	1,423	1,412
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Chemicals - continued
Arizona Chem U.S., Inc. Tranche B 1LN, term loan 4.5% 6/12/21 (i)	$ 145	$ 144
Royal Adhesives & Sealants LLC Tranche 2LN, term loan 9.75% 1/31/19 (i)	1,190	1,205
		2,761
Containers & Packaging - 0.0%
Anchor Glass Container Corp. Tranche B, term loan 4.25% 6/30/21 (i)	362	362
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (i)	1,069	1,064
		1,426
Metals & Mining - 0.0%
Murray Energy Corp. Tranche B 1LN, term loan 5.25% 12/5/19 (i)	1,470	1,417
TOTAL MATERIALS		5,604
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Altice Financing SA Tranche B, term loan 5.5% 6/24/19 (i)	5,722	5,751
LTS Buyer LLC Tranche 2LN, term loan 8% 4/12/21 (i)	41	40
		5,791
UTILITIES - 0.1%
Electric Utilities - 0.0%
Calpine Construction Finance Co. LP Tranche B 2LN, term loan 3.25% 1/31/22 (i)	3,371	3,316
Gas Utilities - 0.0%
Everest Acquisition LLC Tranche B 3LN, term loan 3.5% 5/24/18 (i)	487	471
Independent Power and Renewable Electricity Producers - 0.1%
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 6/19/16 (i)	25,472	25,647
TOTAL UTILITIES		29,434
TOTAL BANK LOAN OBLIGATIONS (Cost $166,239)		163,034
Bank Notes - 0.0%
	Principal Amount (000s)	Value (000s)
Discover Bank (Delaware) 3.2% 8/9/21 (Cost $8,158)	$ 8,178	$ 8,353
Preferred Securities - 0.2%

FINANCIALS - 0.2%
Banks - 0.2%
Bank of America Corp. 5.2% (h)(i)	6,665	6,517
Barclays Bank PLC 7.625% 11/21/22	5,205	6,067
Citigroup, Inc.:
5.35% (h)(i)	14,740	14,395
5.9% (h)(i)	920	926
5.95% (h)(i)	1,325	1,348
Credit Agricole SA 6.625% (g)(h)(i)	10,000	10,050
JPMorgan Chase & Co. 5.15% (h)(i)	5,940	5,915
Wells Fargo & Co. 5.875% (h)(i)	1,095	1,159
		46,377
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (h)(i)	996	1,052
TOTAL PREFERRED SECURITIES (Cost $46,487)		47,429
Fixed-Income Funds - 3.6%
	Shares
Fidelity Mortgage Backed Securities Central Fund (j) (Cost $870,418)	8,503,099	933,980
Other - 0.0%

Other - 0.0%
Tribune Co. Claim (a) (Cost $11)	11,084	11
Money Market Funds - 4.2%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.13% (b)	1,002,879,354	$ 1,002,879
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	84,681,733	84,682
TOTAL MONEY MARKET FUNDS (Cost $1,087,561)		1,087,561
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $20,455,585)		25,962,300
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,192)
NET ASSETS - 100%		$ 25,960,108
TBA Sale Commitments
	Principal Amount (000s)
Ginnie Mae
4% 3/1/45 (Proceeds $3,610)	$ (3,400)	$ (3,616)
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $821,219,000 or 3.2% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(l) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.
(m) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

(n) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $421,727,000 or 1.6% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Blu Homes, Inc. Series A, 5.00%	6/10/13	$ 5,000
C. Wonder LLC Class A-1	12/27/12 - 6/25/13	$ 19,500
Corindus Vascular Robotics, Inc.	9/12/14	$ 12,500
Deem, Inc.	9/19/13	$ 8,065
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$ 4
Legend Pictures LLC	9/23/10 - 3/30/12	$ 37,645
Moda Operandi, Inc. Series E	12/18/14	$ 20,000
Roku, Inc. Series F, 8.00%	5/7/13	$ 5,000
Spotify Technology SA	11/14/12	$ 15,028
Station Holdco LLC	6/17/11	$ 1,131
Station Holdco LLC	4/1/13	$ 10
Station Holdco LLC unit	4/1/13	$ 0*
Station Holdco LLC warrants 6/15/18	8/11/08 - 8/15/08	$ 6,416
Tory Burch LLC	12/31/12	$ 17,505
Security	Acquisition Date	Acquisition Cost (000s)
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$ 25,000
Vice Holding, Inc.	7/18/14	$ 29,997
Vice Holding, Inc. Series A	8/3/12	$ 34,999
WP Rocket Holdings, Inc.	6/24/11 - 2/2/15	$ 3,024
WP Rocket Holdings, Inc. Class C 19.50%	2/2/15	$ 243
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 697
Fidelity Mortgage Backed Securities Central Fund	10,109
Fidelity Securities Lending Cash Central Fund	265
Total	$ 11,071
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 783,087	$ 194,629	$ 54,065	$ 933,980	21.2%
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aspen Aerogels, Inc.	$ 22,703	$ -	$ -	$ -	$ 18,819
CareView Communications, Inc.	5,890	-	-	-	5,421
Total	$ 28,593	$ -	$ -	$ -	$ 24,240
Other Information

The following is a summary of the inputs used, as of February 28, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,688,237	$ 2,338,275	$ 10,656	$ 339,306
Consumer Staples	1,523,243	1,523,243	-	-
Energy	839,940	839,940	-	-
Financials	2,705,962	2,697,085	8,877	-
Health Care	3,283,271	3,283,233	-	38
Industrials	1,209,064	1,207,770	-	1,294
Information Technology	3,932,424	3,871,040	497	60,887
Materials	561,775	561,775	-	-
Telecommunication Services	136,684	122,368	14,316	-
Utilities	415,980	415,980	-	-
Corporate Bonds	3,948,211	-	3,948,211	-
U.S. Government and Government Agency Obligations	1,243,923	-	1,243,923	-
U.S. Government Agency - Mortgage Securities	309,782	-	309,782	-
Asset-Backed Securities	70,516	-	69,701	815
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Collateralized Mortgage Obligations	$ 20,400	$ -	$ 20,400	$ -
Commercial Mortgage Securities	481,144	-	480,186	958
Municipal Securities	330,118	-	330,118	-
Foreign Government and Government Agency Obligations	21,258	-	21,258	-
Bank Loan Obligations	163,034	-	154,799	8,235
Bank Notes	8,353	-	8,353	-
Preferred Securities	47,429	-	47,429	-
Fixed-Income Funds	933,980	933,980	-	-
Other	11	-	-	11
Money Market Funds	1,087,561	1,087,561	-	-
Total Investments in Securities:	$ 25,962,300	$ 18,882,250	$ 6,668,506	$ 411,544
Other Financial Instruments:
TBA Sale Commitments	$ (3,616)	$ -	$ (3,616)	$ -
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Equities - Consumer Discretionary
Beginning Balance	$ 309,698
Net Realized Gain (Loss) on Investment Securities	(4)
Net Unrealized Gain (Loss) on Investment Securities	16,576
Cost of Purchases	20,036
Proceeds of Sales	(7,000)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 339,306
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2015	$ 19,334
(Amounts in thousands)
Investments in Securities:
Other Investments in Securities
Beginning Balance	$ 46,839
Net Realized Gain (Loss) on Investment Securities	219
Net Unrealized Gain (Loss) on Investment Securities	24,500
Cost of Purchases	345
Proceeds of Sales	(630)
Amortization/Accretion	79
Transfers into Level 3	12,692
Transfers out of Level 3	(11,806)
Ending Balance	$ 72,238
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2015	$ 24,497

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	9.9%
AAA,AA,A	4.5%
BBB	9.4%
BB	3.4%
B	1.7%
CCC,CC,C	0.3%
D	0.0%*
Not Rated	0.3%
Equities	66.6%
Short-Term Investments and Net Other Assets	3.9%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

* Amount represents less than 0.1%
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	87.4%
Ireland	3.0%
Netherlands	1.5%
Canada	1.4%
Others (Individually Less Than 1%)	6.7%
100.0%
The information in the above tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2015

Assets
Investment in securities, at value (including securities loaned of $81,400) - See accompanying schedule: Unaffiliated issuers (cost $18,465,533)	$ 23,916,519
Fidelity Central Funds (cost $1,957,979)	2,021,541
Other affiliated issuers (cost $32,073)	24,240
Total Investments (cost $20,455,585)		$ 25,962,300
Cash		1,984
Receivable for investments sold		166,987
Receivable for TBA sale commitments		3,610
Receivable for fund shares sold		22,962
Dividends receivable		23,590
Interest receivable		60,438
Distributions receivable from Fidelity Central Funds		141
Prepaid expenses		34
Other receivables		1,065
Total assets		26,243,111

Liabilities
Payable for investments purchased	$ 162,661
TBA sale commitments, at value	3,616
Payable for fund shares redeemed	19,669
Accrued management fee	8,516
Other affiliated payables	2,711
Other payables and accrued expenses	1,148
Collateral on securities loaned, at value	84,682
Total liabilities		283,003

Net Assets		$ 25,960,108
Net Assets consist of:
Paid in capital		$ 20,020,475
Undistributed net investment income		236,099
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		196,838
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		5,506,696
Net Assets		$ 25,960,108

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2015

Puritan: Net Asset Value, offering price and redemption price per share ($19,495,695 ÷ 880,974 shares)	$ 22.13

Class K: Net Asset Value, offering price and redemption price per share ($6,464,413 ÷ 292,222 shares)	$ 22.12

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended February 28, 2015

Investment Income
Dividends		$ 129,122
Special dividends		147,510
Interest		118,754
Income from Fidelity Central Funds		11,071
Total income		406,457

Expenses
Management fee	$ 49,430
Transfer agent fees	14,835
Accounting and security lending fees	1,096
Custodian fees and expenses	149
Independent trustees' compensation	49
Appreciation in deferred trustee compensation account	1
Registration fees	196
Audit	186
Legal	111
Miscellaneous	103
Total expenses before reductions	66,156
Expense reductions	(185)	65,971
Net investment income (loss)		340,486
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	562,719
Fidelity Central Funds	272
Foreign currency transactions	743
Futures contracts	3,553
Swaps	3,120
Total net realized gain (loss)		570,407
Change in net unrealized appreciation (depreciation) on: Investment securities	281,424
Assets and liabilities in foreign currencies	37
Futures contracts	163
Delayed delivery commitments	66
Total change in net unrealized appreciation (depreciation)		281,690
Net gain (loss)		852,097
Net increase (decrease) in net assets resulting from operations		$ 1,192,583

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2015	Year ended August 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 340,486	$ 393,796
Net realized gain (loss)	570,407	1,903,847
Change in net unrealized appreciation (depreciation)	281,690	1,894,152
Net increase (decrease) in net assets resulting from operations	1,192,583	4,191,795
Distributions to shareholders from net investment income	(193,888)	(374,472)
Distributions to shareholders from net realized gain	(1,690,056)	(1,699,060)
Total distributions	(1,883,944)	(2,073,532)
Share transactions - net increase (decrease)	2,137,891	1,231,634
Total increase (decrease) in net assets	1,446,530	3,349,897

Net Assets
Beginning of period	24,513,578	21,163,681
End of period (including undistributed net investment income of $236,099 and undistributed net investment income of $89,501, respectively)	$ 25,960,108	$ 24,513,578

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Puritan

	Six months ended February 28,	Years ended August 31,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 22.91	$ 20.98	$ 19.53	$ 17.72	$ 15.81	$ 15.06
Income from Investment Operations
Net investment income (loss) D	.30K	.36	.36	.38	.35	.40
Net realized and unrealized gain (loss)	.66	3.60	1.79	1.78	1.93	.75
Total from investment operations	.96	3.96	2.15	2.16	2.28	1.15
Distributions from net investment income	(.17)	(.35)	(.35)	(.35)	(.36)	(.39)
Distributions from net realized gain	(1.57)	(1.68)	(.35)	-	-H	(.01)
Total distributions	(1.74)	(2.03)	(.70)	(.35)	(.37)I	(.40)
Net asset value, end of period	$ 22.13	$ 22.91	$ 20.98	$ 19.53	$ 17.72	$ 15.81
Total ReturnB, C	4.82%	20.17%	11.29%	12.35%	14.38%	7.61%
Ratios to Average Net Assets E, G
Expenses before reductions	.56%A	.56%	.58%	.59%	.60%	.61%
Expenses net of fee waivers, if any	.56%A	.56%	.58%	.59%	.60%	.61%
Expenses net of all reductions	.56%A	.56%	.57%	.59%	.59%	.61%
Net investment income (loss)	2.73%A, K	1.68%	1.79%	2.03%	1.96%	2.48%
Supplemental Data
Net assets, end of period (in millions)	$ 19,496	$ 18,351	$ 15,934	$ 15,472	$ 15,420	$ 15,054
Portfolio turnover rateF	111% A	160%	229% J	141%	154% J	104%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.37 per share is comprised of distributions from net investment income of $.364 and distributions from net realized gain of $.003 per share.

J The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

K Investment income per share reflects a large, non-recurring dividend which amounted to $.13  per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.54%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended February 28,	Years ended August 31,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 22.90	$ 20.98	$ 19.52	$ 17.72	$ 15.80	$ 15.06
Income from Investment Operations
Net investment income (loss) D	.31J	.39	.39	.40	.38	.42
Net realized and unrealized gain (loss)	.66	3.58	1.79	1.77	1.93	.74
Total from investment operations	.97	3.97	2.18	2.17	2.31	1.16
Distributions from net investment income	(.18)	(.37)	(.37)	(.37)	(.39)	(.41)
Distributions from net realized gain	(1.57)	(1.68)	(.35)	-	-H	(.01)
Total distributions	(1.75)	(2.05)	(.72)	(.37)	(.39)	(.42)
Net asset value, end of period	$ 22.12	$ 22.90	$ 20.98	$ 19.52	$ 17.72	$ 15.80
Total ReturnB, C	4.87%	20.25%	11.48%	12.43%	14.59%	7.69%
Ratios to Average Net Assets E, G
Expenses before reductions	.46%A	.46%	.47%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.46%A	.46%	.47%	.48%	.48%	.48%
Expenses net of all reductions	.46%A	.46%	.46%	.47%	.47%	.47%
Net investment income (loss)	2.83%A, J	1.78%	1.90%	2.15%	2.09%	2.61%
Supplemental Data
Net assets, end of period (in millions)	$ 6,464	$ 6,162	$ 5,230	$ 4,261	$ 3,211	$ 2,280
Portfolio turnover rateF	111% A	160%	229%I	141%	154%I	104%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

J Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.64%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2015

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Puritan® Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Puritan and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Repurchase Agreements Delayed Delivery & When Issued Securities Swaps	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

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3. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 02/28/15 (000s)	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input*
Asset-Backed Securities	$ 815	Discounted cash flow	Yield	9.5%	Decrease
		Expected distribution	Recovery rate	0.5%	Increase
Bank Loan Obligations	$ 7,018	Last transaction price	Transaction price	$90.47	Increase
		Market comparable	EV/EBITDA multiple	6.5	Increase
			Discount for lack of marketability	15.0%	Decrease
Commercial Mortgage Securities	$ 958	Discounted cash flow	Discount rate	20.0%	Decrease
			Yield	10.0%	Decrease
		Expected distribution	Recovery rate	0.0% - 89.0% / 89.0%	Increase
		Market comparable	Quoted price	$33.18 - $99.50 / $38.60	Increase
			Spread	10.2%	Decrease

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3. Significant Accounting Policies - continued

Investment Valuation - continued

Asset Type	Fair Value at 02/28/15 (000s)	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input*
Corporate Bonds	$ 0	Expected distribution	Recovery rate	0.0%	Increase
Equities	$ 401,522	Expected distribution	Recovery rate	0.0%	Increase
		Last transaction price	Transaction price	$33.32 - $15,147.05 / $9,795.33	Increase
		Market comparable	P/E Multiple	15.4	Increase
			EV/Sales Multiple	1.7 - 4.4 / 3.2	Increase
			EV/EBITDA multiple	8.0 - 15.5 / 15.2	Increase
			Discount for lack of marketability	10.0% - 20.0% / 15.4%	Decrease
			Discount to comparables	20.0%	Decrease
			Discount rate	8.0%	Decrease
		Market quotes	Mid price	$15.00	Increase
		Replacement cost	Liquidity preference	$1.00	Increase
		Straight line	Price of underlying	$15.00	Increase
			Strike price	$40.00 - $47.50 / $44.27	Increase
		Tender offer	Tender offer price	$72.91	Increase
Other	$ 11	Expected distribution	Recovery rate	1.0%	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input.
A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2015, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

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3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, market discount, original issue discount, contingent interest, equity-debt classifications, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 5,797,620
Gross unrealized depreciation	(291,888)
Net unrealized appreciation (depreciation) on securities	$ 5,505,732

Tax cost	$ 20,456,568

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

If the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

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3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$ 3,553	$ 163
Swaps	3,120	-
Totals (a)	$ 6,673	$ 163

(a) A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

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4. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Swaps - continued

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps."

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities aggregated $6,122,312 and $5,842,857, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .40% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Puritan. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

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6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Puritan	$ 13,380.14
Class K	1,455.05
	$ 14,835

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $40 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $17 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

8. Security Lending - continued

determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $1,071. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Total security lending income during the period, presented in the Statement of Operations as a component of interest income, amounted to $482. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from the Fidelity Central Funds, amounted to $265 (including $76 from securities loaned to FCM).

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $179 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Puritan expenses during the period in the amount of $4.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2015	Year ended August 31, 2014
From net investment income
Puritan	$ 142,929	$ 277,059
Class K	50,959	97,413
Total	$ 193,888	$ 374,472

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10. Distributions to Shareholders - continued

	Six months ended February 28, 2015	Year ended August 31, 2014
From net realized gain
Puritan	$ 1,265,857	$ 1,279,703
Class K	424,199	419,357
Total	$ 1,690,056	$ 1,699,060

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended February 28, 2015	Year ended August 31, 2014	Six months ended February 28, 2015	Year ended August 31, 2014
Puritan
Shares sold	71,998	83,240	$ 1,559,754	$ 1,795,083
Reinvestment of distributions	64,852	71,802	1,341,414	1,481,284
Shares redeemed	(57,031)	(113,337)	(1,239,977)	(2,452,014)
Net increase (decrease)	79,819	41,705	$ 1,661,191	$ 824,353
Class K
Shares sold	25,907	47,633	$ 562,081	$ 1,032,662
Reinvestment of distributions	22,984	25,049	475,158	516,770
Shares redeemed	(25,784)	(52,889)	(560,539)	(1,142,151)
Net increase (decrease)	23,107	19,793	$ 476,700	$ 407,281

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

13. Litigation.

The Fund, and other entities managed by Fidelity or its affiliates, were named as defendants in a lawsuit brought by creditors of a subsidiary of Energy Future Holdings Corp. ("EFH"), which is currently in bankruptcy and was formerly known as TXU. The lawsuit, which is captioned as In Re:  ENERGY FUTURE HOLDINGS CORP. et al.  U.S. Bankruptcy Court, D. Del. Case No. 14-10979 (CSS); AVENUE CAPITAL MANAGEMENT II, LP, et al. v. FIDELITY INVESTMENTS, et al. Adversary No. 14-50797 (CSS), was filed in the United States Bankruptcy Court for the District of Delaware on October 6, 2014. The plaintiffs sought to enforce an alleged agreement under which the Fund and other defendants would sell certain EFH notes to the plaintiffs at a specified price. Plaintiffs sought a declaration that an alleged right to call the securities was properly exercised and an order that the Fund and other defendants transfer the notes to the plaintiffs at the specified price. The Fund and the other defendants disputed the plaintiffs' claims and filed a motion to dismiss contending, among other things, that the right to call the notes never came into existence and was part of a proposed settlement agreement that was never completed or approved by the bankruptcy court. On January 20, 2015, the court granted the defendants' motion and dismissed the complaint with prejudice. The plaintiffs filed a notice of appeal on February 3, 2015. If the lawsuit were to be decided in a manner adverse to the Fund, the Fund could experience a loss up to $6,038 as of period end. The Fund will also incur legal costs in defending the case.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and the Shareholders of Fidelity Puritan Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Puritan Fund (a fund of Fidelity Puritan Trust) at February 28, 2015, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Puritan Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2015 by correspondence with the custodian, agent banks and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 28, 2015

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JP Morgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

PUR-K-USAN-0415
1.863168.106

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Puritan Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Puritan Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 7, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 7, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 7, 2015